UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:	BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2021

Date of reporting period: 07/31/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JULY 31, 2021

2021 Annual Report

BlackRock FundsSM

•	iShares Russell Mid-Cap Index Fund
•	iShares Russell Small/Mid-Cap Index Fund
•	iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of July 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, eventually regaining the output lost from the pandemic.

Equity prices rose with the broader economy, as strong fiscal and monetary support, as well as the development of vaccines, made investors increasingly optimistic about the economic outlook. The implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks. International equities also gained, as both developed and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. In response to rising inflation late in the period, the Fed changed its market guidance, raising the likelihood of less bond purchasing and the possibility of higher rates in 2023.

Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	19.19%	36.45%

U.S. small cap equities (Russell 2000® Index)	7.86	51.97

International equities (MSCI Europe, Australasia, Far East Index)	10.83	30.31

Emerging market equities (MSCI Emerging Markets Index)	(2.76)	20.64

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(0.59)	(5.12)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	0.21	(0.70)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.38	3.47

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.66	10.62

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of July 31, 2021	iShares Russell Mid-Cap Index Fund

Investment Objective

iShares Russell Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2021, the Fund’s Institutional Shares returned 42.43%, Investor A Shares returned 42.05%, and Class K Shares returned 42.50%. The benchmark Russell Midcap® Index (the “Index”) returned 42.58% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

During August 2020, U.S. stocks continued their recovery and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter of 2020 but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.

U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.

Following the strong end to 2020, favorable market conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the United States starting to lead in the COVID-19 vaccine rollout, optimism continued to rise for strong economic growth in the first quarter of 2021. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported returns over the quarter.

During the second quarter of 2021, the U.S. equity market rallied as the COVID-19 vaccination campaign continued to accelerate, and as more signs emerged for a sooner-than-expected economic activity restart. The U.S. Consumer Price Index (a measure of the average change over time in the prices paid by consumers for a market basket of consumer goods and services) increased by more than 4% (over the one-year period as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May 2021. In June 2021, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending. The domestic markets continued climbing in June, as Fed commentary eased investors’ worries about the potential for tightening monetary policy too quickly. Furthermore, U.S. economic data over the second quarter of 2021 were generally very strong.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2021 (continued)	iShares Russell Mid-Cap Index Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The Fund commenced operations on May 13, 2015.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell Midcap® Index.
(c)

An index that measures the performance of approximately 800 smallest companies in the Russell 1000® Index, which represent approximately 31% of the total market capitalization of the Russell 1000® Index.

Performance Summary for the Period Ended July 31, 2021

	Average Annual Total Returns(a)

	1 Year	5 Years	Since Inception	(b)
Institutional	42.43%	14.68%	12.34%
Investor A	42.05	14.41	12.07
Class K	42.50	14.73	12.41

Russell Midcap® Index	42.58	14.77	12.38

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees, and how performance was calculated for certain share classes.
(b)	The Fund commenced operations on May 13, 2015.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (02/01/21)	Ending Account Value (07/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (02/01/21)	Ending Account Value (07/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,173.90	$0.43		$1,000.00	$1,024.40	$0.40		0.08%
Investor A	1,000.00	1,172.40	1.94		1,000.00	1,023.01	1.81		0.36
Class K	1,000.00	1,173.80	0.32		1,000.00	1,024.50	0.30		0.06

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of July 31, 2021 (continued)	iShares Russell Mid-Cap Index Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	19%
Industrials	15
Consumer Discretionary	13
Health Care	12
Financials	12
Real Estate	8
Materials	5
Communication Services	5
Utilities	4
Energy	3
Consumer Staples	3
Investment Companies	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(2)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Investment Objective

iShares Russell Small/Mid-Cap Index Fund’s (the “Fund”) investment objective is to seek to track the performance of the small to mid-cap segment of the U.S. equity universe.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2021, the Fund’s Institutional Shares returned 48.81%, Investor A Shares returned 48.49%, and Class K Shares returned 48.88%. The benchmark Russell 2500TM Index (the “Index”) returned 49.09% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

During August 2020, U.S. stocks continued their recovery and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter of 2020 but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.

U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.

Following the strong end to 2020, favorable market conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the United States starting to lead in the COVID-19 vaccine rollout, optimism continued to rise for strong economic growth in the first quarter of 2021. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported returns over the quarter.

During the second quarter of 2021, the U.S. equity market rallied as the COVID-19 vaccination campaign continued to accelerate, and as more signs emerged for a sooner-than-expected economic activity restart. The U.S. Consumer Price Index (a measure of the average change over time in the prices paid by consumers for a market basket of consumer goods and services) increased by more than 4% (over the one-year period as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May 2021. In June 2021, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending. The domestic markets continued climbing in June, as Fed commentary eased investors’ worries about the potential for tightening monetary policy too quickly. Furthermore, U.S. economic data over the second quarter of 2021 were generally very strong.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of July 31, 2021 (continued)	iShares Russell Small/Mid-Cap Index Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The Fund commenced operations on August 13, 2015.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 2500™ Index.
(c)	An index that measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index.

Performance Summary for the Period Ended July 31, 2021

	Average Annual Total Returns(a)

	1 Year	5 Years	Since Inception	(b)
Institutional	48.81%	14.69%	12.81%
Investor A	48.49	14.43	12.56
Class K	48.88	14.74	12.86

Russell 2500™ Index	49.09	14.76	12.82

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund commenced operations on August 13, 2015.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (02/01/21)	Ending Account Value (07/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (02/01/21)	Ending Account Value (07/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,120.20	$0.63		$1,000.00	$1,024.20	$0.60		0.12%
Investor A	1,000.00	1,119.20	1.79		1,000.00	1,023.11	1.71		0.34
Class K	1,000.00	1,120.40	0.37		1,000.00	1,024.45	0.35		0.07

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

8	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2021 (continued)	iShares Russell Small/Mid-Cap Index Fund

Portfolio Information

SECTOR ALLOCATION

Sector(a)	Percent of Net Assets
Information Technology	16%
Industrials	16
Health Care	15
Financials	14
Consumer Discretionary	13
Real Estate	8
Materials	5
Energy	3
Consumer Staples	3
Communication Services	3
Utilities	2
Investment Companies	1
Short-Term Securities	12
Liabilities in Excess of Other Assets	(11)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

F U N D S U M M A R Y	9

Fund Summary as of July 31, 2021	iShares Total U.S. Stock Market Index Fund

Investment Objective

iShares Total U.S. Stock Market Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of a broad-based index composed of U.S. equities.

Portfolio Management Commentary

How did the Fund perform?

For the 12-month period ended July 31, 2021, the Fund’s Institutional Shares returned 38.73%, Investor A Shares returned 38.42%, and Class K Shares returned 38.79%. The benchmark Russell 3000® Index (the “Index”) returned 38.73% for the same period.

Returns for the Fund’s respective share classes differ from the Index based on individual share-class expenses.

Describe the market environment.

During August 2020, U.S. stocks continued their recovery and maintained recording all-time highs until early September when valuation concerns created market volatility and led to a market sell off. COVID-19 continued to be center stage over the third quarter of 2020 but the ease of some restrictions, coupled with a drop in the number of new cases in the United States and the Fed’s accommodative policies, supported the U.S. market recovery over the third quarter despite the spikes in volatility and the market sell off that dampened the recovery momentum.

U.S. markets reacted positively to the U.S. presidential election results following a poor start to the fourth quarter of 2020. The victory of Joe Biden came as an indicator of more stable internal and external policies. The fear of rising COVID-19 cases in the United States was offset by positive vaccine news and an announcement of a $900 billion stimulus in late December, which supported the market’s positive performance. Sectors that were severely impacted by the coronavirus pandemic, such as energy and financials, recovered following the positive vaccine news in November, prompting these two sectors to recoup some of the losses incurred earlier in 2020.

Following the strong end to 2020, favorable market conditions continued with signs of a sooner-than-expected economic activity restart. Monetary conditions remained supportive, as the Fed signaled a continuing environment of low interest rates. With both the Senate and Congress passing a new $1.9 trillion stimulus package, and the United States starting to lead in the COVID-19 vaccine rollout, optimism continued to rise for strong economic growth in the first quarter of 2021. Despite the heightened volatility at the beginning of the quarter related to retail trading activity, the positive news about the stimulus package and the potential infrastructure bill soothed the market and supported returns over the quarter.

During the second quarter of 2021, the U.S. equity market rallied as the COVID-19 vaccination campaign continued to accelerate, and as more signs emerged for a sooner-than-expected economic activity restart. The U.S. Consumer Price Index (a measure of the average change over time in the prices paid by consumers for a market basket of consumer goods and services) increased by more than 4% (over the one-year period as of April 2021), which raised questions on whether this surge was sparked by temporary factors at play. However, inflation concerns and the Fed’s cautious optimism about the recovery muted the market rally in May 2021. In June 2021, the U.S. equity market extended its rally, supported by the prospect of more fiscal stimulus, as President Joe Biden reached a bipartisan $1 trillion agreement for infrastructure spending. The domestic markets continued climbing in June, as Fed commentary eased investors’ worries about the potential for tightening monetary policy too quickly. Furthermore, U.S. economic data over the second quarter of 2021 were generally very strong.

Describe recent portfolio activity.

During the period, as changes were made to the composition of the Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the Index.

Describe portfolio positioning at period end.

The Fund remains positioned to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of July 31, 2021 (continued)	iShares Total U.S. Stock Market Index Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

The Fund commenced operations on August 13, 2015.

(a)	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
(b)	The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Russell 3000® Index.
(c)	An index that measures the performance of the 3,000 largest U.S. companies representing 98% of the investable U.S. equity market.

Performance Summary for the Period Ended July 31, 2021

	Average Annual Total Returns(a)
	1 Year	5 Years	Since Inception	(b)
Institutional	38.73%	17.27%	15.35%
Investor A	38.42	16.98	15.08
Class K	38.79	17.32	15.40

Russell 3000® Index	38.73	17.36	15.40

(a)	See “About Fund Performance” for a detailed description of share classes, including any related fees.
(b)	The Fund commenced operations on August 13, 2015.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (02/01/21)	Ending Account Value (07/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (02/01/21)	Ending Account Value (07/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$1,000.00	$1,175.80	$0.43		$1,000.00	$1,024.40	$0.40		0.08%
Investor A	1,000.00	1,174.20	1.62		1,000.00	1,023.31	1.51		0.30
Class K	1,000.00	1,176.00	0.16		1,000.00	1,024.65	0.15		0.03

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	11

Fund Summary as of July 31, 2021 (continued)	iShares Total U.S. Stock Market Index Fund

Portfolio Information

TEN LARGEST HOLDINGS
Security	Percent of Net Assets
Apple, Inc.	5%
Microsoft Corp.	5
Amazon.com, Inc.	3
Facebook, Inc., Class A	2
Alphabet, Inc., Class A	2
Alphabet, Inc., Class C	2
Tesla, Inc.	1
Berkshire Hathaway, Inc., Class B	1
NVIDIA Corp.	1
JPMorgan Chase & Co.	1

SECTOR ALLOCATION
Sector(a)	Percent of Net Assets
Information Technology	27%
Health Care	14
Consumer Discretionary	12
Financials	11
Communication Services	10
Industrials	9
Consumer Staples	5
Real Estate	3
Energy	3
Materials	2
Utilities	2
Investment Companies	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

(a)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

12	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries. Investor A Shares of iShares Russell Mid-Cap Index Fund performance shown prior to the Investor A Shares inception date of November 30, 2015 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on February 1, 2021 and held through July 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	13

Schedule of Investments July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Axon Enterprise, Inc.(a)	9,714	$1,806,998
BWX Technologies, Inc.	14,270	819,526
Curtiss-Wright Corp.	6,029	713,231
HEICO Corp.	6,722	909,151
HEICO Corp., Class A	12,112	1,469,064
Hexcel Corp.(a)	12,810	697,120
Howmet Aerospace, Inc.(a)	59,580	1,955,416
Huntington Ingalls Industries, Inc.	6,079	1,246,985
Mercury Systems, Inc.(a)	8,280	546,480
Spirit AeroSystems Holdings, Inc., Class A	15,691	678,008
Teledyne Technologies, Inc.(a)	7,019	3,177,993
Textron, Inc.	34,069	2,351,102
TransDigm Group, Inc.(a)	7,861	5,039,608
Virgin Galactic Holdings Inc.(a)(b)	22,894	686,591

		22,097,273

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	20,091	1,791,515
Expeditors International of Washington, Inc.	25,700	3,296,025
XPO Logistics, Inc.(a)	14,815	2,054,692

		7,142,232

Airlines(a) — 0.9%
Alaska Air Group, Inc.	18,918	1,097,812
American Airlines Group, Inc.	97,939	1,995,997
Copa Holdings SA, Class A	4,739	336,043
Delta Air Lines, Inc.	97,196	3,878,120
JetBlue Airways Corp.	47,112	696,786
Southwest Airlines Co.	89,847	4,539,070
United Airlines Holdings, Inc.	49,257	2,301,287

		14,845,115

Auto Components — 0.7%
Aptiv PLC(a)	41,045	6,848,358
BorgWarner, Inc.	36,541	1,789,778
Gentex Corp.	37,010	1,259,450
Lear Corp.	9,030	1,580,070
QuantumScape Corp.(a)(b)	17,209	394,258

		11,871,914

Automobiles — 0.1%
Harley-Davidson, Inc.	23,238	920,689
Thor Industries, Inc.	7,997	946,525

		1,867,214

Banks — 2.9%
Bank of Hawaii Corp.	5,933	496,651
Bank OZK	18,508	753,461
BOK Financial Corp.	4,776	401,232
Citizens Financial Group, Inc.	64,024	2,699,252
Comerica, Inc.	21,402	1,469,461
Commerce Bancshares, Inc.	15,895	1,124,253
Cullen/Frost Bankers, Inc.	8,900	955,148
East West Bancorp, Inc.	21,581	1,535,488
Fifth Third Bancorp	106,718	3,872,796
First Citizens BancShares, Inc., Class A	950	743,461
First Hawaiian, Inc.	19,434	535,018
First Horizon Corp.	84,282	1,302,157
First Republic Bank	26,667	5,200,598
FNB Corp.	49,951	572,438
Huntington Bancshares, Inc.	223,868	3,152,061
KeyCorp	148,198	2,913,573
M&T Bank Corp.	19,509	2,611,280

Security	Shares	Value

Banks (continued)
PacWest Bancorp	17,739	$706,367
People’s United Financial, Inc.	63,663	999,509
Pinnacle Financial Partners, Inc.	11,119	996,374
Popular, Inc.	12,438	904,989
Prosperity Bancshares, Inc.	13,437	916,269
Regions Financial Corp.	146,207	2,814,485
Signature Bank	8,570	1,945,133
Sterling Bancorp	29,158	633,020
SVB Financial Group(a)	8,504	4,676,860
Synovus Financial Corp.	21,994	899,555
Umpqua Holdings Corp.	33,306	628,484
Webster Financial Corp.	13,473	648,051
Western Alliance Bancorp	15,204	1,411,235
Wintrust Financial Corp.	8,473	604,972
Zions Bancorp NA	24,884	1,297,701

		50,421,332

Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)(b)	1,424	1,011,040
Brown-Forman Corp., Class A	6,869	459,467
Brown-Forman Corp., Class B	27,668	1,962,215
Molson Coors Beverage Co., Class B(a)	26,873	1,313,821

		4,746,543

Biotechnology(a) — 1.7%
Acceleron Pharma, Inc.	8,140	1,017,988
Alnylam Pharmaceuticals, Inc.	17,890	3,201,237
BioMarin Pharmaceutical, Inc.	27,736	2,128,183
CureVac NV(b)	7,861	387,233
Exact Sciences Corp.	26,068	2,811,173
Exelixis, Inc.	45,807	771,848
Horizon Therapeutics PLC	33,194	3,320,064
Incyte Corp.	27,931	2,160,463
Ionis Pharmaceuticals, Inc.	20,952	778,157
Iovance Biotherapeutics, Inc.	22,605	503,413
Mirati Therapeutics, Inc.	6,125	980,368
Natera, Inc.	12,014	1,375,843
Neurocrine Biosciences, Inc.	14,357	1,338,216
Novavax, Inc.(b)	11,167	2,002,578
Sage Therapeutics, Inc.	7,702	336,808
Sarepta Therapeutics, Inc.	11,326	767,676
Seagen, Inc.	20,420	3,132,224
Ultragenyx Pharmaceutical, Inc.	10,142	809,636
United Therapeutics Corp.	6,793	1,235,851

		29,058,959

Building Products — 1.9%
A O Smith Corp.	19,965	1,404,138
Advanced Drainage Systems, Inc.	8,748	1,068,043
Allegion plc	13,659	1,865,819
Armstrong World Industries, Inc.	7,281	787,659
AZEK Co., Inc.(a)	16,218	589,849
Builders FirstSource, Inc.(a)	31,459	1,399,926
Carlisle Cos., Inc.	7,859	1,589,404
Carrier Global Corp.	132,263	7,307,531
Fortune Brands Home & Security, Inc.	21,008	2,047,650
Lennox International, Inc.	5,201	1,713,365
Masco Corp.	38,227	2,282,534
Owens Corning	15,966	1,535,291
Trane Technologies PLC	36,304	7,391,857
Trex Co., Inc.(a)	17,635	1,712,359

		32,695,425

Capital Markets — 3.7%
Affiliated Managers Group, Inc.	6,426	1,018,135

14	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Ameriprise Financial, Inc.	17,728	$4,566,024
Apollo Global Management, Inc.	27,237	1,603,170
Ares Management Corp., Class A	21,146	1,514,265
Carlyle Group, Inc.	25,092	1,266,393
Cboe Global Markets, Inc.	16,172	1,915,897
Evercore, Inc., Class A	6,319	835,372
FactSet Research Systems, Inc.	5,732	2,047,929
Franklin Resources, Inc.	44,563	1,316,837
Interactive Brokers Group, Inc., Class A	11,881	734,959
Invesco Ltd.	51,256	1,249,621
Janus Henderson Group PLC	21,788	911,610
Jefferies Financial Group, Inc.	33,222	1,102,638
KKR & Co., Inc.	83,676	5,335,182
Lazard Ltd., Class A	15,385	726,172
LPL Financial Holdings, Inc.	12,151	1,713,777
MarketAxess Holdings, Inc.	5,711	2,713,696
Morningstar, Inc.	3,666	926,142
MSCI, Inc.	12,197	7,268,924
Nasdaq, Inc.	17,419	3,252,650
Northern Trust Corp.	31,283	3,530,286
Raymond James Financial, Inc.	18,719	2,423,736
SEI Investments Co.	17,019	1,034,755
State Street Corp.	52,861	4,606,307
Stifel Financial Corp.	15,097	1,004,554
T. Rowe Price Group, Inc.	34,268	6,996,155
Tradeweb Markets, Inc., Class A	16,107	1,396,960
Virtu Financial, Inc., Class A	13,809	355,444

		63,367,590

Chemicals — 2.6%
Albemarle Corp.	17,731	3,653,295
Ashland Global Holdings, Inc.	8,300	706,081
Axalta Coating Systems Ltd.(a)	31,790	956,879
Celanese Corp.	17,132	2,668,652
CF Industries Holdings, Inc.	32,718	1,545,926
Chemours Co.	24,746	822,805
Corteva, Inc.	112,267	4,802,782
Diversey Holdings Ltd.(a)	7,589	126,585
Eastman Chemical Co.	20,647	2,327,330
Element Solutions, Inc.	34,491	806,744
FMC Corp.	19,592	2,095,364
Huntsman Corp.	32,509	858,563
International Flavors & Fragrances, Inc.	37,882	5,706,544
LyondellBasell Industries NV, Class A	39,978	3,971,015
Mosaic Co.	52,217	1,630,737
NewMarket Corp.	1,062	335,496
Olin Corp.	21,460	1,009,264
PPG Industries, Inc.	36,005	5,887,538
RPM International, Inc.	19,477	1,686,513
Scotts Miracle-Gro Co.	6,377	1,128,474
Valvoline, Inc.	27,415	841,092
Westlake Chemical Corp.	5,077	420,985
WR Grace & Co.	8,447	587,911

		44,576,575

Commercial Services & Supplies — 1.1%
ADT, Inc.	22,643	237,525
Cintas Corp.	13,556	5,343,504
Clean Harbors, Inc.(a)	7,748	736,060
Copart, Inc.(a)(b)	31,793	4,673,571
Driven Brands Holdings, Inc.(a)	5,528	175,901
IAA, Inc.(a)	20,213	1,222,482
MSA Safety, Inc.	5,446	895,758

Security	Shares	Value

Commercial Services & Supplies (continued)
Republic Services, Inc.	31,956	$3,782,312
Rollins, Inc.	34,657	1,328,403
Stericycle, Inc.(a)	14,258	1,005,902

		19,401,418

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	9,157	3,483,231
Ciena Corp.(a)	23,941	1,391,930
CommScope Holding Co., Inc.(a)	29,405	622,210
F5 Networks, Inc.(a)	9,078	1,874,698
Juniper Networks, Inc.	49,541	1,394,084
Lumentum Holdings, Inc.(a)	11,404	957,822
Motorola Solutions, Inc.	25,276	5,659,802
Ubiquiti, Inc.	971	304,020
ViaSat, Inc.(a)	9,787	485,826

		16,173,623

Construction & Engineering — 0.3%
AECOM(a)	21,227	1,336,452
MasTec, Inc.(a)	8,307	840,918
Quanta Services, Inc.	21,044	1,912,899
Valmont Industries, Inc.	3,153	747,103

		4,837,372

Construction Materials — 0.5%
Eagle Materials, Inc.	6,219	878,869
Martin Marietta Materials, Inc.	9,477	3,442,994
Vulcan Materials Co.	20,113	3,620,139

		7,942,002

Consumer Finance — 0.9%
Ally Financial, Inc.	56,747	2,914,526
Credit Acceptance Corp.(a)(b)	1,410	683,526
Discover Financial Services	46,341	5,761,113
OneMain Holdings, Inc.	13,216	806,176
Santander Consumer USA Holdings, Inc.	8,919	365,947
SLM Corp.	47,627	896,816
Synchrony Financial	88,250	4,149,515
Upstart Holdings Inc(a)	2,082	251,422

		15,829,041

Containers & Packaging — 1.4%
Amcor PLC	232,126	2,683,377
AptarGroup, Inc.	10,010	1,290,489
Ardagh Group SA	2,789	65,123
Avery Dennison Corp.	12,585	2,651,408
Ball Corp.	48,889	3,954,142
Berry Global Group, Inc.(a)	20,269	1,303,094
Crown Holdings, Inc.	19,722	1,967,467
Graphic Packaging Holding Co.	43,515	834,183
International Paper Co.	59,573	3,440,936
Packaging Corp. of America	14,257	2,017,365
Sealed Air Corp.	23,398	1,327,836
Silgan Holdings, Inc.	13,001	526,801
Sonoco Products Co.	15,012	957,615
Westrock Co.	39,584	1,947,929

		24,967,765

Distributors — 0.4%
Genuine Parts Co.	21,667	2,749,975
LKQ Corp.(a)	42,529	2,158,347
Pool Corp.	5,863	2,801,459

		7,709,781

Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.(a)	9,345	1,397,078

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Chegg, Inc.(a)	21,333	$1,890,744
frontdoor, Inc.(a)	12,792	626,040
Grand Canyon Education, Inc.(a)	7,137	659,245
H&R Block, Inc.	27,824	683,079
Service Corp. International	25,094	1,568,124
Terminix Global Holdings, Inc.(a)	19,850	1,042,125

		7,866,435

Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	58,488	1,805,525
Voya Financial, Inc.	18,606	1,198,226

		3,003,751

Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.	167,404	2,087,528

Electric Utilities — 2.0%
Alliant Energy Corp.	38,047	2,226,891
Avangrid, Inc.	8,438	439,957
Edison International	56,913	3,101,759
Entergy Corp.	30,480	3,137,002
Evergy, Inc.	34,777	2,268,156
Eversource Energy	52,209	4,504,070
FirstEnergy Corp.	83,030	3,181,710
Hawaiian Electric Industries, Inc.	16,144	699,681
IDACORP, Inc.	7,694	811,332
NRG Energy, Inc.	36,590	1,508,972
OGE Energy Corp.	30,018	1,013,108
PG&E Corp.(a)	229,677	2,018,861
Pinnacle West Capital Corp.	17,286	1,444,245
PPL Corp.	117,490	3,333,191
Xcel Energy, Inc.	81,898	5,589,538

		35,278,473

Electrical Equipment — 1.5%
Acuity Brands, Inc.	5,379	943,369
AMETEK, Inc.	35,065	4,875,788
ChargePoint Holdings, Inc.(a)	20,477	484,281
Generac Holdings, Inc.(a)	9,326	3,910,952
Hubbell, Inc.	8,271	1,658,005
nVent Electric PLC	24,991	789,966
Plug Power, Inc.(a)	76,102	2,076,063
Regal Beloit Corp.	6,075	894,422
Rockwell Automation, Inc.	17,655	5,427,500
Sensata Technologies Holding PLC(a)	23,228	1,361,625
Shoals Technologies Group, Inc., Class A(a)	15,257	443,826
Sunrun, Inc.(a)(b)	30,465	1,613,731
Vertiv Holdings Co.	43,455	1,218,478

		25,698,006

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class A	88,822	6,438,707
Arrow Electronics, Inc.(a)	11,314	1,341,501
Avnet, Inc.	14,877	614,718
CDW Corp.	21,283	3,902,238
Cognex Corp.	25,996	2,350,298
Coherent, Inc.(a)	3,684	906,043
Corning, Inc.	115,738	4,844,793
IPG Photonics Corp.(a)	5,577	1,216,678
Jabil, Inc.	22,143	1,318,394
Keysight Technologies, Inc.(a)	28,196	4,639,652
Littelfuse, Inc.	3,584	953,308
National Instruments Corp.	19,658	867,114
SYNNEX Corp.	6,339	757,764

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(a)(b)	38,229	$3,268,580
Vontier Corp.	26,571	859,572
Zebra Technologies Corp., Class A(a)	8,096	4,472,878

		38,752,238

Energy Equipment & Services — 0.3%
Baker Hughes Co.	112,096	2,380,919
Halliburton Co.	135,841	2,809,192
NOV, Inc.(a)	58,014	801,173

		5,991,284

Entertainment — 1.3%
Liberty Media Corp.-Liberty Formula One, Class A(a)	3,867	160,326
Liberty Media Corp.-Liberty Formula One, Class C(a)	29,882	1,402,362
Live Nation Entertainment, Inc.(a)	20,512	1,618,192
Madison Square Garden Sports Corp.(a)	2,832	460,880
Playtika Holding Corp.(a)	11,470	254,978
Roku, Inc.(a)	17,526	7,506,561
Skillz, Inc.(a)(b)	43,579	613,592
Spotify Technology SA(a)	20,784	4,752,677
Take-Two Interactive Software, Inc.(a)	17,461	3,028,087
World Wrestling Entertainment, Inc., Class A	6,782	334,895
Zynga, Inc., Class A(a)	152,705	1,542,321

		21,674,871

Equity Real Estate Investment Trusts (REITs) — 7.1%
Alexandria Real Estate Equities, Inc.	22,245	4,478,808
American Campus Communities, Inc.	20,914	1,052,183
American Homes 4 Rent, Class A	42,296	1,776,432
Americold Realty Trust	38,310	1,488,343
Apartment Income REIT Corp.	23,302	1,226,617
AvalonBay Communities, Inc.	21,201	4,830,224
Boston Properties, Inc.	23,740	2,786,601
Brixmor Property Group, Inc.	44,465	1,023,584
Camden Property Trust	14,366	2,146,137
CoreSite Realty Corp.	6,370	880,398
Cousins Properties, Inc.	21,934	871,218
CubeSmart	30,122	1,495,859
CyrusOne, Inc.	18,801	1,339,947
Douglas Emmett, Inc.	25,523	852,468
Duke Realty Corp.	56,920	2,896,090
EPR Properties	11,336	570,201
Equity LifeStyle Properties, Inc.	26,420	2,213,996
Equity Residential	56,054	4,715,823
Essex Property Trust, Inc.	9,884	3,242,940
Extra Space Storage, Inc.	19,945	3,473,222
Federal Realty Investment Trust	11,857	1,393,553
First Industrial Realty Trust, Inc.	19,272	1,055,720
Gaming and Leisure Properties, Inc.	33,699	1,595,311
Healthcare Trust of America, Inc., Class A	33,230	950,046
Healthpeak Properties, Inc.	81,979	3,030,764
Highwoods Properties, Inc.	15,437	736,191
Host Hotels & Resorts, Inc.(a)	106,658	1,699,062
Hudson Pacific Properties, Inc.	22,892	624,036
Invitation Homes, Inc.	86,422	3,515,647
Iron Mountain, Inc.	43,561	1,906,229
JBG SMITH Properties	18,580	606,265
Kilroy Realty Corp.	17,550	1,215,688
Kimco Realty Corp.	62,240	1,327,579
Lamar Advertising Co., Class A	12,956	1,381,110
Life Storage, Inc.	11,590	1,360,202
Medical Properties Trust, Inc.	88,176	1,854,341
Mid-America Apartment Communities, Inc.	17,393	3,358,588

16	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Retail Properties, Inc.	26,042	$1,272,673
Omega Healthcare Investors, Inc.	35,675	1,294,289
Park Hotels & Resorts, Inc.(a)	35,205	651,293
Rayonier, Inc.	21,641	816,082
Realty Income Corp.	56,835	3,994,932
Regency Centers Corp.	25,775	1,685,943
Rexford Industrial Realty, Inc.	20,577	1,265,897
SBA Communications Corp.	16,475	5,617,810
Simon Property Group, Inc.	49,611	6,276,784
SL Green Realty Corp.	10,575	787,415
Spirit Realty Capital, Inc.	17,182	862,880
STORE Capital Corp.	37,493	1,356,872
Sun Communities, Inc.	16,806	3,295,825
UDR, Inc.	44,905	2,469,326
Ventas, Inc.	57,069	3,411,585
VEREIT, Inc.	35,019	1,714,880
VICI Properties, Inc.	82,528	2,574,048
Vornado Realty Trust	27,110	1,179,285
Weingarten Realty Investors	18,537	596,706
Welltower, Inc.	63,531	5,518,303
Weyerhaeuser Co.	113,957	3,843,770
WP Carey, Inc.	26,710	2,155,230

		123,613,251

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc., Class A(b)	23,345	504,252
Casey’s General Stores, Inc.	5,572	1,101,640
Grocery Outlet Holding Corp.(a)(b)	12,929	428,208
Kroger Co.	113,731	4,628,852
US Foods Holding Corp.(a)	33,071	1,135,658

		7,798,610

Food Products — 2.1%
Archer-Daniels-Midland Co.	84,694	5,057,926
Beyond Meat, Inc.(a)	8,876	1,089,085
Bunge Ltd.	20,904	1,622,778
Campbell Soup Co.	30,020	1,312,474
Conagra Brands, Inc.	70,686	2,367,274
Darling Ingredients, Inc.(a)	24,661	1,703,335
Flowers Foods, Inc.	27,630	650,963
Freshpet, Inc.(a)	6,361	931,568
Hain Celestial Group, Inc.(a)	12,622	503,744
Hershey Co.	22,254	3,980,796
Hormel Foods Corp.	43,011	1,994,850
Ingredion, Inc.	10,071	884,335
J.M. Smucker Co.	16,134	2,115,329
Kellogg Co.	37,995	2,407,363
Lamb Weston Holdings, Inc.	22,282	1,487,769
McCormick & Co., Inc.	38,058	3,203,342
Pilgrim’s Pride Corp.(a)	7,712	170,821
Post Holdings, Inc.(a)	9,079	929,145
Seaboard Corp.	39	160,290
Tyson Foods, Inc., Class A	43,866	3,134,664

		35,707,851

Gas Utilities — 0.2%
Atmos Energy Corp.	19,545	1,926,941
National Fuel Gas Co.	13,311	684,585
UGI Corp.	31,326	1,440,683

		4,052,209

Health Care Equipment & Supplies — 3.7%
ABIOMED, Inc.(a)	6,739	2,204,596
Cooper Cos., Inc.	7,403	3,122,363

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.	33,044	$2,182,226
DexCom, Inc.(a)	14,663	7,558,923
Envista Holdings Corp.(a)	24,019	1,034,739
Globus Medical, Inc., Class A(a)	12,005	998,456
Hill-Rom Holdings, Inc.	10,034	1,389,308
Hologic, Inc.(a)	38,568	2,894,143
ICU Medical, Inc.(a)	2,967	603,161
IDEXX Laboratories, Inc.(a)	12,871	8,733,360
Insulet Corp.(a)	10,141	2,836,336
Integra LifeSciences Holdings Corp.(a)	10,741	777,541
Masimo Corp.(a)	7,561	2,059,541
Novocure Ltd.(a)	15,563	2,396,858
Penumbra, Inc.(a)	5,135	1,367,091
Quidel Corp.(a)(b)	5,610	793,647
ResMed, Inc.	21,883	5,947,799
STERIS PLC	15,030	3,275,788
Tandem Diabetes Care, Inc.(a)	9,071	985,746
Teleflex, Inc.	7,108	2,824,932
West Pharmaceutical Services, Inc.	11,177	4,601,906
Zimmer Biomet Holdings, Inc.	31,751	5,188,748

		63,777,208

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.(a)	13,144	811,248
Agilon Health, Inc.(a)(b)	7,418	272,908
Amedisys, Inc.(a)(b)	4,941	1,287,723
AmerisourceBergen Corp.	22,327	2,727,690
Cardinal Health, Inc.	43,848	2,603,694
Chemed Corp.	2,330	1,109,127
DaVita, Inc.(a)	10,792	1,297,738
Encompass Health Corp.	14,853	1,236,512
Guardant Health, Inc.(a)	13,713	1,505,687
Henry Schein, Inc.(a)	21,506	1,723,706
Laboratory Corp. of America Holdings(a)	14,863	4,401,678
McKesson Corp.	24,252	4,943,285
Molina Healthcare, Inc.(a)	8,769	2,394,025
Oak Street Health, Inc.(a)	16,172	1,019,483
Premier, Inc., Class A	18,186	648,149
Quest Diagnostics, Inc.	19,636	2,784,385
Signify Health, Inc., Class A(a)	3,373	88,777
Universal Health Services, Inc., Class B	11,452	1,837,015

		32,692,830

Health Care Technology — 0.9%
Cerner Corp.	45,843	3,685,319
Certara, Inc.(a)(b)	4,750	129,247
Change Healthcare, Inc.(a)	37,125	805,984
Teladoc Health, Inc.(a)(b)	22,322	3,313,701
Veeva Systems, Inc., Class A(a)	20,835	6,932,013

		14,866,264

Hotels, Restaurants & Leisure — 3.5%
Aramark	34,418	1,209,104
Boyd Gaming Corp.(a)	12,147	692,379
Caesars Entertainment, Inc.(a)	30,546	2,668,499
Carnival Corp.(a)	130,233	2,819,544
Chipotle Mexican Grill, Inc.(a)	4,268	7,953,162
Choice Hotels International, Inc.	5,236	627,796
Churchill Downs, Inc.	5,721	1,062,962
Darden Restaurants, Inc.	19,776	2,884,923
Domino’s Pizza, Inc.	5,883	3,091,458
DraftKings, Inc., Class A(a)	45,837	2,223,095
Expedia Group, Inc.(a)	21,468	3,453,557
Hilton Worldwide Holdings, Inc.(a)	41,672	5,477,784

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A(a)	6,017	$480,578
Marriott Vacations Worldwide Corp.(a)	6,490	956,431
MGM Resorts International	61,564	2,310,497
Norwegian Cruise Line Holdings Ltd.(a)(b)	56,608	1,360,290
Penn National Gaming, Inc.(a)	23,807	1,627,923
Planet Fitness, Inc., Class A(a)	13,018	979,344
Royal Caribbean Cruises Ltd.(a)	33,328	2,561,923
Six Flags Entertainment Corp.(a)	11,490	477,410
Travel + Leisure Co.	12,709	658,326
Vail Resorts, Inc.(a)	6,070	1,852,564
Wendy’s Co.	27,443	636,952
Wyndham Hotels & Resorts, Inc.	13,777	992,771
Wynn Resorts Ltd.(a)	16,109	1,583,998
Yum China Holdings, Inc.	64,007	3,980,595
Yum! Brands, Inc.	45,374	5,961,690

		60,585,555

Household Durables — 1.6%
D.R. Horton, Inc.	50,585	4,827,327
Garmin Ltd.	23,039	3,621,731
Leggett & Platt, Inc.	19,675	944,990
Lennar Corp., B Shares	2,355	203,354
Lennar Corp., Class A	41,279	4,340,487
Mohawk Industries, Inc.(a)	8,641	1,684,131
Newell Brands, Inc.	58,163	1,439,534
NVR, Inc.(a)	502	2,621,745
PulteGroup, Inc.	39,833	2,185,637
Tempur Sealy International, Inc.	28,213	1,220,777
Toll Brothers, Inc.	16,890	1,001,070
TopBuild Corp.(a)	5,144	1,042,637
Whirlpool Corp.	9,318	2,064,310

		27,197,730

Household Products — 0.4%
Church & Dwight Co., Inc.	37,505	3,247,183
Clorox Co.	18,951	3,428,046
Reynolds Consumer Products Inc.	7,291	207,429
Spectrum Brands Holdings, Inc.	6,291	549,519

		7,432,177

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	100,442	2,380,475
Brookfield Renewable Corp., Class A	18,899	802,074
Vistra Corp.	73,379	1,405,208

		4,587,757

Insurance — 3.6%
Aflac, Inc.	102,148	5,618,140
Alleghany Corp.(a)	2,076	1,376,596
American Financial Group, Inc.	10,435	1,319,923
Arch Capital Group Ltd.(a)	59,096	2,304,744
Arthur J. Gallagher & Co.	30,768	4,286,290
Assurant, Inc.	9,183	1,449,169
Assured Guaranty Ltd.	10,158	485,654
Athene Holding Ltd., Class A(a)	17,883	1,155,599
Axis Capital Holdings Ltd.	11,460	582,970
Brighthouse Financial, Inc.(a)	13,282	571,923
Brown & Brown, Inc.	35,580	1,935,552
Cincinnati Financial Corp.	23,003	2,711,594
CNA Financial Corp.	4,144	182,377
Erie Indemnity Co., Class A	3,768	696,666
Everest Re Group Ltd.	6,076	1,536,195
Fidelity National Financial, Inc.	42,017	1,874,378
First American Financial Corp.	15,476	1,041,690

Security	Shares	Value

Insurance (continued)
Globe Life, Inc.	15,558	$1,448,605
GoHealth, Inc., Class A(a)	5,606	49,333
Hanover Insurance Group, Inc.	5,462	742,286
Hartford Financial Services Group, Inc.	54,344	3,457,365
Kemper Corp.	9,286	612,969
Lemonade, Inc.(a)	5,654	492,237
Lincoln National Corp.	28,882	1,779,709
Loews Corp.	33,695	1,807,063
Markel Corp.(a)	2,081	2,510,040
Mercury General Corp.	4,206	255,851
Old Republic International Corp.	42,689	1,052,711
Primerica, Inc.	5,896	862,113
Principal Financial Group, Inc.	40,503	2,516,451
Prudential Financial, Inc.	59,989	6,015,697
Reinsurance Group of America, Inc.	10,235	1,127,692
RenaissanceRe Holdings Ltd.	7,603	1,160,902
Unum Group	30,603	838,522
W.R. Berkley Corp.	21,103	1,544,107
White Mountains Insurance Group Ltd.	460	520,522
Willis Towers Watson PLC	19,535	4,025,773

		61,949,408

Interactive Media & Services(a) — 1.5%
IAC/InterActiveCorp	11,754	1,613,707
Match Group, Inc.	41,035	6,535,644
Pinterest, Inc., Class A	83,138	4,896,828
TripAdvisor, Inc.	15,165	575,512
Twitter, Inc.	118,647	8,275,628
Vimeo, Inc.	18,490	828,352
Zillow Group, Inc., Class A	8,821	944,994
Zillow Group, Inc., Class C	25,111	2,668,295

		26,338,960

Internet & Direct Marketing Retail — 0.5%
DoorDash, Inc., Class A(a)	12,752	2,222,546
Etsy, Inc.(a)	19,259	3,534,219
Qurate Retail, Inc., Series A	58,559	694,510
Wayfair, Inc., Class A(a)(b)	11,483	2,771,537

		9,222,812

IT Services — 3.3%
Akamai Technologies, Inc.(a)	24,615	2,951,831
Alliance Data Systems Corp.	7,563	705,250
Amdocs Ltd.	19,797	1,526,547
Broadridge Financial Solutions, Inc.	17,680	3,067,303
Concentrix Corp.(a)	6,545	1,071,613
DXC Technology Co.(a)	38,172	1,526,116
EPAM Systems, Inc.(a)	8,183	4,580,843
Euronet Worldwide, Inc.(a)	7,566	1,080,576
Fastly, Inc., Class A(a)(b)	15,645	752,055
FleetCor Technologies, Inc.(a)	12,445	3,213,548
Gartner, Inc.(a)	12,767	3,379,808
Genpact Ltd.	28,139	1,401,604
Globant SA(a)	6,017	1,439,026
GoDaddy, Inc., Class A(a)	25,526	2,140,355
Jack Henry & Associates, Inc.	11,200	1,949,808
MongoDB, Inc.(a)	8,099	2,906,893
Okta, Inc.(a)	18,889	4,680,505
Paychex, Inc.	48,988	5,575,814
Paysafe Ltd.(a)(b)	45,652	492,585
Sabre Corp.(a)	47,785	563,385
Shift4 Payments, Inc., Class A(a)	6,354	566,713
SolarWinds Corp.(a)	10,330	116,109
StoneCo Ltd., Class A(a)	33,493	1,970,728

18	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Switch, Inc., Class A	16,960	$350,394
VeriSign, Inc.(a)	15,007	3,247,065
Western Union Co.	62,608	1,453,132
WEX, Inc.(a)(b)	6,886	1,306,481
Wix.com Ltd.(a)	8,047	2,403,156

		56,419,243

Leisure Products — 0.7%
Brunswick Corp.	11,847	1,236,827
Hasbro, Inc.	19,472	1,936,296
Hayward Holdings, Inc.(a)	5,677	136,759
Mattel, Inc.(a)	54,338	1,180,221
Peloton Interactive, Inc., Class A(a)	40,152	4,739,944
Polaris, Inc.	8,913	1,168,227
YETI Holdings, Inc.(a)	13,198	1,271,363

		11,669,637

Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class A(a)	12,715	2,329,769
Adaptive Biotechnologies Corp.(a)	16,104	590,373
Agilent Technologies, Inc.	46,280	7,091,484
Avantor, Inc.(a)	88,401	3,322,110
Bio-Rad Laboratories, Inc., Class A(a)	3,226	2,385,659
Bio-Techne Corp.	5,937	2,863,059
Bruker Corp.	15,490	1,274,052
Charles River Laboratories International, Inc.(a)	7,585	3,086,488
IQVIA Holdings, Inc.(a)	29,010	7,185,777
Maravai LifeSciences Holdings, Inc., Class A(a)	11,167	491,013
Mettler-Toledo International, Inc.(a)	3,491	5,144,722
PerkinElmer, Inc.	17,187	3,131,987
PPD, Inc.(a)	24,804	1,143,960
QIAGEN NV(a)	34,577	1,825,320
Repligen Corp.(a)	8,344	2,050,121
Sotera Health Co.(a)	11,854	280,940
Syneos Health, Inc.(a)	15,655	1,403,784
Waters Corp.(a)	9,306	3,627,572

		49,228,190

Machinery — 3.9%
AGCO Corp.	9,297	1,228,227
Allison Transmission Holdings, Inc.	16,851	672,523
Colfax Corp.(a)	17,739	813,865
Crane Co.	7,427	722,127
Cummins, Inc.	22,222	5,157,726
Donaldson Co., Inc.	19,119	1,265,487
Dover Corp.	21,824	3,647,227
Flowserve Corp.	19,468	819,408
Fortive Corp.	49,738	3,613,963
Gates Industrial Corp. PLC(a)	10,037	181,770
Graco, Inc.	25,526	1,993,070
IDEX Corp.	11,547	2,617,590
Ingersoll Rand, Inc.(a)(b)	56,529	2,762,572
ITT, Inc.	13,011	1,273,907
Lincoln Electric Holdings, Inc.	8,581	1,196,449
Middleby Corp.(a)	8,287	1,586,878
Nordson Corp.	8,826	1,995,823
Oshkosh Corp.	10,194	1,218,693
Otis Worldwide Corp.	65,377	5,854,510
PACCAR, Inc.	51,827	4,301,123
Parker-Hannifin Corp.	19,567	6,105,491
Pentair PLC	25,209	1,857,147
Snap-on, Inc.	8,130	1,772,177
Stanley Black & Decker, Inc.	24,548	4,837,183

Security	Shares	Value

Machinery (continued)
Timken Co.	9,461	$752,150
Toro Co.	16,359	1,860,673
Westinghouse Air Brake Technologies Corp.	27,576	2,340,375
Woodward, Inc.	8,907	1,082,735
Xylem, Inc.	27,281	3,433,314

		66,964,183

Marine — 0.0%
Kirby Corp.(a)	9,154	530,108

Media — 1.6%
Altice USA, Inc., Class A(a)	33,133	1,018,177
Cable One, Inc.	826	1,559,480
Discovery, Inc., Class A(a)	25,161	729,921
Discovery, Inc., Class C(a)	47,524	1,288,376
DISH Network Corp., Class A(a)	37,278	1,561,575
Fox Corp., Class A	49,115	1,751,441
Fox Corp., Class B	22,407	744,809
Interpublic Group of Cos., Inc.	59,600	2,107,456
Liberty Broadband Corp., Class A(a)	3,769	647,024
Liberty Broadband Corp., Class C(a)	23,073	4,095,227
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	12,489	583,111
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	25,101	1,159,666
New York Times Co., Class A	24,508	1,072,960
News Corp., Class A	59,759	1,471,864
News Corp., Class B	18,510	435,170
Nexstar Media Group, Inc., Class A	6,422	944,484
Omnicom Group, Inc.	32,214	2,345,823
Sirius XM Holdings, Inc.(b)	133,382	862,982
ViacomCBS, Inc., Class A	1,521	67,730
ViacomCBS, Inc., Class B	88,668	3,629,181

		28,076,457

Metals & Mining — 0.8%
Alcoa Corp.(a)	28,993	1,164,069
Cleveland-Cliffs, Inc.(a)(b)	69,819	1,745,475
Nucor Corp.	45,442	4,726,877
Reliance Steel & Aluminum Co.	9,559	1,502,197
Royal Gold, Inc.	9,852	1,197,215
Steel Dynamics, Inc.	30,549	1,968,883
United States Steel Corp.	41,758	1,105,752

		13,410,468

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	80,694	1,280,614
Annaly Capital Management, Inc.	212,818	1,806,825
New Residential Investment Corp.	64,034	624,972
Starwood Property Trust, Inc.	42,917	1,117,129

		4,829,540

Multi-line Retail — 0.4%
Dollar Tree, Inc.(a)	35,256	3,518,196
Kohl’s Corp.	24,179	1,228,293
Nordstrom, Inc.(a)	16,504	546,282
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	9,654	898,788

		6,191,559

Multi-Utilities — 1.6%
Ameren Corp.	38,841	3,259,537
CenterPoint Energy, Inc.	88,367	2,249,824
CMS Energy Corp.	43,958	2,716,165
Consolidated Edison, Inc.	52,239	3,853,671
DTE Energy Co.	29,398	3,448,973
MDU Resources Group, Inc.	29,902	948,491

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource, Inc.	59,558	$1,475,252
Public Service Enterprise Group, Inc.	76,712	4,773,788
WEC Energy Group, Inc.	48,001	4,518,814

		27,244,515

Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	49,469	469,955
APA Corp.	57,037	1,069,444
Cabot Oil & Gas Corp.	58,994	943,904
Cheniere Energy, Inc.(a)	35,814	3,041,683
Cimarex Energy Co.	15,116	985,563
Continental Resources, Inc.(b)	9,622	328,591
Devon Energy Corp.	103,490	2,674,182
Diamondback Energy, Inc.	27,467	2,118,530
DTE Midstream LLC(a)	14,510	615,224
EQT Corp.(a)	41,594	764,914
Hess Corp.	42,321	3,235,017
HollyFrontier Corp.	22,475	660,765
Marathon Oil Corp.	120,359	1,394,961
Marathon Petroleum Corp.	99,170	5,476,167
New Fortress Energy, Inc.	3,920	118,815
Occidental Petroleum Corp.	128,635	3,357,373
ONEOK, Inc.	67,473	3,506,572
Phillips 66	66,606	4,890,879
Pioneer Natural Resources Co.	32,830	4,772,497
Targa Resources Corp.	34,529	1,454,016
Texas Pacific Land Corp.	905	1,350,758
Valero Energy Corp.	62,105	4,159,172
Williams Cos., Inc.	184,914	4,632,096

		52,021,078

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	15,083	836,202

Personal Products(a) — 0.1%
Coty, Inc., Class A	43,960	383,771
Herbalife Nutrition Ltd.	15,890	809,436

		1,193,207

Pharmaceuticals — 0.8%
Catalent, Inc.(a)	24,882	2,981,112
Elanco Animal Health, Inc.(a)	67,684	2,468,436
Jazz Pharmaceuticals PLC(a)	8,973	1,521,103
Nektar Therapeutics(a)	25,951	409,766
Organon & Co.(a)	39,175	1,136,467
Perrigo Co. PLC	20,565	987,737
Royalty Pharma PLC, Class A	49,449	1,888,952
Viatris, Inc.	182,174	2,563,188

		13,956,761

Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	20,651	1,772,062
CACI International, Inc., Class A(a)	3,630	969,065
Clarivate PLC(a)	62,989	1,436,149
CoStar Group, Inc.(a)	59,575	5,293,239
Dun & Bradstreet Holdings, Inc.(a)(b)	23,695	496,647
Equifax, Inc.	18,426	4,801,816
FTI Consulting, Inc.(a)	4,883	711,453
IHS Markit Ltd.	56,786	6,634,876
Jacobs Engineering Group, Inc.	19,855	2,685,389
Leidos Holdings, Inc.	21,673	2,306,441
ManpowerGroup, Inc.	8,037	953,027
Nielsen Holdings PLC	53,709	1,272,366
Robert Half International, Inc.	16,841	1,653,955

Security	Shares	Value

Professional Services (continued)
Science Applications International Corp.	8,732	$762,304
TransUnion	29,164	3,501,430
Verisk Analytics, Inc.	24,141	4,585,341

		39,835,560

Real Estate Management & Development(a) — 0.5%
CBRE Group, Inc., Class A	50,783	4,898,528
Howard Hughes Corp.	6,362	589,821
Jones Lang LaSalle, Inc.	7,815	1,739,385
Opendoor Technologies Inc.	51,311	760,429

		7,988,163

Road & Rail — 0.9%
AMERCO	1,342	789,042
JB Hunt Transport Services, Inc.	12,783	2,153,296
Kansas City Southern	13,784	3,691,355
Knight-Swift Transportation Holdings, Inc.	24,843	1,234,449
Landstar System, Inc.	5,725	898,825
Lyft, Inc., Class A(a)	42,337	2,342,083
Old Dominion Freight Line, Inc.	15,546	4,184,206
Ryder System, Inc.	8,030	611,485
Schneider National, Inc., Class B	8,900	199,716
TuSimple Holdings, Inc., Class A(a)	5,304	195,187

		16,299,644

Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	6,987	191,514
Brooks Automation, Inc.	10,833	964,245
Cirrus Logic, Inc.(a)	8,620	711,926
Cree, Inc.(a)	17,699	1,641,759
Enphase Energy, Inc.(a)	20,055	3,802,428
Entegris, Inc.	20,470	2,469,501
First Solar, Inc.(a)	16,290	1,401,592
Marvell Technology, Inc.	122,806	7,430,991
Maxim Integrated Products, Inc.	40,668	4,063,140
Microchip Technology, Inc.	37,961	5,432,978
MKS Instruments, Inc.	8,493	1,328,645
Monolithic Power Systems, Inc.	6,816	3,062,156
ON Semiconductor Corp.(a)(b)	64,890	2,534,604
Qorvo, Inc.(a)	17,221	3,264,929
Skyworks Solutions, Inc.	25,083	4,628,064
Teradyne, Inc.	25,350	3,219,450
Universal Display Corp.	6,466	1,516,212
Xilinx, Inc.	37,408	5,605,215

		53,269,349

Software — 8.0%
Alteryx, Inc., Class A(a)	8,749	677,173
Anaplan, Inc.(a)	21,174	1,211,153
ANSYS, Inc.(a)	13,246	4,880,621
Aspen Technology, Inc.(a)	10,178	1,488,634
Avalara, Inc.(a)(b)	12,970	2,168,195
Bentley Systems, Inc., Class B(b)	20,780	1,263,632
Bill.Com Holdings, Inc.(a)	11,430	2,363,953
Black Knight, Inc.(a)	23,130	1,915,395
C3.AI, Inc., Class A(a)	3,156	158,905
Cadence Design Systems, Inc.(a)	41,799	6,171,622
CDK Global, Inc.	18,696	897,221
Ceridian HCM Holding, Inc.(a)	19,638	1,932,379
Citrix Systems, Inc.	18,832	1,897,324
Cloudflare, Inc., Class A(a)	38,221	4,534,157
Coupa Software, Inc.(a)	11,126	2,414,342
Crowdstrike Holdings, Inc., Class A(a)	24,401	6,188,338
Datadog, Inc., Class A(a)	34,464	3,815,165

20	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Datto Holding Corp.(a)	3,423	$89,306
DocuSign, Inc.(a)	29,011	8,646,438
Dolby Laboratories, Inc., Class A	9,583	930,509
DoubleVerify Holdings, Inc.(a)(b)	2,255	78,023
Dropbox, Inc., Class A(a)	46,763	1,472,567
Duck Creek Technologies, Inc.(a)	10,911	479,320
Dynatrace, Inc.(a)	28,321	1,808,862
Elastic NV(a)	10,281	1,522,205
Everbridge, Inc.(a)	5,713	806,790
Fair Isaac Corp.(a)	4,241	2,221,902
FireEye, Inc.(a)	36,259	732,432
Five9, Inc.(a)	10,154	2,043,899
Fortinet, Inc.(a)	20,367	5,544,712
Guidewire Software, Inc.(a)	12,616	1,453,363
HubSpot, Inc.(a)	6,777	4,039,228
Jamf Holding Corp.(a)(b)	7,827	256,804
Manhattan Associates, Inc.(a)	9,515	1,518,879
McAfee Corp., Class A	6,983	189,030
Medallia, Inc.(a)	15,324	519,024
N-Able, Inc.(a)	5,165	71,277
nCino Inc.(a)(b)	6,933	440,731
New Relic, Inc.(a)	7,958	549,739
NortonLifeLock, Inc.	83,576	2,074,356
Nuance Communications, Inc.(a)	43,325	2,378,542
Nutanix, Inc., Class A(a)	29,790	1,073,036
Palantir Technologies, Inc., Class A(a)	247,068	5,363,846
Palo Alto Networks, Inc.(a)(b)	14,496	5,784,629
Paycom Software, Inc.(a)	7,711	3,084,400
Paylocity Holding Corp.(a)	5,740	1,190,820
Pegasystems, Inc.	6,386	815,109
Proofpoint, Inc.(a)	8,683	1,516,573
PTC, Inc.(a)	15,916	2,155,822
RingCentral, Inc., Class A(a)(b)	12,219	3,265,772
Smartsheet, Inc., Class A(a)	18,468	1,339,853
Splunk, Inc.(a)	24,935	3,540,271
SS&C Technologies Holdings, Inc.	34,079	2,671,453
Synopsys, Inc.(a)	23,077	6,645,945
Teradata Corp.(a)	16,306	809,756
Trade Desk, Inc., Class A(a)	65,158	5,337,092
Tyler Technologies, Inc.(a)	6,156	3,032,692
Unity Software, Inc.(a)(b)	22,375	2,396,810
Zendesk, Inc.(a)	17,954	2,343,536
Zscaler, Inc.(a)	11,855	2,796,713

		139,010,275

Specialty Retail — 3.1%
Advance Auto Parts, Inc.	9,943	2,108,512
AutoNation, Inc.(a)	7,947	964,209
AutoZone, Inc.(a)	3,348	5,435,712
Bath & Body Works, Inc.(a)	35,909	2,875,234
Best Buy Co., Inc.	38,026	4,272,221
Burlington Stores, Inc.(a)	10,091	3,378,467
CarMax, Inc.(a)	24,846	3,328,122
Carvana Co.(a)	11,726	3,958,228
Dick’s Sporting Goods, Inc.	9,332	971,834
Five Below, Inc.(a)	8,415	1,636,044
Floor & Decor Holdings, Inc., Class A(a)	15,494	1,890,423
Foot Locker, Inc.	13,283	757,928
GameStop Corp., Class A(a)	8,756	1,410,767
Gap, Inc.	31,527	919,643

Security	Shares	Value

Specialty Retail (continued)
Leslie’s, Inc.(a)	16,129	$392,741
Lithia Motors, Inc.	4,417	1,666,181
O’Reilly Automotive, Inc.(a)	10,491	6,334,885
Penske Automotive Group, Inc.	4,751	420,939
Petco Health & Wellness Co., Inc.(a)	11,044	227,838
RH(a)	2,610	1,733,249
Tractor Supply Co.	17,547	3,174,779
Ulta Beauty, Inc.(a)	8,247	2,769,343
Vroom, Inc.(a)	17,035	630,976
Williams-Sonoma, Inc.	11,410	1,730,897

		52,989,172

Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	197,721	2,866,954
HP, Inc.	189,725	5,477,361
NCR Corp.(a)	19,485	865,134
NetApp, Inc.	33,841	2,693,405
Pure Storage, Inc., Class A(a)	39,220	765,574
Western Digital Corp.(a)	47,007	3,052,165
Xerox Holdings Corp.	22,661	546,810

		16,267,403

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	22,349	1,258,472
Carter’s, Inc.	6,498	635,114
Columbia Sportswear Co.	5,908	588,555
Deckers Outdoor Corp.(a)	4,255	1,748,167
Hanesbrands, Inc.	52,138	952,040
Lululemon Athletica, Inc.(a)(b)	17,347	6,941,749
PVH Corp.(a)	11,066	1,157,725
Ralph Lauren Corp.	7,450	845,724
Skechers USA, Inc., Class A(a)	20,010	1,074,137
Tapestry, Inc.(a)	42,571	1,800,753
Under Armour, Inc., Class A(a)(b)	28,340	579,553
Under Armour, Inc., Class C(a)	30,311	531,049
VF Corp.	49,248	3,949,690

		22,062,728

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.	50,654	701,051
New York Community Bancorp, Inc.	68,820	810,700
Rocket Cos., Inc., Class A	20,023	345,197
TFS Financial Corp.	6,973	135,834
UWM Holdings Corp.(b)	6,302	48,084

		2,040,866

Trading Companies & Distributors — 0.9%
Air Lease Corp.	15,938	675,134
Fastenal Co.	87,269	4,779,723
MSC Industrial Direct Co., Inc., Class A	6,810	607,248
SiteOne Landscape Supply, Inc.(a)	6,812	1,190,601
United Rentals, Inc.(a)	11,001	3,625,379
Univar Solutions, Inc.(a)	25,626	628,862
W.W. Grainger, Inc.	7,089	3,151,628
Watsco, Inc.	4,905	1,385,368

		16,043,943

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.4%
American Water Works Co., Inc.	27,617	$4,697,928
Essential Utilities, Inc.	34,228	1,681,279

		6,379,207

Total Common Stocks — 98.6% (Cost: $1,033,060,061)		1,704,483,840

Investment Companies

Equity Funds — 0.8%
iShares Russell Mid-Cap ETF(c)	162,544	12,977,513

Total Investment Companies — 0.8% (Cost: $11,770,613)		12,977,513

Total Long-Term Investments — 99.4% (Cost: $1,044,830,674)		1,717,461,353

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(c)(d)(e)	28,664,086	28,678,418
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)(d)	11,820,501	11,820,501

Total Short-Term Securities — 2.3% (Cost: $40,490,824)		40,498,919

Total Investments — 101.7% (Cost: $1,085,321,498)		1,757,960,272

Liabilities in Excess of Other Assets — (1.7)%		(29,915,648)

Net Assets — 100.0%		$1,728,044,624

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$28,520,253	$175,625	(a)	$—	$12,135	$(29,595)	$28,678,418	28,664,086	$158,031	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,996,526	8,823,975	(a)	—	—	—	11,820,501	11,820,501	4,201		—
iShares Russell Mid-Cap ETF	3,581,506	101,013,509		(95,437,549)	3,840,739	(20,692)	12,977,513	162,544	88,788		—

					$3,852,874	$(50,287)	$53,476,432		$251,020		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

22	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 400 E-Mini Index	27	09/17/21	$7,286	$61,310
S&P 500 E-Mini Index	18	09/17/21	3,951	55,579

				$116,889

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$116,889	$—	$—	$—	$116,889

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended July 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,542,485	$—	$—	$—	$3,542,485

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$25,918	$—	$—	$—	$25,918

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts

Average notional value of contracts — long	$9,794,460

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,704,483,840	$—	$—	$1,704,483,840
Investment Companies	12,977,513	—	—	12,977,513
Short-Term Securities
Money Market Funds	40,498,919	—	—	40,498,919

	$1,757,960,272	$—	$—	$1,757,960,272

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) July 31, 2021	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$116,889	$—	$—	$116,889

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	2,798	$100,056
Aerojet Rocketdyne Holdings, Inc.	5,078	239,580
AeroVironment, Inc.(a)(b)	1,536	155,290
AerSale Corp.(a)(b)	441	5,019
Astronics Corp.(a)	1,486	25,381
Axon Enterprise, Inc.(a)	4,564	848,995
BWX Technologies, Inc.	6,490	372,721
Byrna Technologies, Inc.(a)	679	16,296
Curtiss-Wright Corp.	2,957	349,813
Ducommun, Inc.(a)	742	40,031
Hexcel Corp.(a)	6,104	332,180
Howmet Aerospace, Inc.(a)	28,016	919,485
Huntington Ingalls Industries, Inc.	2,793	572,928
Kaman Corp.	2,369	105,065
Kratos Defense & Security Solutions, Inc.(a)	8,304	225,869
Maxar Technologies, Inc.	4,864	176,417
Mercury Systems, Inc.(a)	3,769	248,754
Moog, Inc., Class A	2,165	168,588
National Presto Industries, Inc.	341	32,900
PAE, Inc.(a)	4,445	39,649
Park Aerospace Corp.	1,544	23,006
Parsons Corp.(a)(b)	1,685	65,075
Spirit AeroSystems Holdings, Inc., Class A	7,880	340,495
Textron, Inc.(b)	16,141	1,113,890
Triumph Group, Inc.(a)	3,546	67,551
Vectrus, Inc.(a)	714	32,337
Virgin Galactic Holdings Inc.(a)(b)	10,574	317,114

		6,934,485

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	4,056	98,155
Atlas Air Worldwide Holdings, Inc.(a)	1,956	130,993
Echo Global Logistics, Inc.(a)	1,792	55,427
Forward Air Corp.	2,047	181,037
Hub Group, Inc., Class A(a)	2,662	176,437
Radiant Logistics, Inc.(a)	2,218	13,796
XPO Logistics, Inc.(a)	6,625	918,821

		1,574,666

Airlines(a) — 0.6%
Alaska Air Group, Inc.	8,757	508,169
Allegiant Travel Co.	1,095	208,181
American Airlines Group, Inc.	45,438	926,026
Copa Holdings SA, Class A	2,155	152,811
Frontier Group Holdings, Inc.	2,214	32,634
Hawaiian Holdings, Inc.	3,363	66,352
JetBlue Airways Corp.	23,063	341,102
Mesa Air Group, Inc.	2,366	21,105
SkyWest, Inc.	3,844	155,644
Spirit Airlines, Inc.	6,690	180,496
Sun Country Airlines Holdings, Inc.(b)	1,103	35,837

		2,628,357

Auto Components — 1.1%
Adient PLC(a)	6,693	281,976
American Axle & Manufacturing Holdings, Inc.(a)	7,287	70,611
BorgWarner, Inc.	17,012	833,248
Cooper-Standard Holdings, Inc.(a)	1,173	30,557
Dana, Inc.	10,405	251,385
Dorman Products, Inc.(a)	1,778	179,845
Fox Factory Holding Corp.(a)	3,011	486,397
Gentex Corp.	17,289	588,345

Security	Shares	Value

Auto Components (continued)
Gentherm, Inc.(a)	2,460	$204,008
Goodyear Tire & Rubber Co.(a)	20,276	318,536
LCI Industries	1,686	245,852
Lear Corp.	4,274	747,864
Modine Manufacturing Co.(a)	3,208	53,670
Motorcar Parts of America, Inc.(a)(b)	1,186	26,377
Patrick Industries, Inc.	1,549	127,994
QuantumScape Corp.(a)(b)	7,970	182,593
Standard Motor Products, Inc.	1,357	56,668
Stoneridge, Inc.(a)	2,552	73,880
Tenneco, Inc., Class A(a)	4,629	80,591
Visteon Corp.(a)	1,986	226,503
XL Fleet Corp.(a)(b)	2,492	17,394
XPEL Inc.(a)	1,441	133,436

		5,217,730

Automobiles — 0.3%
Arcimoto, Inc.(a)(b)	1,786	29,201
Canoo, Inc.(a)(b)	5,183	42,138
Fisker, Inc.(a)(b)	10,814	174,322
Harley-Davidson, Inc.	11,043	437,524
Lordstown Motors Corp., Class A(a)	7,320	45,677
Thor Industries, Inc.	3,626	429,173
Winnebago Industries, Inc.	2,184	156,964
Workhorse Group, Inc.(a)(b)	8,097	93,439

		1,408,438

Banks — 5.5%
1st Source Corp.	1,728	79,125
Allegiance Bancshares, Inc.	1,125	41,029
Altabancorp	1,672	67,532
Amalgamated Financial Corp.	1,032	15,852
Amerant Bancorp, Inc.(a)	1,471	32,583
American National Bankshares, Inc.	660	20,849
Ameris Bancorp	4,116	200,079
Arrow Financial Corp.	987	35,581
Associated Banc-Corp.	11,121	220,196
Atlantic Capital Bancshares, Inc.(a)	1,333	31,992
Atlantic Union Bankshares Corp.	5,606	198,845
Banc of California, Inc.	2,958	50,641
BancFirst Corp.	1,225	67,963
Bancorp, Inc.(a)	3,411	79,715
BancorpSouth Bank	6,725	173,505
Bank First Corp.	368	25,756
Bank of Hawaii Corp.	3,107	260,087
Bank of Marin Bancorp	883	30,640
Bank of NT Butterfield & Son Ltd.	3,381	112,046
Bank OZK	9,006	366,634
BankUnited, Inc.	5,703	225,725
Banner Corp.	1,390	73,726
Bar Harbor Bankshares	913	26,148
Berkshire Hills Bancorp, Inc.	2,757	74,549
Blue Ridge Bankshares, Inc.	1,042	17,849
BOK Financial Corp.	2,400	201,624
Brookline Bancorp, Inc.	4,667	67,065
Bryn Mawr Bank Corp.	1,444	56,504
Business First Bancshares, Inc.	2,243	52,284
Byline Bancorp, Inc.	2,571	63,272
Cadence BanCorp	7,355	139,745
Cambridge Bancorp	637	54,514
Camden National Corp.	1,130	50,590
Capital Bancorp, Inc.	548	12,451
Capital City Bank Group, Inc.	884	21,517
Capstar Financial Holdings, Inc.	2,308	48,930

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Carter Bankshares, Inc.(a)	1,661	$19,052
Cathay General Bancorp	5,716	216,465
CBTX, Inc.	2,019	53,100
Central Pacific Financial Corp.	715	18,304
Century Bancorp, Inc., Class A	196	22,418
CIT Group, Inc.	6,767	326,440
Citizens & Northern Corp.	1,893	46,757
City Holding Co.	956	72,331
Civista Bancshares, Inc.	1,960	44,864
CNB Financial Corp.	964	22,230
Coastal Financial Corp.(a)	663	19,373
Columbia Banking System, Inc.	4,448	155,413
Comerica, Inc.	10,161	697,654
Commerce Bancshares, Inc.	7,669	542,428
Community Bank System, Inc.	3,296	236,125
Community Trust Bancorp, Inc.	1,197	47,593
ConnectOne Bancorp, Inc.	3,307	86,974
CrossFirst Bankshares, Inc.(a)	3,186	43,999
Cullen/Frost Bankers, Inc.	4,227	453,642
Customers Bancorp, Inc.(a)	2,029	73,490
CVB Financial Corp.	8,038	153,204
Dime Community Bancshares, Inc.	2,302	76,012
Eagle Bancorp, Inc.	1,944	106,978
East West Bancorp, Inc.	10,160	722,884
Eastern Bankshares, Inc.	12,412	226,519
Enterprise Bancorp, Inc.	520	17,004
Enterprise Financial Services Corp.	2,942	131,125
Equity Bancshares, Inc., Class A(a)	1,042	30,697
Farmers National Banc Corp.	1,941	29,794
FB Financial Corp.	2,840	107,380
Fidelity D&D Bancorp, Inc.	254	12,954
Financial Institutions, Inc.	1,270	37,389
First Bancorp, Inc.	776	22,551
First BanCorp, Puerto Rico	13,250	160,723
First Bancorp/Southern Pines NC	1,695	67,800
First Bancshares, Inc.	1,476	56,929
First Bank/Hamilton	1,239	16,510
First Busey Corp.	3,679	86,824
First Citizens BancShares, Inc., Class A(b)	443	346,687
First Commonwealth Financial Corp.	5,802	76,412
First Community Bancshares, Inc.	1,485	43,362
First Financial Bancorp	5,970	134,325
First Financial Bankshares, Inc.	9,347	456,508
First Financial Corp.	862	34,523
First Foundation, Inc.	2,814	66,326
First Hawaiian, Inc.	8,965	246,806
First Horizon Corp.	39,955	617,305
First Internet Bancorp	691	20,923
First Interstate Bancsystem, Inc., Class A	3,415	143,157
First Merchants Corp.	4,398	179,131
First Mid Bancshares, Inc.	1,751	71,248
First Midwest Bancorp, Inc.	6,932	124,360
First of Long Island Corp.	1,666	35,902
Five Star Bancorp	288	7,019
Flushing Financial Corp.	2,202	48,554
FNB Corp.	24,678	282,810
Fulton Financial Corp.	12,114	185,586
German American Bancorp, Inc.	1,691	63,751
Glacier Bancorp, Inc.	7,000	360,920
Great Southern Bancorp, Inc.	895	46,567
Great Western Bancorp, Inc.	3,300	101,640
Guaranty Bancshares, Inc.	438	14,651
Hancock Whitney Corp.	6,254	273,362

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	1,558	$28,402
HarborOne Bancorp, Inc.	3,651	49,690
HBT Financial, Inc.	587	9,592
Heartland Financial USA, Inc.	2,900	132,298
Heritage Commerce Corp.	4,374	47,414
Heritage Financial Corp.	2,200	53,218
Hilltop Holdings, Inc.	4,424	140,152
Home BancShares, Inc.	11,091	234,907
HomeTrust Bancshares, Inc.	1,199	31,570
Hope Bancorp, Inc.	6,986	92,565
Horizon Bancorp, Inc.	3,263	54,525
Howard Bancorp, Inc.(a)	1,349	26,575
Independent Bank Corp.	3,678	175,357
Independent Bank Group, Inc.	2,801	195,230
International Bancshares Corp.	4,127	161,283
Investors Bancorp, Inc.	15,346	212,082
Lakeland Bancorp, Inc.	3,305	54,103
Lakeland Financial Corp.	1,965	131,400
Live Oak Bancshares, Inc.(b)	2,154	129,649
Macatawa Bank Corp.	2,222	18,487
Mercantile Bank Corp.	1,818	56,813
Metrocity Bankshares, Inc.	1,301	25,981
Metropolitan Bank Holding Corp.(a)	816	57,960
Mid Penn Bancorp, Inc.	676	17,610
Midland States Bancorp, Inc.	1,684	41,443
MidWestOne Financial Group, Inc.	1,385	40,345
MVB Financial Corp.	703	29,139
National Bank Holdings Corp., Class A	1,729	61,310
NBT Bancorp, Inc.	2,632	91,725
Nicolet Bankshares, Inc.(a)	651	47,126
Northrim BanCorp, Inc.	905	36,942
OceanFirst Financial Corp.	4,183	81,569
OFG Bancorp	3,086	71,287
Old National Bancorp	10,106	162,606
Old Second Bancorp, Inc.	2,326	26,935
Origin Bancorp, Inc.	1,562	63,542
Orrstown Financial Services, Inc.	845	19,477
Pacific Premier Bancorp, Inc.	5,038	191,343
PacWest Bancorp	8,390	334,090
Park National Corp.	1,201	136,806
Peapack Gladstone Financial Corp.	1,354	43,612
Peoples Bancorp, Inc.	1,486	43,822
Peoples Financial Services Corp.	541	23,209
People’s United Financial, Inc.	30,772	483,120
Pinnacle Financial Partners, Inc.	5,462	489,450
Popular, Inc.	6,110	444,564
Preferred Bank/Los Angeles CA	921	54,321
Premier Financial Bancorp, Inc.	850	14,467
Primis Financial Corp.	2,009	31,240
Prosperity Bancshares, Inc.	6,464	440,780
QCR Holdings, Inc.	1,415	69,462
RBB Bancorp	1,180	28,237
Red River Bancshares, Inc.	321	16,355
Reliant Bancorp, Inc.	897	24,937
Renasant Corp.	3,359	118,170
Republic Bancorp, Inc., Class A	679	33,108
Republic First Bancorp, Inc.(a)	2,161	7,974
S&T Bancorp, Inc.	2,342	68,972
Sandy Spring Bancorp, Inc.	3,634	151,138
Seacoast Banking Corp. of Florida	3,144	95,546
ServisFirst Bancshares, Inc.	3,443	244,728
Sierra Bancorp	947	22,851
Signature Bank	4,009	909,923

26	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Silvergate Capital Corp., Class A(a)	1,557	$160,060
Simmons First National Corp., Class A	6,710	182,646
SmartFinancial, Inc.	1,198	29,195
South Plains Financial, Inc.	568	13,064
South State Corp.	5,178	356,454
Southern First Bancshares, Inc.(a)	999	49,480
Southside Bancshares, Inc.	1,938	69,846
Spirit of Texas Bancshares, Inc.	1,049	24,421
Sterling Bancorp	14,522	315,273
Stock Yards Bancorp, Inc.	1,485	70,745
Summit Financial Group, Inc.	760	17,670
Synovus Financial Corp.	10,898	445,728
Texas Capital Bancshares, Inc.(a)	3,468	218,415
Tompkins Financial Corp.	946	72,606
TowneBank	5,525	164,700
Trico Bancshares	2,376	93,686
TriState Capital Holdings, Inc.(a)(b)	1,965	39,909
Triumph Bancorp, Inc.(a)	1,627	124,726
Trustmark Corp.	4,312	129,446
UMB Financial Corp.	3,261	305,230
Umpqua Holdings Corp.	16,074	303,316
United Bankshares, Inc.	9,205	317,941
United Community Banks, Inc.	4,295	123,739
Univest Financial Corp.	1,926	52,695
Valley National Bancorp	30,106	388,066
Veritex Holdings, Inc.	2,924	98,100
Washington Trust Bancorp, Inc.	1,251	60,986
Webster Financial Corp.	6,675	321,068
WesBanco, Inc.	5,028	162,304
West BanCorp., Inc.	1,364	40,211
Westamerica BanCorp	1,623	90,158
Western Alliance Bancorp	7,252	673,131
Wintrust Financial Corp.	4,314	308,020
Zions Bancorp NA	11,844	617,665

		26,414,141

Beverages — 0.2%
Boston Beer Co., Inc., Class A(a)	672	477,120
Celsius Holdings, Inc.(a)	3,101	212,822
Coca-Cola Consolidated, Inc.	321	128,127
Duckhorn Portfolio, Inc.(a)(b)	1,282	28,165
MGP Ingredients, Inc.	939	56,011
National Beverage Corp.	1,565	71,020
NewAge, Inc.(a)(b)	8,493	16,222
Primo Water Corp.	10,840	179,185

		1,168,672

Biotechnology — 5.3%
4D Molecular Therapeutics, Inc.(a)	539	13,405
89bio, Inc.(a)	687	10,758
ACADIA Pharmaceuticals, Inc.(a)	8,209	177,561
Acceleron Pharma, Inc.(a)	3,818	477,479
Adicet Bio, Inc.(a)	1,274	9,428
Aduro Biotech, Inc.(a)(c)	658	1,974
Adverum Biotechnologies, Inc.(a)(b)	6,357	14,430
Aeglea BioTherapeutics, Inc.(a)	2,882	17,667
Affimed NV(a)	7,715	51,305
Agenus, Inc.(a)(b)	12,908	66,863
Agios Pharmaceuticals, Inc.(a)(b)	4,691	225,590
Akebia Therapeutics, Inc.(a)	10,426	25,752
Akero Therapeutics, Inc.(a)(b)	1,674	35,891
Akouos, Inc.(a)	1,689	18,359
Albireo Pharma, Inc.(a)	1,045	29,897

Security	Shares	Value

Biotechnology (continued)
Aldeyra Therapeutics, Inc.(a)	3,158	$28,106
Alector, Inc.(a)	3,926	94,361
Aligos Therapeutics, Inc.(a)	1,204	17,542
Alkermes PLC(a)	10,978	284,001
Allakos, Inc.(a)	2,397	190,705
Allogene Therapeutics, Inc.(a)	4,668	102,463
Allovir, Inc.(a)(b)	2,010	38,471
Alpine Immune Sciences, Inc.(a)	685	6,055
Altimmune, Inc.(a)	2,119	19,219
ALX Oncology Holdings, Inc.(a)	1,148	67,227
Amicus Therapeutics, Inc.(a)	18,079	167,954
AnaptysBio, Inc.(a)	1,291	29,667
Anavex Life Sciences Corp.(a)	4,179	75,013
Anika Therapeutics, Inc.(a)	967	38,806
Annexon, Inc.(a)	2,030	42,752
Apellis Pharmaceuticals, Inc.(a)	4,425	283,156
Applied Molecular Transport, Inc.(a)	1,610	45,128
Applied Therapeutics, Inc.(a)	1,137	19,568
AquaBounty Technologies, Inc.(a)(b)	3,371	16,686
Arbutus Biopharma Corp.(a)	4,973	13,377
Arcturus Therapeutics Holdings, Inc.(a)	1,356	42,456
Arcus Biosciences, Inc.(a)	3,044	95,612
Arcutis Biotherapeutics, Inc.(a)	1,935	45,144
Ardelyx, Inc.(a)(b)	5,709	9,934
Arena Pharmaceuticals, Inc.(a)	4,670	288,886
Arrowhead Pharmaceuticals, Inc.(a)	7,315	506,856
Atara Biotherapeutics, Inc.(a)	5,510	70,252
Athenex, Inc.(a)(b)	5,603	21,123
Athersys, Inc.(a)(b)	12,315	20,073
Atossa Therapeutics, Inc.(a)(b)	7,637	22,835
Atreca, Inc., Class A(a)(b)	1,780	9,772
Avid Bioservices, Inc.(a)(b)	4,153	106,524
Avidity Biosciences, Inc.(a)	2,071	39,991
Avita Medical, Inc.(a)	1,542	28,573
Avrobio, Inc.(a)	2,591	19,070
Beam Therapeutics, Inc.(a)	3,461	318,412
Beyondspring, Inc.(a)	1,455	13,852
BioAtla, Inc.(a)(b)	783	32,095
BioCryst Pharmaceuticals, Inc.(a)(b)	12,191	196,519
Biohaven Pharmaceutical Holding Co. Ltd.(a)	3,866	487,155
Biomea Fusion, Inc.(a)	510	6,727
Bioxcel Therapeutics, Inc.(a)	999	25,564
Black Diamond Therapeutics, Inc.(a)(b)	1,487	14,216
Bluebird Bio, Inc.(a)	5,568	141,483
Blueprint Medicines Corp.(a)(b)	4,269	375,117
Bolt Biotherapeutics, Inc.(a)	873	9,734
Bridgebio Pharma, Inc.(a)	7,790	416,375
Brooklyn ImmunoTherapeutics, Inc.(a)(b)	1,545	17,752
C4 Therapeutics, Inc.(a)	2,245	96,849
Cardiff Oncology, Inc.(a)	2,292	12,193
CareDx, Inc.(a)	3,695	310,528
Catalyst Pharmaceuticals, Inc.(a)(b)	6,545	38,223
Celcuity, Inc.(a)	487	9,594
Celldex Therapeutics, Inc.(a)	2,561	112,044
CEL-SCI Corp.(a)	2,427	19,489
Cerevel Therapeutics Holdings, Inc.(a)	2,244	55,292
ChemoCentryx, Inc.(a)(b)	3,592	53,090
Chimerix, Inc.(a)	4,783	31,711
Chinook Therapeutics, Inc.(a)	2,028	26,425
Clene, Inc.(a)(b)	1,381	11,877
Clovis Oncology, Inc.(a)(b)	6,487	31,332
Codiak Biosciences, Inc.(a)(b)	989	17,110

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Cogent Biosciences, Inc.(a)	2,368	$14,208
Coherus Biosciences, Inc.(a)	5,678	74,098
Contra GTX, Inc.(a)(b)(c)	23	24
Cortexyme, Inc.(a)	1,303	73,633
Crinetics Pharmaceuticals, Inc.(a)	3,702	66,562
Cue Biopharma, Inc.(a)	1,776	18,506
Cullinan Oncology, Inc.(a)	881	20,201
Curis, Inc.(a)	5,634	42,762
Cytokinetics, Inc.(a)(b)	5,680	168,582
CytomX Therapeutics, Inc.(a)	4,326	23,404
Deciphera Pharmaceuticals, Inc.(a)	3,394	103,483
Denali Therapeutics, Inc.(a)	6,656	339,656
DermTech, Inc.(a)(b)	1,550	52,173
Design Therapeutics, Inc.(a)	849	13,143
Dicerna Pharmaceuticals, Inc.(a)	5,367	201,316
Dynavax Technologies Corp.(a)	7,141	66,697
Dyne Therapeutics, Inc.(a)	1,944	35,128
Eagle Pharmaceuticals, Inc.(a)(b)	797	37,061
Editas Medicine, Inc.(a)	4,859	203,398
Eiger Biopharmaceuticals, Inc.(a)	1,994	15,872
Emergent BioSolutions, Inc.(a)(b)	3,338	219,974
Enanta Pharmaceuticals, Inc.(a)	1,710	72,247
Epizyme, Inc.(a)(b)	9,408	62,375
Evelo Biosciences, Inc.(a)(b)	2,006	18,475
Exelixis, Inc.(a)	21,298	358,871
Fate Therapeutics, Inc.(a)(b)	5,762	477,094
FibroGen, Inc.(a)	5,888	76,544
Finch Therapeutics Group, Inc.(a)	426	5,610
Flexion Therapeutics, Inc.(a)(b)	3,253	19,290
Foghorn Therapeutics, Inc.(a)(b)	1,197	10,857
Forma Therapeutics Holdings, Inc.(a)	2,270	51,960
Forte Biosciences, Inc.(a)	721	21,601
Fortress Biotech, Inc.(a)	5,243	16,306
Frequency Therapeutics, Inc.(a)(b)	2,077	17,301
G1 Therapeutics, Inc.(a)	2,641	45,716
Gemini Therapeutics, Inc.(a)(b)	1,343	5,466
Generation Bio Co.(a)(b)	2,864	62,263
Geron Corp.(a)(b)	20,565	25,089
Global Blood Therapeutics, Inc.(a)	5,042	137,798
Gossamer Bio, Inc.(a)	6,982	54,879
Greenwich Lifesciences, Inc.(a)(b)	254	10,025
Gritstone bio, Inc.(a)	2,626	17,542
GT Biopharma, Inc.(a)	1,529	15,214
Halozyme Therapeutics, Inc.(a)	10,161	419,954
Harpoon Therapeutics, Inc.(a)	1,324	12,962
Heron Therapeutics, Inc.(a)	6,093	75,309
Homology Medicines, Inc.(a)	2,784	17,706
Hookipa Pharma, Inc.(a)	1,356	10,482
Humanigen, Inc.(a)(b)	2,922	47,103
iBio, Inc.(a)(b)	15,962	19,793
Ideaya Biosciences, Inc.(a)	1,815	44,468
IGM Biosciences, Inc.(a)	527	35,841
Immunic, Inc.(a)	960	8,477
ImmunityBio, Inc.(a)(b)	4,352	47,698
ImmunoGen, Inc.(a)	17,127	96,082
Immunovant, Inc.(a)	2,311	24,173
Infinity Pharmaceuticals, Inc.(a)	5,618	11,910
Inhibrx, Inc.(a)(b)	1,794	51,057
Inovio Pharmaceuticals, Inc.(a)(b)	14,195	119,238
Inozyme Pharma, Inc.(a)	861	14,439
Insmed, Inc.(a)	8,031	197,563
Instil Bio, Inc.(a)	1,106	16,645
Intellia Therapeutics, Inc.(a)(b)	4,817	683,291

Security	Shares	Value

Biotechnology (continued)
Intercept Pharmaceuticals, Inc.(a)	1,828	$31,588
Invitae Corp.(a)(b)	14,575	407,954
Ionis Pharmaceuticals, Inc.(a)(b)	9,741	361,781
Iovance Biotherapeutics, Inc.(a)	10,992	244,792
Ironwood Pharmaceuticals, Inc.(a)(b)	9,563	126,901
iTeos Therapeutics, Inc.(a)	1,345	32,320
IVERIC bio, Inc.(a)	5,893	50,857
Jounce Therapeutics, Inc.(a)	2,105	10,609
Kadmon Holdings, Inc.(a)(b)	16,913	63,593
KalVista Pharmaceuticals, Inc.(a)	1,310	26,383
Karuna Therapeutics, Inc.(a)	1,518	173,386
Karyopharm Therapeutics, Inc.(a)	4,712	39,251
Keros Therapeutics, Inc.(a)	1,016	37,389
Kezar Life Sciences, Inc.(a)	2,048	9,974
Kiniksa Pharmaceuticals Ltd., Class A(a)	1,909	29,265
Kinnate Biopharma, Inc.(a)	922	19,897
Kodiak Sciences, Inc.(a)	2,279	191,071
Kronos Bio, Inc.(a)	2,520	51,534
Krystal Biotech, Inc.(a)	1,562	91,283
Kura Oncology, Inc.(a)	4,415	83,620
Kymera Therapeutics, Inc.(a)	1,884	113,379
Lexicon Pharmaceuticals, Inc.(a)	4,408	15,604
Ligand Pharmaceuticals, Inc.(a)(b)	1,030	116,915
Lineage Cell Therapeutics, Inc.(a)	7,737	20,348
MacroGenics, Inc.(a)	3,940	98,342
Madrigal Pharmaceuticals, Inc.(a)	1,015	88,630
Magenta Therapeutics, Inc.(a)	1,918	13,656
MannKind Corp.(a)	16,204	66,436
MEI Pharma, Inc.(a)	6,633	17,909
MeiraGTx Holdings plc(a)	3,650	51,063
Mersana Therapeutics, Inc.(a)	4,499	49,489
MiMedx Group, Inc.(a)	7,665	93,973
Mirati Therapeutics, Inc.(a)	2,847	455,691
Mirum Pharmaceuticals, Inc.(a)	259	3,743
Molecular Templates, Inc.(a)	2,370	16,590
Morphic Holding, Inc.(a)	1,357	78,190
Mustang Bio, Inc.(a)(b)	5,153	14,892
Myriad Genetics, Inc.(a)	5,664	179,152
Natera, Inc.(a)	5,915	677,386
Neoleukin Therapeutics, Inc.(a)	2,425	16,951
Neurocrine Biosciences, Inc.(a)(b)	6,742	628,422
NexImmune, Inc.(a)	495	5,287
Nkarta, Inc.(a)	956	30,363
Novavax, Inc.(a)(b)	5,274	945,786
Nurix Therapeutics Inc.(a)	2,047	62,925
Ocugen, Inc.(a)(b)	12,064	80,949
Olema Pharmaceuticals, Inc.(a)	823	19,324
Oncocyte Corp.(a)	5,168	26,564
Oncorus, Inc.(a)	1,299	16,653
Oncternal Therapeutics, Inc.(a)	2,811	10,963
OPKO Health, Inc.(a)	25,937	89,223
Organogenesis Holdings, Inc.(a)	2,497	38,304
ORIC Pharmaceuticals, Inc.(a)	1,902	31,668
Outlook Therapeutics, Inc.(a)	5,469	12,360
Oyster Point Pharma, Inc.(a)(b)	676	9,633
Passage Bio, Inc.(a)	2,413	28,473
PMV Pharmaceuticals, Inc.(a)	1,708	58,089
Portage Biotech, Inc.(a)	213	3,225
Poseida Therapeutics, Inc.(a)	1,849	14,995
Praxis Precision Medicines, Inc.(a)	1,580	24,648
Precigen, Inc.(a)	6,179	33,923
Precision BioSciences, Inc.(a)	3,001	29,590
Prelude Therapeutics, Inc.(a)(b)	728	23,325

28	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Prometheus Biosciences, Inc.(a)	713	$14,952
Protagonist Therapeutics, Inc.(a)	2,709	133,906
Prothena Corp. PLC(a)	2,330	116,733
PTC Therapeutics, Inc.(a)	5,029	192,762
Puma Biotechnology, Inc.(a)	1,922	14,453
Radius Health, Inc.(a)	3,099	46,888
Rapt Therapeutics, Inc.(a)	1,172	35,945
Recursion Pharmaceuticals, Inc., Class A(a)(b)	1,365	41,428
REGENXBIO, Inc.(a)	3,396	109,759
Relay Therapeutics, Inc.(a)	3,981	129,144
Reneo Pharmaceuticals, Inc.(a)(b)	483	3,956
Replimune Group, Inc.(a)	1,752	57,343
Revolution Medicines, Inc.(a)	4,079	116,823
Rhythm Pharmaceuticals, Inc.(a)	2,876	49,726
Rigel Pharmaceuticals, Inc.(a)	11,686	46,744
Rocket Pharmaceuticals, Inc.(a)(b)	2,734	97,932
Rubius Therapeutics, Inc.(a)(b)	2,955	63,503
Sage Therapeutics, Inc.(a)	3,541	154,848
Sana Biotechnology, Inc.(a)(b)	1,783	29,045
Sangamo Therapeutics, Inc.(a)	7,871	75,404
Sarepta Therapeutics, Inc.(a)	5,252	355,981
Scholar Rock Holding Corp.(a)	1,920	60,000
Selecta Biosciences, Inc.(a)	5,804	20,082
Sensei Biotherapeutics, Inc.(a)	626	4,939
Seres Therapeutics, Inc.(a)	4,550	32,305
Sesen Bio, Inc.(a)	11,179	41,698
Shattuck Labs, Inc.(a)	1,722	37,953
Sigilon Therapeutics, Inc.(a)(b)	571	2,878
Silverback Therapeutics, Inc.(a)(b)	857	25,950
Solid Biosciences, Inc.(a)	3,813	10,638
Sorrento Therapeutics, Inc.(a)(b)	18,681	153,371
Spectrum Pharmaceuticals, Inc.(a)	17,434	56,137
Spero Therapeutics, Inc.(a)(b)	1,687	22,505
SpringWorks Therapeutics, Inc.(a)	2,152	184,426
Spruce Biosciences, Inc.(a)	432	3,979
SQZ Biotechnologies Co.(a)	1,451	17,557
Stoke Therapeutics, Inc.(a)	1,241	35,530
Summit Therapeutics, Inc.(a)	1,342	9,837
Surface Oncology, Inc.(a)	2,109	12,675
Sutro Biopharma, Inc.(a)	2,833	48,246
Syndax Pharmaceuticals, Inc.(a)	2,933	42,763
Syros Pharmaceuticals, Inc.(a)(b)	3,721	17,191
Talaris Therapeutics, Inc.(a)	538	7,430
Taysha Gene Therapies, Inc.(a)(b)	1,428	24,690
TCR2 Therapeutics, Inc.(a)	1,899	23,624
TG Therapeutics, Inc.(a)(b)	8,739	305,778
Tonix Pharmaceuticals Holding Corp.(a)(b)	20,783	14,881
Translate Bio, Inc.(a)(b)	4,595	127,006
Travere Therapeutics, Inc.(a)	3,845	52,869
Trevena, Inc.(a)(b)	10,354	13,771
Trillium Therapeutics, Inc.(a)	6,367	41,577
Turning Point Therapeutics, Inc.(a)	3,506	223,753
Twist Bioscience Corp.(a)	3,458	425,507
Ultragenyx Pharmaceutical, Inc.(a)	4,721	376,877
United Therapeutics Corp.(a)	3,174	577,446
UroGen Pharma Ltd.(a)(b)	1,219	18,895
Vanda Pharmaceuticals, Inc.(a)	4,585	74,781
Vaxart, Inc.(a)(b)	7,820	56,226
Vaxcyte, Inc.(a)	2,582	55,978
VBI Vaccines, Inc.(a)(b)	12,192	36,332
Veracyte, Inc.(a)(b)	4,609	205,377
Verastem, Inc.(a)	11,517	37,200

Security	Shares	Value

Biotechnology (continued)
Vericel Corp.(a)	3,189	$168,826
Viking Therapeutics, Inc.(a)(b)	4,523	27,816
Vincerx Pharma, Inc.(a)	355	4,704
Vir Biotechnology, Inc.(a)	4,121	146,914
Viracta Therapeutics, Inc.(a)	2,305	24,249
VistaGen Therapeutics, Inc.(a)	12,322	32,777
Vor BioPharma, Inc.(a)	784	9,816
Werewolf Therapeutics, Inc.(a)	444	7,734
XBiotech, Inc.	868	14,062
Xencor, Inc.(a)	4,275	131,584
XOMA Corp.(a)	347	11,243
Y-mAbs Therapeutics, Inc.(a)	2,338	77,388
Zentalis Pharmaceuticals, Inc.(a)	2,175	115,732
ZIOPHARM Oncology, Inc.(a)(b)	13,238	30,050

		25,018,377

Building Products — 2.0%
A O Smith Corp.	9,298	653,928
AAON, Inc.	2,839	176,444
Advanced Drainage Systems, Inc.	4,023	491,168
Allegion plc	6,364	869,322
American Woodmark Corp.(a)	1,380	102,465
Apogee Enterprises, Inc.	2,211	87,710
Armstrong World Industries, Inc.	3,223	348,664
AZEK Co., Inc.(a)	8,110	294,961
Builders FirstSource, Inc.(a)	14,651	651,970
Caesarstone Ltd.	1,412	18,737
Carlisle Cos., Inc.	3,622	732,513
Cornerstone Building Brands, Inc.(a)	4,967	83,545
CSW Industrials, Inc.	908	107,407
Fortune Brands Home & Security, Inc.	9,800	955,206
Gibraltar Industries, Inc.(a)	2,225	166,163
Griffon Corp.	3,070	70,978
Insteel Industries, Inc.	1,302	50,557
JELD-WEN Holding, Inc.(a)	6,580	174,238
Lennox International, Inc.	2,390	787,338
Masonite International Corp.(a)	1,876	212,288
Owens Corning	7,443	715,719
PGT Innovations, Inc.(a)	4,849	109,490
Quanex Building Products Corp.	2,276	56,536
Resideo Technologies, Inc.(a)	9,820	289,690
Simpson Manufacturing Co., Inc.	3,128	351,838
Trex Co., Inc.(a)	8,227	798,842
UFP Industries, Inc.	4,360	323,774
View, Inc.(a)(b)	5,475	33,343

		9,714,834

Capital Markets — 2.4%
Affiliated Managers Group, Inc.	3,008	476,588
Ares Management Corp., Class A	9,826	703,640
Artisan Partners Asset Management, Inc., Class A	3,928	188,898
Assetmark Financial Holdings, Inc.(a)	1,375	35,888
Associated Capital Group, Inc., Class A	121	4,560
B. Riley Financial, Inc.	1,337	90,328
BGC Partners, Inc., Class A	22,781	121,878
Blucora, Inc.(a)	4,734	79,815
Brightsphere Investment Group, Inc.	3,880	96,961
Carlyle Group, Inc.	11,751	593,073
Cboe Global Markets, Inc.	7,566	896,344
Cohen & Steers, Inc.	1,711	142,372
Cowen, Inc., Class A	1,693	67,686
Diamond Hill Investment Group, Inc.	337	58,048
Donnelley Financial Solutions, Inc.(a)	1,944	62,616
Evercore, Inc., Class A	2,903	383,777

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
FactSet Research Systems, Inc.	2,691	$961,440
Federated Hermes, Inc.	6,362	206,383
Focus Financial Partners, Inc., Class A(a)	3,811	195,619
GAMCO Investors, Inc., Class A	288	7,759
GCM Grosvenor, Inc., Class A	2,150	21,414
Greenhill & Co., Inc.	1,057	16,933
Hamilton Lane, Inc., Class A	2,584	240,312
Houlihan Lokey, Inc.	3,535	314,968
Invesco Ltd.	23,941	583,682
Janus Henderson Group PLC	10,642	445,261
Jefferies Financial Group, Inc.	15,640	519,092
Lazard Ltd., Class A	6,968	328,890
LPL Financial Holdings, Inc.	5,716	806,185
Moelis & Co., Class A	4,564	270,417
Morningstar, Inc.	1,687	426,187
Open Lending Corp., Class A(a)(b)	7,065	268,470
Oppenheimer Holdings, Inc., Class A	680	30,566
Piper Sandler Cos	1,412	173,238
PJT Partners, Inc., Class A	1,618	126,479
Pzena Investment Management, Inc., Class A	1,161	13,293
Sculptor Capital Management, Inc.	1,455	33,785
SEI Investments Co.	7,885	479,408
StepStone Group, Inc., Class A	2,463	112,091
Stifel Financial Corp.	6,948	462,320
StoneX Group, Inc.(a)	1,158	74,726
Value Line, Inc.	72	2,304
Virtu Financial, Inc., Class A	6,380	164,221
Virtus Investment Partners, Inc.	499	137,789
WisdomTree Investments, Inc.	9,844	60,836

		11,486,540

Chemicals — 2.2%
AdvanSix, Inc.(a)	1,834	61,347
American Vanguard Corp.	1,787	29,503
Amyris, Inc.(a)(b)	11,375	165,848
Ashland Global Holdings, Inc.	3,866	328,881
Avient Corp.	6,128	297,331
Axalta Coating Systems Ltd.(a)	14,368	432,477
Balchem Corp.	2,187	295,004
Cabot Corp.	3,733	205,539
CF Industries Holdings, Inc.	15,336	724,626
Chase Corp.	662	77,143
Chemours Co.	11,916	396,207
Danimer Scientific, Inc.(a)	4,712	78,596
Diversey Holdings Ltd.(a)	3,203	53,426
Ecovyst, Inc.(a)	3,315	51,581
Element Solutions, Inc.	16,854	394,215
Ferro Corp.(a)	6,524	135,699
FutureFuel Corp.	1,853	15,751
GCP Applied Technologies, Inc.(a)	3,243	75,400
Hawkins, Inc.	1,158	42,047
HB Fuller Co.	3,746	242,067
Huntsman Corp.	15,096	398,685
Ingevity Corp.(a)	2,892	245,646
Innospec, Inc.	1,870	165,402
Intrepid Potash, Inc.(a)	619	18,756
Koppers Holdings, Inc.(a)	1,316	40,414
Kraton Corp.(a)	2,073	79,168
Kronos Worldwide, Inc.	1,507	20,962
Livent Corp.(a)	10,021	195,510
Marrone Bio Innovations, Inc.(a)(b)	6,604	8,255
Minerals Technologies, Inc.	2,516	201,834

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	24,780	$773,879
NewMarket Corp.	456	144,055
Olin Corp.	10,354	486,949
Orion Engineered Carbons SA(a)	4,001	72,338
PureCycle Technologies, Inc.(a)	2,139	31,679
Quaker Chemical Corp.(b)	912	229,587
Rayonier Advanced Materials, Inc.(a)	3,922	27,336
RPM International, Inc.	9,073	785,631
Scotts Miracle-Gro Co.	2,947	521,501
Sensient Technologies Corp.	3,020	263,284
Stepan Co.	1,482	174,802
Tredegar Corp.	1,634	21,356
Trinseo SA	2,655	144,326
Tronox Holdings PLC, Class A	9,030	166,423
Valhi, Inc.	183	4,509
Valvoline, Inc.	13,098	401,847
Westlake Chemical Corp.	2,257	187,150
WR Grace & Co.	4,159	289,466
Zymergen, Inc.(a)(b)	1,836	63,874

		10,267,312

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	4,598	213,761
ACCO Brands Corp.	6,172	55,178
ADT, Inc.	10,875	114,079
Brady Corp., Class A	3,202	175,085
BrightView Holdings, Inc.(a)(b)	4,270	68,448
Brink’s Co.	3,583	275,748
Casella Waste Systems, Inc., Class A(a)(b)	3,536	243,206
CECO Environmental Corp.(a)	2,022	14,235
Cimpress PLC(a)(b)	1,159	118,508
Clean Harbors, Inc.(a)	3,596	341,620
CoreCivic, Inc.(a)	7,903	81,243
Covanta Holding Corp.	9,080	182,508
Deluxe Corp.	2,891	126,915
Driven Brands Holdings, Inc.(a)	2,355	74,936
Ennis, Inc.	1,912	37,800
Harsco Corp.(a)	5,145	103,517
Healthcare Services Group, Inc.	5,087	132,771
Heritage-Crystal Clean, Inc.(a)	1,789	50,414
Herman Miller, Inc.	5,024	216,786
HNI Corp.	3,397	126,708
IAA, Inc.(a)	9,688	585,930
Interface, Inc.	3,907	56,339
KAR Auction Services, Inc.(a)	8,464	139,487
Kimball International, Inc., Class B	4,124	51,055
Matthews International Corp., Class A	2,080	71,968
Montrose Environmental Group Inc.(a)	1,534	82,361
MSA Safety, Inc.	2,638	433,898
NL Industries, Inc.	244	1,471
Pitney Bowes, Inc.	10,832	86,656
RR Donnelley & Sons Co.(a)	4,555	27,877
SP Plus Corp.(a)	1,600	52,464
Steelcase, Inc., Class A	5,860	80,575
Stericycle, Inc.(a)	6,588	464,783
Team, Inc.(a)(b)	1,914	11,809
Tetra Tech, Inc.	3,839	512,583
UniFirst Corp.	1,014	220,819
US Ecology, Inc.(a)	2,843	99,505

30	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Viad Corp.(a)	1,358	$62,264
VSE Corp.	681	34,084

		5,829,394

Communications Equipment — 1.0%
ADTRAN, Inc.	4,222	94,615
Aviat Networks, Inc.(a)	439	16,366
CalAmp Corp.(a)	2,231	27,062
Calix, Inc.(a)	3,733	174,630
Cambium Networks Corp.(a)	554	24,404
Casa Systems, Inc.(a)	2,392	17,964
Ciena Corp.(a)	11,042	641,982
Clearfield, Inc.(a)	706	30,725
CommScope Holding Co., Inc.(a)	15,293	323,600
Comtech Telecommunications Corp.	1,726	43,098
Digi International, Inc.(a)	2,202	45,537
DZS, Inc.(a)(b)	2,331	46,037
EchoStar Corp., Class A(a)	2,736	61,013
EMCORE Corp.(a)	2,359	20,618
Extreme Networks, Inc.(a)	8,192	90,194
F5 Networks, Inc.(a)	4,264	880,559
Harmonic, Inc.(a)	6,056	53,595
Infinera Corp.(a)	12,308	121,972
Inseego Corp.(a)	5,625	48,881
Juniper Networks, Inc.	23,337	656,703
KVH Industries, Inc.(a)	1,018	11,524
Lumentum Holdings, Inc.(a)	5,235	439,688
NETGEAR, Inc.(a)	2,004	68,637
NetScout Systems, Inc.(a)	4,698	135,114
Plantronics, Inc.(a)	2,251	70,209
Ribbon Communications, Inc.(a)	4,753	32,843
ViaSat, Inc.(a)(b)	4,248	210,871
Viavi Solutions, Inc.(a)	17,327	289,188

		4,677,629

Construction & Engineering — 1.1%
AECOM(a)	9,974	627,963
Ameresco, Inc., Class A(a)	2,099	143,845
API Group Corp.(a)(b)(d)	12,732	291,818
Arcosa, Inc.	3,732	204,364
Argan, Inc.	988	44,411
Comfort Systems USA, Inc.	2,748	205,413
Concrete Pumping Holdings, Inc.(a)	1,782	15,503
Construction Partners, Inc., Class A(a)(b)	1,905	63,970
Dycom Industries, Inc.(a)	2,032	141,021
EMCOR Group, Inc.	3,635	442,779
Fluor Corp.(a)	9,696	161,535
Granite Construction, Inc.	3,643	139,964
Great Lakes Dredge & Dock Corp.(a)	4,246	65,388
HC2 Holdings, Inc.(a)	2,755	10,138
IES Holdings, Inc.(a)	549	29,871
Infrastructure and Energy Alternatives, Inc.(a)	1,326	16,005
MasTec, Inc.(a)	4,060	410,994
Matrix Service Co.(a)	1,644	17,936
MYR Group, Inc.(a)	1,113	106,436
Northwest Pipe Co.(a)	587	16,677
NV5 Global, Inc.(a)	1,079	102,505
Primoris Services Corp.	3,642	108,896
Quanta Services, Inc.	9,809	891,638

Security	Shares	Value

Construction & Engineering (continued)
Sterling Construction Co., Inc.(a)	1,718	$37,727
Tutor Perini Corp.(a)(b)	2,825	39,748
Valmont Industries, Inc.	1,417	335,758
WillScot Mobile Mini Holdings Corp.(a)	12,859	369,182

		5,041,485

Construction Materials — 0.2%
Eagle Materials, Inc.	2,980	421,133
Forterra, Inc.(a)	1,997	47,109
Summit Materials, Inc., Class A(a)	8,646	290,506
United States Lime & Minerals, Inc.	103	14,317
US Concrete, Inc.(a)	1,091	79,436

		852,501

Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	357	15,522
Credit Acceptance Corp.(a)(b)	681	330,128
Curo Group Holdings Corp.	1,527	24,081
Encore Capital Group, Inc.(a)(b)	2,116	100,172
Enova International, Inc.(a)	3,032	100,329
Ezcorp, Inc., Class A(a)	3,073	17,578
FirstCash, Inc.	3,060	242,352
Green Dot Corp., Class A(a)	3,218	148,253
LendingClub Corp.(a)	6,643	162,089
LendingTree, Inc.(a)	791	154,419
Navient Corp.	13,120	268,042
Nelnet, Inc., Class A	1,142	85,993
OneMain Holdings, Inc.	6,231	380,091
Oportun Financial Corp.(a)	1,378	29,048
PRA Group, Inc.(a)	3,024	117,301
PROG Holdings, Inc.	4,593	201,036
Regional Management Corp.	1,032	53,385
Santander Consumer USA Holdings, Inc.	4,079	167,361
SLM Corp.	23,170	436,291
Upstart Holdings Inc.(a)	856	103,371
World Acceptance Corp.(a)	292	55,354

		3,192,196

Containers & Packaging — 1.4%
AptarGroup, Inc.	4,518	582,461
Ardagh Group SA	1,258	29,374
Avery Dennison Corp.	5,899	1,242,801
Berry Global Group, Inc.(a)	9,647	620,206
Crown Holdings, Inc.	9,265	924,276
Graphic Packaging Holding Co.	19,622	376,154
Greif, Inc., Class A	1,651	100,084
Greif, Inc., Class B	451	27,457
Myers Industries, Inc.	2,482	52,569
O-I Glass, Inc.(a)	10,774	159,347
Packaging Corp. of America	6,669	943,663
Pactiv Evergreen, Inc.	2,709	39,199
Ranpak Holdings Corp.(a)	2,256	57,799
Sealed Air Corp.	10,886	617,780
Silgan Holdings, Inc.	5,713	231,491
Sonoco Products Co.	7,248	462,350
UFP Technologies, Inc.(a)(b)	418	24,988

		6,491,999

Distributors — 0.3%
Core-Mark Holding Co., Inc.	3,611	155,418

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors (continued)
Funko, Inc., Class A(a)	1,796	$33,513
Greenlane Holdings, Inc., Class A(a)(b)	1,307	4,653
Pool Corp.	2,771	1,324,039

		1,517,623

Diversified Consumer Services — 1.0%
2U, Inc.(a)(b)	4,872	211,445
Adtalem Global Education, Inc.(a)	3,897	141,617
American Public Education, Inc.(a)	1,194	35,366
Bright Horizons Family Solutions, Inc.(a)	4,372	653,614
Carriage Services, Inc.	1,622	60,306
Chegg, Inc.(a)	10,036	889,491
Coursera, Inc.(a)	780	27,760
frontdoor, Inc.(a)	5,882	287,865
Graham Holdings Co., Class B	262	174,141
Grand Canyon Education, Inc.(a)(b)	3,139	289,949
H&R Block, Inc.	12,414	304,764
Houghton Mifflin Harcourt Co.(a)	8,789	99,491
Laureate Education, Inc., Class A(a)	6,983	103,418
OneSpaWorld Holdings Ltd.(a)	3,445	34,037
Perdoceo Education Corp.(a)	4,651	55,161
Regis Corp.(a)(b)	1,614	12,864
Service Corp. International	11,729	732,945
StoneMor, Inc.(a)	1,811	4,799
Strategic Education, Inc.	1,629	129,163
Stride, Inc.(a)(b)	2,699	82,751
Terminix Global Holdings, Inc.(a)	8,889	466,673
Vivint Smart Home, Inc.(a)(b)	6,381	78,295
WW International, Inc.(a)(b)	3,589	110,326

		4,986,241

Diversified Financial Services — 0.2%
Alerus Financial Corp.	903	25,239
A-Mark Precious Metals, Inc.	606	30,870
Banco Latinoamericano de Comercio Exterior SA, Class E	2,413	39,766
Cannae Holdings, Inc.(a)	6,571	218,486
Marlin Business Services Corp.	464	10,468
Voya Financial, Inc.	8,411	541,668

		866,497

Diversified Telecommunication Services — 0.3%
Anterix, Inc.(a)	714	41,640
ATN International, Inc.	786	33,837
Bandwidth, Inc., Class A(a)(b)	1,640	212,642
Cincinnati Bell, Inc.(a)	2,925	44,870
Cogent Communications Holdings, Inc.	2,899	224,991
Consolidated Communications Holdings, Inc.(a)	4,694	36,097
Globalstar, Inc.(a)(b)	39,424	54,405
IDT Corp., Class B(a)	1,380	68,724
Iridium Communications, Inc.(a)(b)	8,360	353,043
Liberty Latin America Ltd., Class A(a)	4,067	55,515
Liberty Latin America Ltd., Class C(a)	10,169	140,637
Ooma, Inc.(a)	1,534	28,456
ORBCOMM, Inc.(a)	4,934	55,705
Radius Global Infrastructure, Inc., Class A(a)	2,811	43,093

		1,393,655

Electric Utilities — 0.8%
ALLETE, Inc.	3,563	250,550
Hawaiian Electric Industries, Inc.	7,193	311,744
IDACORP, Inc.	3,624	382,151
MGE Energy, Inc.	2,426	189,519
NRG Energy, Inc.	17,332	714,772

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	13,824	$466,560
Otter Tail Corp.	2,845	144,497
Pinnacle West Capital Corp.	8,016	669,737
PNM Resources, Inc.	6,305	304,721
Portland General Electric Co.	6,361	311,053
Spark Energy, Inc., Class A	861	9,583

		3,754,887

Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,549	447,044
Advent Technologies Holdings, Inc.(a)(b)	1,028	8,008
Allied Motion Technologies, Inc.	645	21,227
American Superconductor Corp.(a)	1,758	24,700
Array Technologies, Inc.(a)	8,661	117,270
Atkore, Inc.(a)	3,188	239,451
AZZ, Inc.	2,075	109,954
Babcock & Wilcox Enterprises, Inc.(a)	3,578	25,618
Beam Global(a)(b)	566	17,303
Bloom Energy Corp., Class A(a)	9,450	206,010
ChargePoint Holdings, Inc.(a)(b)	9,876	233,567
Encore Wire Corp.	1,573	123,370
EnerSys	3,029	298,841
Eos Energy Enterprises, Inc.(a)(b)	1,125	17,460
FTC Solar, Inc.(a)	1,144	11,600
FuelCell Energy, Inc.(a)(b)	22,180	140,399
GrafTech International Ltd.	11,651	132,472
Hubbell, Inc.	3,844	770,568
nVent Electric PLC	12,323	389,530
Plug Power, Inc.(a)	35,701	973,923
Powell Industries, Inc.	551	16,029
Preformed Line Products Co.	205	14,047
Regal Beloit Corp.	2,729	401,791
Romeo Power, Inc.(a)(b)	2,693	18,986
Sensata Technologies Holding PLC(a)	11,119	651,796
Shoals Technologies Group, Inc., Class A(a)	7,315	212,793
Stem, Inc.(a)(b)	4,255	115,353
Sunrun, Inc.(a)(b)	14,208	752,598
Thermon Group Holdings, Inc.(a)	2,055	34,236
TPI Composites, Inc.(a)	2,447	95,776
Vertiv Holdings Co.	20,248	567,754
Vicor Corp.(a)	1,422	164,397

		7,353,871

Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.(a)	525	16,406
Advanced Energy Industries, Inc.	2,821	292,679
Aeva Technologies, Inc.(a)(b)	1,604	14,051
Akoustis Technologies, Inc.(a)(b)	3,037	29,398
Arlo Technologies, Inc.(a)	5,525	33,758
Arrow Electronics, Inc.(a)	5,196	616,090
Avnet, Inc.	6,770	279,736
Badger Meter, Inc.	2,223	224,590
Belden, Inc.	3,031	148,519
Benchmark Electronics, Inc.	2,367	62,489
Cognex Corp.	12,197	1,102,731
Coherent, Inc.(a)	1,768	434,822
CTS Corp.	2,114	73,969
Daktronics, Inc.(a)	2,403	14,682
ePlus, Inc.(a)	834	77,112
Fabrinet(a)	2,520	238,190
FARO Technologies, Inc.(a)	1,527	111,303
Identiv, Inc.(a)	1,309	21,311
II-VI, Inc.(a)(b)	7,448	519,945

32	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Insight Enterprises, Inc.(a)	2,508	$251,753
IPG Photonics Corp.(a)	2,588	564,598
Iteris, Inc.(a)(b)	2,835	17,662
Itron, Inc.(a)	3,169	312,527
Jabil, Inc.	10,419	620,347
Kimball Electronics, Inc.(a)	2,633	53,687
Knowles Corp.(a)	7,480	149,899
Littelfuse, Inc.	1,754	466,547
Luna Innovations, Inc.(a)	2,064	25,449
Methode Electronics, Inc.	2,945	140,859
MicroVision, Inc.(a)(b)	10,849	149,391
Napco Security Technologies, Inc.(a)	950	33,583
National Instruments Corp.	9,155	403,827
nLight, Inc.(a)	2,780	96,438
Novanta, Inc.(a)	2,384	334,737
OSI Systems, Inc.(a)	1,088	108,854
Ouster, Inc.(a)(b)	1,880	17,277
PAR Technology Corp.(a)	2,004	122,344
PC Connection, Inc.	673	32,008
Plexus Corp.(a)	1,940	175,221
Rogers Corp.(a)	1,269	241,871
Sanmina Corp.(a)	4,377	168,164
ScanSource, Inc.(a)	1,642	45,303
SYNNEX Corp.	2,923	349,415
TTM Technologies, Inc.(a)	7,047	98,588
Velodyne Lidar, Inc.(a)(b)	4,595	36,806
Vishay Intertechnology, Inc.	9,055	200,387
Vishay Precision Group, Inc.(a)	1,349	49,009
Vontier Corp.	12,256	396,482

		9,974,814

Energy Equipment & Services — 0.4%
Archrock, Inc.	11,746	101,133
Aspen Aerogels, Inc.(a)(b)	1,443	54,329
Bristow Group, Inc.(a)	470	12,211
Cactus, Inc., Class A	3,607	129,996
ChampionX Corp.(a)	14,121	328,172
DMC Global, Inc.(a)	1,199	52,480
Dril-Quip, Inc.(a)	2,359	67,420
Frank’s International NV(a)	11,062	30,420
FTS International, Inc., Class A(a)	539	10,532
Helix Energy Solutions Group, Inc.(a)	9,371	38,890
Helmerich & Payne, Inc.	7,579	217,290
Liberty Oilfield Services, Inc., Class A(a)	5,701	58,093
Nabors Industries Ltd.(a)	479	41,917
National Energy Services Reunited Corp.(a)	1,874	24,175
Newpark Resources, Inc.(a)	5,916	19,109
NexTier Oilfield Solutions, Inc.(a)	11,147	42,582
NOV, Inc.(a)	29,347	405,282
Oceaneering International, Inc.(a)	6,657	88,272
Oil States International, Inc.(a)	4,122	23,330
Patterson-UTI Energy, Inc.	12,933	103,723
ProPetro Holding Corp.(a)	5,535	41,789
RPC, Inc.(a)	4,756	19,975
Select Energy Services, Inc., Class A(a)	3,726	22,170
Solaris Oilfield Infrastructure, Inc., Class A	2,026	17,626
TETRA Technologies, Inc.(a)	7,821	24,167
Tidewater, Inc.(a)	2,717	30,756
U.S. Silica Holdings, Inc.(a)	4,859	49,076

		2,054,915

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	28,775	1,065,251

Security	Shares	Value

Entertainment (continued)
Chicken Soup For The Soul Entertainment, Inc.(a)	734	$26,336
Cinemark Holdings, Inc.(a)	7,381	114,627
CuriosityStream, Inc.(a)(b)	1,667	18,320
Eros STX Global Corp.(a)	20,302	22,129
IMAX Corp.(a)	4,735	76,423
Liberty Media Corp.-Liberty Braves, Class A(a)	524	13,907
Liberty Media Corp.-Liberty Braves, Class C(a)	2,493	65,940
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,688	69,985
Liberty Media Corp.-Liberty Formula One, Class C(a)	14,515	681,189
Lions Gate Entertainment Corp., Class A(a)(b)	4,068	61,142
Lions Gate Entertainment Corp., Class B(a)	7,698	102,845
LiveXLive Media, Inc.(a)(b)	3,900	13,806
Madison Square Garden Entertainment Corp.(a)	1,618	113,195
Madison Square Garden Sports Corp.(a)	1,437	233,857
Marcus Corp.(a)	1,514	24,330
Playtika Holding Corp.(a)	5,212	115,863
Skillz, Inc.(a)(b)	20,188	284,247
World Wrestling Entertainment, Inc., Class A	3,038	150,016
Zynga, Inc., Class A(a)(b)	71,288	720,009

		3,973,417

Equity Real Estate Investment Trusts (REITs) — 7.8%
Acadia Realty Trust	5,755	123,157
Agree Realty Corp.	4,501	338,250
Alexander & Baldwin, Inc.	6,312	126,366
Alexander’s, Inc.	134	37,365
American Assets Trust, Inc.	3,981	147,018
American Campus Communities, Inc.	9,475	476,687
American Finance Trust, Inc.	9,666	81,871
American Homes 4 Rent, Class A	19,531	820,302
Americold Realty Trust	17,909	695,765
Apartment Income REIT Corp.	11,204	589,779
Apartment Investment and Management Co., Class A	9,897	68,883
Apple Hospitality REIT, Inc.	15,187	227,046
Armada Hoffler Properties, Inc.	3,840	49,920
Ashford Hospitality Trust, Inc.(a)	711	11,518
Braemar Hotels & Resorts, Inc.(a)	2,829	14,428
Brandywine Realty Trust	11,304	157,804
Brixmor Property Group, Inc.	21,274	489,727
Broadstone Net Lease, Inc.	9,626	250,469
BRT Apartments Corp.	862	15,145
Camden Property Trust	6,676	997,328
CareTrust REIT, Inc.	5,738	138,401
Catchmark Timber Trust, Inc., Class A	3,422	40,003
Centerspace	867	78,030
Chatham Lodging Trust(a)	5,191	63,745
City Office REIT, Inc.	2,726	35,084
Clipper Realty, Inc.	722	6,007
Columbia Property Trust, Inc.	7,627	127,142
Community Healthcare Trust, Inc.	2,048	102,052
CorePoint Lodging, Inc.(a)	4,223	56,757
CoreSite Realty Corp.	3,069	424,166
Corporate Office Properties Trust	8,102	238,523
Cousins Properties, Inc.	10,087	400,656
CTO Realty Growth, Inc.	415	23,319
CubeSmart	14,299	710,088
CyrusOne, Inc.	8,698	619,906
DiamondRock Hospitality Co.(a)	12,470	107,367
DigitalBridge Group, Inc.(a)	35,857	249,565
Diversified Healthcare Trust	15,842	61,784
Douglas Emmett, Inc.	12,008	401,067
Easterly Government Properties, Inc.	5,827	132,273
EastGroup Properties, Inc.	2,803	493,945

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Empire State Realty Trust, Inc., Class A	9,433	$107,819
EPR Properties	5,046	253,814
Equity Commonwealth	7,935	208,611
Equity LifeStyle Properties, Inc.	12,236	1,025,377
Essential Properties Realty Trust, Inc.	7,948	236,850
Farmland Partners, Inc.	1,772	22,327
Federal Realty Investment Trust	5,509	647,473
First Industrial Realty Trust, Inc.	9,060	496,307
Four Corners Property Trust, Inc.	4,980	142,976
Franklin Street Properties Corp.	6,638	34,650
Gaming and Leisure Properties, Inc.	15,762	746,173
Geo Group, Inc.	7,298	50,502
Getty Realty Corp.	2,609	82,418
Gladstone Commercial Corp.	3,405	78,928
Gladstone Land Corp.	2,642	61,611
Global Medical REIT, Inc.	5,068	78,858
Global Net Lease, Inc.	7,630	140,926
Healthcare Realty Trust, Inc.	10,235	326,292
Healthcare Trust of America, Inc., Class A	15,597	445,918
Hersha Hospitality Trust(a)	2,133	20,072
Highwoods Properties, Inc.	7,363	351,141
Host Hotels & Resorts, Inc.(a)	49,853	794,158
Hudson Pacific Properties, Inc.	9,979	272,028
Independence Realty Trust, Inc.	6,885	132,743
Indus Realty Trust, Inc.	333	22,494
Industrial Logistics Properties Trust	4,415	119,646
Innovative Industrial Properties, Inc.	1,661	357,098
Iron Mountain, Inc.	20,322	889,291
iStar, Inc.	4,724	114,463
JBG SMITH Properties	8,515	277,844
Kilroy Realty Corp.	8,229	570,023
Kimco Realty Corp.	29,444	628,041
Kite Realty Group Trust	6,719	135,455
Lamar Advertising Co., Class A	6,128	653,245
Lexington Realty Trust	18,559	244,051
Life Storage, Inc.	5,422	636,326
LTC Properties, Inc.	3,093	117,070
Macerich Co.	13,423	218,795
Mack-Cali Realty Corp.	5,817	104,706
Medical Properties Trust, Inc.	41,293	868,392
Monmouth Real Estate Investment Corp.	7,849	149,445
National Health Investors, Inc.	2,962	202,097
National Retail Properties, Inc.	12,547	613,172
National Storage Affiliates Trust	5,628	304,869
NETSTREIT Corp.	2,560	66,432
New Senior Investment Group, Inc.	5,636	51,964
NexPoint Residential Trust, Inc.	1,450	85,477
Office Properties Income Trust	3,225	93,460
Omega Healthcare Investors, Inc.	16,905	613,313
One Liberty Properties, Inc.	1,163	35,576
Outfront Media, Inc.(a)	9,831	234,863
Paramount Group, Inc.	14,766	144,116
Park Hotels & Resorts, Inc.(a)	16,583	306,785
Pebblebrook Hotel Trust	9,430	212,081
Physicians Realty Trust	14,530	275,343
Piedmont Office Realty Trust, Inc., Class A	9,445	179,644
Plymouth Industrial REIT, Inc.	2,970	68,548
Postal Realty Trust, Inc., Class A	763	14,665
PotlatchDeltic Corp.	4,702	244,222
Preferred Apartment Communities, Inc., Class A	3,343	35,235
PS Business Parks, Inc.	1,510	232,042
QTS Realty Trust, Inc., Class A	4,973	386,452

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Rayonier, Inc.	10,040	$378,608
Regency Centers Corp.	12,058	788,714
Retail Opportunity Investments Corp.	8,849	156,362
Retail Properties of America, Inc., Class A	15,802	199,263
Retail Value, Inc.	1,169	28,570
Rexford Industrial Realty, Inc.	9,535	586,593
RLJ Lodging Trust	12,107	173,735
RPT Realty	5,411	68,936
Ryman Hospitality Properties, Inc.(a)	3,947	302,735
Sabra Health Care REIT, Inc.	15,794	293,610
Safehold, Inc.(b)	1,169	105,584
Saul Centers, Inc.	846	38,578
Seritage Growth Properties, Class A(a)	2,386	37,866
Service Properties Trust	10,815	120,371
SITE Centers Corp.	12,688	201,232
SL Green Realty Corp.	5,071	377,587
Spirit Realty Capital, Inc.	8,044	403,970
STAG Industrial, Inc.	10,868	449,066
STORE Capital Corp.	17,523	634,157
Summit Hotel Properties, Inc.(a)	9,510	85,685
Sunstone Hotel Investors, Inc.(a)	15,889	183,359
Tanger Factory Outlet Centers, Inc.	6,549	112,446
Terreno Realty Corp.	4,785	327,103
UMH Properties, Inc.	2,620	60,994
Uniti Group, Inc.	13,283	155,544
Universal Health Realty Income Trust	901	53,835
Urban Edge Properties	7,624	144,856
Urstadt Biddle Properties, Inc., Class A	2,994	57,096
VEREIT, Inc.	16,362	801,247
VICI Properties, Inc.	38,254	1,193,142
Vornado Realty Trust	12,513	544,315
Washington Real Estate Investment Trust	5,637	136,923
Weingarten Realty Investors	8,860	285,203
Whitestone REIT	2,346	20,762
Xenia Hotels & Resorts, Inc.(a)	7,751	137,038

		37,138,506

Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A(b)	10,570	228,312
Andersons, Inc.	2,054	54,842
BJ’s Wholesale Club Holdings, Inc.(a)	9,767	494,601
Casey’s General Stores, Inc.	2,663	526,502
Chefs’ Warehouse, Inc.(a)	2,080	60,154
Grocery Outlet Holding Corp.(a)	6,684	221,374
HF Foods Group, Inc.(a)(b)	2,066	10,681
Ingles Markets, Inc., Class A	1,325	79,182
MedAvail Holdings, Inc.(a)	687	5,798
Natural Grocers by Vitamin Cottage, Inc.	452	5,053
Performance Food Group Co.(a)	9,096	416,779
PriceSmart, Inc.	1,874	168,173
Rite Aid Corp.(a)(b)	3,625	55,100
SpartanNash Co.	2,462	47,886
Sprouts Farmers Market, Inc.(a)(b)	8,117	199,516
United Natural Foods, Inc.(a)	3,811	126,220
US Foods Holding Corp.(a)	15,991	549,131
Village Super Market, Inc., Class A	548	12,357
Weis Markets, Inc.	1,071	56,388

		3,318,049

Food Products — 1.4%
AppHarvest, Inc.(a)(b)	3,116	37,143
B&G Foods, Inc.	4,378	125,736
Beyond Meat, Inc.(a)(b)	4,108	504,052
Bunge Ltd.	9,845	764,267

34	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Calavo Growers, Inc.	1,244	$70,087
Cal-Maine Foods, Inc.(b)	2,349	81,957
Darling Ingredients, Inc.(a)	11,567	798,933
Flowers Foods, Inc.	13,981	329,392
Fresh Del Monte Produce, Inc.	2,219	68,478
Freshpet, Inc.(a)	2,829	414,307
Hain Celestial Group, Inc.(a)	5,789	231,039
Hostess Brands, Inc.(a)(b)	10,705	172,243
Ingredion, Inc.	4,656	408,843
J&J Snack Foods Corp.	1,016	167,010
John B Sanfilippo & Son, Inc.	855	78,968
Laird Superfood, Inc.(a)(b)	384	10,714
Lamb Weston Holdings, Inc.	10,425	696,077
Lancaster Colony Corp.	1,301	257,429
Landec Corp.(a)	1,554	17,001
Limoneira Co.	1,018	18,232
Mission Produce, Inc.(a)	2,362	45,752
Pilgrim’s Pride Corp.(a)	3,150	69,772
Post Holdings, Inc.(a)(b)	4,297	439,755
Sanderson Farms, Inc.	1,500	280,260
Seaboard Corp.	16	65,760
Seneca Foods Corp., Class A(a)	468	25,618
Simply Good Foods Co.(a)	5,795	217,197
Tattooed Chef, Inc.(a)(b)	3,302	65,115
Tootsie Roll Industries, Inc.	1,118	38,448
TreeHouse Foods, Inc.(a)	3,570	158,508
Utz Brands, Inc.	4,070	92,145
Vital Farms, Inc.(a)(b)	1,638	28,518
Whole Earth Brands, Inc.(a)	2,367	30,440

		6,809,196

Gas Utilities — 0.6%
Brookfield Infrastructure Corp., Class A	2,488	161,123
Chesapeake Utilities Corp.	1,336	166,452
National Fuel Gas Co.	6,166	317,117
New Jersey Resources Corp.	6,561	252,730
Northwest Natural Holding Co.	2,111	110,384
ONE Gas, Inc.	3,888	286,857
South Jersey Industries, Inc.	7,018	176,643
Southwest Gas Holdings, Inc.	3,907	273,216
Spire, Inc.	3,423	242,862
UGI Corp.	14,829	681,986

		2,669,370

Health Care Equipment & Supplies — 2.6%
Accelerate Diagnostics, Inc.(a)(b)	2,013	15,017
Accuray, Inc.(a)(b)	6,238	25,576
Acutus Medical, Inc.(a)	1,127	17,356
Alphatec Holdings, Inc.(a)	6,123	90,253
AngioDynamics, Inc.(a)	2,477	65,962
Apyx Medical Corp.(a)	2,142	19,278
Asensus Surgical, Inc.(a)(b)	15,224	35,624
Aspira Women’s Health, Inc.(a)(b)	4,946	22,158
AtriCure, Inc.(a)	3,049	257,518
Atrion Corp.	88	55,347
Avanos Medical, Inc.(a)	3,182	120,725
Axogen, Inc.(a)	2,518	51,292
Axonics, Inc.(a)	2,841	193,046
BioLife Solutions, Inc.(a)	1,592	74,665
Bioventus, Inc., Class A(a)	600	9,354
Butterfly Network, Inc.(a)	2,118	22,747
Cardiovascular Systems, Inc.(a)	3,160	127,316
Cerus Corp.(a)(b)	15,908	80,176

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ClearPoint Neuro, Inc.(a)	1,197	$26,609
CONMED Corp.	2,052	283,053
CryoLife, Inc.(a)	2,506	67,662
CryoPort, Inc.(a)	2,763	170,532
Cutera, Inc.(a)	1,152	59,846
CytoSorbents Corp.(a)	2,566	19,527
DarioHealth Corp.(a)	859	12,748
Eargo, Inc.(a)	1,255	45,180
Envista Holdings Corp.(a)	11,657	502,184
Glaukos Corp.(a)	3,198	163,098
Globus Medical, Inc., Class A(a)	5,537	460,512
Haemonetics Corp.(a)	3,423	208,084
Heska Corp.(a)	712	171,378
Hill-Rom Holdings, Inc.	4,736	655,747
ICU Medical, Inc.(a)	1,355	275,458
Inari Medical, Inc.(a)	2,435	218,639
Inogen, Inc.(a)	1,307	104,259
Integer Holdings Corp.(a)	2,226	217,903
Integra LifeSciences Holdings Corp.(a)	5,035	364,484
Intersect ENT, Inc.(a)	2,296	53,612
Invacare Corp.(a)	5,373	38,847
iRadimed Corp.(a)	385	12,959
iRhythm Technologies, Inc.(a)	2,016	103,058
Lantheus Holdings, Inc.(a)	5,316	139,120
LeMaitre Vascular, Inc.	1,643	89,478
LivaNova PLC(a)	3,347	288,846
Masimo Corp.(a)	3,553	967,802
Meridian Bioscience, Inc.(a)	2,898	59,409
Merit Medical Systems, Inc.(a)	3,699	259,263
Mesa Laboratories, Inc.	330	97,188
Misonix, Inc.(a)	828	21,975
Natus Medical, Inc.(a)	3,168	84,586
Neogen Corp.(a)	7,456	324,783
Neuronetics, Inc.(a)	1,609	21,335
NeuroPace, Inc.(a)	410	8,733
Nevro Corp.(a)	2,393	370,915
NuVasive, Inc.(a)	3,890	248,765
OraSure Technologies, Inc.(a)	4,505	53,114
Ortho Clinical Diagnostics Holdings PLC(a)	5,996	134,730
Orthofix Medical, Inc.(a)	1,696	67,399
OrthoPediatrics Corp.(a)	930	58,441
Outset Medical, Inc.(a)	3,698	151,470
PAVmed, Inc.(a)	4,402	30,242
Penumbra, Inc.(a)	2,407	640,816
Pulmonx Corp.(a)	2,238	88,759
Pulse Biosciences, Inc.(a)	886	18,163
Quidel Corp.(a)	2,729	386,072
Quotient Ltd.(a)	5,519	18,820
Retractable Technologies, Inc.(a)(b)	1,180	13,889
SeaSpine Holdings Corp.(a)	2,063	40,414
Senseonics Holdings, Inc.(a)(b)	27,179	83,439
Shockwave Medical, Inc.(a)	2,449	445,718
SI-BONE, Inc.(a)	2,887	87,592
Sientra, Inc.(a)	3,867	31,903
Silk Road Medical, Inc.(a)	2,209	110,848
Soliton, Inc.(a)	617	13,531
STAAR Surgical Co.(a)	3,382	432,625
Stereotaxis, Inc.(a)	3,223	29,361
Surmodics, Inc.(a)	1,320	72,745
Tactile Systems Technology, Inc.(a)	1,751	85,764
Talis Biomedical Corp.(a)	936	9,641
Tandem Diabetes Care, Inc.(a)	4,246	461,413

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
TransMedics Group, Inc.(a)	1,708	$48,712
Treace Medical Concepts, Inc.(a)	689	20,849
Utah Medical Products, Inc.	201	17,969
Vapotherm, Inc.(a)	1,488	38,480
Varex Imaging Corp.(a)	2,519	68,769
ViewRay, Inc.(a)	8,895	59,063
Zynex, Inc.(a)(b)	1,149	15,960

		12,337,698

Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.(a)	8,241	222,837
Acadia Healthcare Co., Inc.(a)	6,454	398,341
Accolade, Inc.(a)	3,663	171,465
AdaptHealth Corp.(a)	5,364	120,100
Addus HomeCare Corp.(a)	1,294	112,306
Agiliti, Inc.(a)	1,417	27,759
Agilon Health, Inc.(a)(b)	3,931	144,621
Alignment Healthcare, Inc.(a)	1,625	33,849
Amedisys, Inc.(a)	2,299	599,165
AMN Healthcare Services, Inc.(a)	3,431	345,021
Apollo Medical Holdings, Inc.(a)	2,694	238,069
Apria, Inc.(a)	564	17,783
Aveanna Healthcare Holdings, Inc.(a)	2,434	25,168
Biodesix, Inc.(a)	817	7,672
Brookdale Senior Living, Inc.(a)	12,238	92,030
Castle Biosciences, Inc.(a)	1,462	102,121
Chemed Corp.	1,110	528,382
Community Health Systems, Inc.(a)	8,439	112,407
CorVel Corp.(a)	764	107,586
Covetrus, Inc.(a)	7,057	179,671
Cross Country Healthcare, Inc.(a)	2,424	39,802
Encompass Health Corp.	7,060	587,745
Ensign Group, Inc.	3,688	313,738
Exagen, Inc.(a)	640	7,629
Fulgent Genetics, Inc.(a)	1,387	127,951
Guardant Health, Inc.(a)	6,455	708,759
Hanger, Inc.(a)	2,498	61,301
HealthEquity, Inc.(a)	5,875	434,632
Henry Schein, Inc.(a)	10,004	801,821
InfuSystem Holdings, Inc.(a)	1,139	20,787
Innovage Holding Corp.(a)	1,143	19,271
Joint Corp.(a)	934	73,777
LHC Group, Inc.(a)	2,181	469,308
Magellan Health, Inc.(a)	1,677	158,175
MEDNAX, Inc.(a)	5,210	151,715
ModivCare, Inc.(a)	845	143,650
Molina Healthcare, Inc.(a)	4,081	1,114,154
National HealthCare Corp.	886	68,798
National Research Corp.	840	44,335
Ontrak, Inc.(a)(b)	623	16,827
Option Care Health, Inc.(a)	7,480	154,986
Owens & Minor, Inc.	4,947	228,799
Patterson Cos., Inc.	5,879	183,013
Pennant Group, Inc.(a)	1,696	58,037
PetIQ, Inc.(a)	1,720	60,819
Premier, Inc., Class A	8,286	295,313
Privia Health Group, Inc.(a)	1,259	52,249
Progyny, Inc.(a)	4,480	249,491
R1 RCM, Inc.(a)	8,882	190,164
RadNet, Inc.(a)	2,925	107,464
Select Medical Holdings Corp.	7,471	294,731
Sharps Compliance Corp.(a)(b)	815	8,134

Security	Shares	Value

Health Care Providers & Services (continued)
Signify Health, Inc., Class A(a)(b)	1,467	$38,611
SOC Telemed, Inc.(a)	2,538	11,649
Surgery Partners, Inc.(a)	2,155	117,577
Tenet Healthcare Corp.(a)	7,610	546,702
Tivity Health, Inc.(a)	2,881	72,255
Triple-S Management Corp., Class B(a)	1,675	40,753
U.S. Physical Therapy, Inc.	1,014	119,814
Viemed Healthcare, Inc.(a)	2,309	16,071

		11,797,160

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(a)	10,906	186,274
American Well Corp., Class A(a)(b)	13,315	155,120
Castlight Health, Inc., Class B(a)	7,423	17,296
Certara, Inc.(a)	2,245	61,086
Change Healthcare, Inc.(a)	17,974	390,216
Computer Programs & Systems, Inc.	1,686	53,227
Evolent Health, Inc., Class A(a)	5,151	118,164
Forian, Inc.(a)	1,131	12,079
Health Catalyst, Inc.(a)(b)	3,283	190,611
HealthStream, Inc.(a)	1,675	48,927
Icad, Inc.(a)	1,423	20,861
Inovalon Holdings, Inc., Class A(a)	5,129	194,286
Inspire Medical Systems, Inc.(a)	1,961	359,177
Multiplan Corp.(a)(b)	27,157	218,614
NantHealth, Inc.(a)(b)	1,522	3,044
NextGen Healthcare, Inc.(a)	5,201	84,360
Omnicell, Inc.(a)	2,915	427,047
OptimizeRx Corp.(a)	1,095	60,521
Phreesia, Inc.(a)	2,814	192,337
Schrodinger, Inc./United States(a)(b)	3,425	231,770
Simulations Plus, Inc.	1,015	47,898
Tabula Rasa HealthCare, Inc.(a)	1,489	63,967
Vocera Communications, Inc.(a)(b)	2,272	95,333

		3,232,215

Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc.(a)	3,468	38,356
Aramark	16,642	584,634
Bally’s Corp.(a)	2,229	109,778
Biglari Holdings, Inc., Class B(a)	53	8,716
BJ’s Restaurants, Inc.(a)	2,100	85,218
Bloomin’ Brands, Inc.(a)	6,029	151,509
Bluegreen Vacations Holding Corp.(a)	727	12,584
Boyd Gaming Corp.(a)	6,160	351,120
Brinker International, Inc.(a)	3,077	167,204
Carrols Restaurant Group, Inc.(a)	2,399	11,779
Century Casinos, Inc.(a)	1,954	21,904
Cheesecake Factory, Inc.(a)	3,244	146,824
Choice Hotels International, Inc.	2,336	280,086
Churchill Downs, Inc.	2,670	496,086
Chuy’s Holdings, Inc.(a)	1,332	43,956
Cracker Barrel Old Country Store, Inc.	1,604	218,433
Dave & Buster’s Entertainment, Inc.(a)	2,971	98,875
Del Taco Restaurants, Inc.	4,569	38,882
Denny’s Corp.(a)(b)	5,418	76,231
Dine Brands Global, Inc.(a)	1,073	83,125
Drive Shack, Inc.(a)	5,256	13,245
El Pollo Loco Holdings, Inc.(a)	1,165	21,681
Esports Technologies, Inc.(a)(b)	209	4,753
Everi Holdings, Inc.(a)	5,501	124,818
Fiesta Restaurant Group, Inc.(a)	1,171	15,680
Full House Resorts, Inc.(a)	2,082	17,218

36	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
GAN Ltd.(a)(b)	2,624	$40,147
Golden Entertainment, Inc.(a)	1,123	51,108
Golden Nugget Online Gaming, Inc.(a)	2,050	23,493
Hall of Fame Resort & Entertainment Co.(a)	3,525	10,434
Hilton Grand Vacations, Inc.(a)	6,142	249,795
Hyatt Hotels Corp., Class A(a)	2,686	214,531
International Game Technology PLC(a)	6,811	127,706
Jack in the Box, Inc.	1,561	169,931
Kura Sushi USA, Inc., Class A(a)	244	11,863
Lindblad Expeditions Holdings, Inc.(a)	1,903	26,052
Marriott Vacations Worldwide Corp.(a)	3,080	453,900
Monarch Casino & Resort, Inc.(a)(b)	1,220	77,897
Nathan’s Famous, Inc.	139	8,931
NEOGAMES SA(a)	376	18,142
Noodles & Co.(a)(b)	4,594	54,852
Norwegian Cruise Line Holdings Ltd.(a)(b)	26,671	640,904
ONE Group Hospitality, Inc.(a)	1,228	11,236
Papa John’s International, Inc.	2,235	255,058
Penn National Gaming, Inc.(a)(b)	11,176	764,215
Planet Fitness, Inc., Class A(a)	5,756	433,024
PlayAGS, Inc.(a)	1,936	15,023
RCI Hospitality Holdings, Inc.	587	36,840
Red Robin Gourmet Burgers, Inc.(a)	1,082	28,381
Red Rock Resorts, Inc., Class A(a)	4,177	164,574
Rush Street Interactive, Inc.(a)(b)	3,370	33,195
Ruth’s Hospitality Group, Inc.(a)	2,288	45,691
Scientific Games Corp., Class A(a)	6,911	426,478
SeaWorld Entertainment, Inc.(a)	3,796	179,968
Shake Shack, Inc., Class A(a)	2,533	254,668
Six Flags Entertainment Corp.(a)	5,302	220,298
Target Hospitality Corp.(a)	1,352	4,840
Texas Roadhouse, Inc.	4,844	446,472
Travel + Leisure Co.	6,345	328,671
Vail Resorts, Inc.(a)	2,862	873,482
Wendy’s Co.	12,085	280,493
Wingstop, Inc.	2,151	368,488
Wyndham Hotels & Resorts, Inc.	6,321	455,491

		11,028,967

Household Durables — 1.8%
Aterian, Inc.(a)	1,292	11,667
Bassett Furniture Industries, Inc.	589	13,417
Beazer Homes USA, Inc.(a)	1,948	35,570
Casper Sleep, Inc.(a)	2,035	14,062
Cavco Industries, Inc.(a)	617	144,995
Century Communities, Inc.	2,050	142,373
Ethan Allen Interiors, Inc.	1,559	37,057
Flexsteel Industries, Inc.	414	14,283
GoPro, Inc., Class A(a)	8,592	87,982
Green Brick Partners, Inc.(a)	2,031	50,917
Hamilton Beach Brands Holding Co., Class A	434	8,111
Helen of Troy Ltd.(a)(b)	1,749	390,709
Hooker Furniture Corp.	737	24,461
Hovnanian Enterprises, Inc., Class A(a)	330	34,449
Installed Building Products, Inc.	1,610	193,200
iRobot Corp.(a)	1,901	166,337
KB Home	6,036	256,168
La-Z-Boy, Inc.	3,559	119,511
Legacy Housing Corp.(a)	600	10,584
Leggett & Platt, Inc.	9,625	462,289
LGI Homes, Inc.(a)(b)	1,635	279,421
Lifetime Brands, Inc.	937	14,121

Security	Shares	Value

Household Durables (continued)
Lovesac Co.(a)(b)	838	$50,867
M/I Homes, Inc.(a)	1,873	121,202
MDC Holdings, Inc.	4,235	225,810
Meritage Homes Corp.(a)	2,742	297,726
Mohawk Industries, Inc.(a)	4,043	787,981
Newell Brands, Inc.	27,217	673,621
PulteGroup, Inc.	18,545	1,017,564
Purple Innovation, Inc.(a)	3,472	91,452
Skyline Champion Corp.(a)	3,984	224,698
Sonos, Inc.(a)	8,174	272,848
Taylor Morrison Home Corp.(a)	9,673	259,430
Tempur Sealy International, Inc.	13,129	568,092
Toll Brothers, Inc.	7,751	459,402
TopBuild Corp.(a)	2,362	478,754
Tri Pointe Homes, Inc.(a)	8,644	208,493
Tupperware Brands Corp.(a)	3,418	71,402
Universal Electronics, Inc.(a)	894	41,786
VOXX International Corp.(a)	1,092	12,471
Vuzix Corp.(a)(b)	3,837	56,788

		8,432,071

Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	788	38,053
Central Garden & Pet Co., Class A(a)	2,682	116,157
Energizer Holdings, Inc.	4,676	200,367
Oil-Dri Corp. of America	264	9,390
Reynolds Consumer Products Inc.	3,706	105,436
Spectrum Brands Holdings, Inc.	2,858	249,646
WD-40 Co.	1,024	248,822

		967,871

Independent Power and Renewable Electricity Producers — 0.4%
Brookfield Renewable Corp., Class A	9,281	393,886
Clearway Energy, Inc., Class A	2,460	66,297
Clearway Energy, Inc., Class C	5,470	156,880
Ormat Technologies, Inc.	3,075	214,450
Sunnova Energy International, Inc.(a)(b)	5,820	221,742
Vistra Corp.	34,303	656,902

		1,710,157

Industrial Conglomerates — 0.0%
Raven Industries, Inc.	2,439	142,072

Insurance — 3.1%
Alleghany Corp.(a)	981	650,501
Ambac Financial Group, Inc.(a)	3,051	44,301
American Equity Investment Life Holding Co.	5,796	185,994
American Financial Group, Inc.	4,891	618,663
American National Group, Inc.	498	82,160
AMERISAFE, Inc.	1,320	75,504
Argo Group International Holdings Ltd.	2,546	132,723
Assurant, Inc.	4,296	677,952
Assured Guaranty Ltd.	4,734	226,333
Athene Holding Ltd., Class A(a)	8,312	537,121
Axis Capital Holdings Ltd.	5,812	295,656
Brighthouse Financial, Inc.(a)	6,527	281,053
Brown & Brown, Inc.	16,719	909,514
BRP Group, Inc., Class A(a)	3,048	83,088
Citizens, Inc.(a)	3,245	17,393
CNO Financial Group, Inc.	9,138	208,712
Crawford & Co., Class A	1,123	11,870
Donegal Group, Inc., Class A	1,267	19,600
eHealth, Inc.(a)	1,691	87,949
Employers Holdings, Inc.	1,304	54,142

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Enstar Group Ltd.(a)	1,018	$261,646
Erie Indemnity Co., Class A	1,720	318,011
Everest Re Group Ltd.	2,860	723,094
First American Financial Corp.	7,266	489,074
Genworth Financial, Inc., Class A(a)	33,748	112,718
Globe Life, Inc.	7,259	675,885
GoHealth, Inc., Class A(a)	3,145	27,676
Goosehead Insurance, Inc., Class A	1,204	144,709
Greenlight Capital Re Ltd., Class A(a)	2,446	21,525
Hanover Insurance Group, Inc.	2,519	342,332
HCI Group, Inc.	376	37,780
Heritage Insurance Holdings, Inc.	1,645	12,074
Horace Mann Educators Corp.	2,534	100,879
Independence Holding Co.	253	11,319
Investors Title Co.	73	12,157
James River Group Holdings Ltd.	2,003	72,869
Kemper Corp.	4,501	297,111
Kinsale Capital Group, Inc.	1,464	261,536
Lemonade, Inc.(a)(b)	2,883	250,994
Maiden Holdings Ltd.(a)	4,289	14,497
MBIA, Inc.(a)(b)	2,986	38,967
Mercury General Corp.	2,120	128,960
MetroMile, Inc.(a)(b)	2,375	16,839
National Western Life Group, Inc., Class A	157	32,639
NI Holdings, Inc.(a)(b)	788	15,579
Old Republic International Corp.	20,726	511,103
Palomar Holdings, Inc.(a)	1,681	136,884
Primerica, Inc.	2,699	394,648
ProAssurance Corp.	2,856	57,920
ProSight Global, Inc.(a)(b)	486	6,201
Reinsurance Group of America, Inc.	4,872	536,797
RenaissanceRe Holdings Ltd.	3,343	510,443
RLI Corp.	2,729	295,769
Safety Insurance Group, Inc.	854	65,433
Selective Insurance Group, Inc.	4,323	351,676
Selectquote, Inc.(a)	9,148	162,834
SiriusPoint Ltd.(a)(b)	8,526	83,555
State Auto Financial Corp.	1,225	61,250
Stewart Information Services Corp.	1,624	95,832
Tiptree, Inc.	1,526	14,665
Trean Insurance Group, Inc.(a)	1,099	14,825
Trupanion, Inc.(a)	2,698	310,324
United Fire Group, Inc.	1,302	32,446
United Insurance Holdings Corp.	1,333	5,839
Universal Insurance Holdings, Inc.	1,866	26,423
Unum Group	14,833	406,424
W.R. Berkley Corp.	9,892	723,798
White Mountains Insurance Group Ltd.	204	230,840

		14,657,028

Interactive Media & Services(a) — 0.3%
Cargurus, Inc.	6,335	181,181
Cars.com, Inc.	4,406	53,225
Eventbrite, Inc., Class A	5,198	92,368
EverQuote, Inc., Class A	1,991	60,088
fuboTV, Inc.	8,976	233,735
Liberty TripAdvisor Holdings, Inc., Class A	5,186	21,677
MediaAlpha, Inc., Class A	1,382	46,159
QuinStreet, Inc.	3,339	61,237
TripAdvisor, Inc.	6,744	255,935

Security	Shares	Value

Interactive Media & Services (continued)
TrueCar, Inc.	6,796	$35,747
Vimeo, Inc.	8,621	386,221
Yelp, Inc.	5,279	197,435

		1,625,008

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(a)(b)	1,767	53,894
CarParts.com, Inc.(a)	3,123	54,996
Duluth Holdings, Inc., Class B(a)(b)	688	10,299
Groupon, Inc.(a)	1,573	57,210
Lands’ End, Inc.(a)(b)	952	36,490
Liquidity Services, Inc.(a)	1,697	33,668
Overstock.com, Inc.(a)	3,251	226,400
PetMed Express, Inc.	1,344	42,188
Porch Group, Inc.(a)	1,031	19,104
Quotient Technology, Inc.(a)	5,899	64,063
Qurate Retail, Inc., Series A	27,303	323,814
RealReal, Inc.(a)(b)	5,431	89,666
Revolve Group, Inc.(a)	2,432	169,292
Shutterstock, Inc.	1,594	172,933
Stamps.com, Inc.(a)	1,283	419,233
Stitch Fix, Inc., Class A(a)	4,020	216,758

		1,990,008

IT Services — 2.5%
Alliance Data Systems Corp.	3,393	316,397
Amdocs Ltd.	9,211	710,260
BigCommerce Holdings, Inc., Series-1(a)	3,188	206,455
BM Technologies, Inc.(a)	311	3,119
Brightcove, Inc.(a)	2,788	31,978
Cantaloupe, Inc.(a)	3,765	38,930
Cass Information Systems, Inc.	1,444	63,666
Concentrix Corp.(a)	2,904	475,472
Conduent, Inc.(a)	11,148	74,803
CSG Systems International, Inc.	2,107	95,574
DigitalOcean Holdings, Inc.(a)(b)	831	42,797
DXC Technology Co.(a)	18,240	729,235
Euronet Worldwide, Inc.(a)	3,647	520,865
EVERTEC, Inc.	4,446	194,290
Evo Payments, Inc., Class A(a)(b)	3,092	90,286
ExlService Holdings, Inc.(a)	2,348	265,841
Fastly, Inc., Class A(a)(b)	7,707	370,476
Genpact Ltd.	13,156	655,300
Globant SA(a)	2,794	668,213
GreenBox POS(a)(b)	1,122	9,907
GreenSky, Inc., Class A(a)	4,925	32,357
Grid Dynamics Holdings, Inc.(a)	2,132	44,879
Hackett Group, Inc.	2,828	50,678
I3 Verticals, Inc., Class A(a)	1,419	45,294
IBEX Holdings Ltd.(a)(b)	349	7,200
International Money Express, Inc.(a)	2,133	34,533
Jack Henry & Associates, Inc.	5,247	913,450
Limelight Networks, Inc.(a)	8,726	24,520
LiveRamp Holdings, Inc.(a)	4,449	178,005
MAXIMUS, Inc.	4,387	390,443
MoneyGram International, Inc.(a)	5,104	52,775
MongoDB, Inc.(a)	3,775	1,354,923
Paya Holdings, Inc.(a)	5,252	60,346
Paysafe Ltd.(a)(b)	21,184	228,575
Perficient, Inc.(a)	2,392	225,542
Priority Technology Holdings, Inc.(a)	789	4,829

38	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Rackspace Technology, Inc.(a)(b)	3,500	$62,125
Repay Holdings Corp.(a)	6,248	155,638
Sabre Corp.(a)	23,708	279,517
Shift4 Payments, Inc., Class A(a)	3,195	284,962
SolarWinds Corp.(a)	4,854	54,559
StarTek, Inc.(a)	1,271	8,922
Switch, Inc., Class A	7,791	160,962
Sykes Enterprises, Inc.(a)	2,600	139,516
TTEC Holdings, Inc.	1,229	128,431
Tucows, Inc., Class A(a)	596	46,345
Unisys Corp.(a)	4,498	100,530
Verra Mobility Corp.(a)	8,829	135,172
Western Union Co.	28,936	671,605
WEX, Inc.(a)(b)	3,226	612,069

		12,052,566

Leisure Products — 0.7%
Acushnet Holdings Corp.	2,357	120,749
American Outdoor Brands, Inc.(a)	950	25,631
AMMO, Inc.(a)	4,279	28,969
Brunswick Corp.	5,556	580,046
Callaway Golf Co.(a)	7,853	248,783
Clarus Corp.	1,641	46,801
Escalade, Inc.	723	16,412
Genius Brands International, Inc.(a)(b)	18,186	28,552
Hayward Holdings, Inc.(a)	2,424	58,394
Johnson Outdoors, Inc., Class A	318	37,642
Latham Group, Inc.(a)(b)	2,268	61,871
Malibu Boats, Inc., Class A(a)	1,366	114,280
Marine Products Corp.	440	7,198
MasterCraft Boat Holdings, Inc.(a)	1,162	30,979
Mattel, Inc.(a)	24,958	542,088
Nautilus, Inc.(a)(b)	1,838	26,559
Polaris, Inc.	4,111	538,829
Smith & Wesson Brands, Inc.	3,557	83,412
Sturm Ruger & Co., Inc.	1,162	86,406
Vista Outdoor, Inc.(a)(b)	3,971	160,389
YETI Holdings, Inc.(a)	6,139	591,370

		3,435,360

Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class A(a)	5,974	1,094,616
Adaptive Biotechnologies Corp.(a)	7,676	281,402
Akoya Biosciences, Inc.(a)	436	7,560
Avantor, Inc.(a)	41,447	1,557,578
Berkeley Lights, Inc.(a)	3,261	148,636
Bionano Genomics, Inc.(a)(b)	18,405	109,142
Bio-Techne Corp.	2,775	1,338,216
Bruker Corp.	7,036	578,711
Charles River Laboratories International, Inc.(a)	3,578	1,455,960
ChromaDex Corp.(a)	3,250	28,243
Codexis, Inc.(a)	5,116	108,255
Fluidigm Corp.(a)(b)	5,035	37,309
Harvard Bioscience, Inc.(a)	2,780	21,934
Inotiv, Inc.(a)	824	21,523
Maravai LifeSciences Holdings, Inc., Class A(a)	5,203	228,776
Medpace Holdings, Inc.(a)	2,019	355,223
NanoString Technologies, Inc.(a)	3,087	191,209
NeoGenomics, Inc.(a)	8,217	378,804
Pacific Biosciences of California, Inc.(a)	13,951	448,525
PerkinElmer, Inc.(b)	7,997	1,457,293
Personalis, Inc.(a)	3,444	72,290
PPD, Inc.(a)	11,570	533,608

Security	Shares	Value

Life Sciences Tools & Services (continued)
QIAGEN NV(a)(b)	16,253	$857,996
Quanterix Corp.(a)	2,107	111,987
Repligen Corp.(a)(b)	3,906	959,704
Seer, Inc.(a)	980	31,301
Sotera Health Co.(a)	5,185	122,884
Syneos Health, Inc.(a)	7,345	658,626

		13,197,311

Machinery — 3.9%
AGCO Corp.	4,446	587,361
AgEagle Aerial Systems, Inc.(a)	4,305	17,134
Alamo Group, Inc.	817	119,911
Albany International Corp., Class A	2,244	193,769
Allison Transmission Holdings, Inc.	7,672	306,190
Altra Industrial Motion Corp.	4,761	298,419
Astec Industries, Inc.	1,500	91,965
Barnes Group, Inc.	3,647	184,793
Blue Bird Corp.(a)	1,008	25,200
Chart Industries, Inc.(a)(b)	2,632	409,144
CIRCOR International, Inc.(a)	1,226	37,810
Colfax Corp.(a)	8,143	373,601
Columbus McKinnon Corp.	2,230	103,472
Commercial Vehicle Group, Inc.(a)	2,049	18,728
Crane Co.	3,456	336,027
Desktop Metal, Inc., Class A(a)	5,444	48,996
Donaldson Co., Inc.	8,645	572,213
Douglas Dynamics, Inc.	2,113	84,309
Energy Recovery, Inc.(a)	3,879	82,041
Enerpac Tool Group Corp.	4,943	126,887
EnPro Industries, Inc.	1,592	148,247
ESCO Technologies, Inc.	1,970	185,909
Evoqua Water Technologies Corp.(a)	8,528	281,509
ExOne Co.(a)	1,110	18,426
Federal Signal Corp.	3,993	158,163
Flowserve Corp.	9,356	393,794
Franklin Electric Co., Inc.	3,114	254,601
Gates Industrial Corp. PLC(a)	4,601	83,324
Gorman-Rupp Co.	2,064	73,664
Graco, Inc.	11,722	915,254
Greenbrier Cos., Inc.	2,164	92,619
Helios Technologies, Inc.	2,194	177,385
Hillenbrand, Inc.	5,075	229,897
Hydrofarm Holdings Group, Inc.(a)	748	36,906
Hyliion Holdings Corp.(a)(b)	7,646	74,166
Hyster-Yale Materials Handling, Inc.	629	45,062
Ideanomics, Inc.(a)(b)	26,665	63,196
ITT, Inc.	5,989	586,383
John Bean Technologies Corp.	2,124	311,336
Kadant, Inc.	879	158,334
Kennametal, Inc.	6,210	225,113
Lincoln Electric Holdings, Inc.	4,030	561,903
Lindsay Corp.	855	137,390
Luxfer Holdings PLC	2,917	60,819
Lydall, Inc.(a)	1,173	71,788
Manitowoc Co., Inc.(a)	2,274	52,643
Mayville Engineering Co., Inc.(a)	562	9,874
Meritor, Inc.(a)	5,729	139,387
Middleby Corp.(a)	3,927	751,981
Miller Industries, Inc.	1,406	52,739
Mueller Industries, Inc.	4,421	191,871
Mueller Water Products, Inc., Class A	12,094	179,233
Nikola Corp.(a)(b)	13,634	161,836
NN, Inc.(a)	2,833	19,378

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Nordson Corp.	4,099	$926,907
Omega Flex, Inc.	189	29,639
Oshkosh Corp.	4,836	578,144
Park-Ohio Holdings Corp.	471	13,701
Pentair PLC	11,694	861,497
Proto Labs, Inc.(a)	1,885	147,388
RBC Bearings, Inc.(a)	1,724	405,140
REV Group, Inc.	1,889	28,543
Rexnord Corp.	8,496	478,580
Shyft Group, Inc.	2,303	90,830
Snap-on, Inc.	3,771	822,003
SPX Corp.(a)	3,179	211,912
SPX FLOW, Inc.	3,099	254,583
Standex International Corp.	1,014	93,288
Tennant Co.	1,470	116,306
Terex Corp.	4,918	235,671
Timken Co.	4,642	369,039
Titan International, Inc.(a)	3,257	28,075
Toro Co.	7,533	856,803
TriMas Corp.(a)	3,471	113,571
Trinity Industries, Inc.	5,944	161,142
Wabash National Corp.	5,123	75,001
Watts Water Technologies, Inc., Class A	1,843	277,851
Welbilt, Inc.(a)	8,872	208,403
Woodward, Inc.	4,090	497,180

		18,803,297

Marine — 0.1%
Costamare, Inc.	3,575	38,753
Eagle Bulk Shipping, Inc.(a)	543	22,643
Genco Shipping & Trading Ltd.	2,115	37,118
Kirby Corp.(a)	4,100	237,431
Matson, Inc.	3,275	219,818
Safe Bulkers, Inc.(a)	3,811	12,729

		568,492

Media — 1.3%
Advantage Solutions, Inc.(a)	4,936	48,274
AMC Networks, Inc., Class A(a)(b)	1,982	99,179
Boston Omaha Corp., Class A(a)	1,133	37,061
Cable One, Inc.	389	734,428
Cardlytics, Inc.(a)	2,170	273,333
Clear Channel Outdoor Holdings, Inc.(a)	23,520	62,563
ComScore, Inc.(a)	4,020	16,120
Daily Journal Corp.(a)	71	23,643
Emerald Holding, Inc.(a)	1,872	7,394
Entercom Communications Corp.(a)	7,924	28,289
Entravision Communications Corp., Class A	3,973	24,434
EW Scripps Co., Class A	4,936	94,179
Fluent, Inc.(a)	2,731	6,800
Gannett Co., Inc.(a)	9,539	55,040
Gray Television, Inc.	6,837	151,576
Hemisphere Media Group, Inc.(a)	733	9,316
iHeartMedia, Inc., Class A(a)	7,586	196,098
Interpublic Group of Cos., Inc.	28,370	1,003,163
John Wiley & Sons, Inc., Class A	3,352	197,031
Loral Space & Communications, Inc.	847	29,975
Magnite, Inc.(a)(b)	7,146	216,524
MDC Partners, Inc., Class A(a)	3,882	21,778
Meredith Corp.(a)	2,732	119,225
National CineMedia, Inc.	4,140	14,407
New York Times Co., Class A	11,871	519,712
News Corp., Class A	27,783	684,295
News Corp., Class B	9,100	213,941

Security	Shares	Value

Media (continued)
Nexstar Media Group, Inc., Class A	2,864	$421,209
Scholastic Corp.	1,950	65,540
Sinclair Broadcast Group, Inc., Class A	3,646	103,145
TechTarget, Inc.(a)	1,933	141,264
TEGNA, Inc.	14,979	265,428
Thryv Holdings, Inc.(a)	389	12,923
WideOpenWest, Inc.(a)	3,492	77,662

		5,974,949

Metals & Mining — 1.4%
Alcoa Corp.(a)	13,434	539,375
Allegheny Technologies, Inc.(a)(b)	9,798	201,153
Arconic Corp.(a)	7,817	280,943
Carpenter Technology Corp.	3,253	124,102
Century Aluminum Co.(a)	3,378	49,184
Cleveland-Cliffs, Inc.(a)	32,578	814,450
Coeur Mining, Inc.(a)	16,538	124,696
Commercial Metals Co.	8,057	264,270
Compass Minerals International, Inc.	2,351	161,184
Constellium SE(a)	9,559	180,378
Ferroglobe PLC(a)(c)	897	—
Gatos Silver, Inc.(a)	2,250	30,690
Haynes International, Inc.	1,367	51,577
Hecla Mining Co.	36,226	242,352
Kaiser Aluminum Corp.	1,268	154,290
Materion Corp.	1,344	95,908
MP Materials Corp.(a)(b)	4,943	185,956
Novagold Resources, Inc.(a)	16,315	127,583
Olympic Steel, Inc.	570	17,168
Perpetua Resources Corp.(a)	1,669	9,497
PolyMet Mining Corp.(a)	1,623	4,983
Reliance Steel & Aluminum Co.	4,435	696,960
Royal Gold, Inc.	4,712	572,602
Ryerson Holding Corp.(a)	2,572	40,458
Schnitzer Steel Industries, Inc., Class A	1,732	90,791
Steel Dynamics, Inc.	14,240	917,768
SunCoke Energy, Inc.	5,464	42,237
TimkenSteel Corp.(a)	3,131	41,736
United States Steel Corp.	19,210	508,681
Warrior Met Coal, Inc.	3,322	62,022
Worthington Industries, Inc.	2,337	149,498

		6,782,492

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
AFC Gamma, Inc.	473	10,065
AGNC Investment Corp.	37,437	594,125
Apollo Commercial Real Estate Finance, Inc.	11,088	168,759
Arbor Realty Trust, Inc.	8,714	159,292
Ares Commercial Real Estate Corp.	3,899	58,797
ARMOUR Residential REIT, Inc.	4,812	50,045
Blackstone Mortgage Trust, Inc., Class A	9,741	315,803
BrightSpire Capital, Inc.	6,378	60,655
Broadmark Realty Capital, Inc.	10,781	111,799
Capstead Mortgage Corp.	5,946	37,876
Chimera Investment Corp.	15,583	229,382
Dynex Capital, Inc.	1,950	34,027
Ellington Financial, Inc.	2,706	49,195
Granite Point Mortgage Trust, Inc.	3,724	52,546
Great Ajax Corp.	3,029	38,408
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,586	317,285
Invesco Mortgage Capital, Inc.	16,201	55,731
KKR Real Estate Finance Trust, Inc.	2,098	44,708
Ladder Capital Corp.	7,411	84,634

40	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
MFA Financial, Inc.	30,246	$141,249
New Residential Investment Corp.	30,609	298,744
New York Mortgage Trust, Inc.	24,832	108,516
Orchid Island Capital, Inc.	6,976	34,531
PennyMac Mortgage Investment Trust	6,666	131,454
Ready Capital Corp.	3,850	58,212
Redwood Trust, Inc.	7,402	87,862
Starwood Property Trust, Inc.	19,581	509,693
TPG RE Finance Trust, Inc.	4,065	53,495
Two Harbors Investment Corp.	22,178	142,161

		4,039,049

Multi-line Retail — 0.4%
Big Lots, Inc.	2,370	136,536
Dillard’s, Inc., Class A(b)	417	76,423
Franchise Group, Inc.	1,856	63,030
Kohl’s Corp.	11,280	573,024
Macy’s, Inc.(a)	16,896	287,232
Nordstrom, Inc.(a)	7,551	249,938
Ollie’s Bargain Outlet Holdings, Inc.(a)	4,533	422,022

		1,808,205

Multi-Utilities — 0.4%
Avista Corp.	4,449	190,551
Black Hills Corp.	4,653	314,775
MDU Resources Group, Inc.	14,347	455,087
NiSource, Inc.	28,116	696,433
NorthWestern Corp.	3,494	216,593
Unitil Corp.	964	51,015

		1,924,454

Oil, Gas & Consumable Fuels — 2.7%
Aemetis, Inc.(a)(b)	1,531	13,427
Alto Ingredients, Inc.(a)(b)	4,729	25,064
Altus Midstream Co., Class A	210	13,408
Antero Midstream Corp.	23,046	218,937
Antero Resources Corp.(a)	19,483	264,969
APA Corp.	27,183	509,681
Arch Resources, Inc.(a)	997	65,523
Berry Corp.	4,328	24,020
Bonanza Creek Energy, Inc.	2,020	77,709
Brigham Minerals, Inc., Class A	4,222	82,920
Cabot Oil & Gas Corp.	28,345	453,520
California Resources Corp.(a)(b)	5,733	161,155
Callon Petroleum Co.(a)	2,720	107,059
Centennial Resource Development, Inc., Class A(a)	11,836	61,666
Centrus Energy Corp., Class A(a)	592	13,728
Chesapeake Energy Corp.	7,174	387,755
Cimarex Energy Co.	7,080	461,616
Clean Energy Fuels Corp.(a)(b)	9,258	69,528
CNX Resources Corp.(a)	14,931	180,665
Comstock Resources, Inc.(a)	5,883	35,769
CONSOL Energy, Inc.(a)	2,266	47,609
Contango Oil & Gas Co.(a)(b)	9,571	36,561
Continental Resources, Inc.	5,123	174,950
CVR Energy, Inc.	2,176	29,724
Delek US Holdings, Inc.	4,450	77,341
Denbury, Inc.(a)	3,800	249,698
Devon Energy Corp.	48,750	1,259,700
DHT Holdings, Inc.	9,463	54,885
Diamondback Energy, Inc.	13,053	1,006,778
Dorian LPG Ltd.(a)	3,908	47,287
Earthstone Energy, Inc., Class A(a)	1,689	16,603

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Energy Fuels, Inc.(a)	9,251	$48,568
EQT Corp.(a)	19,355	355,938
Equitrans Midstream Corp.	27,988	230,061
Extraction Oil & Gas, Inc.(a)	1,535	68,292
Falcon Minerals Corp.	2,710	12,927
Frontline Ltd.	7,911	62,971
Gevo, Inc.(a)	13,591	82,769
Golar LNG Ltd.(a)	7,098	79,214
Green Plains, Inc.(a)	2,103	74,362
HollyFrontier Corp.	10,691	314,315
International Seaways, Inc.	2,509	41,273
Kosmos Energy Ltd.(a)	26,934	62,217
Laredo Petroleum, Inc.(a)	822	45,259
Magnolia Oil & Gas Corp., Class A(a)(b)	11,185	156,590
Marathon Oil Corp.	57,509	666,529
Matador Resources Co.	7,543	233,079
Murphy Oil Corp.	10,015	217,426
New Fortress Energy, Inc.	1,735	52,588
Nordic American Tankers Ltd.	10,161	26,520
Northern Oil and Gas, Inc.	3,120	53,882
Oasis Petroleum, Inc.	1,374	126,009
Ovintiv, Inc.	18,989	487,258
Par Pacific Holdings, Inc.(a)	2,965	48,567
PBF Energy, Inc., Class A(a)	6,677	61,228
PDC Energy, Inc.	7,044	278,590
Peabody Energy Corp.(a)	4,515	52,871
Penn Virginia Corp.(a)	964	17,824
Range Resources Corp.(a)	16,269	247,777
Renewable Energy Group, Inc.(a)(b)	3,055	187,119
REX American Resources Corp.(a)	348	28,536
Riley Exploration Permian, Inc.(b)	559	12,069
Scorpio Tankers, Inc.	3,196	52,255
SFL Corp. Ltd.	7,106	48,818
SM Energy Co.	7,957	148,796
Southwestern Energy Co.(a)	46,211	217,654
Talos Energy, Inc.(a)	2,396	27,650
Targa Resources Corp.	16,360	688,920
Teekay Corp.(a)	4,335	12,962
Teekay Tankers Ltd., Class A(a)	1,521	19,241
Tellurian, Inc.(a)	21,861	82,416
Texas Pacific Land Corp.	422	629,856
Uranium Energy Corp.(a)(b)	13,851	30,057
Ur-Energy, Inc.(a)	11,431	12,917
Vine Energy, Inc., Class A(a)	1,332	18,661
W&T Offshore, Inc.(a)	11,632	47,110
Whiting Petroleum Corp.(a)	2,681	125,739
World Fuel Services Corp.	4,410	151,969

		12,976,904

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	1,003	29,578
Domtar Corp.(a)	3,415	187,518
Glatfelter Corp.	2,972	45,263
Louisiana-Pacific Corp.	7,372	408,704
Neenah, Inc.	1,152	57,911
Schweitzer-Mauduit International, Inc.	2,086	82,042
Verso Corp., Class A	2,082	39,600

		850,616

Personal Products — 0.3%
Beauty Health Co.(a)	3,019	53,014
BellRing Brands, Inc., Class A(a)	3,364	111,248
Coty, Inc., Class A(a)	19,851	173,299

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Edgewell Personal Care Co.	3,734	$153,393
elf Beauty, Inc.(a)	3,925	108,369
Herbalife Nutrition Ltd.(a)	7,440	378,994
Honest Co., Inc.(a)	1,620	23,279
Inter Parfums, Inc.	1,205	92,628
Medifast, Inc.	877	250,392
Nature’s Sunshine Products, Inc.	728	12,806
Nu Skin Enterprises, Inc., Class A	3,393	182,170
Revlon, Inc., Class A(a)(b)	566	6,169
USANA Health Sciences, Inc.(a)	873	83,171
Veru, Inc.(a)	4,129	28,366

		1,657,298

Pharmaceuticals — 1.4%
9 Meters Biopharma, Inc.(a)	13,360	14,429
Aclaris Therapeutics, Inc.(a)	2,828	42,222
Aerie Pharmaceuticals, Inc.(a)	2,752	43,427
Amneal Pharmaceuticals, Inc.(a)	6,163	30,384
Amphastar Pharmaceuticals, Inc.(a)	2,489	52,145
Ampio Pharmaceuticals, Inc.(a)	12,064	17,010
Angion Biomedica Corp.(a)	453	4,815
ANI Pharmaceuticals, Inc.(a)	607	20,595
Antares Pharma, Inc.(a)	10,470	46,068
Arvinas, Inc.(a)	3,195	323,014
Atea Pharmaceuticals, Inc.(a)(b)	4,442	111,228
Athira Pharma, Inc.(a)	2,081	19,998
Axsome Therapeutics, Inc.(a)(b)	2,115	102,768
BioDelivery Sciences International, Inc.(a)	5,187	19,503
Cara Therapeutics, Inc.(a)	3,088	36,963
Cassava Sciences, Inc.(a)	2,602	180,917
Catalent, Inc.(a)	11,621	1,392,312
Cerecor, Inc.(a)	3,381	8,993
Citius Pharmaceuticals, Inc.(a)	7,405	13,995
Collegium Pharmaceutical, Inc.(a)	3,285	81,764
Corcept Therapeutics, Inc.(a)(b)	6,614	137,373
CorMedix, Inc.(a)	2,538	14,746
Cymabay Therapeutics, Inc.(a)	4,286	16,887
Durect Corp.(a)	14,203	20,026
Edgewise Therapeutics, Inc.(a)	779	13,640
Endo International PLC(a)(b)	15,974	80,828
Esperion Therapeutics, Inc.(a)(b)	1,834	28,225
Evolus, Inc.(a)	2,114	22,873
EyePoint Pharmaceuticals, Inc.(a)	1,271	10,448
Fulcrum Therapeutics, Inc.(a)(b)	1,394	10,190
Harmony Biosciences Holdings, Inc.(a)	1,441	37,697
Ikena Oncology, Inc.(a)(b)	517	5,123
Innoviva, Inc.(a)(b)	4,157	58,946
Intra-Cellular Therapies, Inc.(a)	4,836	166,020
Jazz Pharmaceuticals PLC(a)	4,252	720,799
Kala Pharmaceuticals, Inc.(a)(b)	3,108	10,723
Kaleido Biosciences, Inc.(a)(b)	1,434	7,787
KemPharm, Inc.(a)(b)	1,865	18,818
Landos Biopharma, Inc.(a)	594	6,522
Marinus Pharmaceuticals, Inc.(a)(b)	2,566	37,720
Mind Medicine MindMed, Inc.(a)	21,035	64,367
Nektar Therapeutics(a)(b)	12,954	204,544
NGM Biopharmaceuticals, Inc.(a)	2,061	42,024
Nuvation Bio, Inc.(a)	2,283	19,725
Ocular Therapeutix, Inc.(a)	5,213	57,395
Omeros Corp.(a)(b)	4,210	61,045
Oramed Pharmaceuticals, Inc.(a)(b)	1,727	24,506
Organon & Co.(a)	18,173	527,199

Security	Shares	Value

Pharmaceuticals (continued)
Pacira BioSciences, Inc.(a)(b)	3,404	$200,666
Paratek Pharmaceuticals, Inc.(a)	3,208	16,682
Perrigo Co. PLC	9,690	465,411
Phathom Pharmaceuticals, Inc.(a)	1,310	42,051
Phibro Animal Health Corp., Class A	1,994	47,198
Pliant Therapeutics, Inc.(a)	1,593	32,179
Prestige Consumer Healthcare, Inc.(a)	3,630	190,756
Provention Bio, Inc.(a)	3,626	22,010
Rain Therapeutics, Inc.(a)	454	7,559
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,873	234,706
Relmada Therapeutics, Inc.(a)	1,035	26,910
Revance Therapeutics, Inc.(a)	5,230	152,088
Seelos Therapeutics, Inc.(a)	4,772	10,737
SIGA Technologies, Inc.(a)	3,406	21,696
Supernus Pharmaceuticals, Inc.(a)	3,911	102,977
Tarsus Pharmaceuticals, Inc.(a)	537	12,120
Terns Pharmaceuticals, Inc.(a)	632	4,740
TherapeuticsMD, Inc.(a)	24,042	24,042
Theravance Biopharma, Inc.(a)	3,460	44,911
Verrica Pharmaceuticals, Inc.(a)(b)	1,080	11,556
WaVe Life Sciences Ltd.(a)	2,798	15,417
Zogenix, Inc.(a)(b)	3,741	60,642

		6,735,800

Professional Services — 1.8%
Acacia Research Corp.(a)	3,421	19,294
ASGN, Inc.(a)	3,521	356,079
Atlas Technical Consultants, Inc.(a)	787	7,075
Barrett Business Services, Inc.	524	38,362
Booz Allen Hamilton Holding Corp.	9,655	828,496
CACI International, Inc., Class A(a)(b)	1,668	445,289
CBIZ, Inc.(a)	3,887	125,706
CRA International, Inc.	490	42,008
Dun & Bradstreet Holdings, Inc.(a)	11,557	242,235
Exponent, Inc.	3,637	389,486
Forrester Research, Inc.(a)	664	31,108
Franklin Covey Co.(a)	1,504	55,031
FTI Consulting, Inc.(a)(b)	2,444	356,091
GP Strategies Corp.(a)	840	17,094
Heidrick & Struggles International, Inc.	1,324	56,548
HireQuest, Inc.(b)	276	5,051
Huron Consulting Group, Inc.(a)	1,462	71,828
ICF International, Inc.	1,537	140,743
Insperity, Inc.	2,443	241,979
Jacobs Engineering Group, Inc.	9,094	1,229,963
KBR, Inc.	10,434	403,796
Kelly Services, Inc., Class A(a)	3,471	76,084
Kforce, Inc.	1,661	103,696
Korn Ferry	3,812	262,037
ManpowerGroup, Inc.	3,684	436,849
ManTech International Corp., Class A	1,865	163,113
Mistras Group, Inc.(a)	1,389	14,585
Nielsen Holdings PLC	25,929	614,258
Rekor Systems, Inc.(a)	2,029	15,989
Resources Connection, Inc.	2,473	38,307
Robert Half International, Inc.	7,845	770,457
Science Applications International Corp.	3,947	344,573
TriNet Group, Inc.(a)	2,721	225,789
TrueBlue, Inc.(a)	2,361	64,196

42	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Upwork, Inc.(a)	8,323	$431,048
Willdan Group, Inc.(a)	737	30,401

		8,694,644

Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)	9,152	170,868
eXp World Holdings, Inc.(a)(b)	4,205	151,044
Fathom Holdings, Inc.(a)(b)	364	9,209
Forestar Group, Inc.(a)	1,055	21,596
FRP Holdings, Inc.(a)	420	25,255
Howard Hughes Corp.(a)	2,836	262,925
Jones Lang LaSalle, Inc.(a)	3,638	809,710
Kennedy-Wilson Holdings, Inc.	7,930	160,107
Marcus & Millichap, Inc.(a)	1,572	62,550
Newmark Group, Inc., Class A	10,187	131,208
Opendoor Technologies Inc.(a)	25,282	374,679
Rafael Holdings, Inc., Class B(a)	663	33,554
RE/MAX Holdings, Inc., Class A	1,259	43,184
Realogy Holdings Corp.(a)	7,840	138,925
Redfin Corp.(a)	7,299	427,502
RMR Group, Inc., Class A	1,681	65,962
St. Joe Co.	2,296	103,940
Tejon Ranch Co.(a)	1,400	25,522

		3,017,740

Road & Rail — 0.6%
AMERCO	646	379,822
ArcBest Corp.	1,751	103,502
Avis Budget Group, Inc.(a)	3,478	287,874
Covenant Logistics Group, Inc., Class A(a)	683	14,350
Daseke, Inc.(a)(b)	2,562	17,703
Heartland Express, Inc.	3,280	55,858
HyreCar, Inc.(a)	1,144	19,997
Knight-Swift Transportation Holdings, Inc.	11,008	546,987
Landstar System, Inc.	2,597	407,729
Marten Transport Ltd.	3,890	61,540
PAM Transportation Services, Inc.(a)	74	4,625
Ryder System, Inc.	3,558	270,942
Saia, Inc.(a)	1,904	430,304
Schneider National, Inc., Class B	3,457	77,575
TuSimple Holdings, Inc., Class A(a)(b)	2,661	97,925
Universal Logistics Holdings, Inc.	1,486	34,252
US Xpress Enterprises, Inc., Class A(a)(b)	1,709	14,920
Werner Enterprises, Inc.	4,271	195,227
Yellow Corp.(a)	3,223	16,760

		3,037,892

Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	3,366	92,262
Alpha & Omega Semiconductor Ltd.(a)	2,272	59,049
Ambarella, Inc.(a)	2,616	257,650
Amkor Technology, Inc.	7,856	193,572
Atomera, Inc.(a)	1,329	23,457
Axcelis Technologies, Inc.(a)	2,841	109,521
AXT, Inc.(a)	2,786	28,417
Brooks Automation, Inc.	5,329	474,334
CEVA, Inc.(a)	1,977	98,138
Cirrus Logic, Inc.(a)	3,914	323,257
CMC Materials, Inc.	1,973	285,375
Cohu, Inc.(a)	3,278	116,074
Cree, Inc.(a)(b)	8,239	764,250
Diodes, Inc.(a)	3,130	256,660
DSP Group, Inc.(a)	1,326	21,282

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Enphase Energy, Inc.(a)	9,393	$1,780,913
Entegris, Inc.	9,565	1,153,922
First Solar, Inc.(a)(b)	7,535	648,311
FormFactor, Inc.(a)	5,306	197,702
Ichor Holdings Ltd.(a)	1,908	98,396
Impinj, Inc.(a)	1,772	81,512
Kopin Corp.(a)(b)	5,063	34,125
Kulicke & Soffa Industries, Inc.	4,167	226,518
Lattice Semiconductor Corp.(a)	9,702	550,588
MACOM Technology Solutions Holdings, Inc., Class H(a)(b)	3,506	216,390
MaxLinear, Inc.(a)	4,747	228,948
Meta Materials, Inc.(a)	4,017	14,059
MKS Instruments, Inc.	3,943	616,843
Monolithic Power Systems, Inc.	3,189	1,432,690
NeoPhotonics Corp.(a)	3,201	31,050
NVE Corp.	310	23,272
ON Semiconductor Corp.(a)	30,265	1,182,151
Onto Innovation, Inc.(a)	3,486	244,299
PDF Solutions, Inc.(a)	1,827	34,183
Photronics, Inc.(a)	3,857	51,568
Power Integrations, Inc.	4,084	396,107
Rambus, Inc.(a)	8,392	198,555
Semtech Corp.(a)	4,937	305,650
Silicon Laboratories, Inc.(a)	3,045	453,674
SiTime Corp.(a)	844	114,480
SkyWater Technology, Inc.(a)	489	8,440
SMART Global Holdings, Inc.(a)	919	43,046
SunPower Corp.(a)	5,464	135,343
Synaptics, Inc.(a)(b)	2,548	387,092
Ultra Clean Holdings, Inc.(a)	2,972	160,518
Universal Display Corp.	3,090	724,574
Veeco Instruments, Inc.(a)	4,242	98,414

		14,976,631

Software — 7.3%
8x8, Inc.(a)	7,245	185,182
A10 Networks, Inc.(a)	4,124	52,663
ACI Worldwide, Inc.(a)	7,991	274,091
Agilysys, Inc.(a)	1,266	70,339
Alarm.com Holdings, Inc.(a)	3,205	266,720
Alkami Technology, Inc.(a)	435	13,611
Altair Engineering, Inc., Class A(a)(b)	3,293	229,720
Alteryx, Inc., Class A(a)	4,316	334,058
American Software, Inc., Class A	2,066	45,452
Anaplan, Inc.(a)	10,076	576,347
Appfolio, Inc., Class A(a)	1,267	179,407
Appian Corp.(a)(b)	2,868	333,921
Asana, Inc., Class A(a)	5,343	379,674
Aspen Technology, Inc.(a)	4,838	707,606
Avalara, Inc.(a)	6,070	1,014,722
Avaya Holdings Corp.(a)	5,652	136,891
Benefitfocus, Inc.(a)	3,307	43,520
Bentley Systems, Inc., Class B	9,615	584,688
Bill.Com Holdings, Inc.(a)	5,357	1,107,935
Black Knight, Inc.(a)	10,804	894,679
Blackbaud, Inc.(a)	3,275	233,606
Blackline, Inc.(a)	3,716	425,073
Bottomline Technologies DE, Inc.(a)	3,023	122,008
Box, Inc., Class A(a)	10,968	262,355
BTRS Holdings, Inc.(a)(b)	3,069	35,938
C3.AI, Inc., Class A(a)	1,210	60,924

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
CDK Global, Inc.	8,773	$421,016
Cerence, Inc.(a)	2,650	284,901
Ceridian HCM Holding, Inc.(a)	9,230	908,232
ChannelAdvisor Corp.(a)	1,911	44,507
Cleanspark, Inc.(a)	2,137	28,850
Cloudera, Inc.(a)	15,756	250,048
CommVault Systems, Inc.(a)	3,054	230,852
Cornerstone OnDemand, Inc.(a)	4,272	204,800
Datto Holding Corp.(a)	1,613	42,083
Digimarc Corp.(a)(b)	815	23,391
Digital Turbine, Inc.(a)	6,114	384,876
Dolby Laboratories, Inc., Class A	4,447	431,804
Domo, Inc., Class B(a)(b)	1,872	165,354
DoubleVerify Holdings, Inc.(a)	987	34,150
Dropbox, Inc., Class A(a)	21,799	686,451
Duck Creek Technologies, Inc.(a)	4,876	214,203
Dynatrace, Inc.(a)	13,191	842,509
E2open Parent Holdings, Inc.(a)	2,695	27,085
Ebix, Inc.	1,755	53,036
eGain Corp.(a)	1,349	15,743
Elastic NV(a)	4,907	726,530
Envestnet, Inc.(a)(b)	3,481	261,876
Everbridge, Inc.(a)	2,731	385,672
Fair Isaac Corp.(a)	1,988	1,041,533
FireEye, Inc.(a)	16,408	331,442
Five9, Inc.(a)	4,770	960,153
GTY Technology Holdings, Inc.(a)	2,293	15,868
Guidewire Software, Inc.(a)(b)	6,002	691,430
Intelligent Systems Corp.(a)	474	16,016
InterDigital, Inc.	2,155	141,993
j2 Global, Inc.(a)	3,156	445,848
Jamf Holding Corp.(a)(b)	3,651	119,789
JFrog Ltd.(a)(b)	3,503	153,501
LivePerson, Inc.(a)(b)	4,350	277,052
Manhattan Associates, Inc.(a)	4,541	724,880
Marathon Digital Holdings, Inc.(a)(b)	6,474	178,877
McAfee Corp., Class A	3,223	87,247
Medallia, Inc.(a)	7,768	263,102
MicroStrategy, Inc., Class A(a)(b)	570	356,826
Mimecast Ltd.(a)	4,056	225,311
Mitek Systems, Inc.(a)	2,821	62,372
Model N, Inc.(a)	3,044	98,534
Momentive Global, Inc.(a)	8,741	183,561
N-Able, Inc.(a)	2,427	33,493
nCino Inc.(a)(b)	3,211	204,123
New Relic, Inc.(a)	3,739	258,290
NortonLifeLock, Inc.	39,023	968,551
Nuance Communications, Inc.(a)	20,329	1,116,062
Nutanix, Inc., Class A(a)	13,891	500,354
ON24, Inc.(a)(b)	585	21,364
OneSpan, Inc.(a)	2,327	57,407
PagerDuty, Inc.(a)	6,059	245,935
Paylocity Holding Corp.(a)	2,693	558,690
Pegasystems, Inc.	2,955	377,176
Ping Identity Holding Corp.(a)	2,845	62,789
Progress Software Corp.	3,355	152,954
Proofpoint, Inc.(a)	4,051	707,548
PROS Holdings, Inc.(a)	2,741	119,014
PTC, Inc.(a)	7,542	1,021,564
Q2 Holdings, Inc.(a)	3,870	399,810
QAD, Inc., Class A	786	68,186
Qualys, Inc.(a)	2,314	235,010

Security	Shares	Value

Software (continued)
Rapid7, Inc.(a)	3,801	$432,364
Rimini Street, Inc.(a)	2,822	24,523
Riot Blockchain, Inc.(a)(b)	5,722	188,540
SailPoint Technologies Holding, Inc.(a)	6,800	339,932
Sapiens International Corp. NV	3,097	78,075
SecureWorks Corp., Class A(a)	715	14,343
ShotSpotter, Inc.(a)	563	25,729
Smartsheet, Inc., Class A(a)	8,631	626,179
Smith Micro Software, Inc.(a)	2,783	15,752
Sprout Social, Inc., Class A(a)	3,248	288,552
SPS Commerce, Inc.(a)	2,675	291,441
Sumo Logic, Inc.(a)(b)	5,566	114,938
Telos Corp.(a)	1,134	31,775
Tenable Holdings, Inc.(a)	6,175	264,290
Teradata Corp.(a)	7,607	377,764
Upland Software, Inc.(a)	1,854	66,744
Varonis Systems, Inc.(a)	7,715	472,158
Verint Systems, Inc.(a)	4,417	188,473
Veritone, Inc.(a)	1,921	39,726
Viant Technology, Inc., Class A(a)(b)	704	12,172
VirnetX Holding Corp.(a)	3,999	16,396
Vonage Holdings Corp.(a)	17,308	246,812
Workiva, Inc.(a)	3,110	403,585
Xperi Holding Corp.	7,170	148,921
Yext, Inc.(a)	7,370	96,031
Zendesk, Inc.(a)	8,416	1,098,540
Zix Corp.(a)	3,312	24,542
Zuora, Inc., Class A(a)	8,297	143,455

		34,794,506

Specialty Retail — 2.7%
Aaron’s Co., Inc.	2,311	66,719
Abercrombie & Fitch Co., Class A(a)	4,497	170,032
Academy Sports & Outdoors, Inc.(a)	4,182	154,943
American Eagle Outfitters, Inc.	11,014	379,653
America’s Car-Mart, Inc.(a)	411	65,349
Arko Corp.(a)	1,154	9,578
Asbury Automotive Group, Inc.(a)	1,315	270,180
AutoNation, Inc.(a)	3,586	435,089
Barnes & Noble Education, Inc.(a)	2,523	21,067
Bed Bath & Beyond, Inc.(a)	7,484	213,593
Big 5 Sporting Goods Corp.	1,371	30,052
Blink Charging Co.(a)(b)	2,534	87,499
Boot Barn Holdings, Inc.(a)	2,138	184,766
Buckle, Inc.	2,555	107,514
Caleres, Inc.	2,545	62,963
Camping World Holdings, Inc., Class A	2,926	115,167
CarLotz, Inc.(a)(b)	2,740	12,166
Cato Corp., Class A	1,422	23,463
Chico’s FAS, Inc.(a)	8,222	50,812
Children’s Place, Inc.(a)(b)	970	81,800
Citi Trends, Inc.(a)	590	47,052
Conn’s, Inc.(a)	1,106	24,597
Container Store Group, Inc.(a)	2,232	23,481
Designer Brands, Inc., Class A(a)	5,645	82,248
Dick’s Sporting Goods, Inc.	4,523	471,025
Five Below, Inc.(a)	3,973	772,431
Floor & Decor Holdings, Inc., Class A(a)(b)	7,276	887,745
Foot Locker, Inc.	6,310	360,049
GameStop Corp., Class A(a)(b)	4,208	677,993
Gap, Inc.	14,747	430,170
Genesco, Inc.(a)	983	56,473
Group 1 Automotive, Inc.	1,331	231,248

44	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
GrowGeneration Corp.(a)	3,674	$149,422
Guess?, Inc.	3,686	82,272
Haverty Furniture Cos., Inc.	1,178	42,396
Hibbett, Inc.	1,080	95,753
JOANN, Inc.(b)	747	11,549
Kirkland’s, Inc.(a)	920	17,903
Lazydays Holdings, Inc.(a)(b)	451	9,412
Leslie’s, Inc.(a)(b)	7,488	182,333
Lithia Motors, Inc.	2,072	781,600
Lumber Liquidators Holdings, Inc.(a)(b)	2,032	38,771
MarineMax, Inc.(a)	1,396	75,091
Monro, Inc.	2,498	144,884
Murphy USA, Inc.	1,709	252,095
National Vision Holdings, Inc.(a)	5,937	320,479
ODP Corp.(a)	3,356	158,839
OneWater Marine, Inc., Class A	720	33,826
Party City Holdco, Inc.(a)	7,236	61,795
Penske Automotive Group, Inc.	2,376	210,514
Petco Health & Wellness Co., Inc.(a)	4,967	102,469
Rent-A-Center, Inc.	4,519	258,577
RH(a)(b)	1,229	816,154
Sally Beauty Holdings, Inc.(a)(b)	7,692	145,533
Shift Technologies, Inc.(a)(b)	3,990	33,715
Shoe Carnival, Inc.	1,138	38,351
Signet Jewelers Ltd.	3,534	227,378
Sleep Number Corp.(a)(b)	1,626	161,315
Sonic Automotive, Inc., Class A	1,914	104,409
Sportsman’s Warehouse Holdings, Inc.(a)	2,879	50,872
Tilly’s, Inc., Class A	2,727	40,441
TravelCenters of America, Inc.(a)	795	22,991
Urban Outfitters, Inc.(a)	4,659	173,222
Vroom, Inc.(a)	7,887	292,134
Williams-Sonoma, Inc.	5,344	810,685
Winmark Corp.	221	46,591
Zumiez, Inc.(a)	1,472	64,253

		12,664,941

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)(b)	8,246	227,095
Avid Technology, Inc.(a)	2,498	93,400
Corsair Gaming, Inc.(a)	1,761	51,404
Diebold Nixdorf, Inc.(a)(b)	4,663	48,542
Eastman Kodak Co.(a)(b)	2,929	21,616
NCR Corp.(a)	9,237	410,123
Pure Storage, Inc., Class A(a)	19,889	388,233
Quantum Corp.(a)	3,627	22,487
Super Micro Computer, Inc.(a)	2,866	109,023
Turtle Beach Corp.(a)	979	30,251
Xerox Holdings Corp.	11,341	273,658

		1,675,832

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	10,638	599,026
Carter’s, Inc.	2,918	285,205
Columbia Sportswear Co.	2,820	280,928
Crocs, Inc.(a)	4,596	624,183
Deckers Outdoor Corp.(a)	1,993	818,824
Fossil Group, Inc.(a)	3,222	40,662
G-III Apparel Group Ltd.(a)(b)	3,008	89,819
Hanesbrands, Inc.	25,344	462,781
Kontoor Brands, Inc.	3,526	195,270
Movado Group, Inc.	1,037	31,183

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	1,292	$112,314
PLBY Group, Inc.(a)	702	19,782
PVH Corp.(a)	5,136	537,328
Ralph Lauren Corp.	3,427	389,033
Rocky Brands, Inc.	446	24,262
Skechers USA, Inc., Class A(a)	9,547	512,483
Steven Madden Ltd.	6,058	265,522
Superior Group of Cos., Inc.	682	15,966
Tapestry, Inc.(a)	19,990	845,577
Under Armour, Inc., Class A(a)	14,181	290,001
Under Armour, Inc., Class C(a)	13,394	234,663
Unifi, Inc.(a)	822	19,391
Vera Bradley, Inc.(a)	1,667	18,354
Wolverine World Wide, Inc.	5,538	185,745

		6,898,302

Thrifts & Mortgage Finance — 0.8%
Axos Financial, Inc.(a)(b)	3,841	183,792
Bridgewater Bancshares, Inc.(a)	1,386	22,481
Capitol Federal Financial, Inc.	8,839	98,025
Columbia Financial, Inc.(a)	2,840	51,234
Essent Group Ltd.	8,052	363,709
Federal Agricultural Mortgage Corp., Class C	825	80,437
Finance Of America Cos., Inc., Class A(a)	2,141	13,809
Flagstar Bancorp, Inc.	3,545	162,219
FS Bancorp, Inc.	384	13,356
Hingham Institution for Savings	87	26,013
Home Bancorp, Inc.	574	20,159
Home Point Capital, Inc.(a)	696	3,466
HomeStreet, Inc.	1,307	49,287
Kearny Financial Corp.	5,299	63,747
Luther Burbank Corp.	1,439	18,649
Merchants Bancorp	1,233	45,177
Meridian Bancorp, Inc.	3,207	61,286
Meta Financial Group, Inc.	2,000	99,400
MGIC Investment Corp.	24,782	342,983
Mr Cooper Group, Inc.(a)	4,845	180,137
New York Community Bancorp, Inc.	30,923	364,273
NMI Holdings, Inc., Class A(a)	6,857	150,991
Northfield Bancorp, Inc.	2,802	46,093
Northwest Bancshares, Inc.	7,141	95,047
Ocwen Financial Corp.(a)	521	13,624
PCSB Financial Corp.	942	16,994
PennyMac Financial Services, Inc.	2,403	151,125
Pioneer Bancorp, Inc.(a)	699	8,087
Premier Financial Corp.	3,189	85,401
Provident Bancorp, Inc.	937	14,786
Provident Financial Services, Inc.	4,577	98,863
Radian Group, Inc.	14,062	317,520
Southern Missouri Bancorp, Inc.	443	19,882
TFS Financial Corp.	3,440	67,011
TrustCo Bank Corp.	1,068	35,917
UWM Holdings Corp.(b)	2,807	21,417
Velocity Financial Inc.(a)	531	6,717
Walker & Dunlop, Inc.	1,990	205,925
Washington Federal, Inc.	5,788	186,779
Waterstone Financial, Inc.	1,519	29,970
WSFS Financial Corp.	3,160	138,345

		3,974,133

Tobacco — 0.1%
22nd Century Group, Inc.(a)	9,789	31,423

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco (continued)
Turning Point Brands, Inc.	938	$49,733
Universal Corp.	1,627	84,864
Vector Group Ltd.	9,873	131,903

		297,923

Trading Companies & Distributors — 1.0%
Air Lease Corp.	7,549	319,776
Alta Equipment Group, Inc.(a)	1,317	16,581
Applied Industrial Technologies, Inc.	2,782	249,545
Beacon Roofing Supply, Inc.(a)	4,035	215,792
BlueLinx Holdings, Inc.(a)	574	24,659
Boise Cascade Co.	3,133	160,253
CAI International, Inc.	1,089	60,777
Custom Truck One Source, Inc.(a)(b)	1,075	8,374
DXP Enterprises, Inc.(a)	1,267	41,368
EVI Industries, Inc.(a)	255	6,870
GATX Corp.	2,392	220,662
Global Industrial Co.	775	30,628
GMS, Inc.(a)	2,811	138,104
H&E Equipment Services, Inc.	2,859	97,292
Herc Holdings, Inc.(a)	1,815	225,133
Karat Packaging, Inc.(a)	226	5,028
Lawson Products, Inc.(a)	284	14,907
McGrath RentCorp	1,570	123,119
MRC Global, Inc.(a)(b)	5,391	49,435
MSC Industrial Direct Co., Inc., Class A	3,293	293,637
NOW, Inc.(a)	7,488	73,907
Rush Enterprises, Inc., Class A	2,782	130,726
Rush Enterprises, Inc., Class B	502	22,028
SiteOne Landscape Supply, Inc.(a)(b)	3,170	554,053
Textainer Group Holdings Ltd.(a)	3,150	101,682
Titan Machinery, Inc.(a)	1,299	37,060
Transcat, Inc.(a)	421	26,881
Triton International Ltd.	4,496	237,344
Univar Solutions, Inc.(a)	12,365	303,437
Veritiv Corp.(a)	1,034	63,363
Watsco, Inc.	2,305	651,024
WESCO International, Inc.(a)	3,235	344,366
Willis Lease Finance Corp.(a)	240	9,984

		4,857,795

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	5,034	198,843

Water Utilities — 0.4%
American States Water Co.	2,791	246,501
Artesian Resources Corp., Class A	484	18,915
Cadiz, Inc.(a)(b)	3,115	42,208
California Water Service Group	3,670	230,036
Essential Utilities, Inc.	16,023	787,050
Global Water Resources, Inc.	556	9,797
Middlesex Water Co.	1,224	124,530
Pure Cycle Corp.(a)	1,157	17,887

Security	Shares	Value

Water Utilities (continued)
SJW Group	2,123	$146,338
York Water Co.	921	44,447

		1,667,709

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,877	40,204
Shenandoah Telecommunications Co.	3,721	196,432
Telephone & Data Systems, Inc.	6,891	154,014
United States Cellular Corp.(a)(b)	1,027	37,342

		427,992

Total Common Stocks — 98.6% (Cost: $336,056,183)		469,641,728

Investment Companies

Equity Funds(e) — 0.9%
iShares Russell 2000 ETF(b)	12,238	2,705,210
iShares Russell Mid-Cap ETF	22,632	1,806,939

		4,512,149

Total Investment Companies — 0.9% (Cost: $4,201,485)		4,512,149

Total Long-Term Investments — 99.5% (Cost: $340,257,668)		474,153,877

Short-Term Securities

Money Market Funds — 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(e)(f)(g)	37,699,664	37,718,513
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(e)(f)	18,388,584	18,388,584

Total Short-Term Securities — 11.8% (Cost: $56,100,968)		56,107,097

Total Investments — 111.3% (Cost: $396,358,636)		530,260,974
Liabilities in Excess of Other Assets — (11.3)%		(53,979,932)

Net Assets — 100.0%		$476,281,042

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

46	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$23,604,101	$14,130,574	(a)	$—	$(1,413)	$(14,749)	$37,718,513	37,699,664	$172,002	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,890,700	16,497,884	(a)	—	—	—	18,388,584	18,388,584	1,263		—
iShares Russell 2000 ETF	1,054,950	41,584,703		(40,421,284)	455,364	31,477	2,705,210	12,238	25,292		—
iShares Russell Mid-Cap ETF	989,672	26,745,009		(26,430,031)	469,409	32,880	1,806,939	22,632	23,187		—
PennyMac Financial Services, Inc.(c)	136,238	65,971		(93,134)	10,754	31,296	N/A	N/A	1,980		—
PennyMac Mortgage Investment Trust(c)	105,447	29,731		(9,636)	(2,977)	8,889	N/A	N/A	11,299		—

					$931,137	$89,793	$60,619,246		$235,023		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	9	09/17/21	$1,000	$(11,259)
S&P 400 E-Mini Index	4	09/17/21	1,079	11,697

				$438

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,697	$—	$—	$—	$11,697

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$11,259	$—	$—	$—	$11,259

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) July 31, 2021	iShares Russell Small/Mid-Cap Index Fund

For the year ended July 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$906,853	$—	$—	$—	$906,853

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,109	$—	$—	$—	$1,109

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,428,314
Average notional value of contracts — short	$—	(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$469,639,730	$—	$1,998	$469,641,728
Investment Companies	4,512,149	—	—	4,512,149
Short-Term Securities
Money Market Funds	56,107,097	—	—	56,107,097

	$530,258,976	$—	$1,998	$530,260,974

Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,697	$—	$—	$11,697
Liabilities
Equity Contracts	(11,259)	—	—	(11,259)

	$438	$—	$—	$438

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

48	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	1,832	$65,512
Aerojet Rocketdyne Holdings, Inc.	3,820	180,228
AeroVironment, Inc.(a)(b)	1,173	118,590
Astronics Corp.(a)	802	13,698
Axon Enterprise, Inc.(a)	3,368	626,515
Boeing Co.(a)	28,154	6,376,318
BWX Technologies, Inc.	4,874	279,914
Byrna Technologies, Inc.(a)	889	21,336
Curtiss-Wright Corp.	2,060	243,698
Ducommun, Inc.(a)	463	24,979
General Dynamics Corp.	12,910	2,530,747
HEICO Corp.	2,244	303,501
HEICO Corp., Class A	4,056	491,952
Hexcel Corp.(a)	4,318	234,986
Howmet Aerospace, Inc.	20,574	675,239
Huntington Ingalls Industries, Inc.	2,107	432,209
Kaman Corp.	1,670	74,065
Kratos Defense & Security Solutions, Inc.(a)	6,472	176,038
L3Harris Technologies, Inc.	10,505	2,381,904
Lockheed Martin Corp.	13,052	4,851,037
Maxar Technologies, Inc.	3,672	133,184
Mercury Systems, Inc.(a)	2,730	180,180
Moog, Inc., Class A	1,532	119,297
National Presto Industries, Inc.	228	21,997
Northrop Grumman Corp.	7,766	2,819,213
PAE, Inc.(a)	2,523	22,505
Park Aerospace Corp.	658	9,804
Parsons Corp.(a)	1,324	51,133
Raytheon Technologies Corp.	78,135	6,793,838
Spirit AeroSystems Holdings, Inc., Class A	5,385	232,686
Teledyne Technologies, Inc.(a)	2,315	1,048,163
Textron, Inc.	11,733	809,694
TransDigm Group, Inc.(a)	2,673	1,713,634
Triumph Group, Inc.(a)	2,767	52,711
Vectrus, Inc.(a)	359	16,259
Virgin Galactic Holdings Inc.(a)(b)	7,283	218,417

		34,345,181

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.(a)	3,269	79,110
Atlas Air Worldwide Holdings, Inc.(a)	1,506	100,857
C.H. Robinson Worldwide, Inc.	6,883	613,757
Echo Global Logistics, Inc.(a)	852	26,352
Expeditors International of Washington, Inc.	8,706	1,116,545
FedEx Corp.	12,632	3,536,328
Forward Air Corp.	1,607	142,123
Hub Group, Inc., Class A(a)	1,752	116,123
Radiant Logistics, Inc.(a)	1,065	6,624
United Parcel Service, Inc., Class B	37,822	7,237,618
XPO Logistics, Inc.(a)	5,048	700,107

		13,675,544

Airlines(a) — 0.2%
Alaska Air Group, Inc.	6,145	356,594
Allegiant Travel Co.	769	146,202
American Airlines Group, Inc.	32,338	659,048
Copa Holdings SA, Class A	1,661	117,782
Delta Air Lines, Inc.	32,548	1,298,665
Frontier Group Holdings, Inc.	1,674	24,675
Hawaiian Holdings, Inc.	2,898	57,178
JetBlue Airways Corp.	15,938	235,723

Security	Shares	Value

Airlines (continued)
Mesa Air Group, Inc.	1,258	$11,221
SkyWest, Inc.	2,859	115,761
Southwest Airlines Co.	30,656	1,548,741
Spirit Airlines, Inc.	5,015	135,305
Sun Country Airlines Holdings, Inc.	884	28,721
United Airlines Holdings, Inc.	17,037	795,969

		5,531,585

Auto Components — 0.3%
Adient PLC(a)	4,947	208,417
American Axle & Manufacturing Holdings, Inc.(a)	6,123	59,332
Aptiv PLC(a)	13,908	2,320,550
BorgWarner, Inc.	12,378	606,274
Cooper-Standard Holdings, Inc.(a)	597	15,552
Dana, Inc.	7,592	183,423
Dorman Products, Inc.(a)	1,364	137,969
Fox Factory Holding Corp.(a)	2,189	353,611
Gentex Corp.	12,610	429,118
Gentherm, Inc.(a)	1,641	136,088
Goodyear Tire & Rubber Co.(a)	13,978	219,594
LCI Industries	1,265	184,462
Lear Corp.	3,068	536,839
Modine Manufacturing Co.(a)(b)	3,006	50,290
Motorcar Parts of America, Inc.(a)	702	15,613
Patrick Industries, Inc.	988	81,638
QuantumScape Corp.(a)(b)	5,835	133,680
Standard Motor Products, Inc.	1,011	42,219
Stoneridge, Inc.(a)	1,548	44,815
Tenneco, Inc., Class A(a)	3,547	61,753
Visteon Corp.(a)	1,357	154,766
XL Fleet Corp.(a)(b)	2,774	19,363
XPEL Inc.(a)(b)	1,008	93,341

		6,088,707

Automobiles — 1.5%
Arcimoto, Inc.(a)(b)	1,593	26,046
Canoo, Inc.(a)(b)	4,079	33,162
Fisker, Inc.(a)	7,931	127,848
Ford Motor Co.(a)	209,849	2,927,393
General Motors Co.(a)	72,927	4,145,171
Harley-Davidson, Inc.	8,128	322,031
Lordstown Motors Corp., Class A(a)	5,606	34,981
Tesla, Inc.(a)	40,269	27,672,857
Thor Industries, Inc.	2,733	323,478
Winnebago Industries, Inc.	1,510	108,524
Workhorse Group, Inc.(a)(b)	6,200	71,548

		35,793,039

Banks — 4.1%
1st Source Corp.	2,496	114,292
Allegiance Bancshares, Inc.	408	14,880
Altabancorp	977	39,461
Amalgamated Financial Corp.	666	10,230
Amerant Bancorp, Inc.(a)	643	14,242
American National Bankshares, Inc.	234	7,392
Ameris Bancorp	2,122	103,150
Arrow Financial Corp.	482	17,376
Associated Banc-Corp.	9,965	197,307
Atlantic Capital Bancshares, Inc.(a)	685	16,440
Atlantic Union Bankshares Corp.	5,090	180,542
Banc of California, Inc.	1,360	23,283
BancFirst Corp.	4,104	227,690
Bancorp, Inc.(a)	1,904	44,497
BancorpSouth Bank	6,292	162,334

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank First Corp.	309	$21,627
Bank of America Corp.	393,222	15,083,996
Bank of Hawaii Corp.	2,202	184,329
Bank of Marin Bancorp	316	10,965
Bank of NT Butterfield & Son Ltd.	2,766	91,665
Bank OZK	6,510	265,022
BankUnited, Inc.	3,569	141,261
Banner Corp.	981	52,032
Bar Harbor Bankshares	399	11,427
Berkshire Hills Bancorp, Inc.	2,000	54,080
Blue Ridge Bankshares, Inc.(b)	1,301	22,286
BOK Financial Corp.	1,851	155,503
Brookline Bancorp, Inc.	2,260	32,476
Bryn Mawr Bank Corp.	1,866	73,017
Business First Bancshares, Inc.	1,155	26,923
Byline Bancorp, Inc.	1,662	40,902
Cadence BanCorp	4,445	84,455
Cambridge Bancorp	245	20,967
Camden National Corp.	528	23,639
Capital Bancorp, Inc.	643	14,609
Capital City Bank Group, Inc.	363	8,835
Capstar Financial Holdings, Inc.	1,127	23,892
Carter Bankshares, Inc.(a)	1,048	12,021
Cathay General Bancorp	5,815	220,214
CBTX, Inc.	506	13,308
Central Pacific Financial Corp.	427	10,931
Century Bancorp, Inc., Class A	231	26,422
CIT Group, Inc.	5,070	244,577
Citigroup, Inc.	108,462	7,334,200
Citizens & Northern Corp.	381	9,411
Citizens Financial Group, Inc.	22,454	946,661
City Holding Co.	442	33,442
Civista Bancshares, Inc.	808	18,495
CNB Financial Corp.	283	6,526
Coastal Financial Corp.(a)	714	20,863
Columbia Banking System, Inc.	2,735	95,561
Comerica, Inc.	7,268	499,021
Commerce Bancshares, Inc.	5,753	406,910
Community Bank System, Inc.	1,925	137,907
Community Trust Bancorp, Inc.	2,423	96,339
ConnectOne Bancorp, Inc.	2,102	55,283
CrossFirst Bankshares, Inc.(a)	2,745	37,908
Cullen/Frost Bankers, Inc.	3,216	345,141
Customers Bancorp, Inc.(a)	1,074	38,900
CVB Financial Corp.	5,185	98,826
Dime Community Bancshares, Inc.	1,767	58,346
Eagle Bancorp, Inc.	1,044	57,451
East West Bancorp, Inc.	7,185	511,213
Eastern Bankshares, Inc.	8,813	160,837
Enterprise Bancorp, Inc.	214	6,998
Enterprise Financial Services Corp.	1,968	87,714
Equity Bancshares, Inc., Class A(a)	361	10,635
Farmers National Banc Corp.	1,865	28,628
FB Financial Corp.	1,697	64,164
Fidelity D&D Bancorp, Inc.	168	8,568
Fifth Third Bancorp	36,734	1,333,077
Financial Institutions, Inc.	439	12,924
First Bancorp, Inc.	314	9,125
First BanCorp, Puerto Rico	5,214	63,246
First Bancorp/Southern Pines NC	897	35,880
First Bancshares, Inc.	1,176	45,358
First Bank/Hamilton	1,767	23,545
First Busey Corp.	4,173	98,483

Security	Shares	Value

Banks (continued)
First Citizens BancShares, Inc., Class A	304	$237,907
First Commonwealth Financial Corp.	3,047	40,129
First Community Bancshares, Inc.	576	16,819
First Financial Bancorp	3,534	79,515
First Financial Bankshares, Inc.	6,582	321,465
First Financial Corp.	515	20,626
First Foundation, Inc.	2,299	54,187
First Hawaiian, Inc.	7,256	199,758
First Horizon Corp.	28,043	433,264
First Internet Bancorp	258	7,812
First Interstate Bancsystem, Inc., Class A	2,789	116,915
First Merchants Corp.	2,981	121,416
First Mid Bancshares, Inc.	847	34,464
First Midwest Bancorp, Inc.	3,526	63,256
First of Long Island Corp.	1,705	36,743
First Republic Bank	9,048	1,764,541
Flushing Financial Corp.	1,802	39,734
FNB Corp.	21,005	240,717
Fulton Financial Corp.	11,311	173,285
German American Bancorp, Inc.	1,941	73,176
Glacier Bancorp, Inc.	5,216	268,937
Great Southern Bancorp, Inc.	1,869	97,244
Great Western Bancorp, Inc.	1,846	56,857
Guaranty Bancshares, Inc.	297	9,935
Hancock Whitney Corp.	4,507	197,001
Hanmi Financial Corp.	907	16,535
HarborOne Bancorp, Inc.	5,315	72,337
Heartland Financial USA, Inc.	2,318	105,747
Heritage Commerce Corp.	3,436	37,246
Heritage Financial Corp.	1,053	25,472
Hilltop Holdings, Inc.	3,539	112,116
Home BancShares, Inc.	8,335	176,535
HomeTrust Bancshares, Inc.	642	16,904
Hope Bancorp, Inc.	3,638	48,204
Horizon Bancorp, Inc.	2,632	43,981
Howard Bancorp, Inc.(a)	467	9,200
Huntington Bancshares, Inc.	76,086	1,071,291
Independent Bank Corp.	2,109	104,131
Independent Bank Group, Inc.	1,861	129,712
International Bancshares Corp.	3,311	129,394
Investors Bancorp, Inc.	8,514	117,664
JPMorgan Chase & Co.	155,900	23,662,502
KeyCorp	51,297	1,008,499
Lakeland Bancorp, Inc.	4,929	80,688
Lakeland Financial Corp.	1,121	74,961
Live Oak Bancshares, Inc.(b)	1,658	99,795
M&T Bank Corp.	6,852	917,140
Macatawa Bank Corp.	816	6,789
Mercantile Bank Corp.	497	15,531
Metrocity Bankshares, Inc.	765	15,277
Metropolitan Bank Holding Corp.(a)	533	37,859
Mid Penn Bancorp, Inc.	806	20,996
Midland States Bancorp, Inc.	963	23,699
MidWestOne Financial Group, Inc.	1,021	29,742
MVB Financial Corp.	865	35,854
National Bank Holdings Corp., Class A	890	31,559
NBT Bancorp, Inc.	1,281	44,643
Nicolet Bankshares, Inc.(a)	324	23,454
Northrim BanCorp, Inc.	226	9,225
OceanFirst Financial Corp.	4,668	91,026
OFG Bancorp	1,912	44,167
Old National Bancorp	5,681	91,407
Old Second Bancorp, Inc.	606	7,018

50	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Origin Bancorp, Inc.	1,892	$76,967
Orrstown Financial Services, Inc.	348	8,021
Pacific Premier Bancorp, Inc.	3,852	146,299
PacWest Bancorp	6,105	243,101
Park National Corp.	615	70,055
Peapack Gladstone Financial Corp.	1,216	39,167
Peoples Bancorp, Inc.	664	19,581
Peoples Financial Services Corp.	546	23,423
People’s United Financial, Inc.	22,583	354,553
Pinnacle Financial Partners, Inc.	3,804	340,876
PNC Financial Services Group, Inc.	21,938	4,001,711
Popular, Inc.	4,240	308,502
Preferred Bank/Los Angeles CA	405	23,887
Premier Financial Bancorp, Inc.	500	8,510
Primis Financial Corp.	1,942	30,198
Prosperity Bancshares, Inc.	4,716	321,584
QCR Holdings, Inc.	904	44,377
RBB Bancorp	350	8,376
Red River Bancshares, Inc.	282	14,368
Regions Financial Corp.	50,841	978,689
Reliant Bancorp, Inc.	1,151	31,998
Renasant Corp.	1,899	66,807
Republic Bancorp, Inc., Class A	204	9,947
Republic First Bancorp, Inc.(a)	1,213	4,476
S&T Bancorp, Inc.	1,347	39,669
Sandy Spring Bancorp, Inc.	2,975	123,730
Seacoast Banking Corp. of Florida	1,610	48,928
ServisFirst Bancshares, Inc.	2,594	184,382
Sierra Bancorp	304	7,336
Signature Bank	2,955	670,696
Silvergate Capital Corp., Class A(a)	1,152	118,426
Simmons First National Corp., Class A	3,421	93,120
SmartFinancial, Inc.	348	8,481
South State Corp.	3,665	252,299
Southern First Bancshares, Inc.(a)	161	7,974
Southside Bancshares, Inc.	1,208	43,536
Spirit of Texas Bancshares, Inc.	929	21,627
Sterling Bancorp	9,812	213,019
Stock Yards Bancorp, Inc.	1,115	53,119
Summit Financial Group, Inc.	488	11,346
SVB Financial Group(a)(b)	3,087	1,697,727
Synovus Financial Corp.	7,747	316,852
Texas Capital Bancshares, Inc.(a)	2,636	166,015
Tompkins Financial Corp.	571	43,824
TowneBank	6,068	180,887
Trico Bancshares	1,297	51,141
TriState Capital Holdings, Inc.(a)	1,824	37,045
Triumph Bancorp, Inc.(a)	1,117	85,629
Truist Financial Corp.	69,558	3,786,042
Trustmark Corp.	3,530	105,971
U.S. Bancorp	69,446	3,857,031
UMB Financial Corp.	2,209	206,762
Umpqua Holdings Corp.	13,358	252,065
United Bankshares, Inc.	6,354	219,467
United Community Banks, Inc.	2,390	68,856
Univest Financial Corp.	4,249	116,253
Valley National Bancorp	22,509	290,141
Veritex Holdings, Inc.	1,506	50,526
Washington Trust Bancorp, Inc.	832	40,560
Webster Financial Corp.	4,629	222,655
Wells Fargo & Co.	215,794	9,913,576
WesBanco, Inc.	4,292	138,546

Security	Shares	Value

Banks (continued)
West BanCorp., Inc.	346	$10,200
Westamerica BanCorp	987	54,828
Western Alliance Bancorp	5,121	475,331
Wintrust Financial Corp.	3,001	214,271
Zions Bancorp NA	8,399	438,008

		96,349,456

Beverages — 1.3%
Boston Beer Co., Inc., Class A(a)	470	333,700
Brown-Forman Corp., Class A	2,241	149,900
Brown-Forman Corp., Class B	9,430	668,776
Celsius Holdings, Inc.(a)	2,284	156,751
Coca-Cola Co.	201,863	11,512,247
Coca-Cola Consolidated, Inc.(b)	267	106,573
Constellation Brands, Inc., Class A	8,382	1,880,418
Duckhorn Portfolio, Inc.(a)	1,097	24,101
Keurig Dr Pepper, Inc.	36,017	1,268,159
MGP Ingredients, Inc.	794	47,362
Molson Coors Beverage Co., Class B	9,125	446,121
Monster Beverage Corp.(a)	19,287	1,819,150
National Beverage Corp.	1,082	49,101
NewAge, Inc.(a)	4,799	9,166
PepsiCo, Inc.	71,724	11,257,082
Primo Water Corp.	8,535	141,083

		29,869,690

Biotechnology — 2.6%
4D Molecular Therapeutics, Inc.(a)	982	24,422
89bio, Inc.(a)	289	4,526
AbbVie, Inc.	92,038	10,704,019
ACADIA Pharmaceuticals, Inc.(a)	6,095	131,835
Acceleron Pharma, Inc.(a)	2,698	337,412
Aduro Biotech, Inc.(a)(c)	400	1,200
Adverum Biotechnologies, Inc.(a)	3,722	8,449
Aeglea BioTherapeutics, Inc.(a)	2,074	12,714
Affimed NV(a)(b)	6,814	45,313
Agenus, Inc.(a)	8,555	44,315
Agios Pharmaceuticals, Inc.(a)(b)	2,966	142,635
Akebia Therapeutics, Inc.(a)	4,847	11,972
Akero Therapeutics, Inc.(a)(b)	963	20,647
Akouos, Inc.(a)(b)	2,027	22,033
Albireo Pharma, Inc.(a)	609	17,423
Aldeyra Therapeutics, Inc.(a)	2,558	22,766
Alector, Inc.(a)(b)	2,986	71,768
Aligos Therapeutics, Inc.(a)	956	13,929
Alkermes PLC(a)	8,411	217,593
Allakos, Inc.(a)	1,767	140,583
Allogene Therapeutics, Inc.(a)	3,795	83,300
Allovir, Inc.(a)	1,851	35,428
Alnylam Pharmaceuticals, Inc.(a)	6,066	1,085,450
Altimmune, Inc.(a)	1,708	15,492
ALX Oncology Holdings, Inc.(a)	841	49,249
Amgen, Inc.	30,076	7,264,557
Amicus Therapeutics, Inc.(a)	13,772	127,942
AnaptysBio, Inc.(a)	865	19,878
Anavex Life Sciences Corp.(a)(b)	3,482	62,502
Anika Therapeutics, Inc.(a)	494	19,824
Annexon, Inc.(a)(b)	2,127	44,795
Apellis Pharmaceuticals, Inc.(a)(b)	3,281	209,951
Applied Molecular Transport, Inc.(a)	933	26,152
Applied Therapeutics, Inc.(a)	1,299	22,356
AquaBounty Technologies, Inc.(a)	3,889	19,251
Arcturus Therapeutics Holdings, Inc.(a)	826	25,862
Arcus Biosciences, Inc.(a)	2,050	64,390

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Arcutis Biotherapeutics, Inc.(a)	1,650	$38,494
Ardelyx, Inc.(a)(b)	5,313	9,245
Arena Pharmaceuticals, Inc.(a)	3,126	193,374
Arrowhead Pharmaceuticals, Inc.(a)	5,140	356,151
Atara Biotherapeutics, Inc.(a)	4,529	57,745
Athenex, Inc.(a)	2,643	9,964
Athersys, Inc.(a)	6,963	11,350
Atossa Therapeutics, Inc.(a)(b)	6,050	18,089
Atreca, Inc., Class A(a)(b)	1,687	9,262
Avid Bioservices, Inc.(a)(b)	3,513	90,108
Avidity Biosciences, Inc.(a)(b)	1,781	34,391
Avita Medical, Inc.(a)	1,264	23,422
Avrobio, Inc.(a)	1,777	13,079
Beam Therapeutics, Inc.(a)	2,369	217,948
Beyondspring, Inc.(a)(b)	425	4,046
BioAtla, Inc.(a)(b)	811	33,243
BioCryst Pharmaceuticals, Inc.(a)	9,050	145,886
Biogen, Inc.(a)	7,725	2,523,989
Biohaven Pharmaceutical Holding Co. Ltd.(a)	2,731	344,133
BioMarin Pharmaceutical, Inc.(a)	9,563	733,769
Bioxcel Therapeutics, Inc.(a)	1,041	26,639
Black Diamond Therapeutics, Inc.(a)(b)	546	5,220
Bluebird Bio, Inc.(a)(b)	3,578	90,917
Blueprint Medicines Corp.(a)	3,002	263,786
Bolt Biotherapeutics, Inc.(a)	1,119	12,477
Bridgebio Pharma, Inc.(a)(b)	5,402	288,737
C4 Therapeutics, Inc.(a)	1,786	77,048
Cardiff Oncology, Inc.(a)	2,894	15,396
CareDx, Inc.(a)	2,536	213,125
Catalyst Pharmaceuticals, Inc.(a)	2,952	17,240
Celldex Therapeutics, Inc.(a)	1,973	86,319
CEL-SCI Corp.(a)(b)	2,268	18,212
Cerevel Therapeutics Holdings, Inc.(a)	1,820	44,845
ChemoCentryx, Inc.(a)(b)	3,416	50,488
Chimerix, Inc.(a)(b)	2,973	19,711
Chinook Therapeutics, Inc.(a)	1,931	25,161
Clene, Inc.(a)(b)	2,307	19,840
Clovis Oncology, Inc.(a)(b)	3,846	18,576
Codiak Biosciences, Inc.(a)	1,043	18,044
Cogent Biosciences, Inc.(a)	2,592	15,552
Coherus Biosciences, Inc.(a)(b)	3,643	47,541
Cortexyme, Inc.(a)	1,076	60,805
Crinetics Pharmaceuticals, Inc.(a)	1,292	23,230
Cue Biopharma, Inc.(a)	690	7,190
Cullinan Oncology, Inc.(a)	976	22,380
CureVac NV(a)(b)	2,682	132,115
Curis, Inc.(a)	4,358	33,077
Cytokinetics, Inc.(a)	3,749	111,270
CytomX Therapeutics, Inc.(a)	4,560	24,670
Deciphera Pharmaceuticals, Inc.(a)	2,226	67,871
Denali Therapeutics, Inc.(a)	4,581	233,768
DermTech, Inc.(a)(b)	1,193	40,156
Design Therapeutics, Inc.(a)	954	14,768
Dicerna Pharmaceuticals, Inc.(a)	3,662	137,362
Dynavax Technologies Corp.(a)	6,384	59,627
Dyne Therapeutics, Inc.(a)	1,550	28,008
Eagle Pharmaceuticals, Inc.(a)	611	28,411
Editas Medicine, Inc.(a)(b)	3,324	139,143
Eiger Biopharmaceuticals, Inc.(a)	1,014	8,071
Emergent BioSolutions, Inc.(a)	2,504	165,014
Enanta Pharmaceuticals, Inc.(a)	870	36,757
Epizyme, Inc.(a)	3,608	23,921
Evelo Biosciences, Inc.(a)	1,111	10,232

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)	8,863	$955,786
Exelixis, Inc.(a)	15,959	268,909
Fate Therapeutics, Inc.(a)	4,192	347,098
FibroGen, Inc.(a)	4,502	58,526
Flexion Therapeutics, Inc.(a)(b)	2,257	13,384
Foghorn Therapeutics, Inc.(a)	2,424	21,986
Forma Therapeutics Holdings, Inc.(a)(b)	1,944	44,498
Forte Biosciences, Inc.(a)	598	17,916
Fortress Biotech, Inc.(a)	6,297	19,584
Frequency Therapeutics, Inc.(a)	1,215	10,121
G1 Therapeutics, Inc.(a)(b)	2,234	38,671
Generation Bio Co.(a)(b)	1,780	38,697
Geron Corp.(a)(b)	13,028	15,894
Gilead Sciences, Inc.	66,414	4,535,412
Global Blood Therapeutics, Inc.(a)	3,164	86,472
Gossamer Bio, Inc.(a)	2,626	20,640
Gritstone bio, Inc.(a)	1,243	8,303
Halozyme Therapeutics, Inc.(a)	7,110	293,856
Harpoon Therapeutics, Inc.(a)	690	6,755
Heron Therapeutics, Inc.(a)	5,088	62,888
Homology Medicines, Inc.(a)	2,223	14,138
Horizon Therapeutics PLC(a)	11,046	1,104,821
Humanigen, Inc.(a)(b)	2,325	37,479
iBio, Inc.(a)(b)	16,470	20,423
Ideaya Biosciences, Inc.(a)	1,859	45,545
IGM Biosciences, Inc.(a)(b)	534	36,317
ImmunityBio, Inc.(a)(b)	3,425	37,538
ImmunoGen, Inc.(a)	10,990	61,654
Immunovant, Inc.(a)	1,328	13,891
Incyte Corp.(a)	9,661	747,278
Infinity Pharmaceuticals, Inc.(a)	6,820	14,458
Inhibrx, Inc.(a)	1,399	39,816
Inovio Pharmaceuticals, Inc.(a)(b)	12,025	101,010
Inozyme Pharma, Inc.(a)	1,258	21,097
Insmed, Inc.(a)	5,392	132,643
Instil Bio, Inc.(a)(b)	1,223	18,406
Intellia Therapeutics, Inc.(a)	3,464	491,368
Intercept Pharmaceuticals, Inc.(a)	997	17,228
Invitae Corp.(a)(b)	10,119	283,231
Ionis Pharmaceuticals, Inc.(a)	7,209	267,742
Iovance Biotherapeutics, Inc.(a)	7,420	165,243
Ironwood Pharmaceuticals, Inc.(a)	7,031	93,301
iTeos Therapeutics, Inc.(a)	952	22,877
IVERIC bio, Inc.(a)(b)	4,558	39,336
Jounce Therapeutics, Inc.(a)	2,971	14,974
Kadmon Holdings, Inc.(a)	5,651	21,248
KalVista Pharmaceuticals, Inc.(a)	672	13,534
Karuna Therapeutics, Inc.(a)	1,161	132,609
Karyopharm Therapeutics, Inc.(a)	2,939	24,482
Keros Therapeutics, Inc.(a)	477	17,554
Kezar Life Sciences, Inc.(a)	2,971	14,469
Kiniksa Pharmaceuticals Ltd., Class A(a)	935	14,334
Kinnate Biopharma, Inc.(a)	1,144	24,688
Kodiak Sciences, Inc.(a)	1,665	139,594
Kronos Bio, Inc.(a)(b)	2,376	48,589
Krystal Biotech, Inc.(a)	950	55,518
Kura Oncology, Inc.(a)(b)	3,343	63,316
Kymera Therapeutics, Inc.(a)	1,455	87,562
Lexicon Pharmaceuticals, Inc.(a)(b)	1,529	5,413
Ligand Pharmaceuticals, Inc.(a)	802	91,035
Lineage Cell Therapeutics, Inc.(a)	8,090	21,277
MacroGenics, Inc.(a)	3,347	83,541
Madrigal Pharmaceuticals, Inc.(a)(b)	600	52,392

52	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Magenta Therapeutics, Inc.(a)	606	$4,315
MannKind Corp.(a)	15,218	62,394
MEI Pharma, Inc.(a)	4,856	13,111
MeiraGTx Holdings plc(a)(b)	2,029	28,386
Mersana Therapeutics, Inc.(a)(b)	3,619	39,809
MiMedx Group, Inc.(a)	5,597	68,619
Mirati Therapeutics, Inc.(a)	2,014	322,361
Moderna, Inc.(a)	17,762	6,280,643
Molecular Templates, Inc.(a)	873	6,111
Morphic Holding, Inc.(a)	1,057	60,904
Mustang Bio, Inc.(a)	6,462	18,675
Myriad Genetics, Inc.(a)	3,955	125,097
Natera, Inc.(a)	3,957	453,156
Neoleukin Therapeutics, Inc.(a)	1,127	7,878
Neurocrine Biosciences, Inc.(a)	4,851	452,162
Nkarta, Inc.(a)	599	19,024
Novavax, Inc.(a)(b)	3,873	694,545
Nurix Therapeutics Inc.(a)	1,735	53,334
Ocugen, Inc.(a)(b)	9,292	62,349
Olema Pharmaceuticals, Inc.(a)	931	21,860
Oncocyte Corp.(a)	4,037	20,750
Oncorus, Inc.(a)	1,407	18,038
OPKO Health, Inc.(a)	22,404	77,070
Organogenesis Holdings, Inc.(a)	2,184	33,503
ORIC Pharmaceuticals, Inc.(a)	2,033	33,849
Outlook Therapeutics, Inc.(a)	10,081	22,783
Oyster Point Pharma, Inc.(a)(b)	333	4,745
Passage Bio, Inc.(a)	1,051	12,402
PMV Pharmaceuticals, Inc.(a)	1,368	46,526
Poseida Therapeutics, Inc.(a)(b)	2,547	20,656
Praxis Precision Medicines, Inc.(a)	658	10,265
Precigen, Inc.(a)(b)	5,740	31,513
Precision BioSciences, Inc.(a)	1,437	14,169
Prelude Therapeutics, Inc.(a)	414	13,265
Prometheus Biosciences, Inc.(a)	1,001	20,991
Protagonist Therapeutics, Inc.(a)	2,080	102,814
Prothena Corp. PLC(a)	1,747	87,525
PTC Therapeutics, Inc.(a)	3,618	138,678
Puma Biotechnology, Inc.(a)	955	7,182
Radius Health, Inc.(a)	2,817	42,621
Rapt Therapeutics, Inc.(a)	1,138	34,902
Recursion Pharmaceuticals, Inc., Class A(a)(b)	1,058	32,110
Regeneron Pharmaceuticals, Inc.(a)	5,160	2,964,988
REGENXBIO, Inc.(a)	2,116	68,389
Relay Therapeutics, Inc.(a)(b)	2,946	95,568
Replimune Group, Inc.(a)	1,503	49,193
Revolution Medicines, Inc.(a)	3,048	87,295
Rhythm Pharmaceuticals, Inc.(a)	2,428	41,980
Rigel Pharmaceuticals, Inc.(a)	11,055	44,220
Rocket Pharmaceuticals, Inc.(a)(b)	2,057	73,682
Rubius Therapeutics, Inc.(a)	2,618	56,261
Sage Therapeutics, Inc.(a)	2,617	114,441
Sana Biotechnology, Inc.(a)(b)	1,441	23,474
Sangamo Therapeutics, Inc.(a)	6,311	60,459
Sarepta Therapeutics, Inc.(a)(b)	3,935	266,714
Scholar Rock Holding Corp.(a)	1,312	41,000
Seagen, Inc.(a)	7,596	1,165,150
Selecta Biosciences, Inc.(a)	4,872	16,857
Seres Therapeutics, Inc.(a)	3,502	24,864
Sesen Bio, Inc.(a)	8,602	32,085
Shattuck Labs, Inc.(a)	1,567	34,537
Silverback Therapeutics, Inc.(a)(b)	896	27,131

Security	Shares	Value

Biotechnology (continued)
Solid Biosciences, Inc.(a)	285	$795
Sorrento Therapeutics, Inc.(a)(b)	14,141	116,098
Spectrum Pharmaceuticals, Inc.(a)	8,396	27,035
Spero Therapeutics, Inc.(a)(b)	858	11,446
SpringWorks Therapeutics, Inc.(a)	1,472	126,150
SQZ Biotechnologies Co.(a)	1,721	20,824
Stoke Therapeutics, Inc.(a)	1,062	30,405
Surface Oncology, Inc.(a)	3,510	21,095
Sutro Biopharma, Inc.(a)	2,510	42,745
Syndax Pharmaceuticals, Inc.(a)	2,263	32,995
Syros Pharmaceuticals, Inc.(a)	1,897	8,764
Taysha Gene Therapies, Inc.(a)	1,155	19,970
TCR2 Therapeutics, Inc.(a)	1,361	16,931
TG Therapeutics, Inc.(a)	6,480	226,735
Tonix Pharmaceuticals Holding Corp.(a)	19,969	14,298
Translate Bio, Inc.(a)	3,820	105,585
Travere Therapeutics, Inc.(a)	2,163	29,741
Trevena, Inc.(a)(b)	11,790	15,681
Trillium Therapeutics, Inc.(a)	5,030	32,846
Turning Point Therapeutics, Inc.(a)	2,336	149,083
Twist Bioscience Corp.(a)	2,416	297,289
Ultragenyx Pharmaceutical, Inc.(a)	3,315	264,636
United Therapeutics Corp.(a)	2,264	411,889
UroGen Pharma Ltd.(a)	839	13,004
Vanda Pharmaceuticals, Inc.(a)	2,945	48,033
Vaxart, Inc.(a)(b)	6,011	43,219
Vaxcyte, Inc.(a)	2,000	43,360
VBI Vaccines, Inc.(a)	9,724	28,978
Veracyte, Inc.(a)	3,457	154,044
Verastem, Inc.(a)	8,381	27,071
Vericel Corp.(a)	2,424	128,327
Vertex Pharmaceuticals, Inc.(a)	13,383	2,697,745
Viking Therapeutics, Inc.(a)	2,199	13,524
Vir Biotechnology, Inc.(a)	3,094	110,301
Viracta Therapeutics, Inc.(a)	1,898	19,967
VistaGen Therapeutics, Inc.(a)	9,627	25,608
XBiotech, Inc.	663	10,741
Xencor, Inc.(a)	3,012	92,709
XOMA Corp.(a)	708	22,939
Y-mAbs Therapeutics, Inc.(a)	1,877	62,129
Zentalis Pharmaceuticals, Inc.(a)	1,673	89,020
ZIOPHARM Oncology, Inc.(a)	9,111	20,682

		61,024,521

Building Products — 0.7%
A O Smith Corp.	6,852	481,901
AAON, Inc.	2,286	142,075
Advanced Drainage Systems, Inc.	2,832	345,759
Allegion plc	4,660	636,556
American Woodmark Corp.(a)	907	67,345
Apogee Enterprises, Inc.	1,427	56,609
Armstrong World Industries, Inc.	2,432	263,094
AZEK Co., Inc.(a)	5,607	203,927
Builders FirstSource, Inc.(a)	10,362	461,109
Caesarstone Ltd.	516	6,847
Carlisle Cos., Inc.	2,593	524,408
Carrier Global Corp.	44,638	2,466,249
Cornerstone Building Brands, Inc.(a)	2,814	47,331
CSW Industrials, Inc.	651	77,007
Fortune Brands Home & Security, Inc.	7,157	697,593
Gibraltar Industries, Inc.(a)	1,619	120,907
Griffon Corp.	2,372	54,841
Insteel Industries, Inc.	1,232	47,839

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
JELD-WEN Holding, Inc.(a)	4,334	$114,764
Johnson Controls International plc	36,736	2,623,685
Lennox International, Inc.	1,805	594,621
Masco Corp.	13,158	785,664
Masonite International Corp.(a)	1,247	141,111
Owens Corning	5,153	495,512
PGT Innovations, Inc.(a)	2,429	54,847
Quanex Building Products Corp.	1,892	46,997
Resideo Technologies, Inc.(a)	7,379	217,681
Simpson Manufacturing Co., Inc.	2,261	254,317
Trane Technologies PLC	12,253	2,494,833
Trex Co., Inc.(a)(b)	6,016	584,154
UFP Industries, Inc.	2,964	220,107
View, Inc.(a)(b)	4,259	25,937

		15,355,627

Capital Markets — 3.0%
Affiliated Managers Group, Inc.	2,128	337,160
Ameriprise Financial, Inc.	6,020	1,550,511
Apollo Global Management, Inc.	9,267	545,456
Ares Management Corp., Class A	6,894	493,679
Artisan Partners Asset Management, Inc., Class A	2,962	142,443
Assetmark Financial Holdings, Inc.(a)	965	25,186
Associated Capital Group, Inc., Class A	82	3,091
B. Riley Financial, Inc.	1,026	69,317
Bank of New York Mellon Corp.	43,822	2,249,383
BGC Partners, Inc., Class A	17,841	95,449
BlackRock, Inc.(d)	7,364	6,385,840
Blackstone Group, Inc.	35,102	4,046,207
Blucora, Inc.(a)	2,865	48,304
Brightsphere Investment Group, Inc.	3,261	81,492
Carlyle Group, Inc.	8,221	414,914
Cboe Global Markets, Inc.	5,459	646,728
Charles Schwab Corp.	82,599	5,612,602
CME Group, Inc.	19,052	4,041,501
Cohen & Steers, Inc.	1,418	117,992
Cowen, Inc., Class A	1,474	58,930
Diamond Hill Investment Group, Inc.	101	17,397
Donnelley Financial Solutions, Inc.(a)	1,284	41,358
Evercore, Inc., Class A	2,077	274,579
FactSet Research Systems, Inc.	1,918	685,263
Federated Hermes, Inc.	5,140	166,742
Focus Financial Partners, Inc., Class A(a)	2,618	134,382
Franklin Resources, Inc.	15,056	444,905
GAMCO Investors, Inc., Class A	133	3,583
GCM Grosvenor, Inc., Class A	2,165	21,563
Goldman Sachs Group, Inc.	17,003	6,374,085
Greenhill & Co., Inc.	768	12,303
Hamilton Lane, Inc., Class A	1,743	162,099
Houlihan Lokey, Inc.	3,948	351,767
Interactive Brokers Group, Inc., Class A	4,051	250,595
Intercontinental Exchange, Inc.	28,674	3,436,005
Invesco Ltd.	17,121	417,410
Janus Henderson Group PLC	4,146	173,469
Jefferies Financial Group, Inc.	11,251	373,421
KKR & Co., Inc.	28,515	1,818,116
Lazard Ltd., Class A	5,378	253,842
LPL Financial Holdings, Inc.	4,167	587,714
MarketAxess Holdings, Inc.	1,942	922,780
Moelis & Co., Class A	3,096	183,438
Moody’s Corp.	8,254	3,103,504
Morgan Stanley	71,524	6,864,873
Morningstar, Inc.	1,232	311,240

Security	Shares	Value

Capital Markets (continued)
MSCI, Inc.	4,122	$2,456,547
Nasdaq, Inc.	5,946	1,110,297
Northern Trust Corp.	10,661	1,203,094
Open Lending Corp., Class A(a)	5,102	193,876
Oppenheimer Holdings, Inc., Class A	713	32,049
Piper Sandler Cos	951	116,678
PJT Partners, Inc., Class A	1,317	102,950
Pzena Investment Management, Inc., Class A	1,238	14,175
Raymond James Financial, Inc.	6,401	828,801
S&P Global, Inc.	12,411	5,320,844
Sculptor Capital Management, Inc.	904	20,991
SEI Investments Co.	5,987	364,010
State Street Corp.	18,005	1,568,956
StepStone Group, Inc., Class A	1,925	87,607
Stifel Financial Corp.	5,168	343,879
StoneX Group, Inc.(a)	909	58,658
T. Rowe Price Group, Inc.	11,587	2,365,602
Tradeweb Markets, Inc., Class A	5,561	482,305
Virtu Financial, Inc., Class A	4,942	127,207
Virtus Investment Partners, Inc.	369	101,892
WisdomTree Investments, Inc.	4,011	24,788

		71,277,824

Chemicals — 1.4%
AdvanSix, Inc.(a)	1,050	35,122
Air Products & Chemicals, Inc.	11,369	3,308,720
Albemarle Corp.	6,018	1,239,949
American Vanguard Corp.	2,757	45,518
Amyris, Inc.(a)(b)	8,372	122,064
Ashland Global Holdings, Inc.	2,804	238,536
Avient Corp.	4,809	233,333
Axalta Coating Systems Ltd.(a)	10,563	317,946
Balchem Corp.	1,659	223,783
Cabot Corp.	3,145	173,164
Celanese Corp.	5,800	903,466
CF Industries Holdings, Inc.	11,117	525,278
Chase Corp.	398	46,379
Chemours Co.	8,427	280,198
Corteva, Inc.	38,151	1,632,100
Danimer Scientific, Inc.(a)	3,472	57,913
Diversey Holdings Ltd.(a)	2,196	36,629
Dow, Inc.	38,558	2,396,765
DuPont de Nemours, Inc.	27,418	2,057,721
Eastman Chemical Co.	7,033	792,760
Ecolab, Inc.	12,841	2,835,678
Ecovyst, Inc.(a)	2,650	41,234
Element Solutions, Inc.	16,654	389,537
Ferro Corp.(a)	4,533	94,286
FMC Corp.	6,738	720,629
FutureFuel Corp.	1,697	14,425
GCP Applied Technologies, Inc.(a)	1,984	46,128
Hawkins, Inc.	1,121	40,704
HB Fuller Co.	2,632	170,080
Huntsman Corp.	10,477	276,698
Ingevity Corp.(a)	1,980	168,181
Innospec, Inc.	1,590	140,635
International Flavors & Fragrances, Inc.	12,821	1,931,355
Intrepid Potash, Inc.(a)	281	8,514
Koppers Holdings, Inc.(a)	682	20,944
Kraton Corp.(a)	1,476	56,368
Kronos Worldwide, Inc.	777	10,808
Livent Corp.(a)	7,660	149,447
LyondellBasell Industries NV, Class A	13,552	1,346,120

54	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Marrone Bio Innovations, Inc.(a)	16,704	$20,880
Minerals Technologies, Inc.	2,032	163,007
Mosaic Co.	18,218	568,948
NewMarket Corp.	374	118,150
Olin Corp.	7,327	344,589
Orion Engineered Carbons SA(a)	3,373	60,984
PPG Industries, Inc.	12,175	1,990,856
PureCycle Technologies, Inc.(a)	1,658	24,555
Quaker Chemical Corp.	723	182,008
Rayonier Advanced Materials, Inc.(a)	1,732	12,072
RPM International, Inc.	6,562	568,204
Scotts Miracle-Gro Co.	2,086	369,139
Sensient Technologies Corp.	2,126	185,345
Sherwin-Williams Co.	12,507	3,639,912
Stepan Co.	1,165	137,412
Tredegar Corp.	681	8,901
Trinseo SA	1,858	101,001
Tronox Holdings PLC, Class A	5,236	96,499
Valvoline, Inc.	9,293	285,109
Westlake Chemical Corp.	1,634	135,491
WR Grace & Co.(a)	2,872	199,891
Zymergen, Inc.(a)(b)	866	30,128

		32,372,196

Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	3,167	147,234
ACCO Brands Corp.	3,640	32,542
ADT, Inc.	8,277	86,826
Brady Corp., Class A	2,472	135,169
BrightView Holdings, Inc.(a)	2,533	40,604
Brink’s Co.	2,522	194,093
Casella Waste Systems, Inc., Class A(a)	2,439	167,754
CECO Environmental Corp.(a)	925	6,512
Cimpress PLC(a)	966	98,773
Cintas Corp.	4,580	1,805,344
Clean Harbors, Inc.(a)	2,558	243,010
Copart, Inc.(a)(b)	11,487	1,688,589
CoreCivic, Inc.(a)	6,112	62,831
Covanta Holding Corp.	6,591	132,479
Deluxe Corp.	2,249	98,731
Driven Brands Holdings, Inc.(a)(b)	1,930	61,413
Ennis, Inc.	1,476	29,181
Harsco Corp.(a)	3,441	69,233
Healthcare Services Group, Inc.	3,929	102,547
Heritage-Crystal Clean, Inc.(a)	397	11,187
Herman Miller, Inc.	3,897	168,156
HNI Corp.	2,341	87,319
IAA, Inc.(a)	6,925	418,824
Interface, Inc.	3,303	47,629
KAR Auction Services, Inc.(a)	7,187	118,442
Kimball International, Inc., Class B	1,050	12,999
Matthews International Corp., Class A	2,063	71,380
Montrose Environmental Group Inc.(a)	1,392	74,736
MSA Safety, Inc.	1,891	311,032
Pitney Bowes, Inc.	5,809	46,472
Republic Services, Inc.	10,790	1,277,104
Rollins, Inc.	11,546	442,558
RR Donnelley & Sons Co.(a)	3,532	21,616
SP Plus Corp.(a)	1,356	44,463
Steelcase, Inc., Class A	4,806	66,083
Stericycle, Inc.(a)	4,828	340,615
Team, Inc.(a)	945	5,831

Security	Shares	Value

Commercial Services & Supplies (continued)
Tetra Tech, Inc.	2,778	$370,919
UniFirst Corp.	801	174,434
US Ecology, Inc.(a)	1,725	60,375
Viad Corp.(a)	1,234	56,579
VSE Corp.	300	15,015
Waste Management, Inc.	22,444	3,327,547

		12,774,180

Communications Equipment — 0.8%
ADTRAN, Inc.	2,523	56,540
Arista Networks, Inc.(a)	3,118	1,186,056
Aviat Networks, Inc.(a)(b)	336	12,526
CalAmp Corp.(a)	1,415	17,164
Calix, Inc.(a)	2,812	131,545
Cambium Networks Corp.(a)	644	28,368
Casa Systems, Inc.(a)	501	3,763
Ciena Corp.(a)	7,787	452,736
Cisco Systems, Inc.	219,894	12,175,531
Clearfield, Inc.(a)	817	35,556
CommScope Holding Co., Inc.(a)	10,120	214,139
Comtech Telecommunications Corp.	1,632	40,751
Digi International, Inc.(a)	2,062	42,642
DZS, Inc.(a)	990	19,552
EchoStar Corp., Class A(a)	2,032	45,314
EMCORE Corp.(a)	2,079	18,170
Extreme Networks, Inc.(a)	6,268	69,011
F5 Networks, Inc.(a)(b)	3,619	747,360
Harmonic, Inc.(a)	3,609	31,940
Infinera Corp.(a)	8,035	79,627
Inseego Corp.(a)	4,327	37,602
Juniper Networks, Inc.	16,517	464,788
KVH Industries, Inc.(a)	368	4,166
Lumentum Holdings, Inc.(a)(b)	3,827	321,430
Motorola Solutions, Inc.	8,552	1,914,964
NETGEAR, Inc.(a)	1,767	60,520
NetScout Systems, Inc.(a)	3,898	112,106
Plantronics, Inc.(a)	1,795	55,986
Ribbon Communications, Inc.(a)(b)	4,557	31,489
Ubiquiti, Inc.	369	115,534
ViaSat, Inc.(a)	3,260	161,826
Viavi Solutions, Inc.(a)	11,112	185,459

		18,874,161

Construction & Engineering — 0.2%
AECOM(a)	7,058	444,372
Ameresco, Inc., Class A(a)	1,551	106,290
API Group Corp.(a)(e)	9,005	206,395
Arcosa, Inc.	2,688	147,195
Argan, Inc.	963	43,287
Comfort Systems USA, Inc.	1,734	129,616
Concrete Pumping Holdings, Inc.(a)(b)	1,884	16,391
Construction Partners, Inc., Class A(a)(b)	1,288	43,251
Dycom Industries, Inc.(a)	1,545	107,223
EMCOR Group, Inc.	2,859	348,255
Fluor Corp.(a)	7,117	118,569
Granite Construction, Inc.	2,389	91,785
Great Lakes Dredge & Dock Corp.(a)	2,420	37,268
HC2 Holdings, Inc.(a)	6,253	23,011
IES Holdings, Inc.(a)	192	10,447
Infrastructure and Energy Alternatives, Inc.(a)(b)	1,850	22,330
MasTec, Inc.(a)	2,822	285,671
Matrix Service Co.(a)	1,242	13,550
MYR Group, Inc.(a)	942	90,083

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Northwest Pipe Co.(a)	487	$13,836
NV5 Global, Inc.(a)	710	67,450
Primoris Services Corp.	3,014	90,119
Quanta Services, Inc.	7,026	638,663
Sterling Construction Co., Inc.(a)	1,738	38,166
Tutor Perini Corp.(a)(b)	1,983	27,901
Valmont Industries, Inc.	1,061	251,404
WillScot Mobile Mini Holdings Corp.(a)	9,189	263,816

		3,676,344

Construction Materials — 0.1%
Eagle Materials, Inc.	2,173	307,088
Forterra, Inc.(a)	1,820	42,934
Martin Marietta Materials, Inc.	3,220	1,169,826
Summit Materials, Inc., Class A(a)	6,040	202,944
United States Lime & Minerals, Inc.	114	15,846
US Concrete, Inc.(a)	848	61,743
Vulcan Materials Co.	6,822	1,227,892

		3,028,273

Consumer Finance — 0.7%
Ally Financial, Inc.	18,960	973,786
American Express Co.	33,580	5,726,397
Atlanticus Holdings Corp.(a)	526	22,870
Capital One Financial Corp.	23,129	3,739,959
Credit Acceptance Corp.(a)(b)	482	233,659
Curo Group Holdings Corp.	1,724	27,188
Discover Financial Services	15,719	1,954,186
Encore Capital Group, Inc.(a)	1,672	79,153
Enova International, Inc.(a)	2,095	69,324
Ezcorp, Inc., Class A(a)	1,575	9,009
FirstCash, Inc.	2,158	170,914
Green Dot Corp., Class A(a)	1,798	82,834
LendingClub Corp.(a)	5,772	140,837
LendingTree, Inc.(a)	601	117,327
Navient Corp.	9,301	190,019
Nelnet, Inc., Class A	899	67,695
OneMain Holdings, Inc.	4,829	294,569
Oportun Financial Corp.(a)	866	18,255
PRA Group, Inc.(a)	2,429	94,221
PROG Holdings, Inc.(a)	3,501	153,239
Regional Management Corp.	217	11,225
Santander Consumer USA Holdings, Inc.	3,081	126,413
SLM Corp.	16,604	312,653
Synchrony Financial	30,027	1,411,870
Upstart Holdings Inc(a)	633	76,441
World Acceptance Corp.(a)	213	40,378

		16,144,421

Containers & Packaging — 0.4%
Amcor PLC	78,147	903,379
AptarGroup, Inc.	3,348	431,624
Ardagh Group SA	1,250	29,188
Avery Dennison Corp.	4,768	1,004,522
Ball Corp.	16,547	1,338,321
Berry Global Group, Inc.(a)	6,878	442,187
Crown Holdings, Inc.	6,761	674,477
Graphic Packaging Holding Co.	13,834	265,198
Greif, Inc., Class A	1,471	89,172
Greif, Inc., Class B	150	9,132
International Paper Co.	20,141	1,163,344
Myers Industries, Inc.	2,006	42,487
O-I Glass, Inc.(a)	8,316	122,994

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	4,909	$694,624
Pactiv Evergreen, Inc.	2,722	39,387
Ranpak Holdings Corp.(a)	1,714	43,913
Sealed Air Corp.	7,711	437,599
Silgan Holdings, Inc.	4,362	176,748
Sonoco Products Co.	5,170	329,794
UFP Technologies, Inc.(a)	191	11,418
Westrock Co.	13,545	666,550

		8,916,058

Distributors — 0.1%
Core-Mark Holding Co., Inc.	2,496	107,428
Funko, Inc., Class A(a)	1,471	27,449
Genuine Parts Co.	7,395	938,573
LKQ Corp.(a)	14,346	728,060
Pool Corp.	2,017	963,763

		2,765,273

Diversified Consumer Services — 0.2%
2U, Inc.(a)(b)	3,716	161,274
Adtalem Global Education, Inc.(a)	2,748	99,862
American Public Education, Inc.(a)	1,286	38,091
Bright Horizons Family Solutions, Inc.(a)	3,094	462,553
Carriage Services, Inc.	750	27,885
Chegg, Inc.(a)(b)	7,087	628,121
Coursera, Inc.(a)	626	22,279
frontdoor, Inc.(a)	4,541	222,237
Graham Holdings Co., Class B	197	130,938
Grand Canyon Education, Inc.(a)	2,471	228,246
H&R Block, Inc.	9,397	230,696
Houghton Mifflin Harcourt Co.(a)	6,474	73,286
Laureate Education, Inc., Class A(a)	4,568	67,652
OneSpaWorld Holdings Ltd.(a)	1,738	17,171
Perdoceo Education Corp.(a)	2,686	31,856
Regis Corp.(a)	1,081	8,616
Service Corp. International	8,342	521,292
Strategic Education, Inc.	1,286	101,967
Stride, Inc.(a)	2,478	75,976
Terminix Global Holdings, Inc.(a)	6,772	355,530
Vivint Smart Home, Inc.(a)(b)	4,939	60,602
WW International, Inc.(a)(b)	2,679	82,352

		3,648,482

Diversified Financial Services — 1.2%
Alerus Financial Corp.	1,174	32,813
A-Mark Precious Metals, Inc.	438	22,312
Banco Latinoamericano de Comercio Exterior SA, Class E	1,539	25,363
Berkshire Hathaway, Inc., Class B(a)	97,016	26,998,583
Cannae Holdings, Inc.(a)	4,260	141,645
Equitable Holdings, Inc.	20,143	621,814
Marlin Business Services Corp.	1,226	27,659
Voya Financial, Inc.	6,186	398,378

		28,268,567

Diversified Telecommunication Services — 1.0%
Anterix, Inc.(a)	518	30,210
AT&T, Inc.	372,162	10,439,144
ATN International, Inc.	370	15,929
Bandwidth, Inc., Class A(a)	1,206	156,370
Cincinnati Bell, Inc.(a)	1,146	17,580
Cogent Communications Holdings, Inc.	2,241	173,924
Consolidated Communications Holdings, Inc.(a)	4,659	35,828
Globalstar, Inc.(a)(b)	30,159	41,619

56	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
IDT Corp., Class B(a)	1,298	$64,640
Iridium Communications, Inc.(a)	6,146	259,546
Liberty Latin America Ltd., Class A(a)	2,374	32,405
Liberty Latin America Ltd., Class C(a)	7,372	101,955
Lumen Technologies, Inc.	57,556	717,723
Ooma, Inc.(a)	719	13,337
ORBCOMM, Inc.(a)	4,580	51,708
Radius Global Infrastructure, Inc., Class A(a)	2,156	33,051
Verizon Communications, Inc.	215,546	12,023,156

		24,208,125

Electric Utilities — 1.4%
ALLETE, Inc.	2,690	189,161
Alliant Energy Corp.	12,994	760,539
American Electric Power Co., Inc.	25,302	2,229,612
Avangrid, Inc.	3,047	158,871
Duke Energy Corp.	40,634	4,271,040
Edison International	18,811	1,025,199
Entergy Corp.	10,380	1,068,310
Evergy, Inc.	11,695	762,748
Eversource Energy	17,688	1,525,944
Exelon Corp.	50,304	2,354,227
FirstEnergy Corp.	27,611	1,058,053
Hawaiian Electric Industries, Inc.	5,314	230,309
IDACORP, Inc.	2,671	281,657
MGE Energy, Inc.	1,782	139,210
NextEra Energy, Inc.	102,417	7,978,284
NRG Energy, Inc.	12,745	525,604
OGE Energy Corp.	10,022	338,242
Otter Tail Corp.	2,126	107,979
PG&E Corp.(a)	78,786	692,529
Pinnacle West Capital Corp.	5,923	494,867
PNM Resources, Inc.	4,517	218,307
Portland General Electric Co.	4,493	219,708
PPL Corp.	39,474	1,119,877
Southern Co.	56,230	3,591,410
Spark Energy, Inc., Class A	516	5,743
Xcel Energy, Inc.	27,688	1,889,706

		33,237,136

Electrical Equipment — 0.7%
Acuity Brands, Inc.	2,427	425,647
Allied Motion Technologies, Inc.	267	8,787
American Superconductor Corp.(a)	1,101	15,469
AMETEK, Inc.	11,972	1,664,707
Array Technologies, Inc.(a)	5,898	79,859
Atkore, Inc.(a)	2,465	185,146
AZZ, Inc.	1,415	74,981
Babcock & Wilcox Enterprises, Inc.(a)	2,924	20,936
Beam Global(a)	614	18,770
Bloom Energy Corp., Class A(a)	7,012	152,862
ChargePoint Holdings, Inc.(a)	6,310	149,232
Eaton Corp. PLC	20,448	3,231,806
Emerson Electric Co.	30,787	3,106,100
Encore Wire Corp.	957	75,058
EnerSys	2,231	220,110
Eos Energy Enterprises, Inc.(a)(b)	1,221	18,950
FuelCell Energy, Inc.(a)	16,793	106,300
Generac Holdings, Inc.(a)	3,161	1,325,597
GrafTech International Ltd.	8,076	91,824
Hubbell, Inc.	2,712	543,648
nVent Electric PLC	8,381	264,923
Plug Power, Inc.(a)	26,204	714,845

Security	Shares	Value

Electrical Equipment (continued)
Powell Industries, Inc.	401	$11,665
Preformed Line Products Co.	83	5,687
Regal Beloit Corp.	2,040	300,349
Rockwell Automation, Inc.	6,273	1,928,446
Romeo Power, Inc.(a)(b)	2,599	18,323
Sensata Technologies Holding PLC(a)	8,318	487,601
Shoals Technologies Group, Inc., Class A(a)	3,915	113,887
Stem, Inc.(a)(b)	3,143	85,207
Sunrun, Inc.(a)(b)	10,585	560,687
Thermon Group Holdings, Inc.(a)	2,167	36,102
TPI Composites, Inc.(a)	1,837	71,900
Vertiv Holdings Co.	14,120	395,925
Vicor Corp.(a)	1,044	120,697

		16,632,033

Electronic Equipment, Instruments & Components — 0.7%
908 Devices, Inc.(a)(b)	557	17,406
Advanced Energy Industries, Inc.	2,012	208,745
Aeva Technologies, Inc.(a)	2,101	18,405
Akoustis Technologies, Inc.(a)	1,380	13,358
Amphenol Corp., Class A	30,004	2,174,990
Arlo Technologies, Inc.(a)	4,365	26,670
Arrow Electronics, Inc.(a)	3,902	462,660
Avnet, Inc.	5,021	207,468
Badger Meter, Inc.	1,495	151,040
Belden, Inc.	2,368	116,032
Benchmark Electronics, Inc.	1,484	39,178
CDW Corp.	7,230	1,325,621
Cognex Corp.	8,916	806,096
Coherent, Inc.(a)	1,242	305,457
Corning, Inc.	39,202	1,640,996
CTS Corp.	1,973	69,035
Daktronics, Inc.(a)	624	3,813
ePlus, Inc.(a)	676	62,503
Fabrinet(a)	1,955	184,787
FARO Technologies, Inc.(a)	883	64,362
Identiv, Inc.(a)	1,391	22,645
II-VI, Inc.(a)(b)	5,327	371,878
Insight Enterprises, Inc.(a)	1,903	191,023
IPG Photonics Corp.(a)	1,853	404,250
Iteris, Inc.(a)	3,274	20,397
Itron, Inc.(a)	2,263	223,177
Jabil, Inc.	7,425	442,085
Keysight Technologies, Inc.(a)	9,513	1,565,364
Kimball Electronics, Inc.(a)	871	17,760
Knowles Corp.(a)(b)	5,726	114,749
Littelfuse, Inc.	1,183	314,666
Luna Innovations, Inc.(a)	2,071	25,535
Methode Electronics, Inc.	1,799	86,046
MicroVision, Inc.(a)(b)	7,938	109,306
Napco Security Technologies, Inc.(a)(b)	1,131	39,981
National Instruments Corp.	6,604	291,302
nLight, Inc.(a)	1,784	61,887
Novanta, Inc.(a)	1,842	258,635
OSI Systems, Inc.(a)(b)	853	85,343
Ouster, Inc.(a)(b)	1,664	15,292
PAR Technology Corp.(a)	1,206	73,626
PC Connection, Inc.	479	22,781
Plexus Corp.(a)	1,378	124,461
Rogers Corp.(a)	963	183,548
Sanmina Corp.(a)	3,539	135,968
ScanSource, Inc.(a)	5,305	146,365
SYNNEX Corp.	2,124	253,903

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble, Inc.(a)	12,953	$1,107,482
TTM Technologies, Inc.(a)	5,780	80,862
Velodyne Lidar, Inc.(a)(b)	3,591	28,764
Vishay Intertechnology, Inc.	7,564	167,391
Vishay Precision Group, Inc.(a)	235	8,538
Vontier Corp.	8,523	275,719
Zebra Technologies Corp., Class A(a)	2,737	1,512,138

		16,681,489

Energy Equipment & Services — 0.2%
Archrock, Inc.	8,196	70,568
Aspen Aerogels, Inc.(a)	1,334	50,225
Baker Hughes Co.	43,169	916,909
Bristow Group, Inc.(a)	204	5,300
Cactus, Inc., Class A	2,808	101,200
ChampionX Corp.(a)	10,619	246,785
DMC Global, Inc.(a)	948	41,494
Dril-Quip, Inc.(a)	2,080	59,446
Frank’s International NV(a)	4,988	13,717
Halliburton Co.	46,077	952,872
Helix Energy Solutions Group, Inc.(a)	9,071	37,645
Helmerich & Payne, Inc.	5,766	165,311
Liberty Oilfield Services, Inc., Class A(a)	5,009	51,042
Nabors Industries Ltd.(a)	460	40,255
National Energy Services Reunited Corp.(a)(b)	1,333	17,196
Newpark Resources, Inc.(a)	2,639	8,524
NexTier Oilfield Solutions, Inc.(a)	9,126	34,861
NOV, Inc.(a)	19,742	272,637
Oceaneering International, Inc.(a)	5,475	72,598
Oil States International, Inc.(a)	1,913	10,828
Patterson-UTI Energy, Inc.	9,536	76,479
ProPetro Holding Corp.(a)	4,714	35,591
RPC, Inc.(a)	2,009	8,438
Schlumberger NV	72,395	2,087,148
Select Energy Services, Inc., Class A(a)	1,380	8,211
Solaris Oilfield Infrastructure, Inc., Class A	756	6,577
TETRA Technologies, Inc.(a)	6,116	18,898
Tidewater, Inc.(a)	1,293	14,637
U.S. Silica Holdings, Inc.(a)	4,387	44,309

		5,469,701

Entertainment — 1.8%
Activision Blizzard, Inc.	39,863	3,333,344
AMC Entertainment Holdings, Inc., Class A(a)	20,519	759,613
Chicken Soup For The Soul Entertainment, Inc.(a)(b)	554	19,878
Cinemark Holdings, Inc.(a)	5,597	86,921
CuriosityStream, Inc.(a)(b)	1,616	17,760
Electronic Arts, Inc.	14,814	2,132,623
Eros STX Global Corp.(a)	21,112	23,012
IMAX Corp.(a)	2,341	37,784
Liberty Media Corp.-Liberty Braves, Class A(a)	602	15,977
Liberty Media Corp.-Liberty Braves, Class C(a)	1,290	34,121
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	2,935	121,685
Liberty Media Corp.-Liberty Formula One, Class C(a)	8,329	390,880
Lions Gate Entertainment Corp., Class A(a)(b)	4,773	71,738
Lions Gate Entertainment Corp., Class B(a)	3,890	51,970
Live Nation Entertainment, Inc.(a)	6,822	538,188
LiveXLive Media, Inc.(a)	943	3,338
Madison Square Garden Entertainment Corp.(a)	1,317	92,137
Madison Square Garden Sports Corp.(a)	954	155,254
Marcus Corp.(a)	914	14,688
Netflix, Inc.(a)	22,498	11,644,290

Security	Shares	Value

Entertainment (continued)
Playtika Holding Corp.(a)(b)	4,199	$93,344
Roku, Inc.(a)	6,181	2,647,384
Skillz, Inc.(a)(b)	14,877	209,468
Spotify Technology SA(a)	7,034	1,608,465
Take-Two Interactive Software, Inc.(a)	5,964	1,034,277
Walt Disney Co.(a)	94,341	16,605,903
World Wrestling Entertainment, Inc., Class A	2,299	113,525
Zynga, Inc., Class A(a)	52,435	529,593

		42,387,160

Equity Real Estate Investment Trusts (REITs) — 3.2%
Acadia Realty Trust	4,332	92,705
Agree Realty Corp.	3,362	252,654
Alexander & Baldwin, Inc.	4,091	81,902
Alexander’s, Inc.	94	26,211
Alexandria Real Estate Equities, Inc.	7,548	1,519,714
American Assets Trust, Inc.	2,957	109,202
American Campus Communities, Inc.	6,936	348,950
American Finance Trust, Inc.	4,079	34,549
American Homes 4 Rent, Class A	14,287	600,054
American Tower Corp.	23,636	6,684,261
Americold Realty Trust	13,311	517,132
Apartment Income REIT Corp.	7,847	413,066
Apartment Investment and Management Co., Class A(a)	8,722	60,705
Apple Hospitality REIT, Inc.	10,716	160,204
Armada Hoffler Properties, Inc.	1,444	18,772
Ashford Hospitality Trust, Inc.(a)	572	9,266
AvalonBay Communities, Inc.	7,175	1,634,680
Boston Properties, Inc.	7,917	929,297
Braemar Hotels & Resorts, Inc.(a)	3,646	18,595
Brandywine Realty Trust	10,235	142,881
Brixmor Property Group, Inc.	14,992	345,116
Broadstone Net Lease, Inc.	7,141	185,809
Camden Property Trust	4,747	709,154
CareTrust REIT, Inc.	3,409	82,225
Catchmark Timber Trust, Inc., Class A	1,412	16,506
Centerspace	578	52,020
Chatham Lodging Trust(a)	2,016	24,756
City Office REIT, Inc.	1,953	25,135
Clipper Realty, Inc.	393	3,270
Columbia Property Trust, Inc.	6,039	100,670
Community Healthcare Trust, Inc.	1,398	69,662
CorePoint Lodging, Inc.(a)	1,425	19,152
CoreSite Realty Corp.	2,136	295,217
Corporate Office Properties Trust	5,587	164,481
Cousins Properties, Inc.	7,533	299,211
Crown Castle International Corp.	22,161	4,279,067
CTO Realty Growth, Inc.	108	6,069
CubeSmart	10,153	504,198
CyrusOne, Inc.	6,486	462,257
DiamondRock Hospitality Co.(a)	8,612	74,149
Digital Realty Trust, Inc.	15,207	2,344,311
DigitalBridge Group, Inc.(a)	24,985	173,896
Diversified Healthcare Trust	14,315	55,829
Douglas Emmett, Inc.	8,578	286,505
Duke Realty Corp.	19,286	981,272
Easterly Government Properties, Inc.	4,896	111,139
EastGroup Properties, Inc.	1,953	344,158
Empire State Realty Trust, Inc., Class A	7,712	88,148
EPR Properties	3,839	193,102
Equinix, Inc.	4,600	3,773,886
Equity Commonwealth	6,167	162,130

58	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity LifeStyle Properties, Inc.	8,808	$738,110
Equity Residential	18,950	1,594,264
Essential Properties Realty Trust, Inc.	6,004	178,919
Essex Property Trust, Inc.	3,338	1,095,198
Extra Space Storage, Inc.	6,721	1,170,395
Farmland Partners, Inc.	2,041	25,717
Federal Realty Investment Trust	3,899	458,249
First Industrial Realty Trust, Inc.	6,646	364,068
Four Corners Property Trust, Inc.	3,889	111,653
Franklin Street Properties Corp.	7,341	38,320
Gaming and Leisure Properties, Inc.	11,268	533,427
Geo Group, Inc.(a)	4,668	32,303
Getty Realty Corp.	1,530	48,333
Gladstone Commercial Corp.	2,038	47,241
Gladstone Land Corp.	1,361	31,739
Global Medical REIT, Inc.	3,155	49,092
Global Net Lease, Inc.	5,657	104,485
Healthcare Realty Trust, Inc.	7,039	224,403
Healthcare Trust of America, Inc., Class A	10,928	312,432
Healthpeak Properties, Inc.	28,018	1,035,825
Hersha Hospitality Trust(a)	1,059	9,965
Highwoods Properties, Inc.	5,431	259,004
Host Hotels & Resorts, Inc.(a)	36,533	581,971
Hudson Pacific Properties, Inc.	7,629	207,967
Independence Realty Trust, Inc.	6,609	127,422
Indus Realty Trust, Inc.	343	23,170
Industrial Logistics Properties Trust	2,854	77,343
Innovative Industrial Properties, Inc.	1,192	256,268
Invitation Homes, Inc.	29,134	1,185,171
Iron Mountain, Inc.	14,533	635,964
iStar, Inc.	3,168	76,761
JBG SMITH Properties	6,550	213,727
Kilroy Realty Corp.	5,916	409,801
Kimco Realty Corp.	20,906	445,925
Kite Realty Group Trust	4,402	88,744
Lamar Advertising Co., Class A	4,344	463,070
Lexington Realty Trust	13,535	177,985
Life Storage, Inc.	4,803	563,680
LTC Properties, Inc.	2,807	106,245
Macerich Co.	9,990	162,837
Mack-Cali Realty Corp.(a)	4,655	83,790
Medical Properties Trust, Inc.	30,434	640,027
Mid-America Apartment Communities, Inc.	5,832	1,126,159
Monmouth Real Estate Investment Corp.	5,007	95,333
National Health Investors, Inc.	2,414	164,707
National Retail Properties, Inc.	8,879	433,917
National Storage Affiliates Trust	3,732	202,162
NETSTREIT Corp.	2,146	55,689
New Senior Investment Group, Inc.	3,694	34,059
NexPoint Residential Trust, Inc.	1,405	82,825
Office Properties Income Trust	3,092	89,606
Omega Healthcare Investors, Inc.	11,999	435,324
One Liberty Properties, Inc.	651	19,914
Outfront Media, Inc.(a)	7,441	177,765
Paramount Group, Inc.	10,176	99,318
Park Hotels & Resorts, Inc.(a)	12,212	225,922
Pebblebrook Hotel Trust	6,691	150,481
Physicians Realty Trust	11,695	221,620
Piedmont Office Realty Trust, Inc., Class A	6,483	123,307
Plymouth Industrial REIT, Inc.	2,004	46,252
Postal Realty Trust, Inc., Class A	1,151	22,122
PotlatchDeltic Corp.	3,461	179,764

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Preferred Apartment Communities, Inc., Class A	2,312	$24,368
Prologis, Inc.	37,965	4,861,039
PS Business Parks, Inc.	1,128	173,340
Public Storage	7,723	2,413,283
QTS Realty Trust, Inc., Class A	3,442	267,478
Rayonier, Inc.	7,133	268,985
Realty Income Corp.	19,417	1,364,821
Regency Centers Corp.	8,578	561,087
Retail Opportunity Investments Corp.	7,052	124,609
Retail Properties of America, Inc., Class A	10,116	127,563
Retail Value, Inc.	555	13,564
Rexford Industrial Realty, Inc.	8,538	525,258
RLJ Lodging Trust	8,528	122,377
RPT Realty	4,311	54,922
Ryman Hospitality Properties, Inc.(a)	2,720	208,624
Sabra Health Care REIT, Inc.	11,607	215,774
Safehold, Inc.	923	83,365
Saul Centers, Inc.	796	36,298
SBA Communications Corp.	5,915	2,016,956
Seritage Growth Properties, Class A(a)	2,263	35,914
Service Properties Trust	8,692	96,742
Simon Property Group, Inc.	16,828	2,129,079
SITE Centers Corp.	8,961	142,121
SL Green Realty Corp.	3,600	268,056
Spirit Realty Capital, Inc.	6,142	308,451
STAG Industrial, Inc.	8,313	343,493
STORE Capital Corp.	12,389	448,358
Summit Hotel Properties, Inc.(a)	5,580	50,276
Sun Communities, Inc.	5,696	1,117,043
Sunstone Hotel Investors, Inc.(a)	11,930	137,672
Tanger Factory Outlet Centers, Inc.	5,117	87,859
Terreno Realty Corp.	3,615	247,121
UDR, Inc.	16,946	931,861
UMH Properties, Inc.	2,451	57,059
Uniti Group, Inc.	10,480	122,721
Universal Health Realty Income Trust	517	30,891
Urban Edge Properties	6,477	123,063
Urstadt Biddle Properties, Inc., Class A	1,775	33,849
Ventas, Inc.	19,442	1,162,243
VEREIT, Inc.	12,077	591,411
VICI Properties, Inc.	27,898	870,139
Vornado Realty Trust	8,984	390,804
Washington Real Estate Investment Trust	4,505	109,426
Weingarten Realty Investors	6,318	203,376
Welltower, Inc.	21,499	1,867,403
Weyerhaeuser Co.	38,696	1,305,216
Whitestone REIT	1,160	10,266
WP Carey, Inc.	9,153	738,556
Xenia Hotels & Resorts, Inc.(a)	5,735	101,395

		76,390,131

Food & Staples Retailing — 1.2%
Albertsons Cos., Inc., Class A(b)	8,418	181,829
Andersons, Inc.	1,554	41,492
BJ’s Wholesale Club Holdings, Inc.(a)	7,072	358,126
Casey’s General Stores, Inc.	1,860	367,741
Chefs’ Warehouse, Inc.(a)	1,845	53,357
Costco Wholesale Corp.	23,036	9,899,030
Grocery Outlet Holding Corp.(a)(b)	4,458	147,649
HF Foods Group, Inc.(a)	1,854	9,585
Ingles Markets, Inc., Class A	575	34,362
Kroger Co.	38,526	1,568,008
Natural Grocers by Vitamin Cottage, Inc.	357	3,991

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Performance Food Group Co.(a)(b)	6,853	$314,004
PriceSmart, Inc.	1,312	117,739
Rite Aid Corp.(a)(b)	3,304	50,221
SpartanNash Co.	1,724	33,532
Sprouts Farmers Market, Inc.(a)	6,156	151,315
Sysco Corp.	25,238	1,872,660
United Natural Foods, Inc.(a)	2,825	93,564
US Foods Holding Corp.(a)	11,309	388,351
Village Super Market, Inc., Class A	168	3,788
Walgreens Boots Alliance, Inc.	37,177	1,752,896
Walmart, Inc.	73,897	10,534,017
Weis Markets, Inc.	882	46,437

		28,023,694

Food Products — 0.9%
AppHarvest, Inc.(a)(b)	2,442	29,109
Archer-Daniels-Midland Co.	28,869	1,724,057
B&G Foods, Inc.	3,214	92,306
Beyond Meat, Inc.(a)	2,983	366,014
Bunge Ltd.	7,250	562,818
Calavo Growers, Inc.	718	40,452
Cal-Maine Foods, Inc.(b)	1,578	55,056
Campbell Soup Co.	10,285	449,660
Conagra Brands, Inc.	24,055	805,602
Darling Ingredients, Inc.(a)	8,513	587,993
Flowers Foods, Inc.	9,948	234,375
Fresh Del Monte Produce, Inc.	1,399	43,173
Freshpet, Inc.(a)	2,061	301,833
General Mills, Inc.	31,609	1,860,506
Hain Celestial Group, Inc.(a)	4,276	170,655
Hershey Co.	7,557	1,351,796
Hormel Foods Corp.	14,438	669,634
Hostess Brands, Inc.(a)(b)	6,896	110,957
Ingredion, Inc.	3,386	297,325
J&J Snack Foods Corp.	731	120,162
J.M. Smucker Co.	5,540	726,349
John B Sanfilippo & Son, Inc.	296	27,339
Kellogg Co.	13,120	831,283
Kraft Heinz Co.	34,365	1,322,022
Lamb Weston Holdings, Inc.	7,420	495,433
Lancaster Colony Corp.	1,028	203,410
Landec Corp.(a)	899	9,835
Limoneira Co.	296	5,301
McCormick & Co., Inc.	13,054	1,098,755
Mission Produce, Inc.(a)	1,882	36,454
Mondelez International, Inc., Class A	71,856	4,545,611
Pilgrim’s Pride Corp.(a)	2,023	44,809
Post Holdings, Inc.(a)	3,055	312,649
Sanderson Farms, Inc.	1,016	189,829
Seaboard Corp.	12	49,320
Seneca Foods Corp., Class A(a)	168	9,196
Simply Good Foods Co.(a)	4,500	168,660
Tattooed Chef, Inc.(a)(b)	2,366	46,658
Tootsie Roll Industries, Inc.	912	31,364
TreeHouse Foods, Inc.(a)(b)	2,747	121,967
Tyson Foods, Inc., Class A	15,015	1,072,972
Utz Brands, Inc.	2,967	67,173
Vital Farms, Inc.(a)(b)	1,197	20,840
Whole Earth Brands, Inc.(a)(b)	1,975	25,399

		21,336,111

Gas Utilities — 0.1%
Atmos Energy Corp.	6,768	667,257

Security	Shares	Value

Gas Utilities (continued)
Brookfield Infrastructure Corp., Class A	1,856	$120,195
Chesapeake Utilities Corp.	1,026	127,829
National Fuel Gas Co.	4,428	227,732
New Jersey Resources Corp.	5,074	195,450
Northwest Natural Holding Co.	1,623	84,867
ONE Gas, Inc.	2,723	200,903
South Jersey Industries, Inc.	4,823	121,395
Southwest Gas Holdings, Inc.	2,953	206,503
Spire, Inc.	2,547	180,710
UGI Corp.	10,947	503,453

		2,636,294

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	90,390	10,935,382
ABIOMED, Inc.(a)	2,595	848,928
Accelerate Diagnostics, Inc.(a)(b)	1,051	7,840
Accuray, Inc.(a)	2,245	9,204
Acutus Medical, Inc.(a)	1,352	20,821
Align Technology, Inc.(a)	4,055	2,821,469
Alphatec Holdings, Inc.(a)	3,545	52,253
AngioDynamics, Inc.(a)	2,055	54,725
Apyx Medical Corp.(a)	1,544	13,896
Asensus Surgical, Inc.(a)	11,764	27,528
Aspira Women’s Health, Inc.(a)(b)	2,554	11,442
AtriCure, Inc.(a)	2,318	195,778
Atrion Corp.	52	32,705
Avanos Medical, Inc.(a)	2,746	104,183
Axogen, Inc.(a)	1,488	30,311
Axonics, Inc.(a)	2,103	142,899
Baxter International, Inc.	26,020	2,012,647
Becton Dickinson and Co.	14,892	3,808,629
BioLife Solutions, Inc.(a)	1,232	57,781
Boston Scientific Corp.(a)	73,218	3,338,741
Butterfly Network, Inc.(a)(b)	1,681	18,054
Cardiovascular Systems, Inc.(a)	1,719	69,258
Cerus Corp.(a)(b)	6,213	31,314
ClearPoint Neuro, Inc.(a)	1,187	26,387
CONMED Corp.	1,463	201,806
Cooper Cos., Inc.	2,499	1,054,003
CryoLife, Inc.(a)	2,287	61,749
CryoPort, Inc.(a)	1,976	121,959
Cutera, Inc.(a)	1,121	58,236
CytoSorbents Corp.(a)	2,460	18,721
Danaher Corp.	32,612	9,701,744
DarioHealth Corp.(a)	1,102	16,354
DENTSPLY SIRONA, Inc.	11,058	730,270
DexCom, Inc.(a)	4,966	2,560,023
Eargo, Inc.(a)	928	33,408
Edwards Lifesciences Corp.(a)	32,917	3,695,592
Envista Holdings Corp.(a)	8,151	351,145
Glaukos Corp.(a)(b)	2,324	118,524
Globus Medical, Inc., Class A(a)	3,954	328,854
Haemonetics Corp.(a)	2,499	151,914
Heska Corp.(a)	478	115,055
Hill-Rom Holdings, Inc.	3,461	479,210
Hologic, Inc.(a)	13,255	994,655
ICU Medical, Inc.(a)	1,072	217,927
IDEXX Laboratories, Inc.(a)	4,347	2,949,570
Inari Medical, Inc.(a)	1,709	153,451
Inogen, Inc.(a)	1,013	80,807
Insulet Corp.(a)	3,449	964,651
Integer Holdings Corp.(a)	1,733	169,643
Integra LifeSciences Holdings Corp.(a)	3,786	274,069

60	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Intersect ENT, Inc.(a)	1,517	$35,422
Intuitive Surgical, Inc.(a)	6,082	6,030,060
Invacare Corp.(a)	2,642	19,102
iRhythm Technologies, Inc.(a)	1,636	83,632
Lantheus Holdings, Inc.(a)	3,051	79,845
LeMaitre Vascular, Inc.	829	45,147
LivaNova PLC(a)	2,518	217,303
Masimo Corp.(a)	2,583	703,583
Medtronic PLC	70,294	9,230,305
Meridian Bioscience, Inc.(a)	2,171	44,505
Merit Medical Systems, Inc.(a)	2,616	183,355
Mesa Laboratories, Inc.	221	65,087
Misonix, Inc.(a)	961	25,505
Natus Medical, Inc.(a)	1,964	52,439
Neogen Corp.(a)	5,314	231,478
Neuronetics, Inc.(a)	1,285	17,039
Nevro Corp.(a)(b)	1,734	268,770
Novocure Ltd.(a)	5,314	818,409
NuVasive, Inc.(a)	2,730	174,583
OraSure Technologies, Inc.(a)	2,564	30,230
Ortho Clinical Diagnostics Holdings PLC(a)	4,601	103,384
Orthofix Medical, Inc.(a)	1,089	43,277
OrthoPediatrics Corp.(a)	618	38,835
Outset Medical, Inc.(a)	2,310	94,618
PAVmed, Inc.(a)	3,568	24,512
Penumbra, Inc.(a)	1,730	460,578
Pulmonx Corp.(a)	1,314	52,113
Pulse Biosciences, Inc.(a)	649	13,304
Quidel Corp.(a)	1,910	270,208
Quotient Ltd.(a)	2,710	9,241
ResMed, Inc.	7,403	2,012,135
SeaSpine Holdings Corp.(a)	1,292	25,310
Senseonics Holdings, Inc.(a)(b)	20,903	64,172
Shockwave Medical, Inc.(a)	1,713	311,766
SI-BONE, Inc.(a)	1,664	50,486
Sientra, Inc.(a)	3,843	31,705
Silk Road Medical, Inc.(a)	1,727	86,661
Soliton, Inc.(a)	986	21,623
STAAR Surgical Co.(a)	2,361	302,019
Stereotaxis, Inc.(a)	2,252	20,516
STERIS PLC	5,148	1,122,007
Stryker Corp.	18,487	5,008,868
Surmodics, Inc.(a)	823	45,356
Tactile Systems Technology, Inc.(a)	1,111	54,417
Talis Biomedical Corp.(a)(b)	2,293	23,618
Tandem Diabetes Care, Inc.(a)	3,150	342,310
Teleflex, Inc.	2,420	961,781
TransMedics Group, Inc.(a)	1,422	40,555
Treace Medical Concepts, Inc.(a)(b)	656	19,851
Utah Medical Products, Inc.	90	8,046
Vapotherm, Inc.(a)	796	20,585
Varex Imaging Corp.(a)	2,011	54,900
ViewRay, Inc.(a)	5,896	39,149
West Pharmaceutical Services, Inc.	3,777	1,555,104
Zimmer Biomet Holdings, Inc.	10,831	1,770,002
Zynex, Inc.(a)(b)	746	10,362

		83,744,688

Health Care Providers & Services — 2.5%
1Life Healthcare, Inc.(a)	5,871	158,752
Acadia Healthcare Co., Inc.(a)	4,567	281,875
Accolade, Inc.(a)	2,548	119,272

Security	Shares	Value

Health Care Providers & Services (continued)
AdaptHealth Corp.(a)	4,231	$94,732
Addus HomeCare Corp.(a)	862	74,813
Agiliti, Inc.(a)	1,083	21,216
Agilon Health, Inc.(a)(b)	6,006	220,961
Alignment Healthcare, Inc.(a)	1,178	24,538
Amedisys, Inc.(a)	1,623	422,986
AmerisourceBergen Corp.	7,647	934,234
AMN Healthcare Services, Inc.(a)	2,410	242,350
Anthem, Inc.	12,957	4,975,618
Apollo Medical Holdings, Inc.(a)	1,826	161,364
Aveanna Healthcare Holdings, Inc.(a)	1,972	20,390
Brookdale Senior Living, Inc.(a)	9,444	71,019
Cardinal Health, Inc.	14,819	879,952
Castle Biosciences, Inc.(a)	1,068	74,600
Centene Corp.(a)	29,822	2,046,087
Chemed Corp.	807	384,148
Cigna Corp.	17,643	4,048,892
Community Health Systems, Inc.(a)	6,300	83,916
CorVel Corp.(a)	425	59,849
Covetrus, Inc.(a)	4,928	125,467
Cross Country Healthcare, Inc.(a)	1,938	31,822
CVS Health Corp.	69,250	5,703,430
DaVita, Inc.(a)	3,749	450,817
Encompass Health Corp.	4,980	414,585
Ensign Group, Inc.	2,653	225,691
Fulgent Genetics, Inc.(a)(b)	1,025	94,556
Guardant Health, Inc.(a)	4,560	500,688
Hanger, Inc.(a)	1,491	36,589
HCA Healthcare, Inc.	13,419	3,330,596
HealthEquity, Inc.(a)	4,113	304,280
Henry Schein, Inc.(a)	7,330	587,500
Humana, Inc.	6,643	2,828,988
InfuSystem Holdings, Inc.(a)	955	17,429
Innovage Holding Corp.(a)	978	16,489
Joint Corp.(a)	581	45,893
Laboratory Corp. of America Holdings(a)	5,042	1,493,188
LHC Group, Inc.(a)	1,536	330,517
Magellan Health, Inc.(a)	1,029	97,055
McKesson Corp.	8,276	1,686,897
MEDNAX, Inc.(a)	4,054	118,053
ModivCare, Inc.(a)	665	113,050
Molina Healthcare, Inc.(a)	2,916	796,097
National HealthCare Corp.	696	54,044
National Research Corp.	477	25,176
Oak Street Health, Inc.(a)(b)	5,534	348,863
Ontrak, Inc.(a)	306	8,265
Option Care Health, Inc.(a)	5,628	116,612
Owens & Minor, Inc.	3,684	170,385
Patterson Cos., Inc.	4,487	139,680
Pennant Group, Inc.(a)	1,158	39,627
PetIQ, Inc.(a)	1,413	49,964
Premier, Inc., Class A	6,585	234,689
Privia Health Group, Inc.(a)	942	39,093
Progyny, Inc.(a)	3,155	175,702
Quest Diagnostics, Inc.	6,800	964,240
R1 RCM, Inc.(a)	6,591	141,113
RadNet, Inc.(a)	2,261	83,069
Select Medical Holdings Corp.	5,669	223,642
Sharps Compliance Corp.(a)	2,450	24,451
Signify Health, Inc., Class A(a)	1,128	29,689
SOC Telemed, Inc.(a)	3,552	16,304
Surgery Partners, Inc.(a)	1,668	91,006

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(a)	5,352	$384,488
Tivity Health, Inc.(a)	1,912	47,953
Triple-S Management Corp., Class B(a)	753	18,321
U.S. Physical Therapy, Inc.	546	64,515
UnitedHealth Group, Inc.	48,759	20,099,435
Universal Health Services, Inc., Class B	3,991	640,196
Viemed Healthcare, Inc.(a)	1,492	10,384

		58,992,147

Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(a)	7,404	126,460
American Well Corp., Class A(a)	9,807	114,252
Castlight Health, Inc., Class B(a)	10,168	23,691
Cerner Corp.	15,623	1,255,933
Certara, Inc.(a)	1,743	47,427
Change Healthcare, Inc.(a)	12,501	271,397
Computer Programs & Systems, Inc.(a)	440	13,891
Evolent Health, Inc., Class A(a)(b)	4,186	96,027
Forian, Inc.(a)(b)	1,904	20,335
Health Catalyst, Inc.(a)	2,271	131,854
HealthStream, Inc.(a)	1,619	47,291
Icad, Inc.(a)	1,095	16,053
Inovalon Holdings, Inc., Class A(a)	3,909	148,073
Inspire Medical Systems, Inc.(a)	1,357	248,548
Multiplan Corp.(a)(b)	19,836	159,680
NextGen Healthcare, Inc.(a)	3,477	56,397
Omnicell, Inc.(a)(b)	2,189	320,688
OptimizeRx Corp.(a)	814	44,990
Phreesia, Inc.(a)(b)	1,953	133,487
Schrodinger, Inc./United States(a)	2,381	161,122
Simulations Plus, Inc.	603	28,456
Tabula Rasa HealthCare, Inc.(a)(b)	1,212	52,067
Teladoc Health, Inc.(a)	7,575	1,124,509
Veeva Systems, Inc., Class A(a)	7,062	2,349,598
Vocera Communications, Inc.(a)	1,794	75,276

		7,067,502

Hotels, Restaurants & Leisure — 2.0%
Accel Entertainment, Inc.(a)	2,234	24,708
Aramark	11,861	416,677
Bally’s Corp.(a)	1,697	83,577
Biglari Holdings, Inc., Class B(a)	32	5,262
BJ’s Restaurants, Inc.(a)(b)	1,084	43,989
Bloomin’ Brands, Inc.(a)	4,692	117,910
Bluegreen Vacations Holding Corp.(a)	372	6,439
Booking Holdings, Inc.(a)	2,115	4,607,020
Boyd Gaming Corp.(a)	4,518	257,526
Brinker International, Inc.(a)	2,237	121,559
Caesars Entertainment, Inc.(a)	10,330	902,429
Carnival Corp.(a)	49,166	1,064,444
Carrols Restaurant Group, Inc.(a)	896	4,399
Century Casinos, Inc.(a)	1,395	15,638
Cheesecake Factory, Inc.(a)	2,240	101,382
Chipotle Mexican Grill, Inc.(a)	1,449	2,700,125
Choice Hotels International, Inc.	1,851	221,935
Churchill Downs, Inc.	1,922	357,108
Chuy’s Holdings, Inc.(a)	1,136	37,488
Cracker Barrel Old Country Store, Inc.	1,256	171,042
Darden Restaurants, Inc.	7,413	1,081,408
Dave & Buster’s Entertainment, Inc.(a)	2,569	85,496
Del Taco Restaurants, Inc.	678	5,770
Denny’s Corp.(a)	3,384	47,613
Dine Brands Global, Inc.(a)	887	68,716

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	2,006	$1,054,133
DraftKings, Inc., Class A(a)	15,850	768,725
Drive Shack, Inc.(a)	6,737	16,977
El Pollo Loco Holdings, Inc.(a)	399	7,425
Everi Holdings, Inc.(a)	3,894	88,355
Expedia Group, Inc.(a)	7,312	1,176,281
Fiesta Restaurant Group, Inc.(a)	813	10,886
Full House Resorts, Inc.(a)	2,239	18,517
GAN Ltd.(a)(b)	2,249	34,410
Golden Entertainment, Inc.(a)	1,082	49,242
Golden Nugget Online Gaming, Inc.(a)(b)	1,705	19,539
Hall of Fame Resort & Entertainment Co.(a)(b)	5,096	15,084
Hilton Grand Vacations, Inc.(a)	4,375	177,931
Hilton Worldwide Holdings, Inc.(a)	14,132	1,857,651
Hyatt Hotels Corp., Class A(a)	1,944	155,267
International Game Technology PLC(a)	5,138	96,338
Jack in the Box, Inc.	1,145	124,645
Las Vegas Sands Corp.(a)	16,815	712,115
Lindblad Expeditions Holdings, Inc.(a)	2,077	28,434
Marriott International, Inc., Class A(a)	14,038	2,049,267
Marriott Vacations Worldwide Corp.(a)	2,091	308,151
McDonald’s Corp.	38,477	9,338,753
MGM Resorts International	20,703	776,984
Monarch Casino & Resort, Inc.(a)	605	38,629
Nathan’s Famous, Inc.	339	21,781
NEOGAMES SA(a)	318	15,344
Noodles & Co.(a)	1,836	21,922
Norwegian Cruise Line Holdings Ltd.(a)(b)	19,683	472,983
Papa John’s International, Inc.	1,730	197,428
Penn National Gaming, Inc.(a)	7,915	541,228
Planet Fitness, Inc., Class A(a)	4,244	319,276
PlayAGS, Inc.(a)	1,281	9,941
RCI Hospitality Holdings, Inc.	294	18,451
Red Robin Gourmet Burgers, Inc.(a)	441	11,567
Red Rock Resorts, Inc., Class A(a)	3,336	131,438
Royal Caribbean Cruises Ltd.(a)	11,092	852,642
Rush Street Interactive, Inc.(a)(b)	2,591	25,521
Ruth’s Hospitality Group, Inc.(a)	1,993	39,800
Scientific Games Corp., Class A(a)	4,834	298,306
SeaWorld Entertainment, Inc.(a)	2,719	128,908
Shake Shack, Inc., Class A(a)	1,893	190,322
Six Flags Entertainment Corp.(a)	3,939	163,665
Starbucks Corp.	60,895	7,394,480
Target Hospitality Corp.(a)	2,425	8,682
Texas Roadhouse, Inc.	3,570	329,047
Travel + Leisure Co.	4,453	230,665
Vail Resorts, Inc.(a)	2,046	624,439
Wendy’s Co.	9,259	214,901
Wingstop, Inc.	1,521	260,563
Wyndham Hotels & Resorts, Inc.	4,582	330,179
Wynn Resorts Ltd.(a)	5,353	526,361
Yum China Holdings, Inc.	21,881	1,360,779
Yum! Brands, Inc.	15,712	2,064,400

		48,278,418

Household Durables — 0.5%
Aterian, Inc.(a)(b)	1,384	12,498
Bassett Furniture Industries, Inc.	916	20,867
Beazer Homes USA, Inc.(a)	1,012	18,479
Casper Sleep, Inc.(a)(b)	2,539	17,545
Cavco Industries, Inc.(a)	513	120,555
Century Communities, Inc.	1,627	112,995
D.R. Horton, Inc.	17,171	1,638,629

62	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Ethan Allen Interiors, Inc.	842	$20,014
Flexsteel Industries, Inc.	518	17,871
Garmin Ltd.	7,867	1,236,692
GoPro, Inc., Class A(a)	5,660	57,958
Green Brick Partners, Inc.(a)	6,180	154,933
Hamilton Beach Brands Holding Co., Class A	190	3,551
Helen of Troy Ltd.(a)	1,318	294,428
Hooker Furniture Corp.	333	11,052
Hovnanian Enterprises, Inc., Class A(a)	259	27,037
Installed Building Products, Inc.	1,230	147,600
iRobot Corp.(a)	1,438	125,825
KB Home	4,712	199,977
La-Z-Boy, Inc.	2,410	80,928
Leggett & Platt, Inc.	6,659	319,832
Lennar Corp., B Shares	1,295	111,823
Lennar Corp., Class A	13,556	1,425,413
LGI Homes, Inc.(a)	1,036	177,052
Lifetime Brands, Inc.	464	6,992
Lovesac Co.(a)(b)	653	39,637
M/I Homes, Inc.(a)	1,521	98,424
MDC Holdings, Inc.	2,849	151,909
Meritage Homes Corp.(a)	2,069	224,652
Mohawk Industries, Inc.(a)	2,939	572,811
Newell Brands, Inc.	19,070	471,983
NVR, Inc.(a)	168	877,397
PulteGroup, Inc.	13,426	736,685
Purple Innovation, Inc.(a)	2,564	67,536
Skyline Champion Corp.(a)	2,745	154,818
Sonos, Inc.(a)	6,101	203,651
Taylor Morrison Home Corp.(a)	6,404	171,755
Tempur Sealy International, Inc.	9,447	408,772
Toll Brothers, Inc.	5,780	342,581
TopBuild Corp.(a)	1,681	340,722
Tri Pointe Homes, Inc.(a)	6,899	166,404
Tupperware Brands Corp.(a)	2,306	48,172
Universal Electronics, Inc.(a)	483	22,575
VOXX International Corp.(a)	1,140	13,019
Vuzix Corp.(a)	2,953	43,704
Whirlpool Corp.	3,122	691,648

		12,209,401

Household Products — 1.1%
Central Garden & Pet Co.(a)	682	32,934
Central Garden & Pet Co., Class A(a)	1,849	80,080
Church & Dwight Co., Inc.	12,702	1,099,739
Clorox Co.	6,934	1,254,291
Colgate-Palmolive Co.	44,407	3,530,357
Energizer Holdings, Inc.	3,583	153,532
Kimberly-Clark Corp.	17,311	2,349,449
Oil-Dri Corp. of America	141	5,015
Procter & Gamble Co.	126,098	17,934,919
Reynolds Consumer Products Inc.	2,901	82,533
Spectrum Brands Holdings, Inc.	2,158	188,501
WD-40 Co.	706	171,551

		26,882,901

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	34,373	814,640
Brookfield Renewable Corp., Class A	6,404	271,786
Clearway Energy, Inc., Class A	2,467	66,486
Clearway Energy, Inc., Class C	3,675	105,399
Ormat Technologies, Inc.	2,201	153,498

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Sunnova Energy International, Inc.(a)(b)	4,344	$165,506
Vistra Corp.	24,343	466,168

		2,043,483

Industrial Conglomerates — 1.0%
3M Co.	30,343	6,006,094
General Electric Co.	459,257	5,947,378
Honeywell International, Inc.	36,261	8,477,459
Raven Industries, Inc.(a)	1,924	112,073
Roper Technologies, Inc.	5,394	2,650,288

		23,193,292

Insurance — 1.9%
Aflac, Inc.	34,764	1,912,020
Alleghany Corp.(a)	716	474,780
Allstate Corp.	15,348	1,996,007
Ambac Financial Group, Inc.(a)	1,699	24,669
American Equity Investment Life Holding Co.	4,364	140,041
American Financial Group, Inc.	3,478	439,932
American International Group, Inc.	44,210	2,093,344
American National Group, Inc.	327	53,948
AMERISAFE, Inc.	924	52,853
Aon PLC, Class A	11,556	3,004,907
Arch Capital Group Ltd.(a)	19,980	779,220
Argo Group International Holdings Ltd.	1,747	91,071
Arthur J. Gallagher & Co.	10,473	1,458,994
Assurant, Inc.	3,053	481,794
Assured Guaranty Ltd.	2,078	99,349
Athene Holding Ltd., Class A(a)	5,860	378,673
Axis Capital Holdings Ltd.	4,196	213,451
Brighthouse Financial, Inc.(a)	4,515	194,416
Brown & Brown, Inc.	12,107	658,621
BRP Group, Inc., Class A(a)	2,348	64,006
Chubb Ltd.	23,064	3,891,819
Cincinnati Financial Corp.	7,810	920,643
Citizens, Inc.(a)(b)	3,588	19,232
CNA Financial Corp.	1,745	76,797
CNO Financial Group, Inc.	7,685	175,525
eHealth, Inc.(a)	1,290	67,093
Employers Holdings, Inc.	798	33,133
Enstar Group Ltd.(a)	676	173,746
Erie Indemnity Co., Class A	1,366	252,560
Everest Re Group Ltd.	2,018	510,211
Fidelity National Financial, Inc.	14,474	645,685
First American Financial Corp.	5,470	368,186
Genworth Financial, Inc., Class A(a)	15,800	52,772
Globe Life, Inc.	5,130	477,654
GoHealth, Inc., Class A(a)	3,067	26,990
Goosehead Insurance, Inc., Class A	889	106,849
Greenlight Capital Re Ltd., Class A(a)	1,310	11,528
Hanover Insurance Group, Inc.	1,944	264,190
Hartford Financial Services Group, Inc.	18,120	1,152,794
HCI Group, Inc.	211	21,201
Heritage Insurance Holdings, Inc.	585	4,294
Horace Mann Educators Corp.	1,576	62,741
Independence Holding Co.	268	11,990
Investors Title Co.	51	8,493
James River Group Holdings Ltd.	3,686	134,097
Kemper Corp.	3,156	208,328
Kinsale Capital Group, Inc.	1,124	200,797
Lemonade, Inc.(a)	1,938	168,722

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Lincoln National Corp.	9,737	$599,994
Loews Corp.	11,580	621,035
Maiden Holdings Ltd.(a)	6,872	23,227
Markel Corp.(a)	697	840,700
Marsh & McLennan Cos., Inc.	26,164	3,851,864
MBIA, Inc.(a)	2,769	36,135
Mercury General Corp.	1,465	89,116
MetLife, Inc.	38,198	2,204,025
MetroMile, Inc.(a)(b)	2,436	17,271
National Western Life Group, Inc., Class A	82	17,047
Old Republic International Corp.	14,247	351,331
Palomar Holdings, Inc.(a)	1,248	101,625
Primerica, Inc.	2,043	298,727
Principal Financial Group, Inc.	14,027	871,498
ProAssurance Corp.	1,892	38,370
Progressive Corp.	31,240	2,972,798
Prudential Financial, Inc.	20,325	2,038,191
Reinsurance Group of America, Inc.	3,554	391,580
RenaissanceRe Holdings Ltd.	2,519	384,626
RLI Corp.	2,017	218,602
Safety Insurance Group, Inc.	657	50,339
Selective Insurance Group, Inc.	3,146	255,927
Selectquote, Inc.(a)	6,404	113,991
SiriusPoint Ltd.(a)(b)	6,850	67,130
State Auto Financial Corp.	2,725	136,250
Stewart Information Services Corp.	1,098	64,793
Tiptree, Inc.	2,116	20,335
Travelers Cos., Inc.	12,943	1,927,472
Trean Insurance Group, Inc.(a)	1,480	19,965
Trupanion, Inc.(a)	2,732	314,235
United Fire Group, Inc.	693	17,270
United Insurance Holdings Corp.	649	2,843
Universal Insurance Holdings, Inc.	1,090	15,434
Unum Group	10,389	284,659
W.R. Berkley Corp.	7,114	520,531
White Mountains Insurance Group Ltd.	162	183,314
Willis Towers Watson PLC	6,647	1,369,814

		45,992,230

Interactive Media & Services(a) — 5.8%
Alphabet, Inc., Class A	15,616	42,077,780
Alphabet, Inc., Class C	14,678	39,695,477
Cargurus, Inc.	4,841	138,453
Cars.com, Inc.	2,829	34,174
Eventbrite, Inc., Class A(b)	4,028	71,578
EverQuote, Inc., Class A	1,224	36,940
Facebook, Inc., Class A	124,153	44,235,714
fuboTV, Inc.	6,609	172,098
IAC/InterActiveCorp	4,001	549,297
Liberty TripAdvisor Holdings, Inc., Class A	2,921	12,210
Match Group, Inc.(b)	13,879	2,210,508
MediaAlpha, Inc., Class A	1,139	38,043
Pinterest, Inc., Class A	28,173	1,659,390
QuinStreet, Inc.	3,046	55,864
TripAdvisor, Inc.	4,950	187,852
TrueCar, Inc.(b)	5,805	30,534
Twitter, Inc.	41,778	2,914,015
Vimeo, Inc.	6,710	300,608
Yelp, Inc.	3,419	127,871

Security	Shares	Value

Interactive Media & Services (continued)
Zillow Group, Inc., Class A	3,251	$348,280
Zillow Group, Inc., Class C(b)	8,281	879,939

		135,776,625

Internet & Direct Marketing Retail — 3.5%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	39,040
Amazon.com, Inc.(a)	22,513	74,914,034
CarParts.com, Inc.(a)	2,466	43,426
DoorDash, Inc., Class A(a)	4,375	762,519
Duluth Holdings, Inc., Class B(a)(b)	1,416	21,198
eBay, Inc.	36,659	2,500,510
Etsy, Inc.(a)	6,542	1,200,522
Groupon, Inc.(a)	1,225	44,553
Lands’ End, Inc.(a)	889	34,075
Liquidity Services, Inc.(a)	954	18,927
Overstock.com, Inc.(a)(b)	2,193	152,721
PetMed Express, Inc.	1,061	33,305
Porch Group, Inc.(a)	1,141	21,143
Quotient Technology, Inc.(a)	4,746	51,542
Qurate Retail, Inc., Series A	19,025	225,636
RealReal, Inc.(a)(b)	4,179	68,995
Revolve Group, Inc.(a)	1,803	125,507
Shutterstock, Inc.	1,188	128,886
Stamps.com, Inc.(a)	906	296,045
Stitch Fix, Inc., Class A(a)	3,000	161,760
Wayfair, Inc., Class A(a)(b)	3,886	937,925

		81,782,269

IT Services — 5.2%
Accenture PLC, Class A	33,043	10,497,100
Akamai Technologies, Inc.(a)(b)	8,405	1,007,928
Alliance Data Systems Corp.	2,447	228,183
Amdocs Ltd.	6,859	528,898
Automatic Data Processing, Inc.	21,905	4,591,945
BigCommerce Holdings, Inc., Series-1(a)	2,370	153,481
BM Technologies, Inc.(a)	164	1,645
Brightcove, Inc.(a)	2,245	25,750
Broadridge Financial Solutions, Inc.	5,991	1,039,379
Cantaloupe, Inc.(a)	2,911	30,100
Cass Information Systems, Inc.	434	19,135
Cognizant Technology Solutions Corp., Class A	27,210	2,000,751
Concentrix Corp.(a)	2,156	353,002
Conduent, Inc.(a)	7,311	49,057
CSG Systems International, Inc.	1,739	78,881
DigitalOcean Holdings, Inc.(a)(b)	629	32,394
DXC Technology Co.(a)	12,930	516,941
EPAM Systems, Inc.(a)	2,767	1,548,967
Euronet Worldwide, Inc.(a)	2,568	366,762
EVERTEC, Inc.	3,340	145,958
Evo Payments, Inc., Class A(a)(b)	2,672	78,022
ExlService Holdings, Inc.(a)	1,645	186,247
Fastly, Inc., Class A(a)(b)	5,354	257,367
Fidelity National Information Services, Inc.	31,934	4,759,763
Fiserv, Inc.(a)	30,858	3,552,064
FleetCor Technologies, Inc.(a)	4,258	1,099,501
Gartner, Inc.(a)	4,653	1,231,789
Genpact Ltd.	9,626	479,471
Global Payments, Inc.	15,138	2,927,841
Globant SA(a)	1,977	472,819
GoDaddy, Inc., Class A(a)	8,553	717,169
GreenSky, Inc., Class A(a)	2,934	19,276
Grid Dynamics Holdings, Inc.(a)(b)	1,539	32,396

64	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Hackett Group, Inc.	1,720	$30,822
I3 Verticals, Inc., Class A(a)	1,114	35,559
International Business Machines Corp.	46,068	6,493,745
International Money Express, Inc.(a)	2,474	40,054
Jack Henry & Associates, Inc.	3,747	652,315
Limelight Networks, Inc.(a)	5,082	14,280
LiveRamp Holdings, Inc.(a)	3,611	144,476
Mastercard, Inc., Class A	45,427	17,532,096
MAXIMUS, Inc.	3,222	286,758
MoneyGram International, Inc.(a)	3,547	36,676
MongoDB, Inc.(a)	2,743	984,518
Okta, Inc.(a)	6,403	1,586,599
Paya Holdings, Inc.(a)(b)	4,078	46,856
Paychex, Inc.	16,542	1,882,810
PayPal Holdings, Inc.(a)	60,922	16,785,839
Paysafe Ltd.(a)(b)	15,509	167,342
Perficient, Inc.(a)	1,668	157,276
Rackspace Technology, Inc.(a)(b)	2,884	51,191
Repay Holdings Corp.(a)	3,893	96,975
Sabre Corp.(a)	15,627	184,242
Shift4 Payments, Inc., Class A(a)	2,138	190,688
Snowflake, Inc., Class A(a)	6,153	1,634,975
SolarWinds Corp.	3,509	39,441
Square, Inc., Class A(a)	20,571	5,086,386
StarTek, Inc.(a)	3,279	23,019
StoneCo Ltd., Class A(a)	13,166	774,687
Switch, Inc., Class A	5,766	119,126
Sykes Enterprises, Inc.(a)	2,011	107,910
TTEC Holdings, Inc.	1,040	108,680
Tucows, Inc., Class A(a)	474	36,858
Twilio, Inc., Class A(a)	8,626	3,222,587
Unisys Corp.(a)	3,469	77,532
VeriSign, Inc.(a)	5,091	1,101,540
Verra Mobility Corp.(a)	6,861	105,042
Visa, Inc., Class A	87,687	21,605,200
Western Union Co.	21,329	495,046
WEX, Inc.(a)	2,273	431,256
Wix.com Ltd.(a)	2,770	827,233

		122,227,617

Leisure Products — 0.2%
Acushnet Holdings Corp.	1,764	90,370
American Outdoor Brands, Inc.(a)	1,158	31,243
AMMO, Inc.(a)	3,293	22,293
Brunswick Corp.	3,945	411,858
Callaway Golf Co.(a)	5,841	185,043
Clarus Corp.	461	13,147
Escalade, Inc.	501	11,373
Genius Brands International, Inc.(a)(b)	13,975	21,941
Hasbro, Inc.	6,575	653,818
Hayward Holdings, Inc.(a)	1,760	42,398
Johnson Outdoors, Inc., Class A	138	16,335
Latham Group, Inc.(a)(b)	1,114	30,390
Malibu Boats, Inc., Class A(a)	936	78,306
MasterCraft Boat Holdings, Inc.(a)	1,420	37,857
Mattel, Inc.(a)	17,602	382,315
Nautilus, Inc.(a)(b)	1,478	21,357
Peloton Interactive, Inc., Class A(a)	14,560	1,718,808
Polaris, Inc.	2,872	376,433
Smith & Wesson Brands, Inc.	2,956	69,318

Security	Shares	Value

Leisure Products (continued)
Sturm Ruger & Co., Inc.	1,052	$78,227
Vista Outdoor, Inc.(a)	3,007	121,453
YETI Holdings, Inc.(a)(b)	4,375	421,444

		4,835,727

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)	4,353	797,600
Adaptive Biotechnologies Corp.(a)	5,395	197,781
Agilent Technologies, Inc.	15,712	2,407,550
Avantor, Inc.(a)	29,882	1,122,966
Berkeley Lights, Inc.(a)	2,417	110,167
Bionano Genomics, Inc.(a)(b)	14,144	83,874
Bio-Rad Laboratories, Inc., Class A(a)	1,112	822,335
Bio-Techne Corp.	2,011	969,785
Bruker Corp.	5,196	427,371
Charles River Laboratories International, Inc.(a)	2,530	1,029,508
ChromaDex Corp.(a)(b)	2,577	22,394
Codexis, Inc.(a)	2,533	53,598
Fluidigm Corp.(a)(b)	5,382	39,881
Harvard Bioscience, Inc.(a)	3,253	25,666
Illumina, Inc.(a)(b)	7,519	3,727,544
Inotiv, Inc.(a)	753	19,668
IQVIA Holdings, Inc.(a)	9,844	2,438,359
Maravai LifeSciences Holdings, Inc., Class A(a)	4,104	180,453
Medpace Holdings, Inc.(a)	1,493	262,678
Mettler-Toledo International, Inc.(a)	1,181	1,740,451
NanoString Technologies, Inc.(a)	2,353	145,745
NeoGenomics, Inc.(a)	5,670	261,387
Pacific Biosciences of California, Inc.(a)	9,840	316,356
PerkinElmer, Inc.	5,709	1,040,351
Personalis, Inc.(a)	1,910	40,091
PPD, Inc.(a)	8,267	381,274
QIAGEN NV(a)	11,797	622,764
Quanterix Corp.(a)	1,710	90,886
Repligen Corp.(a)	2,776	682,063
Seer, Inc.(a)	962	30,726
Sotera Health Co.(a)	4,281	101,460
Syneos Health, Inc.(a)	5,205	466,732
Thermo Fisher Scientific, Inc.	20,219	10,918,462
Waters Corp.(a)	3,155	1,229,851

		32,807,777

Machinery — 1.9%
AGCO Corp.	3,189	421,299
AgEagle Aerial Systems, Inc.(a)	4,287	17,062
Alamo Group, Inc.	524	76,907
Albany International Corp., Class A	1,571	135,656
Allison Transmission Holdings, Inc.	5,509	219,864
Altra Industrial Motion Corp.	3,350	209,978
Astec Industries, Inc.	1,337	81,971
Barnes Group, Inc.	2,596	131,539
Blue Bird Corp.(a)	429	10,725
Caterpillar, Inc.	28,789	5,952,126
Chart Industries, Inc.(a)	1,856	288,515
CIRCOR International, Inc.(a)	747	23,037
Colfax Corp.(a)	5,935	272,298
Columbus McKinnon Corp.	1,466	68,022
Commercial Vehicle Group, Inc.(a)	2,001	18,289
Crane Co.	2,527	245,700
Cummins, Inc.	7,533	1,748,409
Deere & Co.	14,838	5,365,272

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Desktop Metal, Inc., Class A(a)(b)	4,229	$38,061
Donaldson Co., Inc.	6,451	426,992
Douglas Dynamics, Inc.	1,306	52,109
Dover Corp.	7,337	1,226,159
Energy Recovery, Inc.(a)(b)	2,318	49,026
Enerpac Tool Group Corp.	3,044	78,139
EnPro Industries, Inc.	1,210	112,675
ESCO Technologies, Inc.	1,470	138,724
Evoqua Water Technologies Corp.(a)	6,166	203,540
ExOne Co.(a)	1,451	24,087
Federal Signal Corp.	2,841	112,532
Flowserve Corp.	6,751	284,150
Fortive Corp.	16,896	1,227,663
Franklin Electric Co., Inc.	2,238	182,979
Gates Industrial Corp. PLC(a)	3,592	65,051
Gorman-Rupp Co.	1,213	43,292
Graco, Inc.	8,500	663,680
Greenbrier Cos., Inc.	1,846	79,009
Helios Technologies, Inc.	1,637	132,351
Hillenbrand, Inc.	3,849	174,360
Hydrofarm Holdings Group, Inc.(a)	634	31,282
Hyliion Holdings Corp.(a)(b)	5,934	57,560
Hyster-Yale Materials Handling, Inc.	750	53,730
Ideanomics, Inc.(a)(b)	20,556	48,718
IDEX Corp.	3,928	890,438
Illinois Tool Works, Inc.	16,170	3,665,254
Ingersoll Rand, Inc.(a)	19,396	947,883
ITT, Inc.	4,225	413,670
John Bean Technologies Corp.	1,635	239,658
Kadant, Inc.	660	118,886
Kennametal, Inc.	3,870	140,288
Lincoln Electric Holdings, Inc.	2,812	392,077
Lindsay Corp.	692	111,198
Luxfer Holdings PLC	874	18,223
Lydall, Inc.(a)	893	54,652
Manitowoc Co., Inc.(a)	2,189	50,675
Meritor, Inc.(a)	3,648	88,756
Middleby Corp.(a)	2,900	555,321
Miller Industries, Inc.	363	13,616
Mueller Industries, Inc.	3,579	155,329
Mueller Water Products, Inc., Class A	8,205	121,598
Nikola Corp.(a)(b)	9,997	118,664
NN, Inc.(a)	2,043	13,974
Nordson Corp.	3,025	684,043
Omega Flex, Inc.	130	20,387
Oshkosh Corp.	3,471	414,958
Otis Worldwide Corp.	22,042	1,973,861
PACCAR, Inc.	17,553	1,456,723
Parker-Hannifin Corp.	6,622	2,066,263
Park-Ohio Holdings Corp.	132	3,840
Pentair PLC	8,611	634,372
Proto Labs, Inc.(a)	1,431	111,890
RBC Bearings, Inc.(a)(b)	1,253	294,455
REV Group, Inc.	1,078	16,289
Rexnord Corp.	6,054	341,022
Shyft Group, Inc.	1,974	77,855
Snap-on, Inc.	2,798	609,908
SPX Corp.(a)	2,297	153,118
SPX FLOW, Inc.	2,188	179,744
Standex International Corp.	643	59,156
Stanley Black & Decker, Inc.	8,317	1,638,865
Tennant Co.	1,312	103,805

Security	Shares	Value

Machinery (continued)
Terex Corp.	3,675	$176,106
Timken Co.	3,197	254,162
Titan International, Inc.(a)	2,632	22,688
Toro Co.	5,539	630,006
TriMas Corp.(a)	2,253	73,718
Trinity Industries, Inc.	4,771	129,342
Wabash National Corp.	1,971	28,855
Watts Water Technologies, Inc., Class A	1,319	198,852
Welbilt, Inc.(a)	6,434	151,135
Westinghouse Air Brake Technologies Corp.	9,292	788,612
Woodward, Inc.	2,942	357,630
Xylem, Inc.	9,234	1,162,099

		43,716,457

Marine — 0.0%
Costamare, Inc.	3,080	33,387
Eagle Bulk Shipping, Inc.(a)(b)	778	32,442
Genco Shipping & Trading Ltd.	1,092	19,165
Kirby Corp.(a)	3,091	179,000
Matson, Inc.	2,250	151,020
Safe Bulkers, Inc.(a)	2,358	7,876

		422,890

Media — 1.3%
Advantage Solutions, Inc.(a)	3,751	36,685
Altice USA, Inc., Class A(a)	11,308	347,495
AMC Networks, Inc., Class A(a)	1,603	80,214
Boston Omaha Corp., Class A(a)	863	28,229
Cable One, Inc.	272	513,533
Cardlytics, Inc.(a)	1,613	203,173
Charter Communications, Inc., Class A(a)	6,777	5,042,427
Clear Channel Outdoor Holdings, Inc.(a)	18,038	47,981
Comcast Corp., Class A	236,961	13,940,416
ComScore, Inc.(a)	2,806	11,252
Daily Journal Corp.(a)(b)	60	19,980
Discovery, Inc., Class A(a)(b)	8,034	233,066
Discovery, Inc., Class C(a)	16,815	455,855
DISH Network Corp., Class A(a)	12,608	528,149
Emerald Holding, Inc.(a)	736	2,907
Entercom Communications Corp.(a)	3,599	12,848
Entravision Communications Corp., Class A	1,689	10,387
EW Scripps Co., Class A	2,946	56,210
Fluent, Inc.(a)	1,571	3,912
Fox Corp., Class A	16,394	584,610
Fox Corp., Class B	8,287	275,460
Gannett Co., Inc.(a)	7,997	46,143
Gray Television, Inc.	4,444	98,523
iHeartMedia, Inc., Class A(a)	5,629	145,510
Interpublic Group of Cos., Inc.	19,788	699,704
John Wiley & Sons, Inc., Class A	2,265	133,137
Liberty Broadband Corp., Class A(a)	1,674	287,375
Liberty Broadband Corp., Class C(a)	7,453	1,322,833
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	4,820	225,046
Liberty Media Corp. - Liberty SiriusXM, Class C(a)	8,431	389,512
Loral Space & Communications, Inc.	436	15,430
Magnite, Inc.(a)	5,346	161,984
MDC Partners, Inc., Class A(a)	4,676	26,232
Meredith Corp.(a)	2,139	93,346
National CineMedia, Inc.	2,288	7,962
New York Times Co., Class A	8,541	373,925
News Corp., Class A	17,660	434,966
News Corp., Class B	9,143	214,952
Nexstar Media Group, Inc., Class A	2,127	312,818
Omnicom Group, Inc.	10,841	789,442

66	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Scholastic Corp.	1,551	$52,129
Sinclair Broadcast Group, Inc., Class A	2,243	63,454
Sirius XM Holdings, Inc.(b)	46,902	303,456
TechTarget, Inc.(a)	1,296	94,712
TEGNA, Inc.	11,334	200,838
ViacomCBS, Inc., Class A	716	31,883
ViacomCBS, Inc., Class B	29,788	1,219,223
WideOpenWest, Inc.(a)	3,478	77,351

		30,256,675

Metals & Mining — 0.5%
Alcoa Corp.(a)	9,689	389,013
Allegheny Technologies, Inc.(a)	6,670	136,935
Arconic Corp.(a)	5,596	201,120
Carpenter Technology Corp.	2,307	88,012
Century Aluminum Co.(a)	3,746	54,542
Cleveland-Cliffs, Inc.(a)	24,040	601,000
Coeur Mining, Inc.(a)	12,684	95,637
Commercial Metals Co.	6,250	205,000
Compass Minerals International, Inc.	1,903	130,470
Constellium SE(a)	6,148	116,013
Ferroglobe PLC(a)(c)	844	—
Freeport-McMoRan, Inc.	75,440	2,874,264
Gatos Silver, Inc.(a)	2,285	31,168
Haynes International, Inc.	363	13,696
Hecla Mining Co.	27,212	182,048
Kaiser Aluminum Corp.	806	98,074
Materion Corp.	920	65,651
MP Materials Corp.(a)(b)	3,655	137,501
Newmont Corp.	41,254	2,591,576
Novagold Resources, Inc.(a)	12,171	95,177
Nucor Corp.	15,057	1,566,229
Olympic Steel, Inc.	97	2,922
Reliance Steel & Aluminum Co.	3,412	536,196
Royal Gold, Inc.	3,442	418,272
Ryerson Holding Corp.(a)	148	2,328
Schnitzer Steel Industries, Inc., Class A	1,316	68,985
Southern Copper Corp.	4,244	278,576
Steel Dynamics, Inc.	10,392	669,765
SunCoke Energy, Inc.	5,143	39,755
TimkenSteel Corp.(a)	2,945	39,257
United States Steel Corp.	13,593	359,943
Warrior Met Coal, Inc.	2,567	47,926
Worthington Industries, Inc.	1,826	116,809

		12,253,860

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	26,992	428,363
Annaly Capital Management, Inc.	73,417	623,310
Apollo Commercial Real Estate Finance, Inc.	7,237	110,147
Arbor Realty Trust, Inc.	6,750	123,390
Ares Commercial Real Estate Corp.	2,603	39,253
ARMOUR Residential REIT, Inc.	5,531	57,522
Blackstone Mortgage Trust, Inc., Class A	7,712	250,023
BrightSpire Capital, Inc.	5,031	47,845
Broadmark Realty Capital, Inc.	7,832	81,218
Capstead Mortgage Corp.	2,469	15,727
Chimera Investment Corp.	11,622	171,076
Dynex Capital, Inc.	695	12,128
Ellington Financial, Inc.	1,920	34,906
Granite Point Mortgage Trust, Inc.	1,933	27,275
Great Ajax Corp.	2,080	26,374

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,754	$213,227
Invesco Mortgage Capital, Inc.	12,749	43,857
KKR Real Estate Finance Trust, Inc.	1,316	28,044
Ladder Capital Corp.	6,531	74,584
MFA Financial, Inc.	25,148	117,441
New Residential Investment Corp.	22,096	215,657
New York Mortgage Trust, Inc.	17,656	77,157
Orchid Island Capital, Inc.	5,689	28,161
PennyMac Mortgage Investment Trust	3,973	78,348
Ready Capital Corp.	3,168	47,900
Redwood Trust, Inc.	4,274	50,732
Starwood Property Trust, Inc.	13,892	361,609
TPG RE Finance Trust, Inc.	3,418	44,981
Two Harbors Investment Corp.	16,642	106,675

		3,536,930

Multi-line Retail — 0.5%
Big Lots, Inc.	1,787	102,949
Dillard’s, Inc., Class A	348	63,778
Dollar General Corp.	12,339	2,870,545
Dollar Tree, Inc.(a)	12,013	1,198,777
Franchise Group, Inc.	1,453	49,344
Kohl’s Corp.	7,926	402,641
Macy’s, Inc.(a)	10,824	184,008
Nordstrom, Inc.(a)	5,474	181,189
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,304	307,603
Target Corp.	26,056	6,801,919

		12,162,753

Multi-Utilities — 0.6%
Ameren Corp.	13,160	1,104,387
Avista Corp.	2,622	112,300
Black Hills Corp.	3,137	212,218
CenterPoint Energy, Inc.	30,272	770,725
CMS Energy Corp.	14,981	925,676
Consolidated Edison, Inc.	17,736	1,308,385
Dominion Energy, Inc.	41,512	3,108,003
DTE Energy Co.	10,006	1,173,904
MDU Resources Group, Inc.	10,065	319,262
NiSource, Inc.	20,528	508,479
NorthWestern Corp.	2,600	161,174
Public Service Enterprise Group, Inc.	26,057	1,621,527
Sempra Energy	16,333	2,133,906
Unitil Corp.	767	40,590
WEC Energy Group, Inc.	16,234	1,528,269

		15,028,805

Oil, Gas & Consumable Fuels — 2.3%
Aemetis, Inc.(a)(b)	1,655	14,514
Alto Ingredients, Inc.(a)	3,664	19,419
Altus Midstream Co., Class A	357	22,794
Antero Midstream Corp.	16,933	160,863
Antero Resources Corp.(a)	14,378	195,541
APA Corp.	19,195	359,906
Arch Resources, Inc.(a)	980	64,406
Berry Corp.	2,607	14,469
Bonanza Creek Energy, Inc.	1,565	60,206
Brigham Minerals, Inc., Class A	2,322	45,604
Cabot Oil & Gas Corp.	19,959	319,344
California Resources Corp.(a)(b)	4,225	118,765
Callon Petroleum Co.(a)	2,015	79,310
Centennial Resource Development, Inc., Class A(a)	9,150	47,671
Cheniere Energy, Inc.(a)	12,144	1,031,390

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	4,941	$267,061
Chevron Corp.	101,258	10,309,077
Cimarex Energy Co.	5,118	333,694
Clean Energy Fuels Corp.(a)	7,091	53,253
CNX Resources Corp.(a)(b)	12,210	147,741
Comstock Resources, Inc.(a)	4,466	27,153
ConocoPhillips	71,451	4,005,543
CONSOL Energy, Inc.(a)	2,144	45,045
Contango Oil & Gas Co.(a)	9,373	35,805
Continental Resources, Inc.(b)	3,232	110,373
CVR Energy, Inc.	1,053	14,384
Delek US Holdings, Inc.(a)	3,571	62,064
Denbury, Inc.(a)(b)	2,541	166,969
Devon Energy Corp.	34,959	903,341
DHT Holdings, Inc.	8,078	46,852
Diamondback Energy, Inc.	9,155	706,125
Dorian LPG Ltd.(a)	1,250	15,125
DTE Midstream LLC(a)	4,904	207,930
Earthstone Energy, Inc., Class A(a)	1,997	19,631
Energy Fuels, Inc.(a)(b)	8,340	43,785
EOG Resources, Inc.	29,975	2,183,978
EQT Corp.(a)	15,024	276,291
Equitrans Midstream Corp.	21,144	173,804
Extraction Oil & Gas, Inc.(a)	801	35,636
Exxon Mobil Corp.	220,540	12,696,488
Falcon Minerals Corp.	1,711	8,161
Frontline Ltd.(a)	7,646	60,862
Gevo, Inc.(a)(b)	9,834	59,889
Golar LNG Ltd.(a)	5,492	61,291
Green Plains, Inc.(a)	1,196	42,291
Hess Corp.	14,328	1,095,232
HollyFrontier Corp.	7,797	229,232
International Seaways, Inc.	1,728	28,426
Kinder Morgan, Inc.	99,700	1,732,786
Kosmos Energy Ltd.(a)	22,400	51,744
Laredo Petroleum, Inc.(a)	644	35,459
Magnolia Oil & Gas Corp., Class A(a)	7,273	101,822
Marathon Oil Corp.	40,234	466,312
Marathon Petroleum Corp.	33,809	1,866,933
Matador Resources Co.	5,650	174,585
Murphy Oil Corp.	7,792	169,164
New Fortress Energy, Inc.	1,317	39,918
Nordic American Tankers Ltd.	4,938	12,888
Northern Oil and Gas, Inc.	2,450	42,311
Oasis Petroleum, Inc.	1,009	92,535
Occidental Petroleum Corp.	43,757	1,142,058
ONEOK, Inc.	22,945	1,192,452
Ovintiv, Inc.	13,321	341,817
Par Pacific Holdings, Inc.(a)	2,754	45,111
PBF Energy, Inc., Class A(a)	4,171	38,248
PDC Energy, Inc.	4,992	197,434
Peabody Energy Corp.(a)	4,700	55,037
Penn Virginia Corp.(a)	390	7,211
Phillips 66	22,713	1,667,816
Pioneer Natural Resources Co.	11,096	1,613,026
Range Resources Corp.(a)	12,155	185,121
Renewable Energy Group, Inc.(a)	2,161	132,361
REX American Resources Corp.(a)	221	18,122
Riley Exploration Permian, Inc.(b)	425	9,176
Scorpio Tankers, Inc.	2,267	37,065
SFL Corp. Ltd.	3,785	26,003
SM Energy Co.	6,000	112,200

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)	33,910	$159,716
Talos Energy, Inc.(a)	1,941	22,399
Targa Resources Corp.	11,282	475,085
Teekay Corp.(a)	5,713	17,082
Teekay Tankers Ltd., Class A(a)	1,541	19,494
Tellurian, Inc.(a)(b)	15,969	60,203
Texas Pacific Land Corp.	311	464,183
Uranium Energy Corp.(a)(b)	13,627	29,571
Ur-Energy, Inc.(a)	13,853	15,654
Valero Energy Corp.	20,766	1,390,699
Vine Energy, Inc., Class A(a)	1,507	21,113
W&T Offshore, Inc.(a)(b)	2,856	11,567
Whiting Petroleum Corp.(a)	1,996	93,612
Williams Cos., Inc.	62,970	1,577,398
World Fuel Services Corp.	3,223	111,065

		53,102,290

Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	635	18,726
Domtar Corp.(a)	2,571	141,174
Glatfelter Corp.	2,862	43,588
Louisiana-Pacific Corp.	5,114	283,520
Neenah, Inc.	977	49,114
Schweitzer-Mauduit International, Inc.	1,765	69,417
Verso Corp., Class A	1,086	20,656

		626,195

Personal Products — 0.2%
Beauty Health Co.(a)	2,372	41,652
BellRing Brands, Inc., Class A(a)	2,292	75,796
Coty, Inc., Class A(a)	16,085	140,422
Edgewell Personal Care Co.	2,898	119,050
elf Beauty, Inc.(a)	2,100	57,981
Estee Lauder Cos., Inc., Class A	11,783	3,933,519
Herbalife Nutrition Ltd.(a)	5,466	278,438
Honest Co., Inc.(a)(b)	1,489	21,397
Inter Parfums, Inc.	944	72,565
Medifast, Inc.	596	170,164
Nature’s Sunshine Products, Inc.	255	4,486
Nu Skin Enterprises, Inc., Class A	2,597	139,433
Revlon, Inc., Class A(a)(b)	260	2,834
USANA Health Sciences, Inc.(a)	667	63,545
Veru, Inc.(a)(b)	4,777	32,818

		5,154,100

Pharmaceuticals — 3.3%
9 Meters Biopharma, Inc.(a)	16,062	17,347
Aclaris Therapeutics, Inc.(a)	2,185	32,622
Aerie Pharmaceuticals, Inc.(a)(b)	1,684	26,574
Amneal Pharmaceuticals, Inc.(a)	5,098	25,133
Amphastar Pharmaceuticals, Inc.(a)	2,313	48,457
Ampio Pharmaceuticals, Inc.(a)(b)	12,047	16,986
ANI Pharmaceuticals, Inc.(a)	794	26,940
Antares Pharma, Inc.(a)	10,058	44,255
Arvinas, Inc.(a)	2,239	226,363
Atea Pharmaceuticals, Inc.(a)(b)	3,300	82,632
Athira Pharma, Inc.(a)	2,144	20,604
Axsome Therapeutics, Inc.(a)	1,553	75,460
BioDelivery Sciences International, Inc.(a)	3,852	14,484
Bristol-Myers Squibb Co.	115,269	7,823,307
Cara Therapeutics, Inc.(a)	1,585	18,972
Cassava Sciences, Inc.(a)	1,925	133,845
Catalent, Inc.(a)	8,460	1,013,593
Citius Pharmaceuticals, Inc.(a)	5,805	10,971

68	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Collegium Pharmaceutical, Inc.(a)	1,582	$39,376
Corcept Therapeutics, Inc.(a)	5,104	106,010
CorMedix, Inc.(a)	1,458	8,471
Cymabay Therapeutics, Inc.(a)	3,406	13,420
Durect Corp.(a)	7,508	10,586
Edgewise Therapeutics, Inc.(a)(b)	844	14,778
Elanco Animal Health, Inc.(a)	23,151	844,317
Eli Lilly & Co.	44,148	10,750,038
Endo International PLC(a)	9,338	47,250
Esperion Therapeutics, Inc.(a)(b)	1,000	15,390
Evolus, Inc.(a)	1,907	20,634
Fulcrum Therapeutics, Inc.(a)	659	4,817
Harmony Biosciences Holdings, Inc.(a)(b)	1,152	30,136
Innoviva, Inc.(a)	2,582	36,613
Intra-Cellular Therapies, Inc.(a)	3,645	125,133
Jazz Pharmaceuticals PLC(a)	3,032	513,985
Johnson & Johnson	136,421	23,491,696
Kala Pharmaceuticals, Inc.(a)(b)	1,156	3,988
KemPharm, Inc.(a)(b)	1,573	15,872
Marinus Pharmaceuticals, Inc.(a)	1,328	19,522
Merck & Co., Inc.	132,096	10,154,220
Mind Medicine MindMed, Inc.(a)	16,253	49,734
Nektar Therapeutics(a)(b)	8,652	136,615
NGM Biopharmaceuticals, Inc.(a)	1,461	29,790
Nuvation Bio, Inc.(a)	2,309	19,950
Ocular Therapeutix, Inc.(a)	2,768	30,476
Omeros Corp.(a)(b)	3,663	53,114
Organon & Co.(a)	12,840	372,488
Pacira BioSciences, Inc.(a)	2,251	132,696
Paratek Pharmaceuticals, Inc.(a)	915	4,758
Perrigo Co. PLC	6,851	329,054
Pfizer, Inc.	290,481	12,435,492
Phathom Pharmaceuticals, Inc.(a)	1,212	38,905
Phibro Animal Health Corp., Class A	619	14,652
Pliant Therapeutics, Inc.(a)	1,639	33,108
Prestige Consumer Healthcare, Inc.(a)	2,675	140,571
Provention Bio, Inc.(a)(b)	1,609	9,767
Reata Pharmaceuticals, Inc., Class A(a)(b)	1,389	174,056
Relmada Therapeutics, Inc.(a)	534	13,884
Revance Therapeutics, Inc.(a)	3,641	105,880
Royalty Pharma PLC, Class A	17,090	652,838
SIGA Technologies, Inc.(a)	3,614	23,021
Supernus Pharmaceuticals, Inc.(a)	2,277	59,953
Tarsus Pharmaceuticals, Inc.(a)	888	20,042
TherapeuticsMD, Inc.(a)(b)	7,503	7,503
Theravance Biopharma, Inc.(a)	3,062	39,745
Verrica Pharmaceuticals, Inc.(a)(b)	732	7,832
Viatris, Inc.	62,530	879,797
WaVe Life Sciences Ltd.(a)	1,000	5,510
Zoetis, Inc.	24,469	4,959,866
Zogenix, Inc.(a)(b)	2,357	38,207

		76,744,101

Professional Services — 0.7%
Acacia Research Corp.(a)	3,628	20,462
ASGN, Inc.(a)	2,668	269,815
Barrett Business Services, Inc.	250	18,302
Booz Allen Hamilton Holding Corp.	8,121	696,863
CACI International, Inc., Class A(a)	1,185	316,348
CBIZ, Inc.(a)	3,197	103,391
Clarivate PLC(a)	25,408	579,302
CoStar Group, Inc.(a)	20,229	1,797,347

Security	Shares	Value

Professional Services (continued)
CRA International, Inc.	456	$39,093
Dun & Bradstreet Holdings, Inc.(a)(b)	8,101	169,797
Equifax, Inc.	6,237	1,625,362
Exponent, Inc.	2,671	286,037
Forrester Research, Inc.(a)	474	22,207
Franklin Covey Co.(a)	875	32,016
FTI Consulting, Inc.(a)	1,704	248,273
GP Strategies Corp.(a)	414	8,425
Heidrick & Struggles International, Inc.	1,059	45,230
Huron Consulting Group, Inc.(a)	877	43,087
ICF International, Inc.	940	86,076
IHS Markit Ltd.	19,219	2,245,548
Insperity, Inc.	1,876	185,818
Jacobs Engineering Group, Inc.	6,681	903,605
KBR, Inc.	7,225	279,607
Kelly Services, Inc., Class A(a)	1,865	40,881
Kforce, Inc.	1,056	65,926
Korn Ferry	2,683	184,429
Leidos Holdings, Inc.	7,368	784,103
ManpowerGroup, Inc.	2,781	329,771
ManTech International Corp., Class A	1,416	123,843
Mistras Group, Inc.(a)	335	3,517
Nielsen Holdings PLC	18,788	445,088
Rekor Systems, Inc.(a)	2,062	16,249
Resources Connection, Inc.	605	9,371
Robert Half International, Inc.	5,630	552,922
Science Applications International Corp.	3,057	266,876
TransUnion	9,878	1,185,953
TriNet Group, Inc.(a)	2,110	175,088
TrueBlue, Inc.(a)	1,432	38,936
Upwork, Inc.(a)	6,329	327,779
Verisk Analytics, Inc.	8,171	1,552,000
Willdan Group, Inc.(a)(b)	300	12,375

		16,137,118

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	16,933	1,633,357
Cushman & Wakefield PLC(a)	5,937	110,844
eXp World Holdings, Inc.(a)(b)	3,098	111,280
Forestar Group, Inc.(a)	1,192	24,400
FRP Holdings, Inc.(a)	186	11,184
Howard Hughes Corp.(a)	2,164	200,624
Jones Lang LaSalle, Inc.(a)	2,681	596,710
Kennedy-Wilson Holdings, Inc.	6,954	140,401
Marcus & Millichap, Inc.(a)	917	36,487
Newmark Group, Inc., Class A	8,235	106,067
Opendoor Technologies Inc.(a)(b)	17,511	259,513
Rafael Holdings, Inc., Class B(a)	432	21,863
RE/MAX Holdings, Inc., Class A	632	21,678
Realogy Holdings Corp.(a)	6,333	112,221
Redfin Corp.(a)	5,266	308,430
RMR Group, Inc., Class A	541	21,229
St. Joe Co.	1,480	67,000
Tejon Ranch Co.(a)	507	9,243

		3,792,531

Road & Rail — 1.1%
AMERCO	448	263,406
ArcBest Corp.	1,290	76,252
Avis Budget Group, Inc.(a)	2,581	213,629
Covenant Logistics Group, Inc., Class A(a)	245	5,147
CSX Corp.	119,097	3,849,215
Daseke, Inc.(a)(b)	1,090	7,532

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Heartland Express, Inc.	3,436	$58,515
HyreCar, Inc.(a)	1,009	17,637
JB Hunt Transport Services, Inc.	4,348	732,421
Kansas City Southern	4,700	1,258,660
Knight-Swift Transportation Holdings, Inc.	8,061	400,551
Landstar System, Inc.	1,926	302,382
Lyft, Inc., Class A(a)	14,657	810,825
Marten Transport Ltd.	2,723	43,078
Norfolk Southern Corp.	12,926	3,332,711
Old Dominion Freight Line, Inc.	5,288	1,423,265
Ryder System, Inc.	2,730	207,890
Saia, Inc.(a)	1,322	298,772
Schneider National, Inc., Class B	3,106	69,699
TuSimple Holdings, Inc., Class A(a)(b)	1,785	65,688
Uber Technologies, Inc.(a)	83,322	3,621,174
Union Pacific Corp.	34,800	7,612,848
Universal Logistics Holdings, Inc.	345	7,952
US Xpress Enterprises, Inc., Class A(a)(b)	1,385	12,091
Werner Enterprises, Inc.	3,145	143,758
Yellow Corp.(a)	3,485	18,122

		24,853,220

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.(a)	62,335	6,619,354
Allegro MicroSystems, Inc.(a)	2,315	63,454
Alpha & Omega Semiconductor Ltd.(a)	1,152	29,940
Ambarella, Inc.(a)	1,737	171,077
Amkor Technology, Inc.	5,568	137,196
Analog Devices, Inc.	18,985	3,178,469
Applied Materials, Inc.	47,171	6,600,638
Atomera, Inc.(a)	815	14,385
Axcelis Technologies, Inc.(a)	2,013	77,601
AXT, Inc.(a)	1,214	12,383
Broadcom, Inc.	20,878	10,134,181
Brooks Automation, Inc.	3,752	333,966
CEVA, Inc.(a)	893	44,329
Cirrus Logic, Inc.(a)	2,960	244,466
CMC Materials, Inc.	1,471	212,765
Cohu, Inc.(a)	2,510	88,879
Cree, Inc.(a)	5,867	544,223
Diodes, Inc.(a)	2,216	181,712
DSP Group, Inc.(a)	1,034	16,596
Enphase Energy, Inc.(a)	6,818	1,292,693
Entegris, Inc.	6,994	843,756
First Solar, Inc.(a)(b)	6,771	582,577
FormFactor, Inc.(a)	4,220	157,237
Ichor Holdings Ltd.(a)	1,435	74,003
Impinj, Inc.(a)	724	33,304
Intel Corp.	210,454	11,305,589
KLA Corp.	7,910	2,753,946
Kopin Corp.(a)	3,915	26,387
Kulicke & Soffa Industries, Inc.	3,036	165,037
Lam Research Corp.	7,342	4,679,864
Lattice Semiconductor Corp.(a)	6,814	386,694
MACOM Technology Solutions Holdings, Inc., Class H(a)	2,653	163,743
Marvell Technology, Inc.	41,571	2,515,461
Maxim Integrated Products, Inc.(a)	13,849	1,383,654
MaxLinear, Inc.(a)	3,684	177,679
Meta Materials, Inc.(a)	3,070	10,745
Microchip Technology, Inc.	12,939	1,851,830
Micron Technology, Inc.(a)	57,765	4,481,409
MKS Instruments, Inc.	2,822	441,474

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	2,319	$1,041,834
NeoPhotonics Corp.(a)(b)	1,665	16,150
NVE Corp.	172	12,912
NVIDIA Corp.	124,290	24,235,307
NXP Semiconductors NV	14,201	2,930,944
ON Semiconductor Corp.(a)	22,085	862,640
Onto Innovation, Inc.(a)	2,592	181,647
PDF Solutions, Inc.(a)	1,754	32,817
Photronics, Inc.(a)	2,227	29,775
Power Integrations, Inc.	3,137	304,258
Qorvo, Inc.(a)	5,823	1,103,983
Qualcomm, Inc.	58,078	8,700,084
Rambus, Inc.(a)	5,861	138,671
Semtech Corp.(a)	3,402	210,618
Silicon Laboratories, Inc.(a)	3,015	449,205
SiTime Corp.(a)	650	88,166
Skyworks Solutions, Inc.	8,493	1,567,043
SMART Global Holdings, Inc.(a)	853	39,955
SunPower Corp.(a)	4,104	101,656
Synaptics, Inc.(a)	1,779	270,266
Teradyne, Inc.	8,633	1,096,391
Texas Instruments, Inc.	47,497	9,053,878
Ultra Clean Holdings, Inc.(a)	2,189	118,228
Universal Display Corp.	2,725	638,985
Veeco Instruments, Inc.(a)	2,766	64,171
Xilinx, Inc.(a)	12,669	1,898,323

		117,220,603

Software — 9.7%
8x8, Inc.(a)	5,438	138,995
A10 Networks, Inc.(a)	3,291	42,026
ACI Worldwide, Inc.(a)	6,070	208,201
Adobe, Inc.(a)	24,751	15,385,964
Agilysys, Inc.(a)	963	53,504
Alarm.com Holdings, Inc.(a)	2,494	207,551
Alkami Technology, Inc.(a)	616	19,275
Altair Engineering, Inc., Class A(a)	2,206	153,891
Alteryx, Inc., Class A(a)(b)	2,982	230,807
American Software, Inc., Class A	1,641	36,102
Anaplan, Inc.(a)	7,165	409,838
ANSYS, Inc.(a)	4,425	1,630,435
Appfolio, Inc., Class A(a)(b)	933	132,113
Appian Corp.(a)(b)	1,992	231,929
Asana, Inc., Class A(a)	3,691	262,282
Aspen Technology, Inc.(a)	3,510	513,373
Atlassian Corp. PLC, Class A(a)(b)	7,127	2,317,130
Autodesk, Inc.(a)	11,345	3,643,220
Avalara, Inc.(a)	4,300	718,831
Avaya Holdings Corp.(a)	4,062	98,382
Benefitfocus, Inc.(a)	1,165	15,331
Bentley Systems, Inc., Class B	6,780	412,292
Bill.Com Holdings, Inc.(a)	3,850	796,257
Black Knight, Inc.(a)	7,685	636,395
Blackbaud, Inc.(a)	2,423	172,833
Blackline, Inc.(a)	2,659	304,163
Bottomline Technologies DE, Inc.(a)	1,955	78,904
Box, Inc., Class A(a)	7,510	179,639
BTRS Holdings, Inc.(a)	2,403	28,139
C3.AI, Inc., Class A(a)	1,221	61,477
Cadence Design Systems, Inc.(a)	14,153	2,089,690
CDK Global, Inc.	6,071	291,347
Cerence, Inc.(a)(b)	1,926	207,064
Ceridian HCM Holding, Inc.(a)	6,537	643,241

70	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
ChannelAdvisor Corp.(a)	1,810	$42,155
Citrix Systems, Inc.	6,516	656,487
Cleanspark, Inc.(a)(b)	1,688	22,788
Cloudera, Inc.(a)	11,666	185,139
Cloudflare, Inc., Class A(a)	12,939	1,534,954
CommVault Systems, Inc.(a)	2,246	169,775
Cornerstone OnDemand, Inc.(a)	3,093	148,278
Coupa Software, Inc.(a)	3,803	825,251
Crowdstrike Holdings, Inc., Class A(a)	8,264	2,095,833
Datadog, Inc., Class A(a)	11,681	1,293,087
Datto Holding Corp.(a)	1,098	28,647
Digimarc Corp.(a)(b)	495	14,206
Digital Turbine, Inc.(a)	4,575	287,996
DocuSign, Inc.(a)	9,819	2,926,455
Dolby Laboratories, Inc., Class A	3,218	312,468
Domo, Inc., Class B(a)	1,416	125,075
DoubleVerify Holdings, Inc.(a)	760	26,296
Dropbox, Inc., Class A(a)	15,369	483,970
Duck Creek Technologies, Inc.(a)	3,777	165,924
Dynatrace, Inc.(a)	9,384	599,356
E2open Parent Holdings, Inc.(a)	2,093	21,035
Ebix, Inc.	1,492	45,088
eGain Corp.(a)	724	8,449
Elastic NV(a)	3,456	511,695
Envestnet, Inc.(a)	3,272	246,153
Everbridge, Inc.(a)(b)	1,898	268,036
Fair Isaac Corp.(a)	1,448	758,622
FireEye, Inc.(a)	11,499	232,280
Five9, Inc.(a)	3,497	703,911
Fortinet, Inc.(a)	7,312	1,990,619
GTY Technology Holdings, Inc.(a)(b)	2,386	16,511
Guidewire Software, Inc.(a)	4,283	493,402
HubSpot, Inc.(a)	2,298	1,369,654
Intelligent Systems Corp.(a)	318	10,745
InterDigital, Inc.	1,610	106,083
Intuit, Inc.	13,362	7,081,459
j2 Global, Inc.(a)	2,238	316,162
Jamf Holding Corp.(a)(b)	2,776	91,081
JFrog Ltd.(a)(b)	2,583	113,187
LivePerson, Inc.(a)	3,328	211,960
Manhattan Associates, Inc.(a)	3,201	510,976
Marathon Digital Holdings, Inc.(a)(b)	4,804	132,734
McAfee Corp., Class A	2,331	63,100
Medallia, Inc.(a)	5,251	177,851
Microsoft Corp.	390,593	111,283,852
MicroStrategy, Inc., Class A(a)	397	248,526
Mimecast Ltd.(a)	3,083	171,261
Mitek Systems, Inc.(a)	2,481	54,855
Model N, Inc.(a)(b)	2,003	64,837
Momentive Global, Inc.(a)	6,429	135,009
N-Able, Inc.(a)	1,754	24,205
nCino Inc.(a)(b)	2,451	155,810
New Relic, Inc.(a)	2,815	194,460
NortonLifeLock, Inc.	28,711	712,607
Nuance Communications, Inc.(a)	14,867	816,198
Nutanix, Inc., Class A(a)	9,828	354,005
ON24, Inc.(a)(b)	798	29,143
OneSpan, Inc.(a)	1,431	35,303
Oracle Corp.	90,927	7,923,379
PagerDuty, Inc.(a)(b)	4,185	169,869
Palantir Technologies, Inc., Class A(a)	89,052	1,933,319
Palo Alto Networks, Inc.(a)	4,911	1,959,734

Security	Shares	Value

Software (continued)
Paycom Software, Inc.(a)	2,629	$1,051,600
Paylocity Holding Corp.(a)	1,936	401,643
Pegasystems, Inc.	2,046	261,151
Ping Identity Holding Corp.(a)	2,527	55,771
Progress Software Corp.	2,301	104,903
Proofpoint, Inc.(a)	3,004	524,679
PROS Holdings, Inc.(a)	2,060	89,445
PTC, Inc.(a)	5,344	723,845
Q2 Holdings, Inc.(a)	2,732	282,243
QAD, Inc., Class A	600	52,050
Qualys, Inc.(a)	1,745	177,222
Rapid7, Inc.(a)	2,741	311,789
Rimini Street, Inc.(a)	3,501	30,424
RingCentral, Inc., Class A(a)	4,152	1,109,705
Riot Blockchain, Inc.(a)(b)	4,243	139,807
SailPoint Technologies Holding, Inc.(a)	4,560	227,954
salesforce.com, Inc.(a)	48,127	11,643,365
Sapiens International Corp. NV	1,182	29,798
SecureWorks Corp., Class A(a)	607	12,176
ServiceNow, Inc.(a)	10,145	5,964,144
ShotSpotter, Inc.(a)	707	32,310
Smartsheet, Inc., Class A(a)	6,061	439,725
Splunk, Inc.(a)	8,476	1,203,422
Sprout Social, Inc., Class A(a)	2,205	195,892
SPS Commerce, Inc.(a)	1,818	198,071
SS&C Technologies Holdings, Inc.	11,615	910,500
Sumo Logic, Inc.(a)	4,469	92,285
Synopsys, Inc.(a)	7,815	2,250,642
Telos Corp.(a)	781	21,884
Tenable Holdings, Inc.(a)	4,633	198,292
Teradata Corp.(a)	5,538	275,017
Trade Desk, Inc., Class A(a)	22,198	1,818,238
Tyler Technologies, Inc.(a)	2,092	1,030,603
Unity Software, Inc.(a)(b)	7,671	821,717
Upland Software, Inc.(a)	1,510	54,360
Varonis Systems, Inc.(a)	5,294	323,993
Verint Systems, Inc.(a)	3,361	143,414
Veritone, Inc.(a)	1,045	21,611
Viant Technology, Inc., Class A(a)	883	15,267
VirnetX Holding Corp.(a)	2,642	10,832
VMware, Inc., Class A(a)(b)	4,183	643,094
Vonage Holdings Corp.(a)	11,572	165,017
Workday, Inc., Class A(a)	9,535	2,235,004
Workiva, Inc.(a)(b)	2,091	271,349
Xperi Holding Corp.	5,535	114,962
Yext, Inc.(a)	5,854	76,278
Zendesk, Inc.(a)	6,115	798,191
Zix Corp.(a)	2,268	16,806
Zoom Video Communications, Inc., Class A(a)	10,997	4,157,966
Zscaler, Inc.(a)	4,013	946,707
Zuora, Inc., Class A(a)	5,649	97,671

		228,816,760

Specialty Retail — 2.3%
Aaron’s Co., Inc.	1,983	57,249
Abercrombie & Fitch Co., Class A(a)	3,245	122,693
Academy Sports & Outdoors, Inc.(a)	3,216	119,153
Advance Auto Parts, Inc.	3,336	707,432
American Eagle Outfitters, Inc.	7,773	267,935
America’s Car-Mart, Inc.(a)	281	44,679
Asbury Automotive Group, Inc.(a)	961	197,447
AutoNation, Inc.(a)	2,617	317,521
AutoZone, Inc.(a)	1,134	1,841,128

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Barnes & Noble Education, Inc.(a)	2,311	$19,297
Bath & Body Works, Inc.(a)	12,266	982,139
Bed Bath & Beyond, Inc.(a)	5,363	153,060
Best Buy Co., Inc.	12,948	1,454,708
Big 5 Sporting Goods Corp.	1,094	23,980
Blink Charging Co.(a)(b)	1,842	63,604
Boot Barn Holdings, Inc.(a)	1,527	131,963
Buckle, Inc.(b)	1,687	70,989
Burlington Stores, Inc.(a)	3,433	1,149,368
Caleres, Inc.	2,081	51,484
Camping World Holdings, Inc., Class A	2,185	86,002
CarLotz, Inc.(a)(b)	3,902	17,325
CarMax, Inc.(a)	8,450	1,131,877
Carvana Co.(a)	3,976	1,342,139
Cato Corp., Class A	507	8,366
Chico’s FAS, Inc.(a)	7,580	46,844
Children’s Place, Inc.(a)	869	73,283
Citi Trends, Inc.(a)	548	43,703
Conn’s, Inc.(a)	641	14,256
Container Store Group, Inc.(a)(b)	1,057	11,120
Designer Brands, Inc., Class A(a)	3,326	48,460
Dick’s Sporting Goods, Inc.	3,215	334,810
Five Below, Inc.(a)	2,845	553,125
Floor & Decor Holdings, Inc., Class A(a)	5,149	628,229
Foot Locker, Inc.	4,608	262,932
GameStop Corp., Class A(a)(b)	2,997	482,877
Gap, Inc.	10,235	298,555
Genesco, Inc.(a)	625	35,906
Group 1 Automotive, Inc.	957	166,269
GrowGeneration Corp.(a)	2,856	116,154
Guess?, Inc.	1,837	41,002
Haverty Furniture Cos., Inc.	1,048	37,718
Hibbett, Inc.	760	67,382
Home Depot, Inc.	55,765	18,301,515
Kirkland’s, Inc.(a)(b)	980	19,071
Leslie’s, Inc.(a)(b)	5,527	134,582
Lithia Motors, Inc.	1,475	556,400
Lowe’s Cos., Inc.	37,018	7,132,998
Lumber Liquidators Holdings, Inc.(a)	1,004	19,156
MarineMax, Inc.(a)	887	47,712
Monro, Inc.	1,675	97,150
Murphy USA, Inc.	1,316	194,123
National Vision Holdings, Inc.(a)	4,171	225,151
ODP Corp.(a)	2,695	127,554
OneWater Marine, Inc., Class A	684	32,134
O’Reilly Automotive, Inc.(a)	3,552	2,144,840
Party City Holdco, Inc.(a)	5,630	48,080
Penske Automotive Group, Inc.	1,645	145,747
Petco Health & Wellness Co., Inc.(a)(b)	3,824	78,889
Rent-A-Center, Inc.	3,350	191,687
RH(a)	904	600,328
Ross Stores, Inc.	18,113	2,222,284
Sally Beauty Holdings, Inc.(a)	5,601	105,971
Shift Technologies, Inc.(a)(b)	3,114	26,313
Shoe Carnival, Inc.	744	25,073
Signet Jewelers Ltd.	2,660	171,144
Sleep Number Corp.(a)	1,237	122,723
Sonic Automotive, Inc., Class A	1,309	71,406
Sportsman’s Warehouse Holdings, Inc.(a)	1,930	34,103
Tilly’s, Inc., Class A	598	8,868
TJX Cos., Inc.	63,954	4,400,675
Tractor Supply Co.	5,964	1,079,067

Security	Shares	Value

Specialty Retail (continued)
TravelCenters of America, Inc.(a)	768	$22,211
Ulta Beauty, Inc.(a)	2,797	939,233
Urban Outfitters, Inc.(a)	3,600	133,848
Vroom, Inc.(a)(b)	5,849	216,647
Williams-Sonoma, Inc.	3,952	599,518
Winmark Corp.	85	17,920
Zumiez, Inc.(a)	980	42,777

		53,961,061

Technology Hardware, Storage & Peripherals — 5.3%
3D Systems Corp.(a)	6,195	170,610
Apple, Inc.	814,176	118,755,711
Avid Technology, Inc.(a)	1,825	68,237
Corsair Gaming, Inc.(a)(b)	1,838	53,651
Dell Technologies, Inc., Class C(a)	14,206	1,372,584
Diebold Nixdorf, Inc.(a)	2,781	28,950
Eastman Kodak Co.(a)(b)	1,722	12,708
Hewlett Packard Enterprise Co.	67,893	984,448
HP, Inc.	64,372	1,858,420
NCR Corp.(a)	6,570	291,708
NetApp, Inc.	11,567	920,618
Pure Storage, Inc., Class A(a)	13,698	267,385
Quantum Corp.(a)	2,963	18,371
Super Micro Computer, Inc.(a)	1,968	74,863
Turtle Beach Corp.(a)(b)	776	23,978
Western Digital Corp.(a)	15,948	1,035,504
Xerox Holdings Corp.	8,090	195,212

		126,132,958

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	7,509	422,832
Carter’s, Inc.	2,211	216,103
Columbia Sportswear Co.	2,136	212,788
Crocs, Inc.(a)	3,287	446,407
Deckers Outdoor Corp.(a)	1,468	603,128
Fossil Group, Inc.(a)	3,093	39,034
G-III Apparel Group Ltd.(a)(b)	2,509	74,919
Hanesbrands, Inc.	17,203	314,127
Kontoor Brands, Inc.	2,676	148,197
Lululemon Athletica, Inc.(a)	5,873	2,350,198
Movado Group, Inc.	450	13,531
NIKE, Inc., Class B	64,486	10,802,050
Oxford Industries, Inc.	853	74,151
PLBY Group, Inc.(a)(b)	595	16,767
PVH Corp.(a)	3,621	378,829
Ralph Lauren Corp.	2,397	272,107
Rocky Brands, Inc.	309	16,810
Skechers USA, Inc., Class A(a)	6,834	366,849
Steven Madden Ltd.	4,189	183,604
Superior Group of Cos., Inc.	916	21,444
Tapestry, Inc.(a)	14,397	608,993
Under Armour, Inc., Class A(a)	10,194	208,467
Under Armour, Inc., Class C(a)	9,628	168,683
Unifi, Inc.(a)	322	7,596
Vera Bradley, Inc.(a)	696	7,663
VF Corp.	16,774	1,345,275
Wolverine World Wide, Inc.	4,311	144,591

		19,465,143

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.(a)	2,871	137,377
Bridgewater Bancshares, Inc.(a)	1,355	21,978
Capitol Federal Financial, Inc.	5,759	63,867
Columbia Financial, Inc.(a)	2,444	44,090

72	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Essent Group Ltd.	5,706	$257,740
Federal Agricultural Mortgage Corp., Class C	456	44,460
Flagstar Bancorp, Inc.	2,381	108,955
Hingham Institution for Savings	79	23,621
Home Bancorp, Inc.	190	6,673
HomeStreet, Inc.	954	35,975
Kearny Financial Corp.	3,052	36,716
Merchants Bancorp	405	14,839
Meridian Bancorp, Inc.	3,579	68,395
Meta Financial Group, Inc.	1,236	61,429
MGIC Investment Corp.	17,887	247,556
Mr Cooper Group, Inc.(a)	3,773	140,280
New York Community Bancorp, Inc.	24,685	290,789
NMI Holdings, Inc., Class A(a)	4,380	96,448
Northfield Bancorp, Inc.	1,190	19,575
Northwest Bancshares, Inc.	4,246	56,514
Ocwen Financial Corp.(a)	722	18,880
PCSB Financial Corp.	450	8,118
PennyMac Financial Services, Inc.	1,842	115,843
Premier Financial Corp.	1,940	51,953
Provident Bancorp, Inc.	875	13,808
Provident Financial Services, Inc.	3,731	80,590
Radian Group, Inc.	10,004	225,890
Rocket Cos., Inc., Class A	6,899	118,939
Southern Missouri Bancorp, Inc.	347	15,573
TFS Financial Corp.	3,225	62,823
TrustCo Bank Corp.	719	24,180
UWM Holdings Corp.(b)	2,444	18,648
Walker & Dunlop, Inc.	1,493	154,496
Washington Federal, Inc.	4,414	142,440
Waterstone Financial, Inc.	804	15,863
WSFS Financial Corp.	2,055	89,968

		2,935,289

Tobacco — 0.5%
22nd Century Group, Inc.(a)(b)	7,514	24,120
Altria Group, Inc.	95,365	4,581,334
Philip Morris International, Inc.	80,196	8,026,818
Turning Point Brands, Inc.	705	37,379
Universal Corp.	1,325	69,112
Vector Group Ltd.	7,931	105,958

		12,844,721

Trading Companies & Distributors — 0.3%
Air Lease Corp.	5,458	231,201
Alta Equipment Group, Inc.(a)	1,686	21,227
Applied Industrial Technologies, Inc.	1,995	178,951
Beacon Roofing Supply, Inc.(a)	2,873	153,648
BlueLinx Holdings, Inc.(a)	482	20,707
Boise Cascade Co.	1,918	98,106
CAI International, Inc.	968	54,024
Custom Truck One Source, Inc.(a)	2,724	21,220
DXP Enterprises, Inc.(a)	556	18,153
EVI Industries, Inc.(a)	262	7,058
Fastenal Co.	29,583	1,620,261
GATX Corp.	1,891	174,445
Global Industrial Co.	1,009	39,876

Security	Shares	Value

Trading Companies & Distributors (continued)
GMS, Inc.(a)	2,440	$119,877
H&E Equipment Services, Inc.	1,772	60,301
Herc Holdings, Inc.(a)(b)	1,299	161,128
Lawson Products, Inc.(a)	255	13,385
McGrath RentCorp	1,253	98,260
MRC Global, Inc.(a)	4,647	42,613
MSC Industrial Direct Co., Inc., Class A	2,382	212,403
NOW, Inc.(a)	6,770	66,820
Rush Enterprises, Inc., Class A	1,789	84,065
Rush Enterprises, Inc., Class B	399	17,508
SiteOne Landscape Supply, Inc.(a)	2,258	394,653
Textainer Group Holdings Ltd.(a)	2,893	93,386
Titan Machinery, Inc.(a)	1,169	33,351
Transcat, Inc.(a)	348	22,220
Triton International Ltd.	3,372	178,008
United Rentals, Inc.(a)	3,732	1,229,881
Univar Solutions, Inc.(a)	8,787	215,633
Veritiv Corp.(a)	789	48,350
W.W. Grainger, Inc.	2,397	1,065,658
Watsco, Inc.	1,668	471,110
WESCO International, Inc.(a)	2,266	241,216

		7,508,703

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,821	150,930

Water Utilities — 0.1%
American States Water Co.	2,002	176,817
American Water Works Co., Inc.	9,332	1,587,467
Artesian Resources Corp., Class A	493	19,266
Cadiz, Inc.(a)(b)	459	6,219
California Water Service Group	2,801	175,567
Essential Utilities, Inc.	11,676	573,525
Global Water Resources, Inc.	881	15,523
Middlesex Water Co.	903	91,871
Pure Cycle Corp.(a)	1,623	25,092
SJW Group	1,481	102,085
York Water Co.	673	32,479

		2,805,911

Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	2,125	22,036
Shenandoah Telecommunications Co.	2,672	141,055
Telephone & Data Systems, Inc.	5,293	118,298
T-Mobile US, Inc.(a)	30,358	4,372,159
United States Cellular Corp.(a)(b)	1,024	37,233

		4,690,781

Total Common Stocks — 98.6% (Cost: $1,472,532,874)		2,326,935,865

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 0.8%
iShares Russell 3000 ETF(d)	68,392	$17,801,070

Total Investment Companies — 0.8% (Cost: $14,687,963)		17,801,070

Total Long-Term Investments — 99.4% (Cost: $1,487,220,837)		2,344,736,935

Short-Term Securities

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.09%(d)(f)(g)	28,762,537	28,776,918
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(d)(f)	12,326,350	12,326,350

Total Short-Term Securities — 1.7% (Cost: $41,095,142)		41,103,268

Total Investments — 101.1% (Cost: $1,528,315,979)		2,385,840,203

Liabilities in Excess of Other Assets — (1.1)%		(26,065,246)

Net Assets — 100.0%		$2,359,774,957

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$15,893,139	$12,895,039	(a)	$—	$2,901	$(14,161)	$28,776,918	28,762,537	$142,652	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,994,749	8,331,601	(a)	—	—	—	12,326,350	12,326,350	5,733		—
BlackRock, Inc.	3,237,306	1,562,595		(270,946)	4,052	1,852,833	6,385,840	7,364	96,162		—
iShares Russell 3000 ETF	4,927,513	155,125,037		(146,361,419)	1,906,420	2,203,519	17,801,070	68,392	157,119		—
PennyMac Financial Services, Inc.(c)	84,358	58,033		(55,956)	13,840	15,568	N/A	N/A	1,262		—
PennyMac Mortgage Investment Trust(c)	59,189	14,559		—	—	4,600	N/A	N/A	7,191		—

					$1,927,213	$4,062,359	$65,290,178		$410,119		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

74	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	15	09/17/21	$1,666	$(34,098)
S&P 500 E-Mini Index	52	09/17/21	11,413	143,353

				$109,255

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$143,353	$—	$—	$—	$143,353

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$34,098	$—	$—	$—	$34,098

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the year ended July 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$3,547,594	$—	$—	$—	$3,547,594

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$51,098	$—	$—	$—	$51,098

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$10,761,270

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$2,326,934,665	$—	$1,200	$2,326,935,865
Investment Companies	17,801,070	—	—	17,801,070

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (continued) July 31, 2021	iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$41,103,268	$—	$—	$41,103,268

	$2,385,839,003	$—	$1,200	$2,385,840,203

Derivative Financial Instruments(a)
Assets
Equity Contracts	$143,353	$—	$—	$143,353
Liabilities
Equity Contracts	(34,098)	—	—	(34,098)

	$109,255	$—	$—	$109,255

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

76	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

July 31, 2021

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,704,483,840	$469,641,728	$2,320,550,025
Investments, at value — affiliated(c)	53,476,432	60,619,246	65,290,178
Cash	—	67	—
Cash pledged for futures contracts	625,650	181,000	654,000
Receivables:
Investments sold	—	2,312,204	2,080,398
Securities lending income — affiliated	26,847	17,183	19,604
Capital shares sold	4,709,636	14,796,060	1,548,724
Dividends — unaffiliated	652,943	143,012	1,717,232
Dividends — affiliated	83	21	87
From the Manager	—	6,659	—
Prepaid expenses	46,722	51,275	57,128

Total assets	1,764,022,153	547,768,455	2,391,917,376

LIABILITIES
Collateral on securities loaned, at value	28,670,784	37,717,527	28,775,206
Payables:
Investments purchased	1,159,707	18,728,134	2,815,413
Accounting services fees	6,017	6,016	6,016
Capital shares redeemed	5,785,676	14,851,731	268,119
Custodian fees	57,334	27,474	21,395
Investment advisory fees	27,453	—	18,323
Trustees’ and Officer’s fees	2,386	2,198	2,251
Recoupment of past waived fees	47,204	—	30,837
Other accrued expenses	128,160	24,744	49,261
Professional fees	32,955	62,796	52,904
Service fees	28,145	21,048	34,965
Variation margin on futures contracts	31,708	45,745	67,729

Total liabilities	35,977,529	71,487,413	32,142,419

NET ASSETS	$1,728,044,624	$476,281,042	$2,359,774,957

NET ASSETS CONSIST OF
Paid-in capital	$1,043,689,522	$338,387,408	$1,511,977,830
Accumulated earnings	684,355,102	137,893,634	847,797,127

NET ASSETS	$1,728,044,624	$476,281,042	$2,359,774,957

(a) Investments, at cost — unaffiliated	$1,033,060,061	$336,056,183	$1,468,882,507
(b) Securities loaned, at value	$28,544,807	$36,581,354	$28,234,608
(c) Investments, at cost — affiliated	$52,261,437	$60,302,453	$59,433,472

F I N A N C I A L S T A T E M E N T S	77

Statements of Assets and Liabilities  (continued)

July 31, 2021

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

NET ASSET VALUE

Institutional
Net assets	$195,340,337	$161,408,764	$155,377,679

Shares outstanding	13,098,495	9,317,086	7,414,139

Net asset value	$14.91	$17.32	$20.96

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Investor A
Net assets	$136,579,031	$101,138,622	$166,600,626

Shares outstanding	9,195,590	5,848,685	7,959,965

Net asset value	$14.85	$17.29	$20.93

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

Class K
Net assets	$1,396,125,256	$213,733,656	$2,037,796,652

Shares outstanding	93,429,832	12,337,585	97,234,756

Net asset value	$14.94	$17.32	$20.96

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001

See notes to financial statements.

78	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended July 31, 2021

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund

INVESTMENT INCOME
Dividends — unaffiliated	$18,002,355	$4,206,676	$23,031,839
Dividends — affiliated	92,989	63,021	267,467
Securities lending income — affiliated — net	158,031	172,002	142,652
Foreign taxes withheld	(2,367)	(4,472)	(2,897)

Total investment income	18,251,008	4,437,227	23,439,061

EXPENSES
Transfer agent — class specific	331,182	78,379	109,332
Investment advisory	293,428	111,953	169,941
Service — class specific	287,004	206,284	339,222
Professional	89,927	118,425	83,632
Registration	80,012	64,941	72,077
Custodian	66,781	45,178	29,816
Recoupment of past waived and/or reimbursed fees — class specific	47,204	—	5,905
Trustees and Officer	9,578	8,715	9,937
Accounting services	9,025	9,025	9,025
Recoupment of past fees waived and/or reimbursed fees	—	—	24,932
Miscellaneous	57,615	47,993	58,156

Total expenses	1,271,756	690,893	911,975
Less:
Fees waived and/or reimbursed by the Manager	(9,593)	(144,808)	(15,005)
Transfer agent fees waived and/or reimbursed — class specific	(2,586)	(7,498)	(5,016)

Total expenses after fees waived and/or reimbursed	1,259,577	538,587	891,954

Net investment income	16,991,431	3,898,640	22,547,107

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	55,653,291	14,607,641	1,138,431
Investments — affiliated	3,852,874	931,137	1,927,213
Futures contracts	3,542,485	906,853	3,547,594

	63,048,650	16,445,631	6,613,238

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	424,296,339	113,309,446	502,062,873
Investments — affiliated	(50,287)	89,793	4,062,359
Futures contracts	25,918	1,109	51,098

	424,271,970	113,400,348	506,176,330

Net realized and unrealized gain	487,320,620	129,845,979	512,789,568

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$504,312,051	$133,744,619	$535,336,675

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	79

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund

	Year Ended July 31,		Year Ended July 31,

	2021	2020	2021	2020

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,991,431	$19,741,828	$3,898,640	$3,020,864
Net realized gain (loss)	63,048,650	(6,430,824)	16,445,631	3,278,482
Net change in unrealized appreciation (depreciation)	424,271,970	1,121,723	113,400,348	(3,072,775)

Net increase in net assets resulting from operations	504,312,051	14,432,727	133,744,619	3,226,571

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(5,368,839)	(8,843,077)	(4,029,472)	(514,135)
Investor A	(2,605,085)	(3,674,083)	(3,084,611)	(805,481)
Class K	(29,765,293)	(34,859,826)	(8,226,939)	(4,253,492)

Decrease in net assets resulting from distributions to shareholders	(37,739,217)	(47,376,986)	(15,341,022)	(5,573,108)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	60,316,126	100,552,839	100,862,863	62,630,708

NET ASSETS
Total increase in net assets	526,888,960	67,608,580	219,266,460	60,284,171
Beginning of year	1,201,155,664	1,133,547,084	257,014,582	196,730,411

End of year	$1,728,044,624	$1,201,155,664	$476,281,042	$257,014,582

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

80	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Total U.S. Stock Market Index Fund

	Year Ended July 31,

	2021	2020

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,547,107	$19,984,832
Net realized gain (loss)	6,613,238	(2,832,749)
Net change in unrealized appreciation (depreciation)	506,176,330	108,535,367

Net increase in net assets resulting from operations	535,336,675	125,687,450

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,417,049)	(1,945,677)
Investor A	(1,498,740)	(1,890,980)
Class K	(19,697,165)	(20,902,862)

Decrease in net assets resulting from distributions to shareholders	(22,612,954)	(24,739,519)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	605,004,464	52,045,326

NET ASSETS
Total increase in net assets	1,117,728,185	152,993,257
Beginning of year	1,242,046,772	1,089,053,515

End of year	$2,359,774,957	$1,242,046,772

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	81

Financial Highlights

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund

	Institutional

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$10.75	$10.98	$10.70	$11.26		$10.22

Net investment income(a)	0.15	0.19	0.17	0.16		0.16
Net realized and unrealized gain	4.35	0.02	0.50	1.22		1.14

Net increase from investment operations	4.50	0.21	0.67	1.38		1.30

Distributions(b)
From net investment income	(0.15)	(0.17)	(0.17)	(0.18)		(0.23)
From net realized gain	(0.19)	(0.27)	(0.22)	(1.76)		(0.03)

Total distributions	(0.34)	(0.44)	(0.39)	(1.94)		(0.26)

Net asset value, end of year	$14.91	$10.75	$10.98	$10.70		$11.26

Total Return(c)
Based on net asset value	42.43%	1.96%	6.76%	13.29	%(d)	12.91%

Ratios to Average Net Assets
Total expenses(e)	0.09%	0.10%	0.12%	0.13%		0.23%

Total expenses after fees waived and/or reimbursed	0.09%	0.10%	0.12%	0.11%		0.12%

Net investment income	1.18%	1.77%	1.66%	1.46%		1.52%

Supplemental Data
Net assets, end of year (000)	$195,340	$170,550	$244,272	$174,840		$366,684

Portfolio turnover rate	24%	26%	25%	75%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017
Expense ratios	N/A	0.09%	0.05%	0.09%	0.20%

See notes to financial statements.

82	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Investor A

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$10.71	$10.93	$10.66	$11.24		$10.20

Net investment income(a)	0.11	0.15	0.17	0.12		0.13
Net realized and unrealized gain	4.34	0.04	0.47	1.22		1.16

Net increase from investment operations	4.45	0.19	0.64	1.34		1.29

Distributions(b)
From net investment income	(0.12)	(0.14)	(0.15)	(0.16)		(0.22)
From net realized gain	(0.19)	(0.27)	(0.22)	(1.76)		(0.03)

Total distributions	(0.31)	(0.41)	(0.37)	(1.92)		(0.25)

Net asset value, end of year	$14.85	$10.71	$10.93	$10.66		$11.24

Total Return(c)
Based on net asset value	42.05%	1.80%	6.43%	12.96	%(d)	12.78%

Ratios to Average Net Assets
Total expenses(e)	0.36%	0.36%	0.34%	0.35%		0.34%

Total expenses after fees waived and/or reimbursed	0.36%	0.35%	0.33%	0.34%		0.33%

Net investment income	0.87%	1.48%	1.64%	1.11%		1.17%

Supplemental Data
Net assets, end of year (000)	$136,579	$93,113	$105,914	$203,933		$46,135

Portfolio turnover rate	24%	26%	25%	75%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017
Expense ratios	0.36%	0.35%	0.33%	0.35%	0.34%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)

	Class K

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$10.77	$11.00	$10.72	$11.28		$10.23

Net investment income(a)	0.15	0.18	0.17	0.13		0.18
Net realized and unrealized gain	4.37	0.03	0.51	1.25		1.13

Net increase from investment operations	4.52	0.21	0.68	1.38		1.31

Distributions(b)
From net investment income	(0.16)	(0.17)	(0.18)	(0.18)		(0.23)
From net realized gain	(0.19)	(0.27)	(0.22)	(1.76)		(0.03)

Total distributions	(0.35)	(0.44)	(0.40)	(1.94)		(0.26)

Net asset value, end of year	$14.94	$10.77	$11.00	$10.72		$11.28

Total Return(c)
Based on net asset value	42.50%	2.00%	6.81%	13.32	%(d)	13.02%

Ratios to Average Net Assets
Total expenses(e)	0.06%	0.08%	0.07%	0.09%		0.08%

Total expenses after fees waived and/or reimbursed	0.06%	0.07%	0.07%	0.07%		0.06%

Net investment income	1.18%	1.73%	1.67%	1.25%		1.67%

Supplemental Data
Net assets, end of year (000)	$1,396,125	$937,493	$783,361	$410,593		$229,763

Portfolio turnover rate	24%	26%	25%	75%		41%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017

Expense ratios	0.05%	0.07%	0.06%	0.08%	10.07%

See notes to financial statements.

84	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund

	Institutional

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$12.17	$12.72	$13.20	$11.58		$10.22

Net investment income(a)	0.16	0.13	0.18	0.15		0.15
Net realized and unrealized gain (loss)	5.66	(0.35)	(0.16)	1.82		1.38

Net increase (decrease) from investment operations	5.82	(0.22)	0.02	1.97		1.53

Distributions(b)
From net investment income	(0.18)	(0.16)	(0.20)	(0.17)		(0.15)
From net realized gain	(0.49)	(0.17)	(0.30)	(0.18)		(0.02)

Total distributions	(0.67)	(0.33)	(0.50)	(0.35)		(0.17)

Net asset value, end of year	$17.32	$12.17	$12.72	$13.20		$11.58

Total Return(c)
Based on net asset value	48.81%	(1.68)%	0.58%	17.27	%(d)	15.02%

Ratios to Average Net Assets
Total expenses(e)	0.16%	0.21%	0.24%	0.28%		0.74	%(f)

Total expenses after fees waived and/or reimbursed	0.12%	0.12%	0.12%	0.12%		0.11	%(f)

Net investment income	1.02%	1.14%	1.48%	1.21%		1.31	%(f)

Supplemental Data
Net assets, end of year (000)	$161,409	$58,680	$12,239	$14,431		$3,939

Portfolio turnover rate	43%	29%	27%	54%		48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017

Expense ratios	N/A	0.21%	0.24%	0.28%	0.74%

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Investor A

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$12.15	$12.70	$13.18	$11.56		$10.21

Net investment income(a)	0.13	0.13	0.15	0.14		0.13
Net realized and unrealized gain (loss)	5.65	(0.37)	(0.16)	1.80		1.37

Net increase (decrease) from investment operations	5.78	(0.24)	(0.01)	1.94		1.50

Distributions(b)
From net investment income	(0.15)	(0.14)	(0.17)	(0.14)		(0.13)
From net realized gain	(0.49)	(0.17)	(0.30)	(0.18)		(0.02)

Total distributions	(0.64)	(0.31)	(0.47)	(0.32)		(0.15)

Net asset value, end of year	$17.29	$12.15	$12.70	$13.18		$11.56

Total Return(c)
Based on net asset value	48.49%	(1.90)%	0.35%	17.03	%(d)	14.71%

Ratios to Average Net Assets
Total expenses(e)	0.38%	0.44%	0.45%	0.51%		0.74	%(f)

Total expenses after fees waived and/or reimbursed	0.34%	0.35%	0.35%	0.35%		0.33	%(f)

Net investment income	0.83%	1.13%	1.25%	1.10%		1.22	%(f)

Supplemental Data
Net assets, end of year (000)	$101,139	$55,522	$30,250	$25,073		$21,358

Portfolio turnover rate	43%	29%	27%	54%		48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017

Expense ratios	N/A	0.44%	0.45%	0.51%	0.74%

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

86	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)

	Class K

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$12.17	$12.72	$13.20	$11.58		$10.22

Net investment income(a)	0.18	0.19	0.19	0.17		0.16
Net realized and unrealized gain (loss)	5.65	(0.40)	(0.16)	1.80		1.37

Net increase (decrease) from investment operations	5.83	(0.21)	0.03	1.97		1.53

Distributions(b)
From net investment income	(0.19)	(0.17)	(0.21)	(0.17)		(0.15)
From net realized gain	(0.49)	(0.17)	(0.30)	(0.18)		(0.02)

Total distributions	(0.68)	(0.34)	(0.51)	(0.35)		(0.17)

Net asset value, end of year	$17.32	$12.17	$12.72	$13.20		$11.58

Total Return(c)
Based on net asset value	48.88%	(1.64)%	0.63%	17.32	%(d)	15.04%

Ratios to Average Net Assets
Total expenses(e)	0.11%	0.16%	0.17%	0.23%		0.47	%(f)

Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.07%	0.07%		0.07	%(f)

Net investment income	1.15%	1.55%	1.53%	1.37%		1.47	%(f)

Supplemental Data
Net assets, end of year (000)	$213,734	$142,813	$154,242	$87,011		$64,118

Portfolio turnover rate	43%	29%	27%	54%		48%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017

Expense ratios	N/A	0.16%	0.17%	0.23%	0.47%

(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund

	Institutional

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$15.31	$14.13	$13.52	$11.89		$10.44

Net investment income(a)	0.24	0.25	0.25	0.22		0.21
Net realized and unrealized gain	5.65	1.24	0.67	1.69		1.44

Net increase from investment operations	5.89	1.49	0.92	1.91		1.65

Distributions(b)
From net investment income	(0.23)	(0.27)	(0.26)	(0.22)		(0.19)
From net realized gain	(0.01)	(0.04)	(0.05)	(0.06)		(0.01)

Total distributions	(0.24)	(0.31)	(0.31)	(0.28)		(0.20)

Net asset value, end of year	$20.96	$15.31	$14.13	$13.52		$11.89

Total Return(c)
Based on net asset value	38.73%	10.79%	7.01%	16.21	%(d)	16.03	%(d)

Ratios to Average Net Assets
Total expenses(e)	0.08%	0.09%	0.09%	0.11%		0.08%

Total expenses after fees waived and/or reimbursed	0.08%	0.08%	0.08%	0.08%		0.05%

Net investment income	1.32%	1.79%	1.87%	1.69%		1.87%

Supplemental Data
Net assets, end of year (000)	$155,378	$84,117	$88,223	$83,121		$27,221

Portfolio turnover rate	16%	15%	19%	14%		11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017

Expense ratios	0.08%	0.09%	0.09%	0.11%	0.08%

See notes to financial statements.

88	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Investor A

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$15.29	$14.11	$13.50	$11.88		$10.44

Net investment income(a)	0.20	0.22	0.22	0.19		0.18
Net realized and unrealized gain	5.64	1.24	0.67	1.68		1.44

Net increase from investment operations	5.84	1.46	0.89	1.87		1.62

Distributions(b)
From net investment income	(0.19)	(0.24)	(0.23)	(0.19)		(0.17)
From net realized gain	(0.01)	(0.04)	(0.05)	(0.06)		(0.01)

Total distributions	(0.20)	(0.28)	(0.28)	(0.25)		(0.18)

Net asset value, end of year	$20.93	$15.29	$14.11	$13.50		$11.88

Total Return(c)
Based on net asset value	38.42%	10.56%	6.77%	15.87	%(d)	15.71	%(d)

Ratios to Average Net Assets
Total expenses(e)	0.30%	0.31%	0.32%	0.34%		0.33%

Total expenses after fees waived and/or reimbursed	0.30%	0.30%	0.31%	0.31%		0.29%

Net investment income	1.11%	1.56%	1.64%	1.51%		1.63%

Supplemental Data
Net assets, end of year (000)	$166,601	$114,362	$84,192	$72,794		$61,048

Portfolio turnover rate	16%	15%	19%	14%		11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017

Expense ratios	0.30%	0.31%	0.32%	0.34%	0.32%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)

	Class K

	Year Ended July 31,

	2021	2020	2019	2018		2017

Net asset value, beginning of year	$15.31	$14.13	$13.52	$11.89		$10.44

Net investment income(a)	0.25	0.26	0.26	0.23		0.22
Net realized and unrealized gain	5.64	1.24	0.66	1.69		1.44

Net increase from investment operations	5.89	1.50	0.92	1.92		1.66

Distributions(b)
From net investment income	(0.23)	(0.28)	(0.26)	(0.23)		(0.20)
From net realized gain	(0.01)	(0.04)	(0.05)	(0.06)		(0.01)

Total distributions	(0.24)	(0.32)	(0.31)	(0.29)		(0.21)

Net asset value, end of year	$20.96	$15.31	$14.13	$13.52		$11.89

Total Return(c)
Based on net asset value	38.79%	10.84%	7.06%	16.26	%(d)	16.05	%(d)

Ratios to Average Net Assets
Total expenses(e)	0.03%	0.04%	0.04%	0.06%		0.06%

Total expenses after fees waived and/or reimbursed	0.03%	0.03%	0.03%	0.03%		0.03%

Net investment income	1.35%	1.84%	1.91%	1.79%		1.95%

Supplemental Data
Net assets, end of year (000)	$2,037,797	$1,043,568	$916,638	$761,815		$599,599

Portfolio turnover rate	16%	15%	19%	14%		11%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended July 31,

	2021	2020	2019	2018	2017

Expense ratios	0.03%	0.04%	0.04%	0.06%	0.06%

See notes to financial statements.

90	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	91

Notes to Financial Statements (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

92	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount	(b)
Mid-Cap Index
Barclays Capital, Inc.	$26,313	$(26,313)	$—
BNP Paribas Securities Corp.	2,687,785	(2,687,785)	—
BofA Securities, Inc.	5,977,670	(5,977,670)	—
Citadel Clearing LLC	17,100	(17,100)	—
Citigroup Global Markets, Inc.	6,091,906	(6,091,906)	—
Credit Suisse Securities (USA) LLC	1,083,381	(1,083,381)	—
HSBC Bank PLC	483,631	(483,631)	—
Jefferies LLC	553,365	(553,365)	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	93

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount	(b)
Mid-Cap Index (continued)
Morgan Stanley & Co. LLC	$9,056,650	$(9,056,650)	$—
State Street Bank & Trust Company	437,900	(437,900)	—
TD Prime Services LLC	7,154	(7,154)	—
Wells Fargo Bank, National Association	757,095	(757,095)	—
Wells Fargo Securities LLC	1,364,857	(1,364,857)	—

	$28,544,807	$(28,544,807)	$—

Small/Mid-Cap Index
BMO Capital Markets	$525,476	$(525,476)	$—
BNP Paribas Securities Corp.	733,611	(733,611)	—
BofA Securities, Inc.	4,307,854	(4,307,854)	—
Citadel Clearing LLC	5,658	(5,658)	—
Citigroup Global Markets, Inc.	1,785,038	(1,785,038)	—
Credit Suisse Securities (USA) LLC	875,975	(875,975)	—
Goldman Sachs & Co.	9,171,041	(9,171,041)	—
HSBC Bank PLC	15,954	(15,954)	—
J.P. Morgan Securities LLC	8,082,727	(8,082,727)	—
Jefferies LLC	33,195	(33,195)	—
Morgan Stanley & Co. LLC	6,254,385	(6,254,385)	—
National Financial Services LLC	509,798	(509,798)	—
Nomura Securities International, Inc.	16,508	(16,508)	—
Scotia Capital (USA), Inc.	1,244,807	(1,244,807)	—
SG Americas Securities LLC	4,802	(4,802)	—
State Street Bank & Trust Company	978,652	(978,652)	—
TD Prime Services LLC	1,360,809	(1,360,809)	—
Virtu Americas LLC	421,806	(421,806)	—
Wells Fargo Bank, National Association	30,981	(30,981)	—
Wells Fargo Securities LLC	222,277	(222,277)	—

	$36,581,354	$(36,581,354)	$—

Total U.S. Stock Market Index
BNP Paribas Securities Corp.	$1,275,913	$(1,275,913)	$—
BofA Securities, Inc.	1,370,887	(1,370,887)	—
Citadel Clearing LLC	52,445	(52,445)	—
Citigroup Global Markets, Inc.	3,766,583	(3,441,271)	325,312
Credit Suisse Securities (USA) LLC	623,187	(623,187)	—
Goldman Sachs & Co.	5,890,356	(5,890,356)	—
HSBC Bank PLC	317,004	(317,004)	—
J.P. Morgan Securities LLC	5,704,080	(5,704,080)	—
Jefferies LLC	25,521	(25,521)	—
Morgan Stanley & Co. LLC	5,313,364	(5,313,364)	—
National Financial Services LLC	442,395	(442,395)	—
Nomura Securities International, Inc.	97,563	(97,563)	—
Scotia Capital (USA), Inc.	656,453	(656,453)	—
State Street Bank & Trust Company	483,671	(483,671)	—
TD Prime Services LLC	179,825	(179,825)	—
UBS AG	500,524	(500,524)	—
Virtu Americas LLC	739,363	(739,363)	—
Wells Fargo Bank, National Association	123,844	(123,844)	—
Wells Fargo Securities LLC	671,630	(671,630)	—

	$28,234,608	$(27,909,296)	$325,312

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of July 31, 2021. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

94	2 0 2 1 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01

With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.

Service Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees
Investor A	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the year ended July 31, 2021, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A
Mid-Cap Index	$287,004
Small/Mid-Cap Index	206,284
Total U.S. Stock Market Index	339,222

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

N O T E S T O F I N A N C I A L S T A T E M E N T S	95

Notes to Financial Statements  (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$741	$5,234	$8,675	$14,650
Small/Mid-Cap Index	245	2,008	385	2,638
Total U.S. Stock Market Index	514	5,726	2,616	8,856

For the year ended July 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$99,718	$80,521	$150,943	$331,182
Small/Mid-Cap Index	56,412	19,731	2,236	78,379
Total U.S. Stock Market Index	55,176	31,280	22,876	109,332

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2021, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$7,666
Small/Mid-Cap Index	2,058
Total U.S. Stock Market Index	11,017

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2021. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$1,927
Small/Mid-Cap Index	1,026
Total U.S. Stock Market Index	1,280

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03

The Manager has agreed not to reduce or discontinue the contractual expense limitations through November 30, 2021, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2021, amounts included in the Statements of Operations were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$141,724
Total U.S. Stock Market Index	2,708

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Notes to Financial Statements  (continued)

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. For the year ended July 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Transfer Agent Fees Waived and/or Reimbursed - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$—	$945	$1,641	$2,586
Small/Mid-Cap Index	5,268	—	2,230	7,498
Total U.S. Stock Market Index	544	—	4,472	5,016

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1)	each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2)	the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective August 13, 2022 for Small/Mid-Cap Index and Total U.S. Stock Market Index and effective May 13, 2022 for Mid-Cap Index, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses will be terminated.

For the year ended July 31, 2021, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

Fund Name	Fund Level	Institutional	Investor A	Class K
Mid-Cap Index	$—	$—	$1,255	$45,949
Total U.S. Stock Market Index	24,932	652	—	5,253

As of July 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Expiring
Fund Name/Fund Level/Share Class	May 13, 2022
Mid-Cap Index
Fund Level	$—
Institutional	1
Investor A	945
Class K	1,641

	Expiring
Fund Name/Fund Level/Share Class	July 31, 2022	August 13, 2022
Small/Mid-Cap Index
Fund Level	$177,108	$141,724
Institutional	1,236	5,268
Investor A	—	—
Class K	2,635	2,230
Total U.S. Stock Market Index
Fund Level	100,739	2,708
Institutional	1,785	544
Investor A	—	—
Class K	19,215	4,472

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on July 31, 2021:

Fund Name/Fund Level/Share Class	Expired July 31, 2021
Mid-Cap Index
Fund Level	$—
Institutional	—
Investor A	—
Class K	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements  (continued)

Fund Name/Fund Level/Share Class	Expired July 31, 2021
Small/Mid-Cap Index
Fund Level	$176,663
Institutional	2,596
Investor A	—
Class K	2,681
Total U.S. Stock Market Index
Fund Level	58,848
Institutional	2,316
Investor A	—
Class K	4,580

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Fund retained 75% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended July 31, 2021, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
Mid-Cap Index	$53,633
Small/Mid-Cap Index	57,015
Total U.S. Stock Market Index	48,036

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements  (continued)

During the year ended July 31, 2021, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)

Mid-Cap Index	$52,637,346	$40,254,181	$(828,864)
Small/Mid-Cap Index	9,267,190	6,960,466	1,402,137
Total U.S. Stock Market Index	51,551,949	14,279,469	(1,275,089)

7.	PURCHASES AND SALES

For the year ended July 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
Mid-Cap Index	$391,756,424	$351,408,115
Small/Mid-Cap Index	246,956,048	155,414,187
Total U.S. Stock Market Index	868,876,796	268,944,288

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to certain deemed distributions were reclassified to the following accounts:

Fund Name	Paid-in Capital	Accumulated Earnings (Loss)

Mid-Cap Index	$2,579,870	$(2,579,870)
Small/Mid-Cap Index	908,487	(908,487)

The tax character of distributions was as follows:

Fund Name	Year Ended 07/31/21	Year Ended 07/31/20

Mid-Cap Index(a)
Ordinary income	$17,709,371	$21,172,644
Long-term capital gains(b)	22,609,716	27,977,582

	$40,319,087	$49,150,226

Small/Mid-Cap Index(a)
Ordinary income	$7,567,354	4,189,730
Long-term capital gains(b)	8,682,155	1,616,779

	$16,249,509	$5,806,509

Total U.S. Stock Market Index
Ordinary income	$22,612,954	23,807,951
Long-term capital gains(b)	—	931,568

	$22,612,954	$24,739,519

(a)	Distribution amounts may include a portion of the proceeds from redeemed shares.
(b)	The Funds designate these amounts paid during the fiscal year ended July 31, 2021 as capital gain dividends, subject to a long-term capital gains tax rate of not greater than 20%.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements  (continued)

As of period end, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Mid-Cap Index	$14,501,263	$37,567,645	$632,286,194	$684,355,102
Small/Mid-Cap Index	6,323,173	11,479,686	120,090,775	137,893,634
Total U.S. Stock Market Index	10,681,910	3,141,150	833,974,067	847,797,127

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures contracts, the characterization of corporate actions and the timing and recognitiion of partnership income.

As of July 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$1,125,674,079	$667,709,259	$(35,423,066)	$632,286,193
Small/Mid-Cap Index	410,170,199	134,662,012	(14,571,237)	120,090,775
Total U.S. Stock Market Index	1,551,866,136	876,287,278	(42,313,211)	833,974,067

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Manager uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. The Manager does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by the Manager.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

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Notes to Financial Statements  (continued)

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 07/31/21		Year Ended 07/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Index Institutional
Shares sold	6,841,025	$89,725,735	12,015,763	$110,811,136
Shares issued in reinvestment of distributions	425,794	5,367,600	822,079	8,842,138
Shares redeemed	(10,031,775)	(137,845,040)	(19,230,870)	(175,534,405)

	(2,764,956)	$(42,751,705)	(6,393,028)	$(55,881,131)

Investor A
Shares sold	3,588,253	$46,456,816	4,509,531	$45,935,936
Shares issued in reinvestment of distributions	207,420	2,603,471	345,777	3,673,324
Shares redeemed	(3,293,166)	(41,581,063)	(5,848,604)	(58,696,886)

	502,507	$7,479,224	(993,296)	$(9,087,626)

Class K
Shares sold	34,266,626	$457,843,273	41,716,615	$428,313,072
Shares issued in reinvestment of distributions	2,339,955	29,684,573	3,269,836	34,717,182
Shares redeemed	(30,200,655)	(391,939,239)	(29,201,274)	(297,508,658)

	6,405,926	$95,588,607	15,785,177	$165,521,596

	4,143,477	$60,316,126	8,398,853	$100,552,839

N O T E S T O F I N A N C I A L S T A T E M E N T S	101

Notes to Financial Statements  (continued)

	Year Ended 07/31/21		Year Ended 07/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Small/Mid-Cap Index Institutional
Shares sold	5,689,218	$90,442,217	4,474,119	$49,002,046
Shares issued in reinvestment of distributions	270,507	4,029,472	43,818	514,134
Shares redeemed	(1,464,065)	(21,999,858)	(658,769)	(7,475,351)

	4,495,660	$72,471,831	3,859,168	$42,040,829

Investor A
Shares sold	3,584,163	$55,485,190	3,230,299	$34,683,012
Shares issued in reinvestment of distributions	208,565	3,080,737	66,811	804,318
Shares redeemed	(2,513,519)	(38,946,335)	(1,109,609)	(13,039,273)

	1,279,209	$19,619,592	2,187,501	$22,448,057

Class K
Shares sold	3,630,308	$58,903,179	2,964,972	$35,204,189
Shares issued in reinvestment of distributions	553,753	8,205,418	346,548	4,238,675
Shares redeemed	(3,581,326)	(58,337,157)	(3,704,775)	(41,301,042)

	602,735	$8,771,440	(393,255)	$(1,858,178)

	6,377,604	$100,862,863	5,653,414	$62,630,708

	Year Ended 07/31/21		Year Ended 07/31/20
Fund Name / Share Class	Shares	Amounts	Shares	Amounts

Total U.S. Stock Market Index Institutional
Shares sold	3,592,939	$68,878,103	3,247,765	$45,030,817
Shares issued in reinvestment of distributions	77,031	1,410,791	137,813	1,941,722
Shares redeemed	(1,749,290)	(31,437,793)	(4,135,864)	(57,772,510)

	1,920,680	$38,851,101	(750,286)	$(10,799,971)

Investor A
Shares sold	3,002,909	$56,131,084	3,477,143	$49,169,829
Shares issued in reinvestment of distributions	82,927	1,496,485	133,886	1,889,002
Shares redeemed	(2,603,589)	(46,948,675)	(2,098,473)	(28,566,482)

	482,247	$10,678,894	1,512,556	$22,492,349

Class K
Shares sold	43,977,636	$825,707,520	23,976,909	$336,767,499
Shares issued in reinvestment of distributions	1,054,995	19,347,020	1,452,863	20,536,206
Shares redeemed	(15,951,939)	(289,580,071)	(22,148,282)	(316,950,757)

	29,080,692	$555,474,469	3,281,490	$40,352,948

	31,483,619	$605,004,464	4,043,760	$52,045,326

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock FundsSM and Shareholders of iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Russell Mid-Cap Index Fund, iShares Russell Small/Mid-Cap Index Fund and iShares Total U.S. Stock Market Index Fund (three of the funds constituting BlackRock FundsSM, hereafter collectively referred to as the “Funds”) as of July 31, 2021, the related statements of operations for the year ended July 31, 2021, the statements of changes in net assets for each of the two years in the period ended July 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2021 and each of the financial highlights for each of the five years in the period ended July 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 21, 2021

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	103

Important Tax Information  (unaudited)

The following amount(s), or maximum amount(s) allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2021:

Fund Name	Qualified Dividend Income
Mid-Cap Index	$16,613,822
Small/Mid-Cap Index	3,496,290
Total U.S. Stock Market Index	22,952,930

The following amount(s), or maximum amount(s) allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2021:

Fund Name	Qualified Business Income
Mid-Cap Index	$2,463,504
Small/Mid-Cap Index	612,731
Total U.S. Stock Market Index	994,251

The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2021 that qualified for the dividends-received deduction for corporate shareholders:

Fund Name	Dividends-Received Deduction
Mid-Cap Index	63.16%
Small/Mid-Cap Index	36.77
Total U.S. Stock Market Index	73.53

The Funds hereby designate the following amount(s), or maximum amount(s) allowable by law, as qualified short-term capital gain dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2021:

Fund Name	Qualified Short-Term Capital Gain Dividends
Mid-Cap Index	$—
Small/Mid-Cap Index	2,978,723
Total U.S. Stock Market Index	1,150,067

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met on April 7, 2021 (the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Russell Mid-Cap Index Fund (“Mid-Cap Index Fund”), iShares Russell Small/Mid-Cap Index Fund (“Small/Mid-Cap Index Fund”) and iShares Total U.S. Stock Market Index Fund (“Total U.S. Stock Market Index Fund” and, together with Mid-Cap Index Fund and Small/Mid-Cap Index Fund, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

The Approval Process:

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of the Funds and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, each of Mid-Cap Index Fund’s and Small/Mid-Cap Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.

The Board noted that for the one-year period reported, Total U.S. Stock Market Index Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Fund’s underperformance relative its benchmark and the breach of its lower tolerance, was primarily driven by negative performance stemming from the impact of post-notified flows. Post-notified activity is a source of performance variation, relative to the benchmark, because the flow information is received after the close of the effective date of the activity introducing either a drag or boost to performance.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net

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Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement  (continued)

operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that each of Small/Mid-Cap Index Fund’s and Total U.S. Stock Market Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.

The Board noted that Mid-Cap Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board also noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T A N D S U B - A D V I S O R Y A G R E E M E N T	107

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	30 RICs consisting of 152 Portfolios	None

Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	30 RICs consisting of 152 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020.	30 RICs consisting of 152 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	30 RICs consisting of 152 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	30 RICs consisting of 152 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)

Director, Charles Stark Draper Laboratory, Inc. since 2013; Senior Lecturer, Harvard Business School, from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.

			30 RICs consisting of 152 Portfolios	None

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Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	30 RICs consisting of 152 Portfolios	Hertz Global Holdings (car rental); Sealed Air Corp. (packaging); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 to 2015; WABCO (commercial vehicle safety systems) from 2015 to 2020.

Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	30 RICs consisting of 152 Portfolios	Newell Rubbermaid, Inc. (manufacturing) from 1995 to 2016.

Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	30 RICs consisting of 152 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	30 RICs consisting of 152 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007; Member Advisory Board, ESG Competent Boards since 2020.	30 RICs consisting of 152 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	109

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	30 RICs consisting of 152 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	103 RICs consisting of 252 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	105 RICs consisting of 254 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)

Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d)

Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e)	Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

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Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years

Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.

(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	111

Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser	Distributor
BlackRock Advisors, LLC	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022
Sub-Adviser	Independent Registered Public Accounting Firm
BlackRock Fund Advisors	PricewaterhouseCoopers LLP
San Francisco, CA 94105	Philadelphia, PA 19103
Accounting Agent and Custodian	Legal Counsel
State Street Bank and Trust Company	Sidley Austin LLP
Boston, MA 02111	New York, NY 10019
Transfer Agent	Address of the Funds
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	113

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

INDEX5-07/21-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$22,000	$22,000	$0	$0	$0	$0	$0	$0
iShares Russell Small/Mid-Cap Index Fund	$22,000	$22,000	$0	$0	$0	$0	$0	$0
iShares Total U.S. Stock Market Index Fund	$22,000	$22,000	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC ( the “Investment Adviser” or

“BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
[1]

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2]

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3]

Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax

2

Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$0	$0
iShares Russell Small/Mid-Cap Index Fund	$0	$0
iShares Total U.S. Stock Market Index Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

3

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: October 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: October 4, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: October 4, 2021

5